                                                            OMB APPROVAL
                                                   -----------------------------
                                                   OMB Number: 3235-0578
                                                   Expires: May 31, 2007
                                                   Estimated average burden
                                                   hours per response......21.09
                                                   -----------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04550

                               The MainStay Funds
               (Exact name of registrant as specified in charter)

                   51 Madison Avenue, New York, New York 10010
               (Address of principal executive offices) (Zip Code)

      Marguerite E.H. Morrison, 169 Lackawanna Avenue, Parsippany, NJ 07054
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-576-7000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The schedule of investments for the period ended January 31, 2007 is filed herewith.

MAINSTAY CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS                              January 31, 2007 unaudited

                                                                     SHARES              VALUE
                                                                 ---------------   ----------------
    COMMON STOCKS (98.0%)                         +

    AEROSPACE & DEFENSE (1.9%)
*   Precision Castparts Corp.                                            229,800   $     20,426,922
                                                                                   ----------------
    AUTOMOBILES (1.7%)
    Harley-Davidson, Inc.                         (a)                    270,700         18,480,689
                                                                                   ----------------
    BIOTECHNOLOGY (3.5%)
    Celgene Corp.                                 (b)                    324,100         17,397,688
    Genentech, Inc.                               (b)                    231,800         20,252,366
                                                                                   ----------------
                                                                                         37,650,054
                                                                                   ----------------
    CAPITAL MARKETS (5.6%)
*   Goldman Sachs Group, Inc. (The)                                       96,500         20,473,440
    Merrill Lynch & Co., Inc.                                            206,700         19,338,852
    Morgan Stanley                                                       236,300         19,563,277
                                                                                   ----------------
                                                                                         59,375,569
                                                                                   ----------------
    COMMERCIAL SERVICES & SUPPLIES (3.5%)
    Manpower, Inc.                                                       243,000         17,721,990
    Robert Half International, Inc.               (a)                    475,100         19,336,570
                                                                                   ----------------
                                                                                         37,058,560
                                                                                   ----------------
    COMMUNICATIONS EQUIPMENT (1.8%)
    Cisco Systems, Inc.                           (b)                    704,200         18,724,678
                                                                                   ----------------
    COMPUTERS & PERIPHERALS (5.4%)
    Apple, Inc.                                   (a)(b)                 226,800         19,443,564
    Hewlett-Packard Co.                                                  467,200         20,220,416
    Network Appliance, Inc.                       (b)                    469,500         17,653,200
                                                                                   ----------------
                                                                                         57,317,180
                                                                                   ----------------
    CONSUMER FINANCE (1.6%)
    First Marblehead Corp. (The)                  (a)                    312,900         17,021,760
                                                                                   ----------------
    DIVERSIFIED FINANCIAL SERVICES (1.7%)
    IntercontinentalExchange, Inc.                (b)                    142,400         18,590,320
                                                                                   ----------------
    DIVERSIFIED TELECOMMUNICATION SERVICES (1.9%)
    AT&T, Inc.                                                           538,300         20,256,229
                                                                                   ----------------
    ELECTRONIC EQUIPMENT & INSTRUMENTS (1.7%)
    Amphenol Corp. Class A                                               271,400         18,379,208
                                                                                   ----------------
    ENERGY EQUIPMENT & SERVICES (9.9%)
    Baker Hughes, Inc.                                                   257,800         17,795,934
    Cameron International Corp.                   (b)                    327,000         17,167,500

    ENSCO International, Inc.                                            330,400         16,807,448
    Halliburton Co.                                                      564,000         16,660,560
    National Oilwell Varco, Inc.                  (b)                    314,600         19,077,344
    Smith International, Inc.                                            468,600         18,594,048
                                                                                   ----------------
                                                                                        106,102,834
                                                                                   ----------------
    HEALTH CARE PROVIDERS & SERVICES (1.7%)
    Humana, Inc.                                  (b)                    326,000         18,093,000
                                                                                   ----------------
    INDEPENDENT POWER PRODUCERS & ENERGY
       TRADERS (1.9%)
*   NRG Energy, Inc.                              (b)                    343,600         20,591,948
                                                                                   ----------------
    INSURANCE (1.7%)
    Assurant, Inc.                                                       336,200         18,685,996
                                                                                   ----------------
    INTERNET SOFTWARE & SERVICES (3.9%)
*   Akamai Technologies, Inc.                     (b)                    362,300         20,354,014
*   Google, Inc. Class A                          (b)                     41,800         20,954,340
                                                                                   ----------------
                                                                                         41,308,354
                                                                                   ----------------
    IT SERVICES (1.6%)
    Cognizant Technology Solutions Corp.          (b)                    206,300         17,595,327
                                                                                   ----------------
    LIFE SCIENCES TOOLS & SERVICES (1.9%)
    Thermo Fisher Scientific, Inc.                (a)(b)                 424,900         20,331,465
                                                                                   ----------------
    MEDIA (3.6%)
    Comcast Corp. Class A                         (b)                    454,600         20,147,872
    DIRECTV Group, Inc. (The)                     (b)                    736,500         17,963,235
                                                                                   ----------------
                                                                                         38,111,107
                                                                                   ----------------
    METALS & MINING (4.1%)
*   Allegheny Technologies, Inc.                                         212,200         21,960,578
*   Southern Copper Corp.                         (a)                    357,100         22,318,750
                                                                                   ----------------
                                                                                         44,279,328
                                                                                   ----------------
    MULTILINE RETAIL (5.6%)
    J.C. Penney Co., Inc.                                                248,800         20,212,512
    Kohl's Corp.                                  (b)                    281,200         19,939,892
    Nordstrom, Inc.                                                      356,300         19,849,473
                                                                                   ----------------
                                                                                         60,001,877
                                                                                   ----------------
    MULTI-UTILITIES (1.7%)
    CenterPoint Energy, Inc.                      (a)                  1,034,100         17,848,566
                                                                                   ----------------
    OIL, GAS & CONSUMABLE FUELS (3.6%)
    Williams Cos., Inc. (The)                                            705,700         19,046,843
    XTO Energy, Inc.                                                     377,600         19,057,472
                                                                                   ----------------
                                                                                         38,104,315
                                                                                   ----------------
    PHARMACEUTICALS (1.9%)
    Schering-Plough Corp.                                                801,900         20,047,500
                                                                                   ----------------
    ROAD & RAIL (1.8%)
    Norfolk Southern Corp.                                               382,700         19,001,055
                                                                                   ----------------
    SEMICONDUCTORS & SEMICONDUCTOR
       EQUIPMENT (5.1%)

    Applied Materials, Inc.                       (a)                  1,043,100         18,494,163
*   MEMC Electronic Materials, Inc.               (b)                    398,900         20,902,360
    NVIDIA Corp.                                  (b)                    504,100         15,450,665
                                                                                   ----------------
                                                                                         54,847,188
                                                                                   ----------------
    SOFTWARE (3.5%)
    BMC Software, Inc.                            (b)                    519,300         17,858,727
    Oracle Corp.                                  (b)                  1,122,800         19,267,248
                                                                                   ----------------
                                                                                         37,125,975
                                                                                   ----------------
    SPECIALTY RETAIL (10.4%)
    Abercrombie & Fitch Co. Class A                                      226,400         18,007,856
    American Eagle Outfitters, Inc.                                      616,600         19,965,508
    AutoZone, Inc.                                (b)                    138,600         17,412,318
    CarMax, Inc.                                  (b)                    327,000         18,779,610
    Limited Brands, Inc.                                                 660,600         18,457,164
    TJX Cos., Inc. (The)                                                 643,000         19,013,510
                                                                                   ----------------
                                                                                        111,635,966
                                                                                   ----------------
    TEXTILES, APPAREL & LUXURY GOODS (3.8%)
*   Coach, Inc.                                   (b)                    448,000         20,545,280
*   Polo Ralph Lauren Corp.                                              247,800         20,331,990
                                                                                   ----------------
                                                                                         40,877,270
                                                                                   ----------------
    Total Common Stocks
       (Cost $938,870,920)                                                            1,047,870,240
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    SHORT-TERM INVESTMENTS (8.7%)

    COMMERCIAL PAPER (4.0%)
    Abbey National North America LLC
       5.24%, due 2/8/07                                              $4,575,000          4,570,339
    CAFCO LLC
       5.287%, due 3/6/07                         (c)                  1,244,032          1,244,032
    Charta LLC
       5.299%, due 3/23/07                        (c)                  1,627,809          1,627,809
    Clipper Receivables Corp.
       5.281%, due 2/13/07                        (c)                  1,244,032          1,244,032
    Commonwealth Bank of Australia (Delaware)
       Finance, Inc.
       5.282%, due 2/28/07                        (c)                  2,869,356          2,869,356
    Fairway Finance Corp.
       5.292%, due 2/21/07                        (c)                  1,244,032          1,244,032
    Falcon Asset Securitization Corp.
       5.286%, due 2/13/07                        (c)                  1,244,032          1,244,032
    Greyhawk Funding LLC
       5.285%, due 2/7/07                         (c)                  1,244,032          1,244,032
    Jupiter Securitization Corp.
       5.282%, due 2/9/07                         (c)                  1,244,032          1,244,032
    Liberty Street Funding Co.
       5.285%, due 3/2/07                         (c)                  1,658,709          1,658,709
    Old Line Funding LLC
       5.282%, due 2/15/07                        (c)                  1,244,032          1,244,032
    Park Avenue Receivables Corp.
       5.286%, due 2/27/07                        (c)                    829,354            829,354
    Rabobank USA Finance Corp.
       5.27%, due 2/1/07                                              11,435,000         11,435,000

    Sheffield Receivables Corp.
       5.293%, due 2/15/07                        (c)                  1,451,370          1,451,370
    Toyota Motor Credit Corp.
       5.23%, due 2/2/07                                               7,445,000          7,443,918
    Variable Funding Capital Co.
       5.272%, due 2/6/07                         (c)                  1,244,032          1,244,032
    Yorktown Capital LLC
       5.276%, due 2/8/07                         (c)                  1,244,032          1,244,032
                                                                                   ----------------
    Total Commercial Paper
       (Cost $43,082,143)                                                                43,082,143
                                                                                   ----------------

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    INVESTMENT COMPANY (0.9%)

    BGI Institutional Money Market Fund           (c)                  9,971,569          9,971,569
                                                                                   ----------------
    Total Investment Company
       (Cost $9,971,569)                                                                  9,971,569
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    REPURCHASE AGREEMENT (0.2%)

    Morgan Stanley & Co. 5.42%, dated 1/31/07
        due 2/1/07 Proceeds at Maturity $2,073,698
        (Collateralized by various Corporate
        Bonds, with rates between 5.19% - 8.60%
        and maturity dates between 5/19/10 -
        12/29/49, with a Principal Amount of
        $2,161,716 and a Market Value of $2,148,404)(c)          $     2,073,386          2,073,386
                                                                                   ----------------
    Total Repurchase Agreement
       (Cost $2,073,386)                                                                  2,073,386
                                                                                   ----------------
    TIME DEPOSITS (3.6%)
    Banco Bilbao Vizcaya Argentaria S.A.
       5.305%, due 4/26/07                        (c)                  3,317,418          3,317,418
    Bank of America Corp.
       5.27%, due 3/20/07                         (c)(d)               4,561,446          4,561,446
    BNP Paribas
       5.26%, due 2/8/07                          (c)                  2,902,741          2,902,741
    Calyon
       5.31%, due 2/12/07                         (c)                  3,317,418          3,317,418
    Citigroup, Inc.
       5.325%, due 3/22/07                        (c)                  2,902,741          2,902,741
    Lloyds TSB Bank PLC
       5.29%, due 2/21/07                         (c)                  3,317,418          3,317,418
    National Australia Bank, Ltd.
       5.28%, due 2/1/07                          (c)                  7,049,513          7,049,513
    Rabobank Nederland
       5.29%, due 3/6/07                          (c)                  3,317,418          3,317,418
    Skandinaviska Enskilda Banken AB
       5.28%, due 2/23/07                         (c)                  4,561,449          4,561,449
    Standard Chartered Bank
       5.28%, due 2/9/07                          (c)                  3,317,418          3,317,418
                                                                                   ----------------
    Total Time Deposits
       (Cost $38,564,980)                                                                38,564,980
                                                                                   ----------------
    Total Short-Term Investments
       (Cost $93,692,078)                                                                93,692,078
                                                                                   ----------------

    Total Investments
       (Cost $1,032,562,998)                      (e)                      106.7%  $  1,141,562,318(f)

    Liabilities in Excess of
       Cash and Other Assets                                                (6.7)       (72,178,850)
                                                                 ---------------   ----------------
    Net Assets                                                             100.0%  $  1,069,383,468
                                                                 ===============   ================

+    Percentages indicated are based on Fund net assets.

* Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Represents a security, or a portion thereof, which is out on loan.

(b)  Non-income producing security.

(c) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)  Floating rate. Rate shown is the rate in effect at January 31, 2007.

(e)  The cost for federal income tax purposes is $1,033,724,079.

(f) At January 31, 2007 net unrealized appreciation was $107,838,239, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $118,175,392 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $10,337,153.

MAINSTAY COMMON STOCK FUND
PORTFOLIO OF INVESTMENTS                              January 31, 2007 unaudited

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    COMMON STOCKS (97.7%)                         +

    AEROSPACE & DEFENSE (2.4%)
    Boeing Co. (The)                                                      32,518   $      2,912,312
    Lockheed Martin Corp.                                                 20,627          2,004,738
    Raytheon Co.                                                          20,426          1,060,109
                                                                                   ----------------
                                                                                          5,977,159
                                                                                   ----------------
    AIR FREIGHT & LOGISTICS (0.0%)                ++
    United Parcel Service, Inc. Class B                                      154             11,131
                                                                                   ----------------
    AUTO COMPONENTS (0.1%)
    ArvinMeritor, Inc.                                                     4,648             89,474
    Lear Corp.                                    (a)                      3,085            104,458
                                                                                   ----------------
                                                                                            193,932
                                                                                   ----------------
    AUTOMOBILES (1.1%)
    Ford Motor Co.                                (a)                    132,718          1,078,997
    Harley-Davidson, Inc.                         (a)                     23,102          1,577,174
    Thor Industries, Inc.                         (a)                      1,193             50,416
                                                                                   ----------------
                                                                                          2,706,587
                                                                                   ----------------
    BEVERAGES (0.4%)
    Coca-Cola Co. (The)                                                    5,742            274,927
    Molson Coors Brewing Co. Class B                                       3,986            322,069
    PepsiCo, Inc.                                                          6,559            427,909
                                                                                   ----------------
                                                                                          1,024,905
                                                                                   ----------------
    BIOTECHNOLOGY (0.0%)                          ++
    Amgen, Inc.                                   (b)                        768             54,044
                                                                                   ----------------
    BUILDING PRODUCTS (0.7%)
    Masco Corp.                                   (a)                     51,031          1,632,482
                                                                                   ----------------
    CAPITAL MARKETS (7.1%)
    A.G. Edwards, Inc.                                                     2,802            185,520
    Ameriprise Financial, Inc.                                            31,039          1,830,059
    Bank of New York Co., Inc. (The)                                      77,588          3,104,296
    Charles Schwab Corp. (The)                                            99,724          1,886,778
    Franklin Resources, Inc.                                               8,278            985,993
    Goldman Sachs Group, Inc. (The)                                        9,583          2,033,129
    Lehman Brothers Holdings, Inc.                                        11,897            978,409
    Merrill Lynch & Co., Inc.                                             20,350          1,903,946
    Morgan Stanley                                                        24,155          1,999,792
    Northern Trust Corp.                                                  24,055          1,461,341
    Nuveen Investments, Inc. Class A                                         940             46,530
    Raymond James Financial, Inc.                                          5,314            169,623
    SEI Investments Co.                                                    2,268            141,364
    T. Rowe Price Group, Inc.                                             13,121            629,677

                                                                                   ----------------
                                                                                         17,356,457
                                                                                   ----------------
    CHEMICALS (0.5%)
    Albemarle Corp.                                                        3,146            245,325
    Ashland, Inc.                                                          5,664            393,931
    FMC Corp.                                                                443             34,488
    Lyondell Chemical Co.                                                 19,023            601,507
                                                                                   ----------------
                                                                                          1,275,251
                                                                                   ----------------
    COMMERCIAL BANKS (2.1%)
    Comerica, Inc.                                                         5,419            321,347
    Fifth Third Bancorp                                                   12,487            498,231
    First Horizon National Corp.                  (a)                      4,127            179,937
    National City Corp.                                                   20,001            757,038
    PNC Financial Services Group, Inc.                                    13,019            960,412
    Regions Financial Corp.                                               20,992            761,170
    Wachovia Corp.                                                         8,245            465,842
    Wells Fargo & Co.                                                     30,768          1,105,187
                                                                                   ----------------
                                                                                          5,049,164
                                                                                   ----------------
    COMMERCIAL SERVICES & SUPPLIES (0.0%)         ++
    Korn/Ferry International                      (a)(b)                   1,542             36,823
                                                                                   ----------------
    COMMUNICATIONS EQUIPMENT (2.8%)
    Avaya, Inc.                                   (b)                     43,773            561,608
    Cisco Systems, Inc.                           (b)                    141,426          3,760,517
    Motorola, Inc.                                                       109,150          2,166,628
    Polycom, Inc.                                 (b)                      6,158            207,032
    UTStarcom, Inc.                               (a)(b)                   9,731             85,925
                                                                                   ----------------
                                                                                          6,781,710
                                                                                   ----------------
    COMPUTERS & PERIPHERALS (4.7%)
    Dell, Inc.                                    (b)                    102,908          2,495,519
*   Hewlett-Packard Co.                                                   88,612          3,835,127
*   International Business Machines Corp.                                 44,340          4,396,311
    Lexmark International, Inc. Class A           (b)                     12,634            796,321
                                                                                   ----------------
                                                                                         11,523,278
                                                                                   ----------------
    CONSTRUCTION & ENGINEERING (0.1%)
    Granite Construction, Inc.                                             3,128            167,536
    Quanta Services, Inc.                         (b)                      1,513             31,122
                                                                                   ----------------
                                                                                            198,658
                                                                                   ----------------
    CONSUMER FINANCE (1.0%)
    AmeriCredit Corp.                             (b)                     10,506            285,133
    Capital One Financial Corp.                                           25,932          2,084,933
                                                                                   ----------------
                                                                                          2,370,066
                                                                                   ----------------
    CONTAINERS & PACKAGING (0.2%)
    Pactiv Corp.                                  (b)                     17,379            563,775
                                                                                   ----------------
    DIVERSIFIED CONSUMER SERVICES (0.2%)
    Apollo Group, Inc. Class A                    (b)                      3,747            162,620
    Career Education Corp.                        (b)                      8,421            241,430
    Corinthian Colleges, Inc.                     (b)                      2,716             35,471
    DeVry, Inc.                                                              663             18,670
                                                                                   ----------------
                                                                                            458,191
                                                                                   ----------------

    DIVERSIFIED FINANCIAL SERVICES (4.9%)
    Bank of America Corp.                                                 55,420          2,913,984
    CBOT Holdings, Inc. Class A                   (a)(b)                   4,422            746,434
*   Citigroup, Inc.                                                      114,701          6,323,466
    JPMorgan Chase & Co.                                                  38,584          1,965,083
                                                                                   ----------------
                                                                                         11,948,967
                                                                                   ----------------
    DIVERSIFIED TELECOMMUNICATION SERVICES
       (4.6%)
*   AT&T, Inc.                                                           129,765          4,883,057
    CenturyTel, Inc.                                                      14,997            672,465
    Citizens Communications Co.                                           29,312            429,714
    Embarq Corp.                                                          18,983          1,053,746
    Qwest Communications International, Inc.      (b)                     71,365            581,625
    Verizon Communications, Inc.                                          95,332          3,672,189
                                                                                   ----------------
                                                                                         11,292,796
                                                                                   ----------------
    ELECTRIC UTILITIES (1.3%)
    Edison International                                                  29,558          1,329,519
    Entergy Corp.                                                         20,725          1,924,316
                                                                                   ----------------
                                                                                          3,253,835
                                                                                   ----------------
    ELECTRICAL EQUIPMENT (0.0%)                   ++
    American Power Conversion Corp.                                        1,968             60,496
                                                                                   ----------------
    ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
    Tech Data Corp.                               (b)                      4,385            162,859
                                                                                   ----------------
    ENERGY EQUIPMENT & SERVICES (0.9%)
    Halliburton Co.                                                       68,204          2,014,746
    Tidewater, Inc.                               (a)                      4,008            206,693
                                                                                   ----------------
                                                                                          2,221,439
                                                                                   ----------------
    FOOD & STAPLES RETAILING (0.4%)
    Safeway, Inc.                                                          8,786            316,560
    Wal-Mart Stores, Inc.                                                 13,892            662,509
                                                                                   ----------------
                                                                                            979,069
                                                                                   ----------------
    FOOD PRODUCTS (1.1%)
    ConAgra Foods, Inc.                                                   57,054          1,466,858
    General Mills, Inc.                                                   18,326          1,048,980
    J.M. Smucker Co. (The)                                                 2,720            129,173
                                                                                   ----------------
                                                                                          2,645,011
                                                                                   ----------------
    GAS UTILITIES (0.1%)
    Equitable Resources, Inc.                                              1,362             58,907
    Nicor, Inc.                                                            5,243            238,557
                                                                                   ----------------
                                                                                            297,464
                                                                                   ----------------
    HEALTH CARE EQUIPMENT & SUPPLIES (0.0%)       ++
    Advanced Medical Optics, Inc.                 (a)(b)                   1,408             51,744
    Biomet, Inc.                                                           1,679             71,122
                                                                                   ----------------
                                                                                            122,866
                                                                                   ----------------
    HEALTH CARE PROVIDERS & SERVICES (6.3%)
    Aetna, Inc.                                                           46,068          1,942,227
    AmerisourceBergen Corp.                                               25,471          1,334,171
    Apria Healthcare Group, Inc.                  (b)                      3,912            108,636

    Cardinal Health, Inc.                                                 23,484          1,677,227
    Caremark Rx, Inc.                                                     10,289            630,304
    CIGNA Corp.                                                            6,483            858,349
    Coventry Health Care, Inc.                    (b)                     20,277          1,045,279
    Humana, Inc.                                  (b)                     21,239          1,178,765
    Laboratory Corp. of America Holdings          (b)                      9,392            689,748
    McKesson Corp.                                                        35,105          1,957,104
    UnitedHealth Group, Inc.                                              55,424          2,896,458
    WellPoint, Inc.                               (b)                     14,281          1,119,345
                                                                                   ----------------
                                                                                         15,437,613
                                                                                   ----------------
    HOTELS, RESTAURANTS & LEISURE (0.2%)
    Brinker International, Inc.                                            1,139             35,935
    Harrah's Entertainment, Inc.                                           2,210            186,701
    McDonald's Corp.                                                       7,261            322,025
    Wendy's International, Inc.                                            1,574             53,453
                                                                                   ----------------
                                                                                            598,114
                                                                                   ----------------
    HOUSEHOLD DURABLES (0.8%)
    American Greetings Corp. Class A                                       5,337            128,195
    Black & Decker Corp.                                                   4,302            375,479
    Blyth, Inc.                                                            2,254             46,861
    Lennar Corp. Class A                                                  17,932            975,142
    Snap-on, Inc.                                                          6,576            317,029
    Tupperware Brands Corp.                                                2,142             49,973
                                                                                   ----------------
                                                                                          1,892,679
                                                                                   ----------------
    HOUSEHOLD PRODUCTS (1.0%)
    Energizer Holdings, Inc.                      (b)                      1,454            123,924
    Procter & Gamble Co. (The)                                            35,870          2,326,887
                                                                                   ----------------
                                                                                          2,450,811
                                                                                   ----------------
    INDEPENDENT POWER PRODUCERS & ENERGY
       TRADERS (1.5%)
    AES Corp. (The)                               (b)                     80,945          1,682,847
    TXU Corp.                                                             34,828          1,883,498
                                                                                   ----------------
                                                                                          3,566,345
                                                                                   ----------------
    INDUSTRIAL CONGLOMERATES (2.3%)
*   General Electric Co.                                                 149,341          5,383,743
    Teleflex, Inc.                                                         2,253            150,455
                                                                                   ----------------
                                                                                          5,534,198
                                                                                   ----------------
    INSURANCE (10.1%)
    ACE, Ltd.                                                             31,542          1,822,497
    AFLAC, Inc.                                                           38,263          1,821,701
    Allstate Corp. (The)                                                  35,186          2,116,790
    Ambac Financial Group, Inc.                                            2,914            256,723
    American Financial Group, Inc.                                         6,434            227,249
    American International Group, Inc.                                    26,434          1,809,407
    Aon Corp.                                                             30,077          1,078,561
    Chubb Corp. (The)                                                     36,189          1,883,276
    First American Corp.                                                   8,956            379,555
    Genworth Financial, Inc. Class A                                      44,874          1,566,103
    Hartford Financial Services Group, Inc.
       (The)                                                               7,482            710,117
    HCC Insurance Holdings, Inc.                  (a)                     10,300            321,360
    Horace Mann Educators Corp.                                            1,966             38,986
    Loews Corp.                                                           45,468          1,976,039

    Mercury General Corp.                                                  2,051            106,980
    MetLife, Inc.                                                         39,807          2,472,811
    Old Republic International Corp.                                      21,159            471,846
    Principal Financial Group, Inc.               (a)                     30,768          1,895,616
    Progressive Corp. (The)                                                5,800            134,502
    Protective Life Corp.                                                  6,480            317,066
    SAFECO Corp.                                                          10,390            665,064
    UnumProvident Corp.                                                   23,216            510,752
    W.R. Berkley Corp.                                                    15,480            512,233
    XL Capital, Ltd. Class A                                              23,261          1,605,009
                                                                                   ----------------
                                                                                         24,700,243
                                                                                   ----------------
    INTERNET & CATALOG RETAIL (0.2%)
    IAC/InterActiveCorp.                          (b)                     14,213            545,779
                                                                                   ----------------
    INTERNET SOFTWARE & SERVICES (0.2%)
    Google, Inc. Class A                          (b)                        830            416,079
                                                                                   ----------------
    IT SERVICES (2.4%)
    Acxiom Corp.                                                           6,282            142,601
    Computer Sciences Corp.                       (b)                     22,038          1,156,113
    Convergys Corp.                               (b)                     18,037            469,683
    CSG Systems International, Inc.               (b)                      4,395            110,227
    Electronic Data Systems Corp.                                         62,979          1,656,977
    Fidelity National Information Services,
       Inc.                                                               17,635            749,840
    First Data Corp.                                                      56,374          1,401,458
    MoneyGram International, Inc.                                          3,034             90,990
    Sabre Holdings Corp. Class A                                           3,360            108,562
    SRA International, Inc. Class A               (b)                      1,397             35,344
                                                                                   ----------------
                                                                                          5,921,795
                                                                                   ----------------
    LEISURE EQUIPMENT & PRODUCTS (1.0%)
    Eastman Kodak Co.                                                     27,090            700,547
    Hasbro, Inc.                                                          21,249            603,472
    Mattel, Inc.                                                          48,920          1,191,691
                                                                                   ----------------
                                                                                          2,495,710
                                                                                   ----------------
    MACHINERY (0.7%)
    AGCO Corp.                                    (b)                      8,423            286,129
    Cummins, Inc.                                                          6,691            900,341
    Oshkosh Truck Corp.                                                    1,797             94,882
    PACCAR, Inc.                                                           4,086            273,231
    Terex Corp.                                   (b)                      3,466            197,181
                                                                                   ----------------
                                                                                          1,751,764
                                                                                   ----------------
    MEDIA (3.2%)
    CBS Corp. Class B                                                     57,189          1,782,581
    Clear Channel Communications, Inc.                                     5,927            215,269
    Comcast Corp. Class A                         (b)                     22,369            991,394
    DIRECTV Group, Inc. (The)                     (b)                     37,626            917,698
    Interpublic Group of Cos., Inc. (The)         (b)                        809             10,646
    McGraw-Hill Cos., Inc. (The)                                          26,976          1,809,550
    Omnicom Group, Inc.                                                   17,848          1,877,610
    Scholastic Corp.                              (b)                      1,495             52,848
    Time Warner, Inc.                                                      2,420             52,925
    Univision Communications, Inc. Class A        (b)                      4,711            168,230
                                                                                   ----------------
                                                                                          7,878,751
                                                                                   ----------------

    METALS & MINING (1.8%)
    Freeport-McMoRan Copper & Gold, Inc.
       Class B                                    (a)                     25,166          1,447,297
    Nucor Corp.                                                           23,332          1,505,847
    Phelps Dodge Corp.                                                     9,708          1,199,909
    United States Steel Corp.                                              3,704            309,247
                                                                                   ----------------
                                                                                          4,462,300
                                                                                   ----------------
    MULTILINE RETAIL (3.3%)
    Big Lots, Inc.                                (a)(b)                  13,929            361,179
    Dillard's, Inc. Class A                                                  974             33,447
    Dollar Tree Stores, Inc.                      (b)                      4,874            153,336
    Federated Department Stores, Inc.                                     46,936          1,947,375
    J.C. Penney Co., Inc.                                                  8,957            727,667
    Kohl's Corp.                                  (b)                     27,429          1,944,990
    Nordstrom, Inc.                                                       29,631          1,650,743
    Saks, Inc.                                                             6,334            118,826
    Sears Holdings Corp.                          (b)                      6,251          1,104,239
                                                                                   ----------------
                                                                                          8,041,802
                                                                                   ----------------
    MULTI-UTILITIES (0.1%)
    KeySpan Corp.                                                          2,902            118,402
    OGE Energy Corp.                                                       4,456            172,536
                                                                                   ----------------
                                                                                            290,938
                                                                                   ----------------
    OIL, GAS & CONSUMABLE FUELS (8.8%)
    Anadarko Petroleum Corp.                                              10,283            449,881
*   Chevron Corp.                                                         57,113          4,162,395
    ConocoPhillips                                                         6,977            463,343
*   ExxonMobil Corp.                                                     130,377          9,660,936
    Kinder Morgan, Inc.                                                    1,775            188,150
    Marathon Oil Corp.                                                    23,859          2,155,422
    Noble Energy, Inc.                                                     5,977            319,232
    Occidental Petroleum Corp.                                            19,910            923,028
    Overseas Shipholding Group, Inc.                                       2,710            168,372
    Plains Exploration & Production Co.           (b)                      7,110            342,986
    Spectra Energy Corp.                                                   8,692            227,035
    Sunoco, Inc.                                                           4,152            262,116
    Valero Energy Corp.                                                   40,533          2,200,131
                                                                                   ----------------
                                                                                         21,523,027
                                                                                   ----------------
    PERSONAL PRODUCTS (0.0%)                      ++
    Alberto-Culver Co.                                                     4,535            103,715
                                                                                   ----------------
    PHARMACEUTICALS (5.2%)
    Barr Pharmaceuticals, Inc.                    (b)                      6,355            340,120
    Forest Laboratories, Inc.                     (b)                     10,670            598,694
    Johnson & Johnson                                                     31,291          2,090,239
    King Pharmaceuticals, Inc.                    (b)                     27,529            491,668
    Merck & Co., Inc.                                                     74,592          3,337,992
    Mylan Laboratories, Inc.                      (a)                     22,785            504,460
*   Pfizer, Inc.                                                         192,460          5,050,150
    Watson Pharmaceuticals, Inc.                  (b)                     13,091            356,337
                                                                                   ----------------
                                                                                         12,769,660
                                                                                   ----------------
    REAL ESTATE INVESTMENT TRUSTS (0.5%)
    Apartment Investment & Management Co.
       Class A                                                             3,281            205,489
    Equity Office Properties Trust                                        17,299            960,959

                                                                                   ----------------
                                                                                          1,166,448
                                                                                   ----------------
    REAL ESTATE MANAGEMENT & DEVELOPMENT (0.0%)   ++
    Realogy Corp.                                 (b)                        501             14,980
                                                                                   ----------------
    ROAD & RAIL (0.0%)                            ++
    Avis Budget Group, Inc.                                                2,384             60,697
                                                                                   ----------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
       (1.3%)
    Agere Systems, Inc.                           (b)                      2,750             55,385
    Applied Materials, Inc.                                               42,928            761,113
    Atmel Corp.                                   (b)                     40,449            241,885
    Intel Corp.                                                           34,293            718,781
    Micron Technology, Inc.                       (b)                     34,098            441,569
    National Semiconductor Corp.                                          21,652            500,811
    Novellus Systems, Inc.                        (b)                      9,943            306,543
    Teradyne, Inc.                                (b)                     15,031            223,962
                                                                                   ----------------
                                                                                          3,250,049
                                                                                   ----------------
    SOFTWARE (4.4%)
    BMC Software, Inc.                            (b)                     26,520            912,023
    CA, Inc.                                                              19,682            483,193
    Compuware Corp.                               (b)                     23,313            209,118
    Intuit, Inc.                                  (b)                     21,588            678,943
    McAfee, Inc.                                  (b)                      5,073            148,436
*   Microsoft Corp.                                                      178,040          5,494,314
    Oracle Corp.                                  (b)                     56,293            965,988
    Sybase, Inc.                                  (b)                      7,718            199,819
    Symantec Corp.                                (b)                     93,722          1,659,817
                                                                                   ----------------
                                                                                         10,751,651
                                                                                   ----------------
    SPECIALTY RETAIL (2.7%)
    Aeropostale, Inc.                             (b)                      1,229             44,170
    American Eagle Outfitters, Inc.                                       18,374            594,950
    AnnTaylor Stores Corp.                        (b)                      6,696            231,012
    AutoNation, Inc.                              (b)                      3,522             79,069
    AutoZone, Inc.                                (b)                      4,085            513,199
    Barnes & Noble, Inc.                                                   4,749            184,879
    Circuit City Stores, Inc.                                              4,319             88,151
    Claire's Stores, Inc.                                                  2,285             78,604
    Gap, Inc. (The)                                                       68,503          1,313,203
    Office Depot, Inc.                            (b)                     35,894          1,342,077
    OfficeMax, Inc.                                                        9,618            464,453
    Payless ShoeSource, Inc.                      (b)                      6,091            206,789
    RadioShack Corp.                              (a)                     17,395            384,430
    Rent-A-Center, Inc.                           (b)                      1,689             49,758
    Sherwin-Williams Co. (The)                                            14,504          1,002,226
                                                                                   ----------------
                                                                                          6,576,970
                                                                                   ----------------
    TEXTILES, APPAREL & LUXURY GOODS (0.2%)
    Jones Apparel Group, Inc.                                             14,483            494,739
                                                                                   ----------------
    THRIFTS & MORTGAGE FINANCE (0.4%)
    Radian Group, Inc.                                                     2,566            154,525
    Washington Mutual, Inc.                                               20,583            917,796
                                                                                   ----------------
                                                                                          1,072,321
                                                                                   ----------------

    TOBACCO (1.7%)
    Altria Group, Inc.                                                    35,313          3,086,003
    Universal Corp.                                                          909             43,932
    UST, Inc.                                                             19,186          1,102,044
                                                                                   ----------------
                                                                                          4,231,979
                                                                                   ----------------
    WIRELESS TELECOMMUNICATION SERVICES (0.6%)
    ALLTEL Corp.                                                          24,588          1,506,999
                                                                                   ----------------
    Total Common Stocks
       (Cost $215,738,491)                                                              239,706,571
                                                                                   ----------------

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    INVESTMENT COMPANIES (1.9%)
    DIAMONDS Trust Series I                       (c)                         10              1,262
*   S&P 500 Index - SPDR Trust Series 1           (a)(c)                  31,756          4,563,337
                                                                                   ----------------
    Total Investment Companies
       (Cost $4,526,934)                                                                  4,564,599
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    SHORT-TERM INVESTMENTS (4.3%)

    COMMERCIAL PAPER (1.2%)
    CAFCO LLC
       5.287%, due 3/6/07                         (d)            $       188,231            188,231
    Charta LLC
       5.299%, due 3/23/07                        (d)                    246,299            246,299
    Clipper Receivables Corp.
       5.281%, due 2/13/07                        (d)                    188,231            188,231
    Commonwealth Bank of Australia (Delaware)
       Finance, Inc.
       5.282%, due 2/28/07                        (d)                    434,154            434,154
    Fairway Finance Corp.
       5.292%, due 2/21/07                        (d)                    188,231            188,231
    Falcon Asset Securitization Corp.
       5.286%, due 2/13/07                        (d)                    188,231            188,231
    Greyhawk Funding LLC
       5.285%, due 2/7/07                         (d)                    188,231            188,231
    Jupiter Securitization Corp.
       5.282%, due 2/9/07                         (d)                    188,231            188,231
    Liberty Street Funding Co.
       5.285%, due 3/2/07                         (d)                    250,974            250,974
    Old Line Funding LLC
       5.282%, due 2/15/07                        (d)                    188,231            188,231
    Park Avenue Receivables Corp.
       5.286%, due 2/27/07                        (d)                    125,487            125,487
    Sheffield Receivables Corp.
       5.293%, due 2/15/07                        (d)                    219,602            219,602
    Variable Funding Capital Co.
       5.272%, due 2/6/07                         (d)                    188,231            188,231
    Yorktown Capital LLC
       5.276%, due 2/8/07                         (d)                    188,231            188,231
                                                                                   ----------------
    Total Commercial Paper
       (Cost $2,970,595)                                                                  2,970,595
                                                                                   ----------------

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    INVESTMENT COMPANY (0.6%)
    BGI Institutional Money Market Fund           (d)                  1,508,768          1,508,768
                                                                                   ----------------
    Total Investment Company
       (Cost $1,508,768)                                                                  1,508,768
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    REPURCHASE AGREEMENT (0.1%)
    Morgan Stanley & Co. 5.42%, dated 1/31/07
       due 2/1/07 Proceeds at Maturity $313,765
       (Collateralized by various Corporate
       Bonds, with rates between 5.19% - 8.60%
       and maturity dates between 5/19/10 -
       12/29/49, with a Principal Amount of
       $327,083 and a Market Value of $325,069)   (d)            $       313,718            313,718
                                                                                   ----------------
    Total Repurchase Agreement
       (Cost $313,718)                                                                      313,718
                                                                                   ----------------
    TIME DEPOSITS (2.4%)
    Banco Bilbao Vizcaya Argentaria S.A.
       5.305%, due 4/26/07                        (d)                    501,948            501,948
    Bank of America Corp.
       5.27%, due 3/20/07                         (d)(e)                 690,179            690,179
    BNP Paribas
       5.26%, due 2/8/07                          (d)                    439,205            439,205
    Calyon
       5.31%, due 2/12/07                         (d)                    501,948            501,948
    Citigroup, Inc.
       5.325%, due 3/22/07                        (d)                    439,205            439,205
    Lloyds TSB Bank PLC
       5.29%, due 2/21/07                         (d)                    501,948            501,948
    National Australia Bank, Ltd.
       5.28%, due 2/1/07                          (d)                  1,066,640          1,066,640
    Rabobank Nederland
       5.29%, due 3/6/07                          (d)                    501,948            501,948
    Skandinaviska Enskilda Banken AB
       5.28%, due 2/23/07                         (d)                    690,179            690,179
    Standard Chartered Bank
       5.28%, due 2/9/07                          (d)                    501,948            501,948
                                                                                   ----------------
    Total Time Deposits
       (Cost $5,835,148)                                                                  5,835,148
                                                                                   ----------------
    Total Short-Term Investments
       (Cost $10,628,229)                                                                10,628,229
                                                                                   ----------------
    Total Investments
       (Cost $230,893,654)                        (f)                      103.9%       254,899,399(g)
    Liabilities in Excess of
       Cash and Other Assets                                                (3.9)        (9,529,912)
                                                                 ---------------   ----------------
    Net Assets                                                             100.0%  $    245,369,487
                                                                 ===============   ================

+    Percentages indicated are based on Fund net assets.

++   Less than one tenth of a percent.

* Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Represents a security, or a portion thereof, which is out on loan.

(b)  Non-income producing security.

(c) Exchange Traded Fund - represents a basket of securities that are traded on an exchange.

(d) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)  Floating rate. Rate shown is the rate in effect at January 31, 2007.

(f)  The cost for federal income tax purposes is $232,366,694.

(g) At January 31, 2007 net unrealized appreciation was $22,532,705, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $25,248,746 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $2,716,041.

MAINSTAY CONVERTIBLE FUND
PORTFOLIO OF INVESTMENTS                              January 31, 2007 unaudited

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    CONVERTIBLE SECURITIES (88.5%)                +
    CONVERTIBLE BONDS (78.5%)

    ADVERTISING (1.0%)
    Interpublic Group of Cos., Inc.
       4.50%, due 3/15/23                                        $     4,040,000   $      5,009,600
                                                                                   ----------------
    AEROSPACE & DEFENSE (2.9%)
    L-3 Communications Corp.
       3.00%, due 8/1/35                          (a)                  6,455,000          6,729,337
    Orbital Sciences Corp.
       2.438%, due 1/15/27                        (a)                  3,625,000          3,529,844
    Triumph Group, Inc.
       2.625%, due 10/1/26                        (a)                  2,654,000          3,198,070
       2.625%, due 10/1/26                        (b)                    450,000            542,250
                                                                                   ----------------
                                                                                         13,999,501
                                                                                   ----------------
    AIRLINES (0.6%)
    AMR Corp.
       4.50%, due 2/15/24                                              1,485,000          2,671,144
                                                                                   ----------------
    AUTO PARTS & EQUIPMENT (0.4%)
    ArvinMeritor, Inc.
       4.625%, due 3/1/26
       (zero coupon), beginning 3/1/16            (a)                  1,680,000          1,990,800
                                                                                   ----------------
    BIOTECHNOLOGY (4.0%)
    Amgen, Inc.
       0.125%, due 2/1/11                         (a)                  9,140,000          9,128,575
       0.125%, due 2/1/11                         (b)                  5,275,000          5,268,406
    Citigroup Funding, Inc. (Genentech, Inc.)
       0.50%, due 2/3/11                          (c)                  5,225,000          4,923,517
                                                                                   ----------------
                                                                                         19,320,498
                                                                                   ----------------
    COMPUTERS (9.0%)
    Cadence Design Systems, Inc.
       1.375%, due 12/15/11                       (a)(b)               3,545,000          3,748,837
       1.50%, due 12/15/13                        (a)(b)               3,550,000          3,776,312
*   Credit Suisse USA, Inc.
       (Hewlett-Packard Co.)
       1.00%, due 3/23/11                         (c)                 10,340,000         11,938,564
    Electronic Data Systems Corp.
       3.875%, due 7/15/23                                             6,855,000          7,189,181
*   EMC Corp.
       1.75%, due 12/1/11                         (a)                 13,750,000         14,695,312
    Hewlett-Packard Co.
       (zero coupon), due 10/14/17                                     3,610,000          2,671,400
                                                                                   ----------------
                                                                                         44,019,606
                                                                                   ----------------
    DISTRIBUTION & WHOLESALE (4.2%)
    Costco Wholesale Corp.
       (zero coupon), due 8/19/17                 (b)                  9,150,000         11,712,000
    WESCO International, Inc.
       1.75%, due 11/15/26                        (a)                  7,158,000          6,916,417
       2.625%, due 10/15/25                       (a)                  1,080,000          1,705,050
                                                                                   ----------------
                                                                                         20,333,467
                                                                                   ----------------
    DIVERSIFIED FINANCIAL SERVICES (5.7%)
    Affiliated Managers Group, Inc.
       (zero coupon), due 5/7/21                                       4,140,000          8,057,475
*   Merrill Lynch & Co., Inc.
       (zero coupon), due 3/13/32                 (b)                 14,590,000         19,452,847
                                                                                   ----------------

                                                                                         27,510,322
                                                                                   ----------------
    ELECTRONICS (4.0%)
    Fisher Scientific International, Inc.
       2.50%, due 10/1/23                                              3,315,000          6,911,775
*      3.25%, due 3/1/24                          (b)                  9,300,000         12,659,625
                                                                                   ----------------
                                                                                         19,571,400
                                                                                   ----------------
    ENERGY - ALTERNATE SOURCES (1.1%)
    Covanta Holding Corp.
       1.00%, due 2/1/27                                               5,339,000          5,499,170
                                                                                   ----------------
    ENVIRONMENTAL CONTROL (1.8%)
    Waste Connections, Inc.
       3.75%, due 4/1/26                          (a)                  2,510,000          2,732,762
       3.75%, due 4/1/26                          (b)                  5,460,000          5,944,575
                                                                                   ----------------
                                                                                          8,677,337
                                                                                   ----------------
    FOOD (2.4%)
*   Lehman Brothers Holdings, Inc.
       (Whole Foods Market, Inc.)
       Series WFMI
       1.25%, due 2/6/14                          (c)                 11,978,000         11,804,319
                                                                                   ----------------
    HEALTH CARE-PRODUCTS (5.3%)
    Bear Stearns Global Asset CI
       (Boston Scientific)
       Series BSX
       0.25%, due 1/26/14                         (a)(c)               4,825,000          4,844,783
    Henry Schein, Inc.
       3.00%, due 8/15/34                         (b)                  5,985,000          7,458,806
    Medtronic, Inc.
       1.625%, due 4/15/13                        (a)                  8,345,000          8,929,150
       1.625%, due 4/15/13                        (b)                  4,050,000          4,333,500
                                                                                   ----------------
                                                                                         25,566,239
                                                                                   ----------------
    HOUSEHOLD PRODUCTS & WARES (1.3%)
    Church & Dwight Co., Inc.
       5.25%, due 8/15/33                                              4,195,000          6,407,863
                                                                                   ----------------
    INTERNET (0.0%)                               ++
    At Home Corp.
       4.75%, due 12/15/07                        (d)(e)(f)            9,147,056                915
                                                                                   ----------------
    LODGING (2.0%)
    Hilton Hotels Corp.
       3.375%, due 4/15/23                                             6,060,000          9,733,875
                                                                                   ----------------
    MEDIA (6.4%)
    Charter Communications, Inc.
       5.875%, due 11/16/09                                            1,695,000          2,675,981
    Liberty Media Corp.
       3.50%, due 1/15/31                                              7,318,666          7,629,710
    Sirius Satellite Radio, Inc.
       2.50%, due 2/15/09                         (b)                  2,440,000          2,604,700
*   Walt Disney Co. (The)
       2.125%, due 4/15/23                                            14,435,000         18,025,706
                                                                                   ----------------
                                                                                         30,936,097
                                                                                   ----------------
    OIL & GAS (3.7%)
*   Diamond Offshore Drilling, Inc.
       1.50%, due 4/15/31                         (b)                  7,165,000         12,332,756
    Pride International, Inc.
       3.25%, due 5/1/33                          (b)                  4,660,000          5,743,450
                                                                                   ----------------
                                                                                         18,076,206
                                                                                   ----------------
    OIL & GAS SERVICES (5.9%)
*   Cameron International Corp.
       1.50%, due 5/15/24                                              9,060,000         14,337,450
*   Schlumberger, Ltd.
       1.50%, due 6/1/23                                               8,255,000         14,601,031
                                                                                   ----------------

                                                                                         28,938,481
                                                                                   ----------------
    PHARMACEUTICALS (8.4%)
    ALZA Corp.
       (zero coupon), due 7/28/20                 (b)                  7,025,000          6,480,563
    Sepracor, Inc.
       (zero coupon), due 10/15/24                                     9,380,000          9,825,550
    Teva Pharmaceutical Finance Co. B.V.
       0.375%, due 11/15/22                                            1,885,000          3,084,331
       Series D
       1.75%, due 2/1/26                                               4,735,000          4,486,413
    Teva Pharmaceutical Finance LLC
       Series B
       0.25%, due 2/1/24                                               3,730,000          4,056,375
    Watson Pharmaceuticals, Inc.
       1.75%, due 3/15/23                                              5,395,000          5,051,069
    Wyeth
       4.883%, due 1/15/24                        (b)(g)               7,580,000          8,143,194
                                                                                   ----------------
                                                                                         41,127,495
                                                                                   ----------------
    SEMICONDUCTORS (2.0%)
    Intel Corp.
       2.95%, due 12/15/35                        (a)                  5,250,000          4,830,000
    Lehman Brothers Holdings, Inc.
       0.25%, due 6/23/11                         (h)                  5,075,000          4,987,203
                                                                                   ----------------
                                                                                          9,817,203
                                                                                   ----------------
    SOFTWARE (1.0%)
    Sybase, Inc.
       1.75%, due 2/22/25                                              4,265,000          4,936,738
                                                                                   ----------------
    TELECOMMUNICATIONS (5.4%)
    AudioCodes, Ltd.
       2.00%, due 11/9/24                         (a)(b)               1,385,000          1,270,738
       2.00%, due 11/9/24                                              2,750,000          2,523,125
    Lucent Technologies, Inc.
       Series A
       2.875%, due 6/15/23                                             8,920,000          9,343,700
    NII Holdings, Inc.
       2.75%, due 8/15/25                         (a)(b)               3,415,000          5,489,613
       2.75%, due 8/15/25                                              1,675,000          2,692,563
    Time Warner Telecom, Inc.
       2.375%, due 4/1/26                                              3,530,000          5,012,600
                                                                                   ----------------
                                                                                         26,332,339
                                                                                   ----------------
    Total Convertible Bonds
       (Cost $341,140,216)                                                              382,280,615
                                                                                   ----------------

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    CONVERTIBLE PREFERRED STOCKS (10.0%)

    AIRLINES (0.6%)
    Continental Airlines Finance Trust II
       6.00%                                                              62,800          2,826,000
                                                                                   ----------------
    AUTO MANUFACTURERS (1.4%)
    Ford Motor Co. Capital Trust II
       6.50%                                                             104,100          3,838,167
    General Motors Corp.
       5.25% Series B                             (b)                    147,500          3,215,500
                                                                                   ----------------
                                                                                          7,053,667
                                                                                   ----------------
    CHEMICALS (1.5%)
    Celanese Corp.
       4.25%                                      (b)                    204,200          7,261,352
                                                                                   ----------------
    DIVERSIFIED FINANCIAL SERVICES (0.9%)
    Citigroup Funding, Inc.
       0.50%                                      (i)                    137,600          4,527,040
                                                                                   ----------------

    INSURANCE (2.1%)
    MetLife, Inc.
       6.375%                                                            320,800         10,079,536
                                                                                   ----------------
    OIL & GAS (2.8%)
*   Chesapeake Energy Corp.
       4.50%                                      (b)                    141,700         13,566,358
                                                                                   ----------------
    TELECOMMUNICATIONS (0.7%)
    Lucent Technologies Capital Trust I
       7.75%                                      (j)                      3,307          3,458,295
                                                                                   ----------------
    Total Convertible Preferred Stocks
       (Cost $45,332,250)                                                                48,772,248
                                                                                   ----------------
    Total Convertible Securities
       (Cost $386,472,466)                                                              431,052,863
                                                                                   ----------------

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    COMMON STOCKS (8.4%)

    AIRLINES (0.4%)
    AMR Corp.                                     (j)                     48,600          1,800,630
                                                                                   ----------------
    DIVERSIFIED FINANCIAL SERVICES (1.0%)
    Citigroup, Inc.                                                       87,670          4,833,247
                                                                                   ----------------
    ENGINEERING & CONSTRUCTION (0.9%)
    McDermott International, Inc.                 (j)                     88,350          4,562,394
                                                                                   ----------------
    HEALTH CARE-PRODUCTS (1.1%)
    Boston Scientific Corp.                       (j)                    284,600          5,250,870
                                                                                   ----------------
    IRON & STEEL (0.2%)
    Allegheny Technologies, Inc.                                          11,700          1,210,833
                                                                                   ----------------
    MEDIA (0.7%)
    News Corp. Class A                                                   142,100          3,303,825
                                                                                   ----------------
    OIL & GAS (0.4%)
    Hess Corp.                                                            38,900          2,100,211
                                                                                   ----------------
    OIL & GAS SERVICES (1.5%)
    Baker Hughes, Inc.                                                    26,300          1,815,489
    Input/Output, Inc.                            (b)(j)                  96,000          1,314,240
    Tidewater, Inc.                               (b)                     82,500          4,254,525
                                                                                   ----------------
                                                                                          7,384,254
                                                                                   ----------------
    SOFTWARE (2.0%)
    Microsoft Corp.                                                      313,200          9,665,352
                                                                                   ----------------
    TELECOMMUNICATIONS (0.2%)
    Loral Space & Communications, Ltd.            (j)                     18,600            886,662
                                                                                   ----------------
    Total Common Stocks
       (Cost $33,438,637)                                                                40,998,278
                                                                                   ----------------

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    INVESTMENT COMPANY (1.4%)

    S&P 500 Index - SPDR Trust Series 1           (b)(k)                  47,600          6,840,120
                                                                                   ----------------
    Total Investment Company
       (Cost $5,182,253)                                                                  6,840,120
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    SHORT-TERM INVESTMENTS (21.1%)

    COMMERCIAL PAPER (7.0%)
    CAFCO LLC
       5.287%, due 3/6/07                         (l)            $     1,689,299          1,689,299
    Charta LLC
       5.299%, due 3/23/07                        (l)                  2,210,438          2,210,438
    Clipper Receivables Corp.
       5.281%, due 2/13/07                        (l)                  1,689,299          1,689,299
    Commonwealth Bank of Australia (Delaware)
       Finance, Inc.
       5.282%, due 2/28/07                        (l)                  3,896,364          3,896,364
    Fairway Finance Corp.
       5.292%, due 2/21/07                        (l)                  1,689,299          1,689,299
    Falcon Asset Securitization Corp.
       5.286%, due 2/13/07                        (l)                  1,689,299          1,689,299
    Greyhawk Funding LLC
       5.285%, due 2/7/07                         (l)                  1,689,299          1,689,299
    Jupiter Securitization Corp.
       5.282%, due 2/9/07                         (l)                  1,689,299          1,689,299
    Liberty Street Funding Co.
       5.285%, due 3/2/07                         (l)                  2,252,399          2,252,399
    Old Line Funding LLC
       5.282%, due 2/15/07                        (l)                  1,689,299          1,689,299
    Park Avenue Receivables Corp.
       5.286%, due 2/27/07                        (l)                  1,126,199          1,126,199
    Rabobank USA Finance Corp.
       5.27%, due 2/1/07                                               3,670,000          3,670,000
    Sheffield Receivables Corp.
       5.293%, due 2/15/07                        (l)                  1,970,849          1,970,849
    Toyota Motor Credit Corp.
       5.23%, due 2/2/07                                               4,000,000          3,999,419
    Variable Funding Capital Co.
       5.272%, due 2/6/07                         (l)                  1,689,299          1,689,299
    Yorktown Capital LLC
       5.276%, due 2/8/07                         (l)                  1,689,299          1,689,299
                                                                                   ----------------
    Total Commercial Paper
       (Cost $34,329,359)                                                                34,329,359
                                                                                   ----------------

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    INVESTMENT COMPANY (2.8%)
    BGI Institutional Money Market Fund           (l)                 13,540,622         13,540,622
                                                                                   ----------------
    Total Investment Company
       (Cost $13,540,622)                                                                13,540,622
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    REPURCHASE AGREEMENT (0.6%)
    Morgan Stanley & Co. 5.42%, dated 1/31/07
       due 2/1/07 Proceeds at Maturity $2,815,922
       (Collateralized by various Corporate
       Bonds, with rates between 5.19% - 8.60%
       and maturity dates between 5/19/10 -
       12/29/49, with a Principal Amount of
       $2,935,443 and a Market Value of $2,917,367)   (l)        $     2,815,498          2,815,498
                                                                                   ----------------
    Total Repurchase Agreement
       (Cost $2,815,498)                                                                  2,815,498
                                                                                   ----------------
    TIME DEPOSITS (10.7%)
    Banco Bilbao Vizcaya Argentaria S.A.
       5.305%, due 4/26/07                        (l)                  4,504,797          4,504,797
    Bank of America Corp.
       5.27%, due 3/20/07                         (g)(l)               6,194,097          6,194,097
    BNP Paribas
       5.26%, due 2/8/07                          (l)                  3,941,698          3,941,698
    Calyon
       5.31%, due 2/12/07                         (l)                  4,504,797          4,504,797
    Citigroup, Inc.
       5.325%, due 3/22/07                        (l)                  3,941,698          3,941,698
    Lloyds TSB Bank PLC

       5.29%, due 2/21/07                         (l)                  4,504,797          4,504,797
    National Australia Bank, Ltd.
       5.28%, due 2/1/07                          (l)                  9,572,694          9,572,694
    Rabobank Nederland
       5.29%, due 3/6/07                          (l)                  4,504,797          4,504,797
    Skandinaviska Enskilda Banken AB
       5.28%, due 2/23/07                         (l)                  6,194,097          6,194,097
    Standard Chartered Bank
       5.28%, due 2/9/07                          (l)                  4,504,797          4,504,797
                                                                                   ----------------
    Total Time Deposits
       (Cost $52,368,269)                                                                52,368,269
                                                                                   ----------------
    Total Short-Term Investments
       (Cost $103,053,748)                                                              103,053,748
                                                                                   ----------------
    Total Investments
       (Cost $528,147,104)                        (m)                      119.4%       581,945,009(n)
    Liabilities in Excess of
       Cash and Other Assets                                               (19.4)       (94,589,576)
                                                                 ---------------   ----------------
    Net Assets                                                             100.0%  $    487,355,433
                                                                 ===============   ================

+    Percentages indicated are based on Fund net assets.

++   Less than one tenth of a percent.

* Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a) May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(b)  Represents a security, or a portion thereof, which is out on loan.

(c) Synthetic Convertible - An equity-linked security issued by an entity other than the issuer of the underlying equity instrument.

(d)  Issue in default.

(e)  Issuer in bankruptcy.

(f) Fair valued security. The total market value of the security at January 31, 2007 is $915, which reflects 0.0% of the Fund's net assets.

(g)  Floating rate. Rate shown is the rate in effect at January 31, 2007.

(h) Synthetic Convertible - An equity-linked security issued by an entity other than the issuer of the underlying equity instrument. The underlying equity investment represents a basket of securities comprised of Analog Devices, Inc., Applied Materials, Inc., Broadcom Corp., Intel Corp., Linear Technology Corp., Marvell Technology, Maxim Integrated, Motorola, Inc., STMicroelectronics N.V. and Texas Instruments, Inc.

(i) Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par.

(j)  Non-income producing security.

(k) Exchange Traded Fund - represents a basket of securities that are traded on an exchange.

(l) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(m)  The cost for federal income tax purposes is $530,545,113.

(n) At January 31, 2007 net unrealized appreciation was $52,531,158, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $59,769,998 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $7,238,840.

MAINSTAY DIVERSIFIED INCOME FUND
PORTFOLIO OF INVESTMENTS +++                          January 31, 2007 unaudited

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    LONG-TERM BONDS (96.4%)                       +
    ASSET-BACKED SECURITIES (1.5%)

    COMMERCIAL BANKS (0.1%)
    Structured Asset Investment Loan Trust
       Series 2006-3, Class A4
       5.41%, due 6/25/36                         (a)            $       100,000   $        100,094
                                                                                   ----------------
    CONSUMER FINANCE (0.3%)
    Harley-Davidson Motorcycle Trust
       Series 2004-1, Class A2
       2.53%, due 11/15/11                                               336,228            328,194
                                                                                   ----------------
    CONSUMER LOANS (0.0%)                         ++
    Atlantic City Electric Transition
       Funding LLC
       Series 2002-1, Class A4
       5.55%, due 10/20/23                                                75,000             75,553
                                                                                   ----------------
    CREDIT CARDS (0.1%)
    Citibank Credit Card Issuance Trust
       Series 2006-C4, Class C4
       5.57%, due 1/9/12                          (a)                    140,000            140,000
                                                                                   ----------------
    DIVERSIFIED FINANCIAL SERVICES (0.3%)
    Bank of America Credit Card Trust
       Series 2006-C4, Class C4
       5.55%, due 11/15/11                        (a)                    130,000            129,970
    Dunkin Securitization
       Series 2006-1, Class A2
       5.779%, due 6/20/31                        (b)                    110,000            111,328
    USXL Funding LLC
       Series 2006-1A, Class A
       5.379%, due 4/15/14                        (b)                     90,661             90,363
                                                                                   ----------------
                                                                                            331,661
                                                                                   ----------------
    ELECTRIC (0.4%)
    AES Eastern Energy, L.P.
       Series 1999-A
       9.00%, due 1/2/17                                                 322,453            359,535
    Public Service New Hampshire Funding LLC
       Pass-Through Certificates
       Series 2002-1, Class A
       4.58%, due 2/1/10                                                  66,379             66,126
                                                                                   ----------------
                                                                                            425,661
                                                                                   ----------------
    ENTERTAINMENT (0.1%)
    United Artists Theatre Circuit, Inc.
       Series 1995-A
       9.30%, due 7/1/15                          (c)(d)                  98,409             88,568
                                                                                   ----------------
    HOME EQUITY (0.2%)
    Citicorp Residential Mortgage
       Securities, Inc.

       Series 2006-3, Class A3
       5.61%, due 11/25/36                                               100,000             99,689
       Series 2006-1, Class A3
       5.706%, due 7/25/36                                               120,000            119,899
                                                                                   ----------------
                                                                                            219,588
                                                                                   ----------------
    Total Asset-Backed Securities
       (Cost $1,668,050)                                                                  1,709,319
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    BRADY BOND (0.5%)                             (e)

    SOVEREIGN GOVERNMENT (0.5%)
    Republic of Peru
       Series 20 year
       5.00%, due 3/7/17                          (f)                    528,000            525,624
                                                                                   ----------------
    Total Brady Bond
       (Cost $526,680)                                                                      525,624
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    CONVERTIBLE BONDS (3.7%)

    BIOTECHNOLOGY (0.4%)
    Amgen, Inc.
       0.125%, due 2/1/11                         (b)                    445,000            444,444
                                                                                   ----------------
    DISTRIBUTION & WHOLESALE (0.5%)
    Costco Wholesale Corp.
       (zero coupon), due 8/19/17                 (g)                    410,000            524,800
                                                                                   ----------------
    INSURANCE (0.1%)
    Conseco, Inc.
       3.50%, due 9/30/35
       (zero coupon), beginning 9/30/10           (b)                     70,000             69,475
       3.50%, due 9/30/35
       (zero coupon), beginning 9/30/10                                   40,000             39,700
                                                                                   ----------------
                                                                                            109,175
                                                                                   ----------------
    INTERNET (0.0%)                               ++
    At Home Corp.
       4.75%, due 12/15/07                        (d)(h)(i)              504,238                 50
                                                                                   ----------------
    LODGING (0.6%)
    Hilton Hotels Corp.
       3.375%, due 4/15/23                                               410,000            658,562
                                                                                   ----------------
    MEDIA (0.4%)
    Adelphia Communications Corp.
       6.00%, due 2/15/07                         (h)                     80,000                296
    Liberty Media Corp.
       3.50%, due 1/15/31                                                376,821            392,836
                                                                                   ----------------
                                                                                            393,132
                                                                                   ----------------
    OIL & GAS (0.2%)
    Pride International, Inc.
       3.25%, due 5/1/33                          (g)                    215,000            264,987
                                                                                   ----------------
    OIL & GAS SERVICES (0.4%)

    Cameron International Corp.
       1.50%, due 5/15/24                                                285,000            451,012
                                                                                   ----------------
    PHARMACEUTICALS (0.6%)
    Teva Pharmaceutical Finance LLC
       Series C
       0.25%, due 2/1/26                                                 140,000            135,975
    Wyeth
       4.883%, due 1/15/24                        (a)(g)                 430,000            461,949
                                                                                   ----------------
                                                                                            597,924
                                                                                   ----------------
    TELECOMMUNICATIONS (0.5%)
    Lucent Technologies, Inc.
       8.00%, due 8/1/31                                                  95,000             95,475
    NII Holdings, Inc.
       2.75%, due 8/15/25                         (b)(g)                 165,000            265,237
    Nortel Networks Corp.
       4.25%, due 9/1/08                                                 240,000            234,300
                                                                                   ----------------
                                                                                            595,012
                                                                                   ----------------
    Total Convertible Bonds
       (Cost $3,598,210)                                                                  4,039,098
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    CORPORATE BONDS (28.3%)

    ADVERTISING (0.2%)
    Lamar Media Corp.
       6.625%, due 8/15/15                                               120,000            118,200
    Vertis, Inc.
       9.75%, due 4/1/09                                                  95,000             97,256
                                                                                   ----------------
                                                                                            215,456
                                                                                   ----------------
    AEROSPACE & DEFENSE (0.2%)
    Sequa Corp.
       8.875%, due 4/1/08                                                207,000            212,692
                                                                                   ----------------
    AGRICULTURE (0.4%)
    Cargill, Inc.
       4.375%, due 6/1/13                         (b)                    100,000             93,715
    Reynolds American, Inc.
       7.625%, due 6/1/16                                                210,000            222,174
       7.75%, due 6/1/18                                                 150,000            160,200
                                                                                   ----------------
                                                                                            476,089
                                                                                   ----------------
    AIRLINES (0.8%)
    Delta Air Lines, Inc.
       8.30%, due 12/15/29                        (h)                    671,000            412,665
       9.75%, due 5/15/21                         (h)                      5,000              3,037
       10.00%, due 8/15/08                        (h)                     35,000             21,087
       10.375%, due 12/15/22                      (h)                     10,000              6,075
    Northwest Airlines, Inc.
       7.875%, due 3/15/08                        (h)                     25,000             23,062
       8.70%, due 3/15/07                         (h)                      5,000              4,700
       9.875%, due 3/15/07                        (h)                    140,000            133,700
       10.00%, due 2/1/09                         (h)                    151,000            142,317
    Southwest Airlines Co.
       5.75%, due 12/15/16                                               175,000            170,495
                                                                                   ----------------
                                                                                            917,138
                                                                                   ----------------

    APPAREL (0.1%)
    Unifi, Inc.
       11.50%, due 5/15/14                                                95,000             90,250
                                                                                   ----------------
    AUTO PARTS & EQUIPMENT (0.9%)
    Collins & Aikman Products Co.
       12.875%, due 8/15/12                       (b)(h)(i)              305,000                381
    FleetPride Corp.
       11.50%, due 10/1/14                        (b)                    235,000            235,000
    Goodyear Tire & Rubber Co. (The)
       11.25%, due 3/1/11                                                360,000            397,350
    Johnson Controls, Inc.
       5.50%, due 1/15/16                                                250,000            243,286
    Lear Corp.
       Series B
       8.50%, due 12/1/13                                                 65,000             65,000
       8.75%, due 12/1/16                         (g)                     65,000             64,837
    Tenneco Automotive, Inc.
       8.625%, due 11/15/14                                               20,000             20,750
                                                                                   ----------------
                                                                                          1,026,604
                                                                                   ----------------
    BANKS (0.5%)
    Fremont General Corp.
       Series B
       7.875%, due 3/17/09                                               255,000            255,000
    USB Capital IX
       6.189%, due 4/15/11                        (a)                    135,000            137,797
    Wachovia Corp.
       5.50%, due 8/1/35                                                 110,000            103,964
                                                                                   ----------------
                                                                                            496,761
                                                                                   ----------------
    BEVERAGES (0.1%)
    Constellation Brands, Inc.
       7.25%, due 9/1/16                                                 135,000            138,037
                                                                                   ----------------
    BUILDING MATERIALS (0.5%)
    Compression Polymers Corp.
       10.50%, due 7/1/13                                                100,000            104,250
    Dayton Superior Corp.
       10.75%, due 9/15/08                                               120,000            124,500
    Panolam Industries International, Inc.
       10.75%, due 10/1/13                        (b)                    160,000            169,600
    U.S. Concrete, Inc.
       8.375%, due 4/1/14                                                 75,000             74,812
    USG Corp.
       6.30%, due 11/15/16                        (b)                     50,000             49,994
                                                                                   ----------------
                                                                                            523,156
                                                                                   ----------------
    CHEMICALS (0.9%)
    Equistar Chemicals, L.P.
       10.625%, due 5/1/11                                               275,000            291,500
    Millennium America, Inc.
       7.625%, due 11/15/26                                              149,000            138,570
    Mosaic Global Holdings, Inc.
       7.625%, due 12/1/16                        (b)                     40,000             40,900
    Reichhold Industries, Inc.
       9.00%, due 8/15/14                         (b)                     30,000             30,675
    Terra Capital, Inc.

       12.875%, due 10/15/08                                             372,000            416,640
    Tronox Worldwide LLC/Tronox Finance Corp.
       9.50%, due 12/1/12                                                110,000            116,600
                                                                                   ----------------
                                                                                          1,034,885
                                                                                   ----------------
    COAL (0.1%)
    Peabody Energy Corp.
       7.375%, due 11/1/16                                                85,000             88,612
       7.875%, due 11/1/26                                                60,000             63,000
                                                                                   ----------------
                                                                                            151,612
                                                                                   ----------------
    COMMERCIAL SERVICES (0.6%)
    Cardtronics, Inc.
       9.25%, due 8/15/13                                                100,000            105,750
    Great Lakes Dredge & Dock Corp.
       7.75%, due 12/15/13                                                60,000             58,800
    Language Line, Inc.
       11.125%, due 6/15/12                                              125,000            131,562
    Phoenix Color Corp.
       13.00%, due 2/1/09                                                 91,000             89,180
    Protection One Alarm Monitoring, Inc.
       Series B
       8.125%, due 1/15/09                                                65,000             64,837
    R.R. Donnelley & Sons Co.
       5.625%, due 1/15/12                                                50,000             49,965
    Service Corp. International
       7.375%, due 10/1/14                                                90,000             92,700
       7.625%, due 10/1/18                                                90,000             94,500
                                                                                   ----------------
                                                                                            687,294
                                                                                   ----------------
    COMPUTERS (0.3%)
    SunGard Data Systems, Inc.
       3.75%, due 1/15/09                                                145,000            137,750
       4.875%, due 1/15/14                                                40,000             35,600
       9.125%, due 8/15/13                                               130,000            136,825
                                                                                   ----------------
                                                                                            310,175
                                                                                   ----------------
    DIVERSIFIED FINANCIAL SERVICES (3.4%)
    American Real Estate Partners, L.P./
       American Real Estate Finance Corp.
       8.125%, due 6/1/12                                                450,000            462,375
    Bear Stearns Cos., Inc. (The)
       2.875%, due 7/2/08                                                230,000            222,466
    Chukchansi Economic Development Authority
       8.00%, due 11/15/13                        (b)                     45,000             46,575
    Ford Motor Credit Co.
       7.375%, due 10/28/09                                              105,000            105,665
       7.875%, due 6/15/10                                                10,000             10,147
    General Motors Acceptance Corp.
       5.125%, due 5/9/08                                                500,000            493,453
       6.75%, due 12/1/14                                                375,000            380,479
       8.00%, due 11/1/31                                                535,000            602,201
    HSBC Finance Corp.
       4.75%, due 4/15/10                                                200,000            196,878
    LaBranche & Co., Inc.
       9.50%, due 5/15/09                                                100,000            105,000
       11.00%, due 5/15/12                                               175,000            188,562
    OMX Timber Finance Investments LLC
       Series 1
       5.42%, due 1/29/20                         (b)                    100,000             95,542

    Rainbow National Services LLC
       8.75%, due 9/1/12                          (b)                     90,000             95,850
       10.375%, due 9/1/14                        (b)                    260,000            292,500
    Regency Energy Partners, L.P./Regency
       Energy Finance Corp.
       8.375%, due 12/15/13                       (b)                    130,000            130,325
    Ucar Finance, Inc.
       10.25%, due 2/15/12                                               185,000            194,250
    Vanguard Health Holding Co. II LLC
       9.00%, due 10/1/14                                                165,000            168,919
                                                                                   ----------------
                                                                                          3,791,187
                                                                                   ----------------
    ELECTRIC (1.5%)
    AES Corp. (The)
       9.00%, due 5/15/15                         (b)                    400,000            428,000
    Calpine Corp.
       8.50%, due 7/15/10                         (b)                    361,000            375,440
       9.875%, due 12/1/11                        (b)                     29,000             31,320
    Consumers Energy Co.
       Series F
       4.00%, due 5/15/10                                                185,000            176,693
    Kiowa Power Partners LLC
       Series B
       5.737%, due 3/30/21                        (b)                    115,000            110,520
    NRG Energy, Inc.
       7.25%, due 2/1/14                                                  70,000             70,175
       7.375%, due 2/1/16                                                120,000            120,150
    PSE&G Energy Holdings LLC
       8.625%, due 2/15/08                                                20,000             20,475
    Reliant Energy Mid-Atlantic Power
       Holdings LLC
       Series C
       9.681%, due 7/2/26                                                145,000            171,100
    Tenaska Virginia Partners, L.P.
       6.119%, due 3/30/24                        (b)                    104,098            103,755
                                                                                   ----------------
                                                                                          1,607,628
                                                                                   ----------------
    ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
    Emerson Electric Co.
       6.00%, due 8/15/32                                                 50,000             51,322
                                                                                   ----------------
    ENTERTAINMENT (1.0%)
    Gaylord Entertainment Co.
       8.00%, due 11/15/13                                               200,000            205,000
    Jacobs Entertainment, Inc.
       9.75%, due 6/15/14                                                115,000            119,025
    Mohegan Tribal Gaming Authority
       6.375%, due 7/15/09                                                25,000             25,031
       8.00%, due 4/1/12                                                  85,000             88,294
    Speedway Motorsports, Inc.
       6.75%, due 6/1/13                                                 290,000            290,362
    Vail Resorts, Inc.
       6.75%, due 2/15/14                                                295,000            290,575
    Warner Music Group
       7.375%, due 4/15/14                                                95,000             93,575
                                                                                   ----------------
                                                                                          1,111,862
                                                                                   ----------------
    ENVIRONMENTAL CONTROL (0.2%)
    Geo Sub Corp.
       11.00%, due 5/15/12                                               250,000            240,625
                                                                                   ----------------

    FOOD (0.3%)
    Pilgrim's Pride Corp.
       7.625%, due 5/1/15                                                 45,000             44,550
       8.375%, due 5/1/17                         (g)                     35,000             34,475
    Pinnacle Foods Holding Corp.
       8.25%, due 12/1/13                                                115,000            117,587
    Swift & Co.
       10.125%, due 10/1/09                                               90,000             92,925
                                                                                   ----------------
                                                                                            289,537
                                                                                   ----------------
    FOREST PRODUCTS & PAPER (0.7%)
    Bowater, Inc.
       9.375%, due 12/15/21                                              180,000            185,400
       9.50%, due 10/15/12                                                 5,000              5,262
    Georgia-Pacific Corp.
       7.00%, due 1/15/15                         (b)                    110,000            109,450
       7.125%, due 1/15/17                        (b)                    180,000            179,100
       7.75%, due 11/15/29                                                 4,000              3,960
       8.00%, due 1/15/24                                                 68,000             68,340
       8.875%, due 5/15/31                                               160,000            169,200
                                                                                   ----------------
                                                                                            720,712
                                                                                   ----------------
    HAND & MACHINE TOOLS (0.1%)
    Thermadyne Holdings Corp.
       9.25%, due 2/1/14                                                  65,000             61,262
                                                                                   ----------------
    HEALTH CARE-PRODUCTS (0.2%)
    CDRV Investors, Inc.
       9.86%, due 12/1/11                         (a)(b)(j)               45,000             44,212
    Hanger Orthopedic Group, Inc.
       10.25%, due 6/1/14                                                165,000            173,662
                                                                                   ----------------
                                                                                            217,874
                                                                                   ----------------
    HEALTH CARE-SERVICES (1.0%)
    Alliance Imaging, Inc.
       7.25%, due 12/15/12                        (g)                     65,000             62,562
    Ameripath, Inc.
       10.50%, due 4/1/13                                                190,000            206,150
    HCA, Inc.
       6.30%, due 10/1/12                                                130,000            119,275
       8.75%, due 9/1/10                                                  35,000             36,487
       9.25%, due 11/15/16                        (b)                    170,000            180,625
    Highmark, Inc.
       6.80%, due 8/15/13                         (b)                    245,000            255,339
    Skilled Healthcare Group, Inc.
       11.00%, due 1/15/14                        (b)                     80,000             89,200
    Triad Hospitals, Inc.
       7.00%, due 5/15/12                                                175,000            179,375
                                                                                   ----------------
                                                                                          1,129,013
                                                                                   ----------------
    HOLDING COMPANIES - DIVERSIFIED (0.1%)
    Kansas City Southern Railway
       9.50%, due 10/1/08                                                110,000            115,225
                                                                                   ----------------
    HOUSEHOLD PRODUCTS & WARES (0.1%)
    ACCO Brands Corp.
       7.625%, due 8/15/15                                               100,000             98,250
                                                                                   ----------------
    INSURANCE (0.5%)

    Crum & Forster Holdings Corp.
       10.375%, due 6/15/13                                              240,000            259,200
    Fund American Cos., Inc.
       5.875%, due 5/15/13                                               155,000            153,198
    Lumbermens Mutual Casualty
       8.45%, due 12/1/97                         (b)(h)                  35,000                175
       9.15%, due 7/1/26                          (b)(h)                 535,000              3,344
    Marsh & McLennan Cos., Inc.
       3.625%, due 2/15/08                                               140,000            136,967
                                                                                   ----------------
                                                                                            552,884
                                                                                   ----------------
    IRON & STEEL (0.2%)
    Allegheny Ludlum Corp.
       6.95%, due 12/15/25                                                20,000             20,600
    Allegheny Technologies, Inc.
       8.375%, due 12/15/11                                              185,000            196,562
                                                                                   ----------------
                                                                                            217,162
                                                                                   ----------------
    LEISURE TIME (0.1%)
    Town Sports International, Inc.
       9.625%, due 4/15/11                                               140,000            147,350
                                                                                   ----------------
    LODGING (0.6%)
    Boyd Gaming Corp.
       7.75%, due 12/15/12                                               225,000            231,469
    MTR Gaming Group, Inc.
       9.00%, due 6/1/12                                                 115,000            118,737
    Park Place Entertainment Corp.
       8.875%, due 9/15/08                                                35,000             36,619
       9.375%, due 2/15/07                                               285,000            285,000
                                                                                   ----------------
                                                                                            671,825
                                                                                   ----------------
    MACHINERY - CONSTRUCTION & MINING (0.1%)
    Caterpillar, Inc.
       6.05%, due 8/15/36                                                145,000            147,816
                                                                                   ----------------
    MEDIA (2.4%)
    Comcast Cable Communications Holdings, Inc.
       9.455%, due 11/15/22                                              200,000            259,980
    Houghton Mifflin Co.
       7.20%, due 3/15/11                                                470,000            477,050
    Idearc, Inc.
       8.00%, due 11/15/16                        (b)                    265,000            269,306
    MediaNews Group, Inc.
       6.875%, due 10/1/13                                                65,000             59,150
    Morris Publishing Group LLC
       7.00%, due 8/1/13                                                 220,000            208,450
    Paxson Communications Corp.
       8.61%, due 1/15/12                         (a)(b)                 115,000            118,450
       11.61%, due 1/15/13                        (a)(b)                 500,000            520,000
    Time Warner Entertainment Co., L.P.
       10.15%, due 5/1/12                                                415,000            491,906
    Viacom, Inc.
       5.75%, due 4/30/11                                                145,000            145,158
    Ziff Davis Media, Inc.
       11.371%, due 5/1/12                        (a)                    135,000            131,287
                                                                                   ----------------
                                                                                          2,680,737
                                                                                   ----------------
    METAL FABRICATE & HARDWARE (0.4%)

    Jarden Corp.
       9.75%, due 5/1/12                                                 140,000            148,225
    Metals USA, Inc.
       11.125%, due 12/1/15                                               75,000             82,781
    Mueller Group, Inc.
       10.00%, due 5/1/12                                                 91,000             98,280
    Neenah Foundary Co.
       9.50%, due 1/1/17                          (b)                    130,000            131,950
                                                                                   ----------------
                                                                                            461,236
                                                                                   ----------------
    MINING (0.3%)
    Southern Copper Corp.
       7.50%, due 7/27/35                                                300,000            319,368
                                                                                   ----------------
    MISCELLANEOUS - MANUFACTURING (0.1%)
    RBS Global, Inc./Rexnord Corp.
       9.50%, due 8/1/14                          (b)                    145,000            150,075
                                                                                   ----------------
    OFFICE & BUSINESS EQUIPMENT (0.1%)
    Xerox Corp.
       6.40%, due 3/15/16                                                 50,000             50,601
                                                                                   ----------------
    OIL & GAS (2.4%)
    Chaparral Energy, Inc.
       8.50%, due 12/1/15                                                225,000            222,187
    Chesapeake Energy Corp.
       6.50%, due 8/15/17                                                215,000            205,325
       6.875%, due 11/15/20                                               25,000             24,000
    Enterprise Products Operating, L.P.
       Series B
       6.65%, due 10/15/34                                               130,000            132,473
    Forest Oil Corp.
       8.00%, due 12/15/11                                               210,000            217,875
    Hilcorp Energy I, L.P./Hilcorp Finance Co.
       9.00%, due 6/1/16                          (b)                    110,000            116,600
       10.50%, due 9/1/10                         (b)                      7,000              7,499
    Mariner Energy, Inc.
       7.50%, due 4/15/13                                                230,000            223,100
    Newfield Exploration Co.
       6.625%, due 4/15/16                                                15,000             14,700
    Parker Drilling Co.
       9.625%, due 10/1/13                                                80,000             87,300
    Pemex Project Funding Master Trust
       7.875%, due 2/1/09                                                500,000            518,500
    Pogo Producing Co.
       6.625%, due 3/15/15                                               105,000             98,700
       6.875%, due 10/1/17                                               310,000            292,175
    Venoco, Inc.
       8.75%, due 12/15/11                                                80,000             78,800
    Vintage Petroleum, Inc.
       8.25%, due 5/1/12                                                 220,000            229,612
    Whiting Petroleum Corp.
       7.00%, due 2/1/14                                                 220,000            216,700
                                                                                   ----------------
                                                                                          2,685,546
                                                                                   ----------------
    OIL & GAS SERVICES (0.2%)
    Allis-Chalmers Energy, Inc.
       8.50%, due 3/1/17                          (b)                     70,000             70,000
       9.00%, due 1/15/14                                                 70,000             71,050

    Complete Production Services, Inc.
       8.00%, due 12/15/16                        (b)                     95,000             96,187
                                                                                   ----------------
                                                                                            237,237
                                                                                   ----------------
    PACKAGING & CONTAINERS (0.5%)
    Berry Plastics Holding Corp.
       8.875%, due 9/15/14                        (b)                    115,000            118,737
    Owens-Brockway Glass Container, Inc.
       8.75%, due 11/15/12                                                10,000             10,575
       8.875%, due 2/15/09                                               127,000            129,858
    Owens-Illinois, Inc.
       8.10%, due 5/15/07                                                260,000            260,650
                                                                                   ----------------
                                                                                            519,820
                                                                                   ----------------
    PHARMACEUTICALS (0.4%)
    Medco Health Solutions, Inc.
       7.25%, due 8/15/13                                                240,000            254,928
    Teva Pharmaceutical Finance LLC
       6.15%, due 2/1/36                                                 100,000             96,403
    Wyeth
       6.00%, due 2/15/36                                                 80,000             81,215
                                                                                   ----------------
                                                                                            432,546
                                                                                   ----------------
    PIPELINES (1.3%)
    ANR Pipeline Co.
       8.875%, due 3/15/10                                                55,000             57,591
       9.625%, due 11/1/21                                               155,000            206,234
    Copano Energy LLC
       8.125%, due 3/1/16                                                115,000            118,450
    El Paso Natural Gas Co.
       7.50%, due 11/15/26                                                25,000             27,388
       7.625%, due 8/1/10                                                205,000            213,200
    El Paso Production Holding Co.
       7.75%, due 6/1/13                                                 235,000            243,225
    Kern River Funding Corp.
       4.893%, due 4/30/18                        (b)                    229,900            221,962
    MarkWest Energy Partners, L.P./MarkWest
       Energy Finance Corp.
       Series B
       6.875%, due 11/1/14                                               145,000            138,475
       8.50%, due 7/15/16                         (b)                     40,000             41,300
    Pacific Energy Partners, L.P./Pacific
       Energy Finance Corp.
       7.125%, due 6/15/14                                               115,000            118,865
                                                                                   ----------------
                                                                                          1,386,690
                                                                                   ----------------
    REAL ESTATE INVESTMENT TRUSTS (1.0%)
    Crescent Real Estate Equities, L.P.
       7.50%, due 9/15/07                                                310,000            311,550
    Host Hotels & Resorts, L.P.
       6.875%, due 11/1/14                        (b)                    115,000            115,431
    Omega Healthcare Investors, Inc.
       7.00%, due 4/1/14                                                 255,000            255,000
    ProLogis
       5.625%, due 11/15/16                                              140,000            138,696
    Trustreet Properties, Inc.
       7.50%, due 4/1/15                                                 230,000            248,400
                                                                                   ----------------
                                                                                          1,069,077
                                                                                   ----------------
    RETAIL (0.9%)
    CVS Corp.
       5.789%, due 1/10/26                        (b)                    101,665             98,633

    Harry & David Holdings, Inc.
       9.00%, due 3/1/13                                                  60,000             59,700
    Home Depot, Inc.
       5.40%, due 3/1/16                                                 180,000            173,861
    Michaels Stores, Inc.
       10.00%, due 11/1/14                        (b)                     45,000             48,038
    Rite Aid Corp.
       7.50%, due 1/15/15                                                245,000            244,081
    Star Gas Partners, L.P./Star Gas
       Finance Co.
       Series B
       10.25%, due 2/15/13                                               204,000            213,690
    Toys "R" Us, Inc.
       7.625%, due 8/1/11                                                180,000            170,100
                                                                                   ----------------
                                                                                          1,008,103
                                                                                   ----------------
    SEMICONDUCTORS (0.1%)
    MagnaChip Semiconductor S.A.
       8.61%, due 12/15/11                        (a)                     95,000             81,225
                                                                                   ----------------
    SOFTWARE (0.1%)
    SS&C Technologies, Inc.
       11.75%, due 12/1/13                                               110,000            121,550
                                                                                   ----------------
    TELECOMMUNICATIONS (2.1%)
    Dobson Cellular Systems, Inc.
       8.375%, due 11/1/11                                                40,000             42,250
       Series B
       8.375%, due 11/1/11                                                70,000             73,938
       9.875%, due 11/1/12                                                75,000             81,656
    GCI, Inc.
       7.25%, due 2/15/14                                                145,000            144,638
    Lucent Technologies, Inc.
       6.45%, due 3/15/29                                                360,000            327,600
    New Cingular Wireless Services, Inc.
       8.75%, due 3/1/31                                                 150,000            193,979
    PanAmSat Corp.
       9.00%, due 8/15/14                                                 92,000             99,130
       9.00%, due 6/15/16                         (b)                    145,000            157,869
    Qwest Communications International, Inc.
       7.25%, due 2/15/11                                                215,000            220,644
       Series B
       7.50%, due 2/15/14                                                190,000            196,175
    Qwest Corp.
       5.625%, due 11/15/08                                               15,000             15,000
       7.50%, due 10/1/14                                                180,000            191,025
       7.50%, due 6/15/23                                                195,000            197,925
       8.875%, due 3/15/12                                               100,000            111,000
       8.875%, due 6/1/31                                                180,000            187,200
    Sprint Nextel Corp.
       6.00%, due 12/1/16                                                 55,000             53,470
                                                                                   ----------------
                                                                                          2,293,499
                                                                                   ----------------
    TEXTILES (0.2%)
    Mohawk Industries, Inc.
       6.125%, due 1/15/16                                               250,000            246,696
                                                                                   ----------------
    Total Corporate Bonds
       (Cost $30,537,965)                                                                31,195,689
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    CORPORATE BONDS - FOREIGN (13.6%)

    ARGENTINA (0.4%)
    Argentine Beverages Financial Trust
       7.375%, due 3/22/12                        (b)                    250,000            257,125
    Loma Negra Compania Industrial Argentina
       S.A.
       7.25%, due 3/15/13                         (b)                    100,000             98,400
    Telecom Personal S.A.
       9.25%, due 12/22/10                        (b)                    100,000            105,000
                                                                                   ----------------
                                                                                            460,525
                                                                                   ----------------
    AUSTRALIA (0.2%)
    National RMBS Trust
       Series 2006-3, Class A1
       5.43%, due 10/20/37                        (a)(b)                 247,234            247,234
                                                                                   ----------------
    BAHAMAS (0.1%)
    Ultrapetrol, Ltd.
       9.00%, due 11/24/14                                               100,000             98,750
                                                                                   ----------------
    BERMUDA (0.7%)
    AES China Generating Co., Ltd.
       8.25%, due 6/26/10                                                230,000            229,957
    Hopson Development Holdings, Ltd.
       8.125%, due 11/9/12                        (b)                    150,000            151,125
    Intelsat Subsidiary Holding Co., Ltd.
       8.25%, due 1/15/13                                                230,000            238,050
       10.252%, due 1/15/12                       (a)                     65,000             65,650
    Shanghai Real Estate, Ltd.
       8.625%, due 4/24/13                                               100,000             98,074
                                                                                   ----------------
                                                                                            782,856
                                                                                   ----------------
    BRAZIL (1.3%)
    Braskem S.A.
       Series Reg S
       9.375%, due 6/1/15                                                150,000            170,344
    Caue Finance, Ltd.
       8.875%, due 8/1/15                         (b)                    200,000            224,750
    Companhia Brasileira de Bebidas
       10.50%, due 12/15/11                                              365,000            436,175
    Companhia de Saneamento Basico do Estado de
       Sao Paulo
       7.50%, due 11/3/16                         (b)(g)                 215,000            226,825
    Cosan S.A. Industria e Comercio
       8.25%, due 5/15/49                         (b)                    100,000             98,500
    Gol Finance
       8.75%, due 4/29/49                                                100,000             97,500
       Series Reg S
       8.75%, due 4/29/49                         (b)                    100,000             97,500
    JBS S.A.
       10.50%, due 8/4/16                         (b)                    100,000            108,250
                                                                                   ----------------
                                                                                          1,459,844
                                                                                   ----------------
    CANADA (2.0%)
    Ainsworth Lumber Co., Ltd.
       9.364%, due 4/1/13                         (a)                     65,000             49,400
    Angiotech Pharmaceuticals, Inc.
       7.75%, due 4/1/14                                                 115,000            105,800
       9.103%, due 12/1/13                        (a)(b)                  10,000             10,250

    Bowater Canada Finance
       7.95%, due 11/15/11                                                55,000             55,138
    Canada Housing Trust No. 1
       3.70%, due 9/15/08                         (b)            C$      575,000            484,704
    CanWest Media, Inc.
       8.00%, due 9/15/12                                        $       115,000            119,313
    Jean Coutu Group PJC, Inc. (The)
       8.50%, due 8/1/14                          (g)                     70,000             72,800
    Lindsey Morden Group, Inc.
       Series B
       7.00%, due 6/16/08                                        C$       20,000             14,743
    Nortel Networks, Ltd.
       10.75%, due 7/15/16                        (b)            $       115,000            127,075
    Nova Chemicals Corp.
       8.502%, due 11/15/13                       (a)                     65,000             64,675
    Quebecor Media, Inc.
       7.75%, due 3/15/16                                                180,000            182,700
    Quebecor World, Inc.
       9.75%, due 1/15/15                         (b)                    135,000            140,906
    Rogers Cable, Inc.
       7.875%, due 5/1/12                                                245,000            263,853
    Shaw Communications, Inc.
       7.50%, due 11/20/13                                       C$      225,000            208,760
    Sun Media Corp.
       7.625%, due 2/15/13                                       $       210,000            211,575
    Videotron, Ltee
       6.375%, due 12/15/15                                              120,000            116,400
                                                                                   ----------------
                                                                                          2,228,092
                                                                                   ----------------
    CAYMAN ISLANDS (0.6%)
    Cosan Finance, Ltd.
       7.00%, due 2/1/17                          (b)                    200,000            196,000
    Shimao Property Holdings, Ltd.
       8.00%, due 12/1/16                         (b)                    100,000            101,000
    Vale Overseas, Ltd.
       6.25%, due 1/11/16                                                200,000            201,021
       6.25%, due 1/23/17                                                 65,000             65,122
       6.875%, due 11/21/36                                               55,000             55,977
       8.25%, due 1/17/34                                                 50,000             59,357
                                                                                   ----------------
                                                                                            678,477
                                                                                   ----------------
    CHILE (0.3%)
    AES Gener S.A.
       7.50%, due 3/25/14                         (g)                    250,000            265,181
    Corporacion Nacional del Cobre-Codelco, Inc.
       5.50%, due 10/15/13                        (b)                     55,000             54,667
                                                                                   ----------------
                                                                                            319,848
                                                                                   ----------------
    GERMANY (0.3%)
    Kyivstar GSM
       10.375%, due 8/17/09                       (b)                    275,000            300,438
                                                                                   ----------------
    JAPAN (0.2%)
    Nippon Life Insurance Co.
       4.875%, due 8/9/10                         (b)                    250,000            243,766
                                                                                   ----------------
    LIBERIA (0.1%)
    Royal Caribbean Cruises, Ltd.
       6.875%, due 12/1/13                                                90,000             91,390
                                                                                   ----------------

    LUXEMBOURG (2.0%)
    Evraz Group S.A.
       8.25%, due 11/10/15                        (b)                    100,000            101,600
    Gazprom International S.A.
       7.201%, due 2/1/20                         (b)                    200,000            209,200
       7.201%, due 2/1/20                                                303,000            314,756
    Millicom International Cellular S.A.
       10.00%, due 12/1/13                                               300,000            328,875
    Mobile Telesystems Finance S.A.
       9.75%, due 1/30/08                         (b)                    150,000            154,875
    Norilsk Nickel Finance Luxembourg S.A.
       7.125%, due 9/30/09                                               200,000            204,840
    OJSC Russian Agricultural Bank
       7.175%, due 5/16/13                        (b)                    100,000            104,100
    OJSC Vimpel Communications
       8.25%, due 5/23/16                         (b)                    300,000            316,140
    Tengizchevroil Finance Co. S.A.R.L.
       6.124%, due 11/15/14                       (b)                    100,000             99,270
    TNK-BP Finance S.A.
       7.50%, due 7/18/16                         (b)                    395,000            412,459
                                                                                   ----------------
                                                                                          2,246,115
                                                                                   ----------------
    MEXICO (1.3%)
    America Movil S.A. de C.V.
       5.50%, due 3/1/14                                                 100,000             97,462
    Controladora Mabe S.A. de C.V.
       6.50%, due 12/15/15                        (b)                     50,000             49,500
    Grupo Gigante S.A. de C.V.
       8.75%, due 4/13/16                         (b)(g)                 200,000            204,300
    Grupo Televisa S.A.
       6.625%, due 3/18/25                                               500,000            512,729
    Grupo Transportacion Ferroviaria Mexicana
       S.A. de C.V.
       12.50%, due 6/15/12                                               150,000            162,000
    Monterrey Power S.A. de C.V.
       9.625%, due 11/15/09                       (b)                    100,157            109,422
    Telefonos de Mexico S.A. de C.V.
       5.50%, due 1/27/15                                                290,000            281,194
                                                                                   ----------------
                                                                                          1,416,607
                                                                                   ----------------
    NETHERLANDS (0.8%)
    Coca-Cola HBC Finance B.V.
       5.125%, due 9/17/13                                                50,000             48,799
    Electricidad de Caracas Finance B.V.
       10.25%, due 10/15/14                       (b)                     95,000             94,050
    Excelcomindo Finance Co. B.V.
       7.125%, due 1/18/13                        (b)                    100,000            100,125
    Kazkommerts International B.V.
       8.50%, due 4/16/13                         (b)                    400,000            424,500
    Majapahit Holdings B.V.
       7.75%, due 10/17/16                        (b)                    100,000            104,750
    TuranAlem Finance B.V.
       7.75%, due 4/25/13                         (b)                    100,000             99,750
                                                                                   ----------------
                                                                                            871,974
                                                                                   ----------------
    PANAMA (0.2%)
    AES El Salvador Trust
       6.75%, due 2/1/16                          (b)                    200,000            198,619
                                                                                   ----------------

    PHILIPPINES (0.2%)
    National Power Corp.
       6.875%, due 11/2/16                        (b)                    200,000            202,500
                                                                                   ----------------
    QATAR (0.2%)
    Ras Laffan Liquefied Natural Gas Co., Ltd.
       III
       6.332%, due 9/30/27                        (b)                    250,000            249,500
                                                                                   ----------------
    RUSSIA (0.5%)
    OAO Gazprom
       9.625%, due 3/1/13                         (b)                    160,000            188,000
    Siberian Oil Co.
       Series Reg S
       10.75%, due 1/15/09                                               100,000            108,720
    Tyumen Oil Co.
       11.00%, due 11/6/07                        (b)                    250,000            258,750
                                                                                   ----------------
                                                                                            555,470
                                                                                   ----------------
    SINGAPORE (0.2%)
    SP PowerAssets, Ltd.
       5.00%, due 10/22/13                        (b)                    175,000            170,665
                                                                                   ----------------
    SUPRANATIONAL (0.9%)
    INVISTA
       9.25%, due 5/1/12                          (b)                    355,000            379,850
    Jafra Cosmetics International,
       Inc./Distribuidora Comerical Jafra S.A.
       de C.V.
       10.75%, due 5/15/11                                               118,000            125,670
    NXP B.V./NXP Funding LLC
       7.875%, due 10/15/14                       (b)                    240,000            247,800
       9.50%, due 10/15/15                        (b)                    170,000            175,738
                                                                                   ----------------
                                                                                            929,058
                                                                                   ----------------
    SWEDEN (0.2%)
    Stena AB
       9.625%, due 12/1/12                                               200,000            215,250
                                                                                   ----------------
    UNITED KINGDOM (0.9%)
    BSKYB Finance UK PLC
       5.625%, due 10/15/15                       (b)                    190,000            184,908
       6.50%, due 10/15/35                        (b)                     95,000             93,472
    Galaxy Entertainment Finance Co., Ltd.
       9.875%, due 12/15/12                       (b)                     55,000             59,538
    Independent News & Media Finance, Ltd.
       5.75%, due 5/17/09                                        E       300,000            393,938
    Inmarsat Finance PLC
       (zero coupon), due 11/15/12
       10.375%, beginning 11/15/08                               $       250,000            231,875
                                                                                   ----------------
                                                                                            963,731
                                                                                   ----------------
    Total Corporate Bonds - Foreign
       (Cost $14,451,333)                                                                14,930,709
                                                                                   ----------------


                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    FOREIGN GOVERNMENT BONDS (23.8%)

    ARGENTINA (0.6%)
    Republic of Argentina
       (zero coupon), due 12/15/35                (a)            ARS   1,424,332             54,315

       5.83%, due 12/31/33                                               524,653            259,583
       8.28%, due 12/31/33                                       $       284,792            327,083
                                                                                   ----------------
                                                                                            640,981
                                                                                   ----------------
    AUSTRALIA (0.4%)
    Commonwealth of Australia
       7.50%, due 9/15/09                                        A$      570,000            457,231
                                                                                   ----------------
    AUSTRIA (0.8%)
    Republic of Austria
       4.65%, due 1/15/18                                        E       643,000            875,230
                                                                                   ----------------
    BELGIUM (0.5%)
    Kingdom of Belgium
       5.00%, due 9/28/11                                                400,000            542,340
                                                                                   ----------------
    BRAZIL (2.7%)
    Federal Republic of Brazil
       4.75%, due 4/10/07                                        Y    25,000,000            208,630
*      8.25%, due 1/20/34                                        $     1,321,000          1,573,311
*      14.50%, due 10/15/09                       (g)                  1,000,000          1,224,000
                                                                                   ----------------
                                                                                          3,005,941
                                                                                   ----------------
    CANADA (0.7%)
    Canada Government
       5.25%, due 6/1/12                                         C$      344,000            307,896
       5.75%, due 6/1/33                                                 400,000            420,632
                                                                                   ----------------
                                                                                            728,528
                                                                                   ----------------
    COLOMBIA (0.5%)
    Republic of Colombia
       8.125%, due 5/21/24                        (g)            $       300,000            340,500
       12.00%, due 10/22/15                                      CP  325,000,000            166,711
                                                                                   ----------------
                                                                                            507,211
                                                                                   ----------------
    DOMINICAN REPUBLIC (0.1%)
    Dominican Republic
       Series Reg S
       9.04%, due 1/23/18                                        $       109,298            125,146
                                                                                   ----------------
    EGYPT (0.1%)
    Republic of Egypt
       (zero coupon), due 3/6/07                                 EGP     650,000            113,174
                                                                                   ----------------
    EL SALVADOR (0.3%)
    Republic of El Salvador
       7.75%, due 1/24/23                         (b)            $       250,000            283,500
                                                                                   ----------------
    GERMANY (3.1%)
    Republic of Germany
       4.00%, due 1/4/37                                         E       720,000            903,606
*      5.00%, due 7/4/11                                               1,405,000          1,900,811
       6.25%, due 1/4/30                                                 350,000            588,011
                                                                                   ----------------
                                                                                          3,392,428
                                                                                   ----------------
    GREECE (2.0%)
    Hellenic Republic
*   4.50%, due 5/20/14                                                 1,200,000          1,589,983
    5.90%, due 10/22/22                                                  406,000            614,492
                                                                                   ----------------
                                                                                          2,204,475
                                                                                   ----------------

    INDONESIA (0.4%)
    Republic of Indonesia
       6.875%, due 3/9/17                         (b)            $       200,000            209,500
       7.25%, due 4/20/15                         (b)                    180,000            192,150
                                                                                   ----------------
                                                                                            401,650
                                                                                   ----------------
    ITALY (2.2%)
    Republic of Italy
       5.50%, due 11/1/10                                        E       600,000            821,322
       6.00%, due 5/1/31                                                 625,000            990,261
       6.50%, due 11/1/27                                                372,000            614,518
                                                                                   ----------------
                                                                                          2,426,101
                                                                                   ----------------
    JAPAN (0.6%)
    Japan Government
       2.30%, due 3/19/26                                        Y    80,000,000            667,277
                                                                                   ----------------
    MEXICO (1.3%)
    United Mexican States
*      6.75%, due 9/27/34                         (g)            $     1,300,000          1,378,000
       8.125%, due 12/30/19                                               90,000            108,090
                                                                                   ----------------
                                                                                          1,486,090
                                                                                   ----------------
    PANAMA (1.2%)
    Republic of Panama
       6.70%, due 1/26/36                         (g)                    243,000            246,645
       8.875%, due 9/30/27                                               325,000            405,438
       9.375%, due 4/1/29                                                550,000            717,750
                                                                                   ----------------
                                                                                          1,369,833
                                                                                   ----------------
    PERU (0.2%)
    Republic of Peru
       8.75%, due 11/21/33                                               152,000            193,344
                                                                                   ----------------
    PHILIPPINES (0.7%)
    Republic of Philippines
       7.75%, due 1/14/31                         (g)                    200,000            224,500
       9.50%, due 2/2/30                                                 250,000            330,313
       9.875%, due 1/15/19                                               200,000            256,750
                                                                                   ----------------
                                                                                            811,563
                                                                                   ----------------
    RUSSIA (0.9%)
    Russian Federation
       Series Reg S
       5.00%, due 3/31/30
       7.50%, beginning 3/31/07                                          892,000            994,402
                                                                                   ----------------
    SOUTH AFRICA (0.1%)
    Republic of South Africa
       7.00%, due 4/10/08                                        E       100,000            134,089
                                                                                   ----------------
    TURKEY (0.5%)
    Republic of Turkey
       7.375%, due 2/5/25                                        $       470,000            479,400
       14.00%, due 1/19/11                                       TRY     170,000            105,638
                                                                                   ----------------
                                                                                            585,038
                                                                                   ----------------

    UKRAINE (0.2%)
    Ukraine Government
       6.875%, due 3/4/11                         (b)            $       175,000            179,375
                                                                                   ----------------
    UNITED KINGDOM (3.1%)
    United Kingdom Treasury Bonds
       4.00%, due 3/7/09                                         L        97,000            185,117
       4.25%, due 6/7/32                                                 150,000            284,818
       4.25%, due 3/7/36                                                 205,000            393,278
       5.00%, due 3/7/12                                                 315,000            611,887
       6.00%, due 12/7/28                                                285,000            667,335
       6.25%, due 11/25/10                                               465,000            941,743
       8.00%, due 6/7/21                                                 140,000            363,503
                                                                                   ----------------
                                                                                          3,447,681
                                                                                   ----------------
    URUGUAY (0.2%)
    Republic of Uruguay
       8.00%, due 11/18/22                                       $       173,130            193,040
                                                                                   ----------------
    VENEZUELA (0.4%)
    Republic of Venezuela
       Series Reg S
       6.36%, due 4/20/11                         (a)                    200,000            197,000
       13.625%, due 8/15/18                                              181,000            266,975
                                                                                   ----------------
                                                                                            463,975
                                                                                   ----------------
    Total Foreign Government Bonds
       (Cost $23,933,668)                                                                26,229,643
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    LOAN ASSIGNMENTS & PARTICIPATIONS (2.6%)      (k)

    AUTO PARTS & EQUIPMENT (0.2%)
    Goodyear Tire & Rubber Co. (The)
       2nd Lien Term Loan
       8.14%, due 4/30/10                                                250,000            252,552
                                                                                   ----------------
    CHEMICALS (0.1%)
    Talecris Biotherapeutics, Inc.
       2nd Lien Term Loan
       13.50%, due 12/6/14                                               120,000            120,150
                                                                                   ----------------
    HEALTH CARE-SERVICES (0.4%)
    HCA, Inc.
       Term Loan B
       8.11%, due 11/17/13                                               410,000            413,649
                                                                                   ----------------
    MEDIA (0.3%)
    Nielsen Finance LLC
       Dollar Term Loan
       8.13%, due 8/6/13                                                 349,125            351,724
                                                                                   ----------------
    MINING (0.4%)
    Aleris International, Inc.
       New Term Loan B
       7.75%, due 12/21/11                                               100,000            100,875
    BHM Technologies LLC
       1st Lien Term Loan
       8.37%, due 7/23/13                                                294,894            285,310
                                                                                   ----------------
                                                                                            386,185
                                                                                   ----------------

    REAL ESTATE (0.5%)
    LNR Property Corp.
       Initial Tranche B Term Loan
       8.12%, due 7/12/11                                                350,000            351,625
    Rental Services Corp.
       2nd Lien Term Loan
       8.86%, due 12/2/13                                                100,000            101,688
    Riverdeep Interactive Learning USA, Inc.
       Bridge Loan
       11.07%, due 12/20/07                                              100,000             99,500
                                                                                   ----------------
                                                                                            552,813
                                                                                   ----------------
    RETAIL (0.5%)
    Michaels Stores, Inc.
       Term Loan B
       8.13%, due 10/31/13                                               298,646            300,855
    Neiman Marcus Group, Inc. (The)
       Term Loan B
       7.60%, due 4/6/13                                                 129,114            130,420
    Toys "R" Us, Inc.
       Term Loan
       10.33%, due 1/9/13                                                145,000            146,178
                                                                                   ----------------
                                                                                            577,453
                                                                                   ----------------
    SOFTWARE (0.2%)
    SunGard Data Systems, Inc.
       Term Loan
       7.88%, due 2/11/13                                                167,450            168,902
                                                                                   ----------------
    Total Loan Assignments & Participations
       (Cost $2,805,003)                                                                  2,823,428
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    MORTGAGE-BACKED SECURITIES (2.5%)

    COMMERCIAL MORTGAGE LOANS (COLLATERALIZED
       MORTGAGE OBLIGATIONS) (2.5%)
    Banc of America Commercial Mortgage, Inc.
       Series 2005-5, Class A2
       5.001%, due 10/10/45                                              295,000            290,971
    Bayview Commercial Asset Trust
       Series 2006-4A, Class A1
       5.55%, due 12/25/36                        (a)(b)                 108,418            108,418
    Citigroup Commercial Mortgage Trust
       Series 2004-C2, Class A5
       4.733%, due 10/15/41                                              220,000            209,627
    Citigroup/Deutsche Bank Commercial Mortgage
       Trust
       Series 2005-CD1, Class A4
       5.226%, due 7/15/44                        (a)                    440,000            434,422
    Four Times Square Trust
       Series 2006-4TS, Class A
       5.401%, due 12/13/28                       (b)                    120,000            117,034
    LB-UBS Commercial Mortgage Trust
       Series 2004-C2, Class A2
       3.246%, due 3/15/29                                               425,000            407,447
       Series 2004-C7, Class A1
       3.625%, due 10/15/29                                              185,825            181,217

       Series 2005-C7, Class A4
       5.197%, due 11/15/30                                              235,000            230,359
    Merrill Lynch Mortgage Trust
       Series 2004-MKB1, Class A1
       3.563%, due 2/12/42                                               160,564            156,828
       Series 2004-BPC1, Class A5
       4.855%, due 10/12/41                                              555,000            532,174
    Timberstar Trust
       Series 2006-1, Class A
       5.668%, due 10/15/36                       (b)(d)                  40,000             40,091
    Wachovia Bank Commercial Mortgage Trust
       Series 2004-C14, Class A1
       3.477%, due 8/15/41                                                61,080             59,571
                                                                                   ----------------
    Total Mortgage-Backed Securities
       (Cost $2,841,557)                                                                  2,768,159
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    MUNICIPAL BOND (0.1%)

    TEXAS (0.1%)
    Harris County Texas Industrial Development
       Corp.
       Solid Waste Deer Park
       5.683%, due 3/1/23                         (a)                    120,000            119,119
                                                                                   ----------------
    Total Municipal Bond
       (Cost $120,245)                                                                      119,119
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    U.S. GOVERNMENT & FEDERAL AGENCIES (19.2%)

    FANNIE MAE (COLLATERALIZED MORTGAGE
       OBLIGATION) (0.1%)
       Series 2006-B1, Class AB
       6.00%, due 6/25/16                                                163,671            163,762
                                                                                   ----------------
    FANNIE MAE GRANTOR TRUST (COLLATERALIZED
       MORTGAGE OBLIGATION) (0.1%)
       Series 1998-M6, Class A2
       6.32%, due 8/15/08                         (l)                     71,254             71,806
                                                                                   ----------------
    FEDERAL HOME LOAN MORTGAGE CORPORATION
       (0.6%)
       4.75%, due 11/17/15                                               740,000            719,942
                                                                                   ----------------
    FEDERAL HOME LOAN MORTGAGE CORPORATION
       (MORTGAGE PASS-THROUGH SECURITIES)
       (4.6%)
       3.00%, due 8/1/10                                                  84,404             79,633
       4.319%, due 3/1/35                         (a)                    127,788            125,071
       5.00%, due 6/1/33                                                 338,388            325,916
       5.00%, due 8/1/33                                                 666,914            642,166
       5.50%, due 1/1/21                                                 477,070            474,734
       5.50%, due 2/1/33                                                 192,931            190,419
       5.50%, due 11/1/35                                                497,797            490,248
*      5.50%, due 1/1/36                                               2,729,866          2,688,470
                                                                                   ----------------
                                                                                          5,016,657
                                                                                   ----------------

    FEDERAL NATIONAL MORTGAGE ASSOCIATION
       (1.4%)
       4.625%, due 5/1/13                                                135,000            129,987
       5.125%, due 1/2/14                                                150,000            148,575
       5.25%, due 8/1/12                                               1,035,000          1,033,290
       6.25%, due 2/1/11                                                 185,000            191,597
                                                                                   ----------------
                                                                                          1,503,449
                                                                                   ----------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION
       (MORTGAGE PASS-THROUGH SECURITIES)
       (10.1%)
       4.50%, due 4/1/18                                                 106,490            102,374
       4.50%, due 7/1/18                                                 369,301            355,027
       4.50%, due 11/1/18                                                401,879            386,346
       5.00%, due 9/1/17                                                 354,684            347,779
       5.00%, due 1/1/36                                                 230,009            220,831
       5.00%, due 2/1/36                                                 350,479            336,495
*      5.00%, due 5/1/36                                               1,528,952          1,467,946
*      5.00%, due 6/1/36                                               1,555,316          1,492,173
*      5.50%, due 6/1/21                                               2,096,179          2,087,291
       5.50%, due 6/1/33                                                 244,233            240,834
*      5.50%, due 11/1/33                                              1,232,957          1,215,798
       5.50%, due 12/1/33                                                515,989            508,808
       5.50%, due 6/1/34                                                 348,878            343,797
       5.50%, due 12/1/34                                                259,674            255,892
       6.00%, due 1/1/33                                                 119,162            119,986
       6.00%, due 3/1/33                                                 147,364            148,269
       6.00%, due 9/1/34                                                  98,104             98,615
       6.00%, due 9/1/35                                                 404,847            406,646
       6.00%, due 10/1/35                                                225,769            226,644
       6.00%, due 6/1/36                                                 319,056            320,228
       6.00%, due 11/1/36                                                302,668            303,780
       6.50%, due 6/1/31                                                  26,387             27,001
       6.50%, due 8/1/31                                                  21,081             21,572
       6.50%, due 10/1/31                                                 14,448             14,785
       6.50%, due 6/1/32                                                  93,100             95,209
                                                                                   ----------------
                                                                                         11,144,126
                                                                                   ----------------
    FREDDIE MAC (COLLATERALIZED MORTGAGE
       OBLIGATION) (0.2%)
       Series 2632, Class NH
       3.50%, due 6/15/13                                                190,500            180,939
                                                                                   ----------------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
       (MORTGAGE PASS-THROUGH SECURITIES)
       (0.1%)
       6.00%, due 4/15/29                                                 58,502             59,208
       6.00%, due 8/15/32                                                 97,757             98,857
                                                                                   ----------------
                                                                                            158,065
                                                                                   ----------------
    OVERSEAS PRIVATE INVESTMENT
       CORPORATION (1.1%)
       5.142%, due 12/15/23                       (m)                  1,200,000          1,173,024
                                                                                   ----------------
    UNITED STATES TREASURY BOND (0.2%)
       6.875%, due 8/15/25                                               155,000            189,330
                                                                                   ----------------
    UNITED STATES TREASURY NOTES (0.7%)
       3.875%, due 9/15/10                                                95,000             92,042

       4.875%, due 7/31/11                                               195,000            195,427
       4.875%, due 8/15/16                                               500,000            501,485
                                                                                   ----------------
                                                                                            788,954
                                                                                   ----------------
    Total U.S. Government & Federal Agencies
       (Cost $21,275,685)                                                                21,110,054
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    YANKEE BONDS (0.6%)                           (n)

    FOREST PRODUCTS & PAPER (0.3%)
    Abitibi-Consolidated, Inc.
       8.85%, due 8/1/30                                                  60,000             54,600
    Smurfit Capital Funding PLC
       7.50%, due 11/20/25                                               245,000            247,450
                                                                                   ----------------
                                                                                            302,050
                                                                                   ----------------
    INSURANCE (0.1%)
    Fairfax Financial Holdings, Ltd.
       7.375%, due 4/15/18                        (g)                     35,000             32,638
       7.75%, due 7/15/37                         (g)                     35,000             31,938
       8.25%, due 10/1/15                                                  5,000              4,963
       8.30%, due 4/15/26                         (g)                     15,000             14,513
                                                                                   ----------------
                                                                                             84,052
                                                                                   ----------------
    OIL & GAS (0.0%)                              ++
    YPF Sociedad Anonima
       9.125%, due 2/24/09                                                60,000             62,940
                                                                                   ----------------
    REGIONAL GOVERNMENT (0.2%)
    Financement-Quebec
       5.00%, due 10/25/12                                               190,000            186,487
                                                                                   ----------------
    Total Yankee Bonds
       (Cost $609,648)                                                                      635,529
                                                                                   ----------------
    Total Long-Term Bonds
       (Cost $102,368,044)                                                              106,086,371
                                                                                   ----------------

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    COMMON STOCKS (0.4%)

    AGRICULTURE (0.0%)                            ++
    North Atlantic Trading Co., Inc.              (c)(d)(o)(p)               522                  5
                                                                                   ----------------
    BUILDING MATERIALS (0.0%)                     ++
    Ainsworth Lumber Co., Ltd.                    (g)                      1,000              8,870
                                                                                   ----------------
    ELECTRIC (0.0%)                               ++
    Dynegy, Inc. Class A                          (o)                         77                543
                                                                                   ----------------
    INTERNET (0.1%)
    Globix Corp.                                  (d)(o)(p)               38,114            115,257
                                                                                   ----------------
    RETAIL (0.0%)                                 ++
    Star Gas Partners, L.P.                       (o)                     11,949             42,777
                                                                                   ----------------
    SOFTWARE (0.1%)
    QuadraMed Corp.                               (c)(o)                  26,747             79,439

    QuadraMed Corp.                               (c)(o)                   2,845              8,450
                                                                                   ----------------
                                                                                             87,889
                                                                                   ----------------
    TELECOMMUNICATIONS (0.2%)
    Loral Space & Communications, Ltd.            (o)                      3,847            183,386
                                                                                   ----------------
    Total Common Stocks
       (Cost $197,977)                                                                      438,727
                                                                                   ----------------

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    CONVERTIBLE PREFERRED STOCKS (0.8%)

    INSURANCE (0.5%)
    MetLife, Inc.
       6.375%                                     (o)                     17,200            540,424
                                                                                   ----------------
    INTERNET (0.0%)                               ++
    Globix Corp.
       6.00%                                      (c)(d)(o)                5,076             16,446
                                                                                   ----------------
    SOFTWARE (0.3%)
    QuadraMed Corp.
       5.50%                                      (b)(c)(o)               10,400            275,600
                                                                                   ----------------
    Total Convertible Preferred Stocks
       (Cost $738,026)                                                                      832,470
                                                                                   ----------------

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    PREFERRED STOCKS (0.6%)

    MEDIA (0.1%)
    Haights Cross Communications, Inc.
       16.00%                                     (c)(p)                   3,900            159,900
    Ziff Davis Holdings, Inc.
       10.00%                                     (c)(d)(o)                   48              4,320
                                                                                   ----------------
                                                                                            164,220
                                                                                   ----------------
    REAL ESTATE INVESTMENT TRUSTS (0.4%)
    Sovereign Real Estate Investment Corp.
       12.00%                                     (b)                        312            481,260
                                                                                   ----------------
    TELECOMMUNICATIONS (0.1%)
    Loral Skynet Corp.
       12.00% Series A                            (g)(j)                     370             75,110
                                                                                   ----------------
    Total Preferred Stocks
       (Cost $546,934)                                                                      720,590
                                                                                   ----------------

                                                                    NUMBER OF
                                                                     WARRANTS            VALUE
                                                                 ---------------   ----------------
    WARRANTS (0.0%)                               ++

    MEDIA (0.0%)                                  ++
    Haights Cross Communications, Inc.
       Strike Price $0.001
       Expire 12/10/11                            (c)(d)(o)(p)                 7                  0(t)
       Preferred Class A
       Strike Price $0.001
       Expire 12/10/11                            (c)(d)(o)(p)             3,598                 36

    Ziff Davis Holdings, Inc.
       Strike Price $0.001
       Expire 8/12/12                             (b)(d)(o)                8,954                 90
                                                                                   ----------------
    Total Warrants
       (Cost $120)                                                                              126
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                     AMMOUNT             VALUE
                                                                 ---------------   ----------------
    SHORT-TERM INVESTMENTS (6.6%)

    COMMERCIAL PAPER (2.8%)
    CAFCO LLC
       5.287%, due 3/6/07                         (q)            $       103,925            103,925
    Charta LLC
       5.299%, due 3/23/07                        (q)                    135,985            135,985
    Clipper Receivables Corp.
       5.281%, due 2/13/07                        (q)                    103,925            103,925
    Commonwealth Bank of Australia (Delaware)
       Finance, Inc.
       5.282%, due 2/28/07                        (q)                    239,703            239,703
    Fairway Finance Corp.
       5.292%, due 2/21/07                        (q)                    103,925            103,925
    Falcon Asset Securitization Corp.
       5.286%, due 2/13/07                        (q)                    103,925            103,925
    Greyhawk Funding LLC
       5.285%, due 2/7/07                         (q)                    103,925            103,925
    Jupiter Securitization Corp.
       5.282%, due 2/9/07                         (q)                    103,925            103,925
    Liberty Street Funding Co.
       5.285%, due 3/2/07                         (q)                    138,567            138,567
    Old Line Funding LLC
       5.282%, due 2/15/07                        (q)                    103,925            103,925
    Park Avenue Receivables Corp.
       5.286%, due 2/27/07                        (q)                     69,283             69,283
    Rabobank USA Finance Corp.
       5.27%, due 2/1/07                                               1,405,000          1,405,000
    Sheffield Receivables Corp.
       5.293%, due 2/15/07                        (q)                    121,246            121,246
    Variable Funding Capital Co.
       5.272%, due 2/6/07                         (q)                    103,925            103,925
    Yorktown Capital LLC
       5.276%, due 2/8/07                         (q)                    103,925            103,925
                                                                                   ----------------
    Total Commercial Paper
       (Cost $3,045,109)                                                                  3,045,109
                                                                                   ----------------

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    INVESTMENT COMPANY (0.7%)
    BGI Institutional Money Market Fund           (q)                    833,014            833,014
                                                                                   ----------------
    Total Investment Company
       (Cost $833,014)                                                                      833,014
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    REPURCHASE AGREEMENT (0.2%)

    Morgan Stanley & Co. 5.42%, dated 1/31/07
       due 2/1/07 Proceeds at Maturity $173,234
       (Collateralized by various Corporate
       Bonds, with rates between 5.19% - 8.60%
       and maturity dates between 5/19/10 -
       12/29/49, with a Principal Amount of
       $180,587 and a Market Value of $179,475)   (q)            $       173,208            173,208
                                                                                   ----------------
    Total Repurchase Agreement
       (Cost $173,208)                                                                      173,208
                                                                                   ----------------
    TIME DEPOSITS (2.9%)
    Banco Bilbao Vizcaya Argentaria S.A.
       5.305%, due 4/26/07                        (q)                    277,133            277,133
    Bank of America Corp.
       5.27%, due 3/20/07                         (a)(q)                 381,060            381,060
    BNP Paribas
       5.26%, due 2/8/07                          (q)                    242,492            242,492
    Calyon
       5.31%, due 2/12/07                         (q)                    277,133            277,133
    Citigroup, Inc.
       5.325%, due 3/22/07                        (q)                    242,492            242,492
    Lloyds TSB Bank PLC
       5.29%, due 2/21/07                         (q)                    277,133            277,133
    National Australia Bank, Ltd.
       5.28%, due 2/1/07                          (q)                    588,909            588,909
    Rabobank Nederland
       5.29%, due 3/6/07                          (q)                    277,133            277,133
    Skandinaviska Enskilda Banken AB
       5.28%, due 2/23/07                         (q)                    381,060            381,060
    Standard Chartered Bank
       5.28%, due 2/9/07                          (q)                    277,133            277,133
                                                                                   ----------------
    Total Time Deposits
       (Cost $3,221,678)                                                                  3,221,678
                                                                                   ----------------
    Total Short-Term Investments
       (Cost $7,273,009)                                                                  7,273,009
                                                                                   ----------------
    Total Investments
      (Cost $111,124,110)                         (r)                      104.8%       115,351,293(s)
    Liabilities in Excess of
       Cash and Other Assets                                                (4.8)        (5,271,097)
                                                                 ---------------   ----------------
    Net Assets                                                             100.0%  $    110,080,196
                                                                 ===============   ================

+    Percentages indicated are based on Fund net assets.

++   Less than one tenth of a percent.

* Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

+++ Fifty percent of the Fund's liquid assets are maintained to cover "senior securities transactions" which may include, but are not limited to, forwards, TBA's, options and futures. This percentage is marked-to-market daily against the value of the Fund's "senior securities" holdings to ensure proper coverage for these transactions.

(a)  Floating rate. Rate shown is the rate in effect at January 31, 2007.

(b) May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(c) Illiquid security. The total market value of these securities at January 31, 2007 is $632,764, which represents 0.6% of the Fund's net assets.

(d) Fair valued security. The total market value of these securities at January 31, 2007 is $264,863, which reflects 0.2% of the Fund's net assets.

(e)  Brady bond - U.S. dollar-denominated bonds of developing countries.

(f) FLIRB (Floating Loaded Interest Rate Bond) carries a fixed, below market interest rate which rises incrementally over the initial 5 to 10 years of the life of the bond, and is then replaced by a floating rate coupon for the remaining life of the bond.

(g)  Represents a security, or a portion thereof, which is out on loan.

(h)  Issue in default.

(i)  Issuer in bankruptcy.

(j) PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.

(k) Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at January 31, 2007. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(l)  ACES - Alternative Credit Enhancement Structure.

(m)  United States Government Guaranteed Security.

(n) Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.

(o)  Non-income producing security.

(p)  Restricted security.

(q) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(r)  The cost for federal income tax purposes is $112,875,779.

(s) At January 31, 2007, net unrealized appreciation was $2,475,514 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $5,393,355 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $2,917,841.

(t)  Less than one dollar.

The following abbreviations are used in the above portfolio:

ARS  - Argentinian Peso

A$   - Australian Dollar

C$   - Canadian Dollar

CP   - Colombian Peso

EGP  - Egyptian Pound

E    - Euro

L    - British Pound Sterling

Y    - Japanese Yen

TRY  - New Turkish Lira

DIVERSIFIED INCOME FUND - CURRENCY

FOREIGN CURRENCY FORWARD CONTRACTS OPEN AS OF JANUARY 31, 2007:

                                                     CONTRACT     CONTRACT     UNREALIZED
                                                      AMOUNT       AMOUNT     APPRECIATION/
                                                     PURCHASED      SOLD      (DEPRECIATION)
                                                    ----------   ----------   --------------
Foreign Currency Buy Contracts
British Pound vs. U.S. Dollar, expiring 3/1/07      L  105,000   $  205,044       $1,245
Euro Dollar vs. U.S. Dollar, expiring 3/1/07        E1,344,100    1,744,817        9,232

                                                      CONTRACT     CONTRACT
                                                       AMOUNT       AMOUNT
                                                        SOLD       PURCHASED
                                                    -----------   ----------
Foreign Currency Sale Contracts
British Pound vs. U.S. Dollar, expiring 2/20/07     L   827,470   $1,622,669     (3,040)
Canadian Dollar vs. U.S. Dollar, expiring 2/20/07   C$  567,765      484,235      1,502
Euro Dollar vs. U.S. Dollar, expiring 2/20/07       E 3,019,789    3,916,666    (22,495)
Unrealized depreciation on foreign currency                                    --------
   forward contracts                                                           $(13,556)
                                                                               ========

FOREIGN CURRENCY OPEN AS OF JANURARY 31, 2007:

                                                      CURRENCY       COST     VALUE
                                                    ------------   -------   -------
Argentinian Peso                                    ARS   18,527   $ 6,016   $ 5,962
Japanese Yen                                        Y  7,014,856    58,934    58,128
New Turkish Lira                                    TRY   11,900     8,316     8,461
                                                                   -------   -------
                                                                   $73,266   $72,551
                                                                   =======   =======

DIVERSIFIED INCOME FUND

RESTRICTED SECURITIES HELD AT JANUARY 31, 2007

                                                          SHARES/
                                         DATE(S) OF      NUMBER OF                  1/31/07     PERCENTAGE OF
SECURITY                                ACQUISITION       WARRANTS     COST          VALUE        NET ASSETS
--------                             -----------------   ---------   --------      --------     -------------
Globix Corp.
   Common Stock                      6/21/01 - 6/21/05     38,114    $ 23,554      $115,257        0.0%(b)
Haights Cross Communications, Inc.
   Preferred Stock 16.00%               1/22/04-2/3/06      3,900     181,730       159,900        0.1
   Preferred Class A Warrants           1/22/04-2/3/06      3,598          36            36        0.0(b)
   Warrants                             1/22/04-2/3/06          7           0(a)          0(a)     0.0(b)
North Atlantic Trading Co., Inc.
   Common Stock                                4/21/04        522           5             5        0.0(b)
                                                                     --------      --------        ---
                                                                     $205,325      $275,198        0.1%
                                                                     --------      --------        ---

(a)  Less than one dollar.

(b)  Less than one tenth of a percent.

MAINSTAY EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS +++                          January 31, 2007 unaudited

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    COMMON STOCKS (91.0%)                         +

    AEROSPACE & DEFENSE (2.2%)
    Boeing Co. (The)                                                      27,209   $      2,436,838
    General Dynamics Corp.                                                13,941          1,089,489
    Goodrich Corp.                                                         4,226            207,159
    Honeywell International, Inc.                                         28,013          1,279,914
    L-3 Communications Holdings, Inc.                                      4,249            349,863
    Lockheed Martin Corp.                                                 12,279          1,193,396
    Northrop Grumman Corp.                                                11,862            841,490
    Raytheon Co.                                                          15,369            797,651
    Rockwell Collins, Inc.                                                 5,697            388,592
    United Technologies Corp.                                             34,540          2,349,411
                                                                                   ----------------
                                                                                         10,933,803
                                                                                   ----------------
    AIR FREIGHT & LOGISTICS (0.8%)
    FedEx Corp.                                                           10,549          1,164,610
    United Parcel Service, Inc. Class B                                   36,879          2,665,614
                                                                                   ----------------
                                                                                          3,830,224
                                                                                   ----------------
    AIRLINES (0.1%)
    Southwest Airlines Co.                                                26,855            405,511
                                                                                   ----------------
    AUTO COMPONENTS (0.2%)
    Goodyear Tire & Rubber Co. (The)              (a)(b)                   6,087            150,288
    Johnson Controls, Inc.                                                 6,700            619,482
                                                                                   ----------------
                                                                                            769,770
                                                                                   ----------------
    AUTOMOBILES (0.4%)
    Ford Motor Co.                                (b)                     64,326            522,970
    General Motors Corp.                                                  19,367            636,012
    Harley-Davidson, Inc.                                                  8,913            608,491
                                                                                   ----------------
                                                                                          1,767,473
                                                                                   ----------------
    BEVERAGES (1.9%)
    Anheuser-Busch Cos., Inc.                                             26,290          1,340,001
    Brown-Forman Corp. Class B                                             2,705            177,421
    Coca-Cola Co. (The)                                                   70,126          3,357,633
    Coca-Cola Enterprises, Inc.                                            9,479            194,509
    Constellation Brands, Inc.                    (a)(b)                   7,256            179,513
    Molson Coors Brewing Co. Class B                                       1,538            124,270
    Pepsi Bottling Group, Inc. (The)                                       4,650            147,079
    PepsiCo, Inc.                                                         56,441          3,682,211
                                                                                   ----------------
                                                                                          9,202,637
                                                                                   ----------------
    BIOTECHNOLOGY (1.2%)
    Amgen, Inc.                                   (a)                     40,081          2,820,500
    Biogen Idec, Inc.                             (a)                     11,553            558,472
    Celgene Corp.                                 (a)(b)                  12,652            679,159

    Genzyme Corp.                                 (a)                      9,045            594,528
    Gilead Sciences, Inc.                         (a)                     15,825          1,017,864
    MedImmune, Inc.                               (a)(b)                   8,211            284,593
                                                                                   ----------------
                                                                                          5,955,116
                                                                                   ----------------
    BUILDING PRODUCTS (0.1%)
    American Standard Cos., Inc.                                           5,969            294,809
    Masco Corp.                                   (b)                     13,655            436,823
                                                                                   ----------------
                                                                                            731,632
                                                                                   ----------------
    CAPITAL MARKETS (3.6%)
    Ameriprise Financial, Inc.                                             8,387            494,498
    Bank of New York Co., Inc. (The)                                      26,216          1,048,902
    Bear Stearns Cos., Inc. (The)                                          4,009            660,884
    Charles Schwab Corp. (The)                                            35,037            662,900
    E*TRADE Financial Corp.                       (a)                     14,569            355,192
    Federated Investors, Inc. Class B                                      3,139            110,838
    Franklin Resources, Inc.                                               5,771            687,384
    Goldman Sachs Group, Inc. (The)                                       14,627          3,103,264
    Janus Capital Group, Inc.                                              7,136            146,145
    Legg Mason, Inc.                                                       4,516            473,503
    Lehman Brothers Holdings, Inc.                                        18,220          1,498,413
    Mellon Financial Corp.                                                14,118            603,403
    Merrill Lynch & Co., Inc.                     (b)                     30,407          2,844,879
    Morgan Stanley                                                        36,414          3,014,715
    Northern Trust Corp.                                                   6,376            387,342
    State Street Corp.                                                    11,394            809,544
    T. Rowe Price Group, Inc.                                              8,973            430,614
                                                                                   ----------------
                                                                                         17,332,420
                                                                                   ----------------
    CHEMICALS (1.4%)
    Air Products & Chemicals, Inc.                                         7,588            566,520
    Ashland, Inc.                                                          1,935            134,579
    Dow Chemical Co. (The)                                                32,791          1,362,138
    E.I. du Pont de Nemours & Co.                                         31,560          1,564,114
    Eastman Chemical Co.                                                   2,801            164,027
    Ecolab, Inc.                                  (b)                      6,132            269,195
    Hercules, Inc.                                (a)                      3,853             75,557
    International Flavors & Fragrances, Inc.                               2,738            132,738
    Monsanto Co.                                                          18,565          1,022,746
    PPG Industries, Inc.                                                   5,673            376,063
    Praxair, Inc.                                                         11,061            697,507
    Rohm & Haas Co.                                                        4,930            256,656
    Sigma-Aldrich Corp.                                                    4,461            169,295
                                                                                   ----------------
                                                                                          6,791,135
                                                                                   ----------------
    COMMERCIAL BANKS (3.7%)
    BB&T Corp.                                                            18,605            786,247
    Comerica, Inc.                                                         5,535            328,225
    Commerce Bancorp, Inc.                        (b)                      6,372            215,246
    Compass Bancshares, Inc.                                               4,439            270,335
    Fifth Third Bancorp                                                   19,065            760,694
    First Horizon National Corp.                  (b)                      4,202            183,207
    Huntington Bancshares, Inc.                                            8,114            188,894
    KeyCorp                                                               13,819            527,471
    M&T Bank Corp.                                                         2,618            317,590
    Marshall & Ilsley Corp.                                                8,737            411,163
    National City Corp.                           (b)                     21,692            821,042

    PNC Financial Services Group, Inc.                                    10,111            745,888
    Regions Financial Corp.                                               25,079            909,365
    SunTrust Banks, Inc.                                                  12,164          1,010,828
    Synovus Financial Corp.                                               11,076            353,657
    U.S. Bancorp                                                          60,321          2,147,428
    Wachovia Corp.                                                        65,515          3,701,598
    Wells Fargo & Co.                                                    115,997          4,166,612
    Zions Bancorp.                                                         3,661            310,526
                                                                                   ----------------
                                                                                         18,156,016
                                                                                   ----------------
    COMMERCIAL SERVICES & SUPPLIES (0.5%)
    Allied Waste Industries, Inc.                 (a)                      8,661            110,774
    Avery Dennison Corp.                                                   3,244            221,760
    Cintas Corp.                                                           4,692            193,076
    Equifax, Inc.                                                          4,353            180,780
    Monster Worldwide, Inc.                       (a)                      4,404            217,602
    Pitney Bowes, Inc.                                                     7,584            363,046
    R.R. Donnelley & Sons Co.                                              7,375            273,612
    Robert Half International, Inc.               (b)                      5,707            232,275
    Waste Management, Inc.                                                18,352            697,009
                                                                                   ----------------
                                                                                          2,489,934
                                                                                   ----------------
    COMMUNICATIONS EQUIPMENT (2.4%)
    ADC Telecommunications, Inc.                  (a)                      4,052             65,399
    Avaya, Inc.                                   (a)                     15,446            198,172
    Ciena Corp.                                   (a)                      2,887             81,096
    Cisco Systems, Inc.                           (a)                    208,737          5,550,317
    Comverse Technology, Inc.                     (a)                      6,862            132,780
    Corning, Inc.                                 (a)                     53,694          1,118,983
    JDS Uniphase Corp.                            (a)(b)                   7,203            128,069
    Juniper Networks, Inc.                        (a)                     19,347            350,568
    Motorola, Inc.                                                        82,946          1,646,478
    QUALCOMM, Inc.                                                        56,697          2,135,209
    Tellabs, Inc.                                 (a)                     15,405            155,128
                                                                                   ----------------
                                                                                         11,562,199
                                                                                   ----------------
    COMPUTERS & PERIPHERALS (3.5%)
    Apple, Inc.                                   (a)                     29,206          2,503,830
    Dell, Inc.                                    (a)                     78,093          1,893,755
    EMC Corp.                                     (a)                     75,589          1,057,490
    Hewlett-Packard Co.                                                   94,149          4,074,769
    International Business Machines Corp.                                 51,742          5,130,219
    Lexmark International, Inc. Class A           (a)                      3,387            213,483
    NCR Corp.                                     (a)                      6,147            291,306
    Network Appliance, Inc.                       (a)                     12,699            477,482
    QLogic Corp.                                  (a)                      5,336             97,649
    SanDisk Corp.                                 (a)                      7,678            308,656
    Sun Microsystems, Inc.                        (a)                    119,944            796,428
                                                                                   ----------------
                                                                                         16,845,067
                                                                                   ----------------
    CONSTRUCTION & ENGINEERING (0.0%)             ++
    Fluor Corp.                                   (b)                      3,038            250,939
                                                                                   ----------------
    CONSTRUCTION MATERIALS (0.1%)
    Vulcan Materials Co.                                                   3,255            331,489
                                                                                   ----------------
    CONSUMER FINANCE (0.9%)
    American Express Co.                                                  41,297          2,404,311

    Capital One Financial Corp.                                           14,028          1,127,851
    SLM Corp.                                     (b)                     14,002            643,532
                                                                                   ----------------
                                                                                          4,175,694
                                                                                   ----------------
    CONTAINERS & PACKAGING (0.2%)
    Ball Corp.                                                             3,583            165,965
    Bemis Co., Inc.                                                        3,584            121,533
    Pactiv Corp.                                  (a)                      4,785            155,225
    Sealed Air Corp.                                                       2,809            185,113
    Temple-Inland, Inc.                                                    3,761            187,824
                                                                                   ----------------
                                                                                            815,660
                                                                                   ----------------
    DISTRIBUTORS (0.1%)
    Genuine Parts Co.                                                      5,857            278,325
                                                                                   ----------------
    DIVERSIFIED CONSUMER SERVICES (0.1%)
    Apollo Group, Inc. Class A                    (a)(b)                   4,789            207,843
    H&R Block, Inc.                                                       10,967            269,788
                                                                                   ----------------
                                                                                            477,631
                                                                                   ----------------
    DIVERSIFIED FINANCIAL SERVICES (5.2%)
*   Bank of America Corp.                                                154,360          8,116,249
    Chicago Mercantile Exchange Holdings, Inc.
       Class A                                                             1,165            656,244
    CIT Group, Inc.                                                        6,837            403,110
*   Citigroup, Inc.                                                      168,871          9,309,858
    JPMorgan Chase & Co.                                                 119,189          6,070,296
    Moody's Corp.                                                          8,060            576,774
                                                                                   ----------------
                                                                                         25,132,531
                                                                                   ----------------
    DIVERSIFIED TELECOMMUNICATION SERVICES
       (2.7%)
*   AT&T, Inc.                                                           215,180          8,097,223
    CenturyTel, Inc.                                                       4,005            179,584
    Citizens Communications Co.                                           11,013            161,451
    Embarq Corp.                                                           5,138            285,210
    Qwest Communications International, Inc.      (a)                     54,668            445,544
    Verizon Communications, Inc.                                         100,359          3,865,829
    Windstream Corp.                                                      16,142            240,193
                                                                                   ----------------
                                                                                         13,275,034
                                                                                   ----------------
    ELECTRIC (0.0%)                               ++
    Dynegy, Inc. Class A                          (a)                     13,210             93,131
                                                                                   ----------------
    ELECTRIC UTILITIES (1.6%)
    Allegheny Energy, Inc.                        (a)                      5,637            262,233
    American Electric Power Co., Inc.                                     13,498            587,568
    Duke Energy Corp.                                                     42,853            843,776
    Edison International                                                  11,116            499,998
    Entergy Corp.                                                          7,158            664,620
    Exelon Corp.                                                          22,924          1,375,211
    FirstEnergy Corp.                                                     10,997            652,452
    FPL Group, Inc.                                                       13,802            781,883
    Pinnacle West Capital Corp.                                            3,434            167,545
    PPL Corp.                                                             13,072            465,363
    Progress Energy, Inc.                                                  8,678            412,552
    Southern Co. (The)                                                    25,401            927,899
                                                                                   ----------------
                                                                                          7,641,100
                                                                                   ----------------

    ELECTRICAL EQUIPMENT (0.4%)
    American Power Conversion Corp.                                        5,804            178,415
    Cooper Industries, Ltd. Class A                                        3,134            286,416
    Emerson Electric Co.                                                  27,559          1,239,328
    Rockwell Automation, Inc.                                              5,867            359,119
                                                                                   ----------------
                                                                                          2,063,278
                                                                                   ----------------
    ELECTRONIC EQUIPMENT & INSTRUMENTS
       (0.2%)
    Agilent Technologies, Inc.                    (a)                     14,001            448,032
    Jabil Circuit, Inc.                                                    6,348            152,289
    Molex, Inc.                                                            4,873            143,217
    Sanmina-SCI Corp.                             (a)                     18,203             63,711
    Solectron Corp.                               (a)                     31,265            101,611
    Tektronix, Inc.                                                        2,914             82,379
                                                                                   ----------------
                                                                                            991,239
                                                                                   ----------------
    ENERGY EQUIPMENT & SERVICES (1.5%)
    Baker Hughes, Inc.                                                    10,977            757,742
    BJ Services Co.                                                       10,272            284,124
    ENSCO International, Inc.                                              5,310            270,120
    Halliburton Co.                                                       34,518          1,019,662
    Nabors Industries, Ltd.                       (a)                     10,278            311,218
    National Oilwell Varco, Inc.                  (a)                      5,958            361,293
    Noble Corp.                                                            4,689            351,441
    Rowan Cos., Inc.                                                       3,761            123,699
    Schlumberger, Ltd.                                                    40,518          2,572,488
    Smith International, Inc.                                              6,825            270,816
    Transocean, Inc.                              (a)                     10,059            778,265
    Weatherford International, Ltd.               (a)                     11,675            471,437
                                                                                   ----------------
                                                                                          7,572,305
                                                                                   ----------------
    FOOD & STAPLES RETAILING (2.0%)
    Costco Wholesale Corp.                                                15,737            884,105
    CVS Corp.                                                             28,340            953,641
    Kroger Co. (The)                                                      24,718            632,781
    Safeway, Inc.                                                         15,257            549,710
    SUPERVALU, Inc.                                                        7,100            269,658
    Sysco Corp.                                                           21,147            730,629
    Walgreen Co.                                                          34,534          1,564,390
    Wal-Mart Stores, Inc.                                                 84,564          4,032,857
    Whole Foods Market, Inc.                                               4,801            207,355
                                                                                   ----------------
                                                                                          9,825,126
                                                                                   ----------------
    FOOD PRODUCTS (1.0%)
    Archer-Daniels-Midland Co.                                            22,438            718,016
    Campbell Soup Co.                                                      7,444            286,445
    ConAgra Foods, Inc.                                                   17,437            448,305
    Dean Foods Co.                                (a)                      4,590            203,108
    General Mills, Inc.                                                   11,747            672,398
    H.J. Heinz Co.                                                        11,360            535,283
    Hershey Co. (The)                                                      5,979            305,168
    Kellogg Co.                                                            8,553            421,406
    McCormick & Co., Inc.                                                  4,542            177,320
    Sara Lee Corp.                                                        26,013            446,123
    Tyson Foods, Inc. Class A                     (b)                      8,620            153,005
    Wm. Wrigley Jr. Co.                                                    7,538            388,358
                                                                                   ----------------
                                                                                          4,754,935
                                                                                   ----------------

    GAS UTILITIES (0.1%)
    Nicor, Inc.                                                            1,549             70,480
    Peoples Energy Corp.                                                   1,337             58,226
    Questar Corp.                                                          2,966            240,839
                                                                                   ----------------
                                                                                            369,545
                                                                                   ----------------
    HEALTH CARE EQUIPMENT & SUPPLIES (1.5%)
    Bausch & Lomb, Inc.                           (b)                      1,864            103,788
    Baxter International, Inc.                                            22,535          1,119,088
    Becton, Dickinson & Co.                                                8,442            649,527
    Biomet, Inc.                                                           8,397            355,697
    Boston Scientific Corp.                       (a)                     40,291            743,369
    C.R. Bard, Inc.                               (b)                      3,540            292,121
    Hospira, Inc.                                 (a)                      5,347            196,663
    Medtronic, Inc.                                                       39,489          2,110,687
    St. Jude Medical, Inc.                        (a)                     12,071            516,156
    Stryker Corp.                                                         10,112            626,337
    Zimmer Holdings, Inc.                         (a)                      8,155            686,814
                                                                                   ----------------
                                                                                          7,400,247
                                                                                   ----------------
    HEALTH CARE PROVIDERS & SERVICES (2.2%)
    Aetna, Inc.                                                           17,930            755,929
    AmerisourceBergen Corp.                                                6,546            342,879
    Cardinal Health, Inc.                                                 13,899            992,667
    Caremark Rx, Inc.                                                     14,609            894,947
    CIGNA Corp.                                                            3,561            471,476
    Coventry Health Care, Inc.                    (a)                      5,471            282,030
    Express Scripts, Inc.                         (a)                      5,272            366,509
    Health Management Associates, Inc.
       Class A                                                             8,234            160,151
    Humana, Inc.                                  (a)                      5,662            314,241
    Laboratory Corp. of America Holdings          (a)                      4,327            317,775
    Manor Care, Inc.                                                       2,492            132,674
    McKesson Corp.                                                        10,264            572,218
    Medco Health Solutions, Inc.                  (a)                     10,055            595,357
    Patterson Cos., Inc.                          (a)                      4,721            177,557
    Quest Diagnostics, Inc.                                                5,543            290,897
    Tenet Healthcare Corp.                        (a)(b)                  16,112            113,751
    UnitedHealth Group, Inc.                                              46,224          2,415,666
    WellPoint, Inc.                               (a)                     21,297          1,669,259
                                                                                   ----------------
                                                                                         10,865,983
                                                                                   ----------------
    HEALTH CARE TECHNOLOGY (0.0%)                 ++
    IMS Health, Inc.                                                       6,880            198,557
                                                                                   ----------------
    HOTELS, RESTAURANTS & LEISURE (1.5%)
    Carnival Corp.                                (b)                     15,222            784,846
    Darden Restaurants, Inc.                                               4,988            195,230
    Harrah's Entertainment, Inc.                                           6,426            542,868
    Hilton Hotels Corp.                                                   13,225            468,033
    International Game Technology                                         11,588            503,614
    Marriott International, Inc. Class A                                  11,575            557,221
    McDonald's Corp.                                                      42,468          1,883,456
    Starbucks Corp.                               (a)                     26,018            909,069
    Starwood Hotels & Resorts Worldwide,
       Inc.                                                                7,323            458,273
    Wendy's International, Inc.                                            3,277            111,287
    Wyndham Worldwide Corp.                       (a)                      6,874            214,469
    Yum! Brands, Inc.                                                      9,116            547,051
                                                                                   ----------------
                                                                                          7,175,417
                                                                                   ----------------

    HOUSEHOLD DURABLES (0.6%)
    Black & Decker Corp.                                                   2,369            206,766
    Centex Corp.                                  (b)                      4,027            216,210
    D.R. Horton, Inc.                                                      9,299            270,229
    Fortune Brands, Inc.                          (b)                      5,251            439,614
    Harman International Industries, Inc.                                  2,248            212,593
    KB HOME                                                                2,720            147,478
    Leggett & Platt, Inc.                         (b)                      6,147            149,003
    Lennar Corp. Class A                                                   4,727            257,054
    Newell Rubbermaid, Inc.                                                9,437            278,769
    Pulte Homes, Inc.                                                      7,210            247,591
    Snap-on, Inc.                                                          2,026             97,673
    Stanley Works (The)                                                    2,801            160,385
    Whirlpool Corp.                               (b)                      2,677            244,758
                                                                                   ----------------
                                                                                          2,928,123
                                                                                   ----------------
    HOUSEHOLD PRODUCTS (2.0%)
    Clorox Co. (The)                                                       5,182            339,006
    Colgate-Palmolive Co.                                                 17,632          1,204,266
    Kimberly-Clark Corp.                                                  15,753          1,093,258
*   Procter & Gamble Co. (The)                                           108,903          7,064,538
                                                                                   ----------------
                                                                                          9,701,068
                                                                                   ----------------
    INDEPENDENT POWER PRODUCERS & ENERGY
       TRADERS (0.4%)
    AES Corp. (The)                               (a)                     22,594            469,729
    Constellation Energy Group, Inc.                                       6,151            446,255
    TXU Corp.                                                             15,800            854,464
                                                                                   ----------------
                                                                                          1,770,448
                                                                                   ----------------
    INDUSTRIAL CONGLOMERATES (3.5%)
    3M Co.                                                                25,298          1,879,641
*   General Electric Co.                                                 354,244         12,770,496
    Textron, Inc.                                                          4,283            399,047
    Tyco International, Ltd.                                              68,244          2,175,619
                                                                                   ----------------
                                                                                         17,224,803
                                                                                   ----------------
    INSURANCE (4.3%)
    ACE, Ltd.                                                             11,158            644,709
    AFLAC, Inc.                                                           16,948            806,894
    Allstate Corp. (The)                                                  21,544          1,296,087
    Ambac Financial Group, Inc.                                            3,670            323,327
    American International Group, Inc.                                    89,357          6,116,487
    Aon Corp.                                                             10,781            386,607
    Chubb Corp. (The)                                                     14,018            729,497
    Cincinnati Financial Corp.                                             5,942            265,845
    Genworth Financial, Inc. Class A                                      15,174            529,573
    Hartford Financial Services Group, Inc.
       (The)                                                              10,860          1,030,723
    Lincoln National Corp.                                                 9,877            663,142
    Loews Corp.                                                           15,665            680,801
    Marsh & McLennan Cos., Inc.                                           18,809            554,866
    MBIA, Inc.                                                             4,681            336,236
    MetLife, Inc.                                                         26,167          1,625,494
    Principal Financial Group, Inc.                                        9,241            569,338
    Progressive Corp. (The)                                               26,084            604,888
    Prudential Financial, Inc.                                            16,375          1,459,504

    SAFECO Corp.                                                           3,671            234,981
    St. Paul Travelers Cos., Inc. (The)                                   23,655          1,202,857
    Torchmark Corp.                                                        3,418            222,136
    UnumProvident Corp.                           (b)                     11,655            256,410
    XL Capital, Ltd. Class A                                               6,182            426,558
                                                                                   ----------------
                                                                                         20,966,960
                                                                                   ----------------
    INTERNET & CATALOG RETAIL (0.1%)
    Amazon.com, Inc.                              (a)(b)                  10,736            404,425
    IAC/InterActiveCorp.                          (a)                      7,632            293,069
                                                                                   ----------------
                                                                                            697,494
                                                                                   ----------------
    INTERNET SOFTWARE & SERVICES (1.3%)
    eBay, Inc.                                    (a)                     39,742          1,287,243
    Google, Inc. Class A                          (a)                      7,373          3,696,085
    VeriSign, Inc.                                (a)                      8,320            198,848
    Yahoo!, Inc.                                  (a)                     42,035          1,190,011
                                                                                   ----------------
                                                                                          6,372,187
                                                                                   ----------------
    IT SERVICES (1.0%)
    Affiliated Computer Services, Inc.
       Class A                                    (a)                      4,093            200,516
    Automatic Data Processing, Inc.                                       19,028            908,016
    Cognizant Technology Solutions Corp.          (a)                      4,849            413,571
    Computer Sciences Corp.                       (a)                      5,883            308,622
    Convergys Corp.                               (a)                      4,709            122,622
    Electronic Data Systems Corp.                                         17,691            465,450
    Fidelity National Information Services,
       Inc.                                                                5,571            236,879
    First Data Corp.                                                      26,153            650,164
    Fiserv, Inc.                                  (a)                      5,917            311,057
    Paychex, Inc.                                                         11,577            463,196
    Sabre Holdings Corp. Class A                                           4,547            146,914
    Unisys Corp.                                  (a)                     11,798            101,699
    Western Union Co. (The)                                               26,151            584,213
                                                                                   ----------------
                                                                                          4,912,919
                                                                                   ----------------
    LEISURE EQUIPMENT & PRODUCTS (0.2%)
    Brunswick Corp.                                                        3,136            106,969
    Eastman Kodak Co.                                                      9,781            252,937
    Hasbro, Inc.                                                           5,624            159,722
    Mattel, Inc.                                                          12,906            314,390
                                                                                   ----------------
                                                                                            834,018
                                                                                   ----------------
    LIFE SCIENCES TOOLS & SERVICES (0.3%)
    Applera Corp.-Applied BioSystems Group                                 6,236            216,763
    Millipore Corp.                               (a)                      1,862            127,510
    PerkinElmer, Inc.                                                      4,270            101,925
    Thermo Fisher Scientific, Inc.                (a)                     13,913            665,737
    Waters Corp.                                  (a)                      3,545            200,966
                                                                                   ----------------
                                                                                          1,312,901
                                                                                   ----------------
    MACHINERY (1.4%)
    Caterpillar, Inc.                                                     22,281          1,427,544
    Cummins, Inc.                                                          1,777            239,113
    Danaher Corp.                                                          8,181            605,885
    Deere & Co.                                                            7,969            799,131
    Dover Corp.                                                            6,931            343,778
    Eaton Corp.                                                            5,151            403,581
    Illinois Tool Works, Inc.                                             14,369            732,675

    Ingersoll-Rand Co. Class A                                            10,530            451,526
    ITT Corp.                                                              6,343            378,360
    PACCAR, Inc.                                  (b)                      8,568            572,942
    Pall Corp.                                                             4,268            148,356
    Parker Hannifin Corp.                                                  4,029            333,440
    Terex Corp.                                   (a)                      3,505            199,399
                                                                                   ----------------
                                                                                          6,635,730
                                                                                   ----------------
    MEDIA (3.4%)
    CBS Corp. Class B                                                     26,744            833,610
    Clear Channel Communications, Inc.                                    16,948            615,551
    Comcast Corp. Class A                         (a)                     71,388          3,163,916
    DIRECTV Group, Inc. (The)                     (a)                     26,302            641,506
    Dow Jones & Co., Inc.                         (b)                      2,242             84,546
    E.W. Scripps Co. (The) Class A                                         2,818            137,603
    Gannett Co., Inc.                                                      8,111            471,574
    Interpublic Group of Cos., Inc.               (a)(b)                  15,404            202,717
    McGraw-Hill Cos., Inc. (The)                                          12,177            816,833
    Meredith Corp.                                                         1,288             75,940
    New York Times Co. (The) Class A              (b)                      4,943            114,134
    News Corp. Class A                                                    80,298          1,866,929
    Omnicom Group, Inc.                                                    5,838            614,158
    Time Warner, Inc.                                                    136,974          2,995,621
    Tribune Co.                                                            6,524            199,243
    Univision Communications, Inc. Class A        (a)                      8,593            306,856
    Viacom, Inc. Class B                          (a)                     24,034            977,463
    Walt Disney Co. (The)                                                 71,005          2,497,246
                                                                                   ----------------
                                                                                         16,615,446
                                                                                   ----------------
    METALS & MINING (0.9%)
    Alcoa, Inc.                                                           29,646            957,566
    Allegheny Technologies, Inc.                                           3,433            355,281
    Freeport-McMoRan Copper & Gold, Inc.
       Class B                                                             6,750            388,193
    Newmont Mining Corp.                                                  15,400            694,540
    Nucor Corp.                                                           10,378            669,796
    Phelps Dodge Corp.                                                     7,033            869,279
    United States Steel Corp.                                              4,034            336,799
                                                                                   ----------------
                                                                                          4,271,454
                                                                                   ----------------
    MULTILINE RETAIL (1.1%)
    Big Lots, Inc.                                (a)                      3,668             95,111
    Dillard's, Inc. Class A                                                2,060             70,740
    Dollar General Corp.                                                  10,675            180,835
    Family Dollar Stores, Inc.                                             5,159            167,152
    Federated Department Stores, Inc.                                     18,002            746,903
    J.C. Penney Co., Inc.                                                  7,707            626,117
    Kohl's Corp.                                  (a)                     11,257            798,234
    Nordstrom, Inc.                                                        7,782            433,535
    Sears Holdings Corp.                          (a)                      2,892            510,872
    Target Corp.                                                          29,410          1,804,598
                                                                                   ----------------
                                                                                          5,434,097
                                                                                   ----------------
    MULTI-UTILITIES (1.0%)
    Ameren Corp.                                  (b)                      7,008            372,195
    CenterPoint Energy, Inc.                                              10,636            183,577
    CMS Energy Corp.                              (a)(b)                   7,581            126,527
    Consolidated Edison, Inc.                     (b)                      8,839            426,747

    Dominion Resources, Inc.                                              12,112          1,004,812
    DTE Energy Co.                                                         6,124            283,970
    KeySpan Corp.                                                          6,024            245,779
    NiSource, Inc.                                                         9,355            222,649
    PG&E Corp.                                                            11,915            556,192
    Public Service Enterprise Group, Inc.                                  8,701            583,228
    Sempra Energy                                                          8,953            513,723
    TECO Energy, Inc.                                                      7,175            121,688
    Xcel Energy, Inc.                                                     13,907            324,450
                                                                                   ----------------
                                                                                          4,965,537
                                                                                   ----------------
    OFFICE ELECTRONICS (0.1%)
    Xerox Corp.                                   (a)                     33,515            576,458
                                                                                   ----------------
    OIL, GAS & CONSUMABLE FUELS (7.3%)
    Anadarko Petroleum Corp.                                              15,688            686,350
    Apache Corp.                                                          11,297            824,342
    Chesapeake Energy Corp.                       (b)                     14,295            423,275
    Chevron Corp.                                                         74,902          5,458,858
    ConocoPhillips                                                        56,565          3,756,482
    CONSOL Energy, Inc.                                                    6,296            216,771
    Devon Energy Corp.                                                    15,227          1,067,260
    El Paso Corp.                                 (b)                     24,251            376,375
    EOG Resources, Inc.                                                    8,367            578,411
*   ExxonMobil Corp.                                                     200,411         14,850,455
    Hess Corp.                                                             9,306            502,431
    Kinder Morgan, Inc.                                                    3,732            395,592
    Marathon Oil Corp.                                                    12,073          1,090,675
    Murphy Oil Corp.                                                       6,432            319,735
    Occidental Petroleum Corp.                                            29,641          1,374,157
    Peabody Energy Corp.                                                   9,074            370,491
    Spectra Energy Corp.                          (a)(b)                  21,427            559,673
    Sunoco, Inc.                                                           4,192            264,641
    Valero Energy Corp.                                                   20,695          1,123,325
    Williams Cos., Inc. (The)                                             20,330            548,707
    XTO Energy, Inc.                                                      12,491            630,421
                                                                                   ----------------
                                                                                         35,418,427
                                                                                   ----------------
    PAPER & FOREST PRODUCTS (0.3%)
    International Paper Co.                                               15,525            523,192
    MeadWestvaco Corp.                                                     6,239            188,043
    Weyerhaeuser Co.                                                       8,114            608,550
                                                                                   ----------------
                                                                                          1,319,785
                                                                                   ----------------
    PERSONAL PRODUCTS (0.1%)
    Avon Products, Inc.                                                   15,358            528,162
    Estee Lauder Cos., Inc. (The) Class A                                  4,444            211,090
                                                                                   ----------------
                                                                                            739,252
                                                                                   ----------------
    PHARMACEUTICALS (5.8%)
    Abbott Laboratories                                                   52,650          2,790,450
    Allergan, Inc.                                                         5,319            620,780
    Barr Pharmaceuticals, Inc.                    (a)                      3,626            194,064
    Bristol-Myers Squibb Co.                                              67,607          1,946,406
    Eli Lilly & Co.                                                       33,808          1,829,689
    Forest Laboratories, Inc.                     (a)                     10,888            610,926
*   Johnson & Johnson                                                     99,680          6,658,624
    King Pharmaceuticals, Inc.                    (a)                      8,341            148,970

    Merck & Co., Inc.                                                     74,635          3,339,916
    Mylan Laboratories, Inc.                                               7,241            160,316
*   Pfizer, Inc.                                                         247,831          6,503,085
    Schering-Plough Corp.                                                 50,926          1,273,150
    Watson Pharmaceuticals, Inc.                  (a)                      3,532             96,141
    Wyeth                                                                 46,270          2,286,201
                                                                                   ----------------
                                                                                         28,458,718
                                                                                   ----------------
    REAL ESTATE INVESTMENT TRUSTS (1.2%)
    Apartment Investment & Management Co.
       Class A                                                             3,361            210,499
    Archstone-Smith Trust                         (b)                      7,506            474,454
    AvalonBay Communities, Inc.                                            2,695            399,830
    Boston Properties, Inc.                                                4,050            510,665
    Equity Office Properties Trust                                        11,941            663,323
    Equity Residential                                                     9,941            559,479
    Kimco Realty Corp.                            (b)                      7,803            387,029
    Plum Creek Timber Co., Inc.                                            6,098            245,445
    ProLogis                                                               8,358            543,270
    Public Storage, Inc.                                                   4,247            461,904
    Simon Property Group, Inc.                                             7,586            867,763
    Vornado Realty Trust                                                   4,474            547,394
                                                                                   ----------------
                                                                                          5,871,055
                                                                                   ----------------
    REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
    CB Richard Ellis Group, Inc. Class A          (a)                      6,282            236,266
    Realogy Corp.                                 (a)                      7,323            218,958
                                                                                   ----------------
                                                                                            455,224
                                                                                   ----------------
    ROAD & RAIL (0.7%)
    Burlington Northern Santa Fe Corp.                                    12,320            990,035
    CSX Corp.                                                             14,908            548,465
    Norfolk Southern Corp.                                                13,606            675,538
    Ryder System, Inc.                                                     2,163            117,970
    Union Pacific Corp.                                                    9,316            940,916
                                                                                   ----------------
                                                                                          3,272,924
                                                                                   ----------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
       (2.2%)
    Advanced Micro Devices, Inc.                  (a)                     18,559            288,592
    Altera Corp.                                  (a)                     12,313            246,876
    Analog Devices, Inc.                                                  11,697            383,077
    Applied Materials, Inc.                                               47,462            841,501
    Broadcom Corp. Class A                        (a)                     16,025            511,518
    Intel Corp.                                                          198,184          4,153,937
    KLA-Tencor Corp.                                                       6,774            333,484
    Linear Technology Corp.                                               10,278            318,104
    LSI Logic Corp.                               (a)                     13,635            128,169
    Maxim Integrated Products, Inc.                                       10,944            337,075
    Micron Technology, Inc.                       (a)                     25,867            334,978
    National Semiconductor Corp.                  (b)                      9,872            228,339
    Novellus Systems, Inc.                        (a)                      4,224            130,226
    NVIDIA Corp.                                  (a)                     12,234            374,972
    PMC-Sierra, Inc.                              (a)                      7,210             45,423
    Teradyne, Inc.                                (a)                      6,788            101,141
    Texas Instruments, Inc.                                               50,905          1,587,727
    Xilinx, Inc.                                  (b)                     11,749            285,501
                                                                                   ----------------
                                                                                         10,630,640
                                                                                   ----------------

    SOFTWARE (3.1%)
    Adobe Systems, Inc.                           (a)                     19,995            777,206
    Autodesk, Inc.                                (a)                      7,968            348,361
    BMC Software, Inc.                            (a)                      7,048            242,381
    CA, Inc.                                                              14,096            346,057
    Citrix Systems, Inc.                          (a)                      6,311            199,869
    Compuware Corp.                               (a)                     12,819            114,986
    Electronic Arts, Inc.                         (a)                     10,638            531,900
    Intuit, Inc.                                  (a)                     12,006            377,589
*   Microsoft Corp.                                                      297,287          9,174,277
    Novell, Inc.                                  (a)                     11,629             84,310
    Oracle Corp.                                  (a)                    137,237          2,354,987
    Symantec Corp.                                (a)                     32,168            569,695
                                                                                   ----------------
                                                                                         15,121,618
                                                                                   ----------------
    SPECIALTY RETAIL (1.8%)
    AutoNation, Inc.                              (a)                      5,240            117,638
    AutoZone, Inc.                                (a)                      1,771            222,491
    Bed Bath & Beyond, Inc.                       (a)(b)                   9,700            409,243
    Best Buy Co., Inc.                                                    13,888            699,955
    Circuit City Stores, Inc.                                              4,840             98,784
    Gap, Inc. (The)                                                       18,060            346,210
    Home Depot, Inc. (The)                                                70,042          2,853,511
    Limited Brands, Inc.                                                  11,560            322,986
    Lowe's Cos., Inc.                             (b)                     52,265          1,761,853
    Office Depot, Inc.                            (a)                      9,696            362,533
    OfficeMax, Inc.                                                        2,508            121,111
    RadioShack Corp.                              (b)                      4,562            100,820
    Sherwin-Williams Co. (The)                                             3,888            268,661
    Staples, Inc.                                                         24,863            639,476
    Tiffany & Co.                                                          4,762            186,956
    TJX Cos., Inc. (The)                                                  15,645            462,623
                                                                                   ----------------
                                                                                          8,974,851
                                                                                   ----------------
    TEXTILES, APPAREL & LUXURY GOODS (0.3%)
    Coach, Inc.                                   (a)                     12,534            574,809
    Jones Apparel Group, Inc.                                              3,853            131,618
    Liz Claiborne, Inc.                                                    3,488            154,867
    NIKE, Inc. Class B                                                     6,441            636,435
    VF Corp.                                                               3,121            236,790
                                                                                   ----------------
                                                                                          1,734,519
                                                                                   ----------------
    THRIFTS & MORTGAGE FINANCE (1.3%)
    Countrywide Financial Corp.                                           21,259            924,341
    Fannie Mae                                                            33,471          1,892,116
    Freddie Mac                                                           23,806          1,545,724
    MGIC Investment Corp.                                                  2,932            180,963
    Sovereign Bancorp, Inc.                       (b)                     12,251            301,987
    Washington Mutual, Inc.                       (b)                     32,454          1,447,124
                                                                                   ----------------
                                                                                          6,292,255
                                                                                   ----------------
    TOBACCO (1.4%)
*   Altria Group, Inc.                                                    72,044          6,295,925
    Reynolds American, Inc.                                                5,880            379,260
    UST, Inc.                                                              5,494            315,575
                                                                                   ----------------
                                                                                          6,990,760
                                                                                   ----------------

    TRADING COMPANIES & DISTRIBUTORS (0.0%)       ++
    W.W. Grainger, Inc.                                                    2,474            192,106
                                                                                   ----------------
    WIRELESS TELECOMMUNICATION SERVICES
       (0.5%)
    ALLTEL Corp.                                                          12,856            787,944
    Sprint Nextel Corp.                                                   99,328          1,771,018
                                                                                   ----------------
                                                                                          2,558,962
                                                                                   ----------------
    Total Common Stocks
       (Cost $222,950,835)                                                              443,711,842(i)
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    SHORT-TERM INVESTMENTS (11.8%)

    COMMERCIAL PAPER (8.1%)
    American Honda Finance
       5.22%, due 2/23/07                                        $     4,800,000          4,784,688
    CAFCO LLC
       5.287%, due 3/6/07                         (c)                    249,072            249,072
    Charta LLC
       5.299%, due 3/23/07                        (c)                    325,910            325,910
    Clipper Receivables Corp.
       5.281%, due 2/13/07                        (c)                    249,072            249,072
    Commonwealth Bank of Australia
       (Delaware) Finance, Inc.
       5.282%, due 2/28/07                        (c)                    574,484            574,484
    Fairway Finance Corp.
       5.292%, due 2/21/07                        (c)                    249,072            249,072
    Falcon Asset Securitization Corp.
       5.286%, due 2/13/07                        (c)                    249,072            249,072
    FPL Fuels, Inc.
       5.23%, due 2/28/07                                             13,000,000         12,949,008
    Greyhawk Funding LLC
       5.285%, due 2/7/07                         (c)                    249,072            249,072
    Jupiter Securitization Corp.
       5.282%, due 2/9/07                         (c)                    249,072            249,072
    Liberty Street Funding Co.
       5.285%, due 3/2/07                         (c)                    332,096            332,096
    Merrill Lynch
       5.21%, due 3/20/07                                             17,800,000         17,678,925
    Old Line Funding LLC
       5.282%, due 2/15/07                        (c)                    249,072            249,072
    Park Avenue Receivables Corp.
       5.286%, due 2/27/07                        (c)                    166,048            166,048
    Sheffield Receivables Corp.
       5.293%, due 2/15/07                        (c)                    290,584            290,584
    Variable Funding Capital Co.
       5.272%, due 2/6/07                         (c)                    249,072            249,072
    Yorktown Capital LLC
       5.276%, due 2/8/07                         (c)                    249,072            249,072
                                                                                   ----------------
    Total Commercial Paper
       (Cost $39,343,391)                                                                39,343,391
                                                                                   ----------------

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    INVESTMENT COMPANY (0.4%)
    BGI Institutional Money Market Fund           (c)                  1,996,445          1,996,445
                                                                                   ----------------

    Total Investment Company
       (Cost $1,996,445)                                                                  1,996,445
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    REPURCHASE AGREEMENT (0.1%)
    Morgan Stanley & Co. 5.42%, dated 1/31/07
       due 2/1/07 Proceeds at Maturity $415,182
       (Collateralized by various Corporate
       Bonds, with rates between 5.19% - 8.60%
       and maturity dates between 5/19/10 -
       12/29/49, with a Principal Amount of
       $432,805 and a Market Value of $430,140)   (c)            $       415,120            415,120
                                                                                   ----------------
    Total Repurchase Agreement
       (Cost $415,120)                                                                      415,120
                                                                                   ----------------
    TIME DEPOSITS (1.6%)
    Banco Bilbao Vizcaya Argentaria S.A.
       5.305%, due 4/26/07                        (c)                    664,193            664,193
    Bank of America Corp.
       5.27%, due 3/20/07                         (c) (d)                913,265            913,265
    BNP Paribas
       5.26%, due 2/8/07                          (c)                    581,169            581,169
    Calyon
       5.31%, due 2/12/07                         (c)                    664,193            664,193
    Citigroup, Inc.
       5.325%, due 3/22/07                        (c)                    581,169            581,169
    Lloyds TSB Bank PLC
       5.29%, due 2/21/07                         (c)                    664,193            664,193
    National Australia Bank, Ltd.
       5.28%, due 2/1/07                          (c)                  1,411,409          1,411,409
    Rabobank Nederland
       5.29%, due 3/6/07                          (c)                    664,193            664,193
    Skandinaviska Enskilda Banken AB
       5.28%, due 2/23/07                         (c)                    913,265            913,265
    Standard Chartered Bank
       5.28%, due 2/9/07                          (c)                    664,193            664,193
                                                                                   ----------------
    Total Time Deposits
       (Cost $7,721,242)                                                                  7,721,242
                                                                                   ----------------
    U.S. GOVERNMENT (1.6%)
    United States Treasury Bills
       4.902%, due 4/5/07                         (e)                  2,000,000          1,982,570
       4.905%, due 4/12/07                                             6,000,000          5,941,956
                                                                                   ----------------
    Total U.S. Government
       (Cost $7,924,531)                                                                  7,924,526
                                                                                   ----------------
    Total Short-Term Investments
       (Cost $57,400,729)                                                                57,400,724
                                                                                   ----------------
    Total Investments
       (Cost $280,351,564)                        (f)                      102.8%       501,112,566(g)
    Liabilities in Excess of
       Cash and Other Assets                                                (2.8)       (13,750,995)
                                                                 ---------------   ----------------

    Net Assets                                                             100.0%   $   487,361,571
                                                                 ===============   ================

                                                                    CONTRACTS         UNREALIZED
                                                                       LONG         APPRECIATION(h)
                                                                 ---------------   ----------------
    FUTURES CONTRACTS (0.0%)                      ++

    Standard & Poor's 500 Index
       Mini March 2007                                                       610   $         94,950
                                                                                   ----------------
    Total Futures Contracts
       (Settlement Value $44,011,500)             (i)                              $         94,950
                                                                                   ================

+    Percentages indicated are based on Fund net assets.

++   Less than one tenth of a percent.

* Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

+++ Fifty percent of the Fund's assets are maintained to cover "senior securities transactions" which may include, but are not limited to, forwards, TBA's, options and futures. This percentage is marked-to-market daily against the value of the Fund's "senior securities" holdings to ensure proper coverage for these transactions.

(a)  Non-income producing security.

(b)  Represents a security, or a portion thereof, which is out on loan.

(c) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)  Floating rate. Rate shown is the rate in effect at January 31, 2007.

(e)  Segregated as collateral for futures contracts.

(f)  The cost for federal income tax purposes is $289,486,508.

(g) At January 31, 2007 net unrealized appreciation was $211,626,058, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $229,303,830 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $17,677,772.

(h) Represents the difference between the value of the contracts at the time they were opened and the value at January 31, 2007.

(i) The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 100.1% of net assets.

MAINSTAY GLOBAL HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS                              January 31, 2007 unaudited

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    LONG-TERM BONDS (95.1%)                       +

    BRADY BONDS (2.0%)                            (a)

    PERU (1.8%)
    Republic of Peru
       Series 20 year
       5.00%, due 3/7/17                          (b)            $     3,931,200   $      3,913,510
                                                                                   ----------------
    VIETNAM (0.2%)
    Socialist Republic of Vietnam
       Series 30 year
       3.75%, due 3/12/28
       4.00%, beginning 3/1/07                                           500,000            426,632
                                                                                   ----------------
    Total Brady Bonds
       (Cost $3,848,440)                                                                  4,340,142
                                                                                   ----------------
    CORPORATE BONDS (22.5%)

    ARGENTINA (0.6%)
    Loma Negra Compania Industrial Argentina
       S.A.
       7.25%, due 3/15/13                         (c)                    300,000            295,200
    Telecom Personal S.A.
       9.25%, due 12/22/10                        (c)                  1,000,000          1,050,000
                                                                                   ----------------
                                                                                          1,345,200
                                                                                   ----------------
    BAHAMAS (0.2%)
    Ultrapetrol, Ltd.
       9.00%, due 11/24/14                                               450,000            444,375
                                                                                   ----------------
    BERMUDA (1.2%)
    AES China Generating Co., Ltd.
       8.25%, due 6/26/10                                                550,000            549,898
    Asia Aluminum Holdings, Ltd.
       8.00%, due 12/23/11                        (c)                    500,000            498,125
       Series Reg S
       8.00%, due 12/23/11                                               985,000            982,537
    Hopson Development Holdings, Ltd.
       8.125%, due 11/9/12                        (c)                    400,000            403,000
    Shanghai Real Estate, Ltd.
       8.625%, due 4/24/13                                               250,000            245,186
                                                                                   ----------------
                                                                                          2,678,746
                                                                                   ----------------
    BRAZIL (2.4%)
    Braskem S.A.
       9.375%, due 6/1/15                         (c)                    150,000            170,344
       Series Reg S
       9.375%, due 6/1/15                                                800,000            908,500
    Caue Finance, Ltd.
       8.875%, due 8/1/15                         (c)                    750,000            842,812
    Companhia Brasileira de Bebidas

       10.50%, due 12/15/11                                              125,000            149,375
    Companhia de Saneamento Basico do Estado de
       Sao Paulo
       7.50%, due 11/3/16                         (c)(d)                 630,000            664,650
    Cosan S.A. Industria e Comercio
       8.25%, due 5/15/49                         (c)                  1,000,000            985,000
    Gol Finance
       Series Reg S
       8.75%, due 4/29/49                         (c)                    700,000            682,500
    ISA Capital do Brasil S.A.
       8.80%, due 1/30/17                         (c)                    350,000            359,975
    JBS S.A.
       10.50%, due 8/4/16                         (c)                    300,000            324,750
                                                                                   ----------------
                                                                                          5,087,906
                                                                                   ----------------

    CAYMAN ISLANDS (1.7%)
    Banco Mercantil del Norte S.A.
       Series Reg S
       5.875%, due 2/17/14                                               400,000            401,500
    Cosan Finance, Ltd.
       7.00%, due 2/1/17                          (c)                    600,000            588,000
    Shimao Property Holdings, Ltd.
       8.00%, due 12/1/16                         (c)                    100,000            101,000
    Vale Overseas, Ltd.
       6.25%, due 1/11/16                                                650,000            653,318
       6.25%, due 1/23/17                                              1,430,000          1,432,688
       6.875%, due 11/21/36                                              205,000            208,641
       8.25%, due 1/17/34                                                190,000            225,558
                                                                                   ----------------
                                                                                          3,610,705
                                                                                   ----------------
    CHILE (0.3%)
    AES Gener S.A.
       7.50%, due 3/25/14                         (d)                    550,000            583,399
                                                                                   ----------------
    COLOMBIA (0.3%)
    AES Chivor S.A. E.S.P.
       9.75%, due 12/30/14                        (c)                    500,000            560,000
                                                                                   ----------------
    GERMANY (0.5%)
    Kyivstar GSM
       7.75%, due 4/27/12                         (c)                    400,000            414,360
       10.375%, due 8/17/09                       (c)                    580,000            633,650
                                                                                   ----------------
                                                                                          1,048,010
                                                                                   ----------------
    HONG KONG (0.3%)
    Panva Gas Holdings, Ltd.
       8.25%, due 9/23/11                                                500,000            533,747
                                                                                   ----------------
    LUXEMBOURG (5.6%)
    Evraz Group S.A.
       8.25%, due 11/10/15                        (c)                    865,000            878,840
    Gazprom International S.A.
       7.201%, due 2/1/20                         (c)                  2,445,000          2,557,470
       7.201%, due 2/1/20                                              3,635,000          3,776,038
    Norilsk Nickel Finance Luxembourg S.A.
       7.125%, due 9/30/09                                               700,000            716,940
    OJSC Russian Agricultural Bank
       7.175%, due 5/16/13                        (c)                    300,000            312,300
    OJSC Vimpel Communications
       8.25%, due 5/23/16                         (c)                    900,000            948,420

       8.25%, due 5/23/16                                                500,000            528,325
    Tengizchevroil Finance Co. S.A.R.L.
       6.124%, due 11/15/14                       (c)                    320,000            317,664
    TNK-BP Finance S.A.
       7.50%, due 7/18/16                         (c)                  1,880,000          1,963,096
                                                                                   ----------------
                                                                                         11,999,093
                                                                                   ----------------
    MEXICO (1.7%)
    America Movil S.A. de C.V.
       5.50%, due 3/1/14                                                 400,000            389,846
       Series Reg S
       8.46%, due 12/18/36                        (c)            MXN   8,000,000            710,037
    Controladora Mabe S.A. de C.V.
       6.50%, due 12/15/15                        (c)            $       250,000            247,500
    Desarrolladora Homex S.A. de C.V.
       7.50%, due 9/28/15                                                100,000            101,800
    Grupo Gigante S.A. de C.V.
       8.75%, due 4/13/16                         (c)(d)               1,200,000          1,225,800
    Grupo Transportacion Ferroviaria Mexicana
       S.A. de C.V.
       12.50%, due 6/15/12                                               640,000            691,200
    Monterrey Power S.A. de C.V.
       9.625%, due 11/15/09                       (c)                    160,613            175,470
                                                                                   ----------------
                                                                                          3,541,653
                                                                                   ----------------
    NETHERLANDS (1.3%)
    Electricidad de Caracas Finance B.V.
       10.25%, due 10/15/14                       (c)                    200,000            198,000
    Excelcomindo Finance Co. B.V.
       7.125%, due 1/18/13                        (c)                    300,000            300,375
    Indosat Finance Co. B.V.
       7.125%, due 6/22/12                        (c)                    250,000            251,250
    Intergas Finance B.V.
       6.875%, due 11/4/11                        (c)                    570,000            584,820
    Majapahit Holdings B.V.
       7.75%, due 10/17/16                        (c)                    100,000            104,750
    Paiton Energy Funding B.V.
       9.34%, due 2/15/14                         (c)                    500,000            527,500
       Series Reg S
       9.34%, due 2/15/14                                                550,000            580,250
    TuranAlem Finance B.V.
       7.75%, due 4/25/13                         (c)                    300,000            299,250
                                                                                   ----------------
                                                                                          2,846,195
                                                                                   ----------------
    PANAMA (0.1%)
    AES El Salvador Trust
       6.75%, due 2/1/16                          (c)                    300,000            297,928
                                                                                   ----------------
    PHILIPPINES (0.5%)
    National Power Corp.
       6.875%, due 11/2/16                        (c)                    300,000            303,750
    Philippine Long Distance Telephone Co.
       8.35%, due 3/6/17                                                  70,000             78,750
       11.375%, due 5/15/12                                              550,000            673,750
                                                                                   ----------------
                                                                                          1,056,250
                                                                                   ----------------
    RUSSIA (1.5%)
    OAO Gazprom
       9.625%, due 3/1/13                         (c)                  1,720,000          2,021,000
    Siberian Oil Co.

       Series Reg S
       10.75%, due 1/15/09                                             1,195,000          1,299,204
                                                                                   ----------------
                                                                                          3,320,204
                                                                                   ----------------
    SOUTH KOREA (0.2%)
    C&M Finance, Ltd.
       8.10%, due 2/1/16                          (c)                    500,000            511,875
                                                                                   ----------------
    UNITED STATES (4.1%)
    K. Hovnanian Enterprises, Inc.
       8.625%, due 1/15/17                        (d)                    500,000            527,500
    Pemex Project Funding Master Trust
       5.75%, due 12/15/15                                             3,100,000          3,022,500
       7.375%, due 12/15/14                                            2,960,000          3,204,200
    Southern Copper Corp.
       7.50%, due 7/27/35                                              1,900,000          2,022,662
                                                                                   ----------------
                                                                                          8,776,862
                                                                                   ----------------
    Total Corporate Bonds
       (Cost $47,066,102)                                                                48,242,148
                                                                                   ----------------
    GOVERNMENTS & FEDERAL AGENCIES (70.1%)

    ARGENTINA (7.2%)
    Republic of Argentina
       (zero coupon), due 12/15/35                (e)            ARS   8,961,424            341,731
       0.624%, due 12/15/35                       (e)            $    20,269,323          2,772,843
       1.33%, due 12/31/38
       2.50%, beginning 3/1/09, 3.75%, beginning
       3/1/19, 5.25%, beginning 3/1/29            (d)                  1,000,000            535,500
       5.59%, due 8/3/12                          (f)                  2,040,000          1,940,713
       5.83%, due 12/31/33                                       ARS   3,300,941          1,633,209
*      8.28%, due 12/31/33                        (d)            $     7,129,824          8,188,603
                                                                                   ----------------
                                                                                         15,412,599
                                                                                   ----------------
    BRAZIL (15.9%)
    Federal Republic of Brazil
*      8.00%, due 1/15/18                                              4,951,000          5,473,330
*      8.25%, due 1/20/34                                              9,885,000         11,773,035
       Series B
       8.875%, due 4/15/24                                             1,475,000          1,821,625
       9.25%, due 10/22/10                                             1,160,000          1,305,000
       9.375%, due 4/7/08                                              2,425,000          2,531,700
       10.125%, due 5/15/27                                            1,500,000          2,101,500
       10.50%, due 7/14/14                                             1,230,000          1,549,800
       11.00%, due 1/11/12                                             2,500,000          3,053,750
       11.50%, due 3/12/08                                             1,360,000          1,449,080
       12.25%, due 3/6/30                                              1,140,000          1,886,700
       14.50%, due 10/15/09                                              900,000          1,101,600
                                                                                   ----------------
                                                                                         34,047,120
                                                                                   ----------------
    COLOMBIA (4.3%)
    Republic of Colombia
       7.175%, due 11/16/15                       (e)                    500,000            526,000
       8.125%, due 5/21/24                                             2,830,000          3,212,050
       10.00%, due 1/23/12                                             1,960,000          2,288,300
       10.375%, due 1/28/33                                              500,000            707,000
       11.75%, due 2/25/20                                               430,000            619,200
       12.00%, due 10/22/15                                      CP3,600,000,000          1,846,645
                                                                                   ----------------

                                                                                          9,199,195
                                                                                   ----------------
    COSTA RICA (0.2%)
    Republic of Costa Rica
       Series Reg S
       8.11%, due 2/1/12                                         $       500,000            543,750
                                                                                   ----------------
    DOMINICAN REPUBLIC (0.6%)
    Dominican Republic
       9.04%, due 1/23/18                         (c)                    655,786            750,875
       Series Reg S
       9.04%, due 1/23/18                                                546,488            625,729
                                                                                   ----------------
                                                                                          1,376,604
                                                                                   ----------------
    EGYPT (1.1%)
    Republic of Egypt
       (zero coupon), due 3/13/07                                EGP   3,000,000            521,406
       Series 364
       (zero coupon), due 3/6/07                                       6,250,000          1,088,215
       (zero coupon), due 1/15/08                                      4,400,000            706,186
                                                                                   ----------------
                                                                                          2,315,807
                                                                                   ----------------
    EL SALVADOR (0.2%)
    Republic of El Salvador
       7.75%, due 1/24/23                         (c)            $       100,000            113,400
       Series Reg S
       7.75%, due 1/24/23                                                100,000            113,400
       8.25%, due 4/10/32                         (c)                    250,000            297,125
                                                                                   ----------------
                                                                                            523,925
                                                                                   ----------------
    INDONESIA (1.1%)
    Republic of Indonesia
       6.875%, due 3/9/17                         (c)                  1,100,000          1,152,250
       7.25%, due 4/20/15                         (c)                    550,000            587,125
       Series Reg S
       7.25%, due 4/20/15                                                500,000            537,188
                                                                                   ----------------
                                                                                          2,276,563
                                                                                   ----------------
    MEXICO (3.0%)
    United Mexican States
       7.50%, due 1/14/12                                                800,000            866,400
*      8.125%, due 12/30/19                                            4,650,000          5,584,650
                                                                                   ----------------
                                                                                          6,451,050
                                                                                   ----------------
    PANAMA (4.0%)
    Republic of Panama
       6.70%, due 1/26/36                         (d)                  1,058,000          1,073,870
       7.125%, due 1/29/26                                               925,000            980,500
       8.875%, due 9/30/27                                               920,000          1,147,700
       9.375%, due 7/23/12                                               350,000            406,350
*      9.375%, due 4/1/29                                              3,455,000          4,508,775
       9.625%, due 2/8/11                                                462,000            523,215
                                                                                   ----------------
                                                                                          8,640,410
                                                                                   ----------------
    PERU (3.1%)
    Republic of Peru
       7.35%, due 7/21/25                                                935,000          1,023,825
       8.75%, due 11/21/33                                             1,762,000          2,241,264
       9.125%, due 2/21/12                                             3,000,000          3,438,000
                                                                                   ----------------

                                                                                          6,703,089
                                                                                   ----------------
    PHILIPPINES (6.3%)
    Republic of Philippines
       7.75%, due 1/14/31                                              1,400,000          1,571,500
       8.00%, due 1/15/16                                                650,000            727,188
       9.375%, due 1/18/17                                               830,000          1,016,750
*      9.50%, due 2/2/30                                               4,660,000          6,157,025
       9.875%, due 1/15/19                                             1,670,000          2,143,863
       10.625%, due 3/16/25                                            1,290,000          1,820,513
                                                                                   ----------------
                                                                                         13,436,839
                                                                                   ----------------
    RUSSIA (7.1%)
    Russian Federation
       5.00%, due 3/31/30
       7.50%, beginning 3/31/07                   (c)                     28,205             31,308
       Series Reg S
*      5.00%, due 3/31/30
       7.50%, beginning 3/31/07                                        9,699,750         10,813,281
       Series Reg S
       11.00%, due 7/24/18                                             3,010,000          4,289,852
                                                                                   ----------------
                                                                                         15,134,441
                                                                                   ----------------
    TURKEY (5.6%)
    Republic of Turkey
       7.00%, due 6/5/20                          (d)                    300,000            300,000
       7.25%, due 3/15/15                                              1,510,000          1,559,075
*      7.375%, due 2/5/25                                              4,725,000          4,819,500
       9.00%, due 6/30/11                                              1,000,000          1,111,250
       11.00%, due 1/14/13                                               550,000            671,688
       11.75%, due 6/15/10                                               700,000            823,760
       12.375%, due 6/15/09                                            1,470,000          1,683,150
       14.00%, due 1/19/11                                       TRY   1,680,000          1,043,953
                                                                                   ----------------
                                                                                         12,012,376
                                                                                   ----------------
    UKRAINE (1.1%)
    Ukraine Government
       6.58%, due 11/21/16                        (c)            $     1,000,000          1,000,900
       6.875%, due 3/4/11                         (c)                    350,000            358,750
       7.65%, due 6/11/13                         (c)                    900,000            964,125
       Series Reg S
       11.00%, due 3/15/07                                               102,042            102,600
                                                                                   ----------------
                                                                                          2,426,375
                                                                                   ----------------
    URUGUAY (3.7%)
    Republic of Uruguay
*      7.875%, due 1/15/33                        (g)                  5,272,699          5,773,606
       8.00%, due 11/18/22                                             1,741,201          1,941,439
       9.25%, due 5/17/17                                                130,000            156,520
                                                                                   ----------------
                                                                                          7,871,565
                                                                                   ----------------
    VENEZUELA (5.6%)
    Republic of Venezuela
       6.00%, due 12/9/20                                              3,500,000          3,136,000
       Series Reg S
       6.36%, due 4/20/11                         (e)                  1,750,000          1,723,750
       Series Reg S
       7.00%, due 12/1/18                                              1,000,000            992,500
*      8.50%, due 10/8/14                                              4,670,000          5,101,975

       10.75%, due 9/19/13                                               680,000            817,700
       13.625%, due 8/15/18                                              200,000            295,000
                                                                                   ----------------
                                                                                         12,066,925
                                                                                   ----------------
    Total Governments & Federal Agencies
       (Cost $131,756,116)                                                              150,438,633
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    LOAN PARTICIPATION (0.0%) ++                  (h)

    MOROCCO (0.0%)                                ++
    Kingdom of Morocco
       2.563%, due 1/1/09                                                 54,094             54,461
                                                                                   ----------------
    Total Loan Participation
       (Cost $52,781)                                                                        54,461
                                                                                   ----------------
    YANKEE BOND (0.5%)                            (i)

    ARGENTINA (0.5%)
    YPF Sociedad Anonima
       9.125%, due 2/24/09                                               880,000            923,120
                                                                                   ----------------
    Total Yankee Bond
       (Cost $862,655)                                                                      923,120
                                                                                   ----------------
    Total Long-Term Bonds
       (Cost $183,586,094)                                                              203,998,504
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    SHORT-TERM INVESTMENTS (7.4%)

    COMMERCIAL PAPER (4.9%)
    CAFCO LLC
       5.287%, due 3/6/07                         (j)                    128,772            128,772
    Charta LLC
       5.299%, due 3/23/07                        (j)                    168,498            168,498
    Clipper Receivables Corp.
       5.281%, due 2/13/07                        (j)                    128,772            128,772
    Commonwealth Bank of Australia (Delaware)
       Finance, Inc.
       5.282%, due 2/28/07                        (j)                    297,013            297,013
    Fairway Finance Corp.
       5.292%, due 2/21/07                        (j)                    128,772            128,772
    Falcon Asset Securitization Corp.
       5.286%, due 2/13/07                        (j)                    128,772            128,772
    Greyhawk Funding LLC
       5.285%, due 2/7/07                         (j)                    128,772            128,772
    Jupiter Securitization Corp.
       5.282%, due 2/9/07                         (j)                    128,772            128,772
    Liberty Street Funding Co.
       5.285%, due 3/2/07                         (j)                    171,696            171,696
    Old Line Funding LLC
       5.282%, due 2/15/07                        (j)                    128,772            128,772
    Park Avenue Receivables Corp.
       5.286%, due 2/27/07                        (j)                     85,848             85,848
    Rabobank USA Finance Corp.
       5.27%, due 2/1/07                                               4,545,000          4,545,000
    Sheffield Receivables Corp.
       5.293%, due 2/15/07                        (j)                    150,234            150,234

    Societe Generale North America, Inc.
       5.24%, due 2/12/07                                              4,000,000          3,993,596
    Variable Funding Capital Co.
       5.272%, due 2/6/07                         (j)                    128,772            128,772
    Yorktown Capital LLC
       5.276%, due 2/8/07                         (j)                    128,772            128,772
                                                                                   ----------------
    Total Commercial Paper
       (Cost $10,570,833)                                                                10,570,833
                                                                                   ----------------

                                                                      SHARES              VALUE
                                                                 ---------------   ----------------
    INVESTMENT COMPANY (0.5%)
    BGI Institutional Money Market Fund           (j)                  1,032,177          1,032,177
                                                                                   ----------------
    Total Investment Company
       (Cost $1,032,177)                                                                  1,032,177
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    REPURCHASE AGREEMENT (0.1%)
    Morgan Stanley & Co. 5.42%, dated 1/31/07
       due 2/1/07 Proceeds at Maturity $214,652
       (Collateralized by various Corporate
       Bonds, with rates between 5.19% - 8.60%
       and maturity dates between 5/19/10 -
       12/29/49, with a Principal Amount of
       $223,763 and a Market Value of $222,385)   (j)                $   214,620            214,620
                                                                                   ----------------
    Total Repurchase Agreement
       (Cost $214,620)                                                                      214,620
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    TIME DEPOSITS (1.9%)
    Banco Bilbao Vizcaya Argentaria S.A.
       5.305%, due 4/26/07                        (j)                    343,393            343,393
    Bank of America Corp.
       5.27%, due 3/20/07                         (e)(j)                 472,165            472,165
    BNP Paribas
       5.26%, due 2/8/07                          (j)                    300,469            300,469
    Calyon
       5.31%, due 2/12/07                         (j)                    343,393            343,393
    Citigroup, Inc.
       5.325%, due 3/22/07                        (j)                    300,469            300,469
    Lloyds TSB Bank PLC
       5.29%, due 2/21/07                         (j)                    343,393            343,393
    National Australia Bank, Ltd.
       5.28%, due 2/1/07                          (j)                    729,709            729,709
    Rabobank Nederland
       5.29%, due 3/6/07                          (j)                    343,393            343,393
    Skandinaviska Enskilda Banken AB
       5.28%, due 2/23/07                         (j)                    472,165            472,165
    Standard Chartered Bank
       5.28%, due 2/9/07                          (j)                    343,393            343,393
                                                                                   ----------------
    Total Time Deposits
       (Cost $3,991,942)                                                                  3,991,942
                                                                                   ----------------

    Total Short-Term Investments
       (Cost $15,809,572)                                                                15,809,572
                                                                                   ----------------
    Total Investments
       (Cost $199,395,666)                        (k)                      102.5%       219,808,076(l)
    Liabilities in Excess of
       Cash and Other Assets                                                (2.5)        (5,287,890)
                                                                 ---------------   ----------------
    Net Assets                                                             100.0%  $    214,520,186
                                                                 ===============   ================

+    Percentages indicated are based on Fund net assets.

++   Less than one tenth of a percent.

* Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Brady bond - U.S. dollar-denominated bonds of developing countries.

(b) FLIRB (Floating Loaded Interest Rate Bond) carries a fixed, below market interest rate which rises incrementally over the initial 5 to 10 years of the life of the bond, and is then replaced by a floating rate coupon for the remaining life of the bond.

(c) May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(d)  Represents a security, or a portion thereof, which is out on loan.

(e)  Floating rate. Rate shown is the rate in effect at January 31, 2007.

(f) Fair valued security. The total market value of these securities at January 31, 2007 is $1,940,713, which reflects 0.9% of the Fund's net assets.

(g) CIK ("Cash in Kind") - Interest payment is made with cash or additional securities.

(h) Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at January 31, 2007. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(i) Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.

(j) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(k)  The cost for federal income tax purposes is $199,434,394.

(l) At January 31, 2007 net unrealized appreciation for securities was $20,373,682, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $20,749,580 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $375,898.

The following abbreviations are used in the above portfolio:

ARS - Argentinian Peso
CP  - Colombian Peso
EGP - Egyptian Pound
MXN - Mexican Peso
TRY - New Turkish Lira

MAINSTAY GLOBAL HIGH INCOME FUND - CURRENCY

FOREIGN CURRENCY FORWARD CONTRACTS OPEN AS OF JANUARY 31, 2007

                                                              CONTRACT      CONTRACT
                                                               AMOUNT        AMOUNT      UNREALIZED
                                                             PURCHASED        SOLD      APPRECIATION
                                                           -------------   ----------   ------------
Indonesian Rupiah vs. U.S. Dollar, expiring 3/5/07   INR   9,205,000,000   $1,000,000      $11,538
Russian Rouble vs. U.S. Dollar, expiring 3/7/07      RUB      39,757,500    1,500,000        2,149
                                                                                           -------
Net unrealized appreciation on foreign currency
   forward contracts                                                                       $13,687
                                                                                           -------

FOREIGN CURRENCY OPEN AS OF JANUARY 31, 2007:

                                                           CURRENCY     COST       VALUE
                                                           --------   --------   --------
Argentinian Peso                                     ARS    116,564   $ 37,852   $ 37,511
New Turkish Lira                                     TRY    117,600     82,180     83,612
                                                                      --------   --------
                                                                      $120,032   $121,123
                                                                      --------   --------

MAINSTAY GOVERNMENT FUND
PORTFOLIO OF INVESTMENTS                              January 31, 2007 unaudited

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    LONG-TERM BONDS (99.6%)                       +

    ASSET-BACKED SECURITIES (4.1%)

    COMMERCIAL BANKS (0.2%)
    Structured Asset Investment Loan Trust
       Series 2006-3, Class A4
       5.41%, due 6/25/36                         (a)            $       485,000   $        485,457
                                                                                   ----------------
    CONSUMER LOANS (0.8%)
    Atlantic City Electric Transition Funding
       LLC
       Series 2002-1, Class A4
       5.55%, due 10/20/23                                             2,275,000          2,291,774
                                                                                   ----------------
    CREDIT CARDS (0.5%)
    Chase Issuance Trust
       Series 2006-C4, Class C4
       5.61%, due 1/15/14                         (a)(b)               1,000,000          1,000,000
    Citibank Credit Card Issuance Trust
       Series 2006-C4, Class C4
       5.57%, due 1/9/12                          (a)                    615,000            615,000
                                                                                   ----------------
                                                                                          1,615,000
                                                                                   ----------------
    DIVERSIFIED FINANCIAL SERVICES (2.0%)
    Massachusetts RRB Special Purpose Trust
       Series 2001-1, Class A
       6.53%, due 6/1/15                                               5,693,072          5,915,185
                                                                                   ----------------
    HOME EQUITY (0.6%)
    Citicorp Residential Mortgage Securities,
       Inc.
       Series 2006-3, Class A3
       5.61%, due 11/25/36                        (a)                    780,000            777,578
       Series 2006-1, Class A3
       5.706%, due 7/25/36                        (a)                  1,060,000          1,059,106
                                                                                   ----------------
                                                                                          1,836,684
                                                                                   ----------------
    Total Asset-Backed Securities
       (Cost $11,908,205)                                                                12,144,100
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    CORPORATE BONDS (1.7%)

    DIVERSIFIED FINANCIAL SERVICES (0.1%)
    Residential Capital Corp.
       6.50%, due 4/17/13                                                300,000            302,787
                                                                                   ----------------
    ELECTRIC (0.7%)
    Kiowa Power Partners LLC
       Series B
       5.737%, due 3/30/21                        (c)                  2,000,000          1,922,080
                                                                                   ----------------
    INSURANCE (0.5%)

    Fund American Cos., Inc.
       5.875%, due 5/15/13                                             1,480,000          1,462,791
                                                                                   ----------------
    MEDIA (0.4%)
    TCI Communications, Inc.
       8.75%, due 8/1/15                                               1,075,000          1,269,403
                                                                                   ----------------
    Total Corporate Bonds
       (Cost $5,127,950)                                                                  4,957,061
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    MORTGAGE-BACKED SECURITIES (3.7%)

    COMMERCIAL MORTGAGE LOANS (COLLATERALIZED
       MORTGAGE OBLIGATIONS) (3.7%)
    Banc of America Commercial Mortgage, Inc.
       Series 2005-5, Class A2
       5.001%, due 10/10/45                                            2,060,000          2,031,866
    Citigroup Commercial Mortgage Trust
       Series 2005-EMG, Class A1
       4.154%, due 9/20/51                        (c)                  1,338,326          1,312,555
       Series 2004-C2, Class A5
       4.733%, due 10/15/41                                            2,000,000          1,905,704
    Citigroup Mortgage Loan Trust, Inc.
       Series 2006-AR6, Class 1A1
       6.092%, due 8/25/36                                             1,410,284          1,408,529
    Credit Suisse Mortgage Capital Certificates
       Series 2006-C4, Class AJ
       5.538%, due 9/15/39                                             1,550,000          1,541,112
    Four Times Square Trust
       Series 2006-4TS, Class A
       5.401%, due 12/13/28                       (c)                    620,000            604,674
    GS Mortgage Securities Corp. II
       Series 2001-ROCK, Class A1
       6.22%, due 5/3/18                          (c)                  2,055,177          2,082,636
                                                                                   ----------------
    Total Mortgage-Backed Securities
       (Cost $11,151,749)                                                                10,887,076
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    MUNICIPAL BOND (0.6%)

    TEXAS (0.6%)
    Harris County Texas Industrial Development
       Corp.
       Solid Waste Deer Park
       5.683%, due 3/1/23                         (a)                  1,720,000          1,707,375
                                                                                   ----------------
    Total Municipal Bond
       (Cost $1,739,888)                                                                  1,707,375
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    U.S. GOVERNMENT & FEDERAL AGENCIES (89.5%)

    FANNIE MAE (COLLATERALIZED MORTGAGE
       OBLIGATIONS) (0.9%)
       Series 2006-B1, Class AB
       6.00%, due 6/25/16                                              2,756,572          2,758,093
                                                                                   ----------------
    FANNIE MAE GRANTOR TRUST (COLLATERALIZED
       MORTGAGE OBLIGATIONS) (2.5%)
       Series 2003-T1, Class B
       4.491%, due 11/25/12                                            3,865,000          3,712,447
       Series 1998-M6, Class A2
       6.32%, due 8/15/08                         (d)                  3,667,091          3,695,481
                                                                                   ----------------
                                                                                          7,407,928
                                                                                   ----------------
    FANNIE MAE STRIP (COLLATERALIZED MORTGAGE
       OBLIGATIONS) (0.3%)
       Series 360, Class 2, IO
       5.00%, due 8/1/35                          (e)                  2,770,096            679,354
       Series 361, Class 2, IO
       6.00%, due 10/1/35                         (e)                    555,677            115,742
                                                                                   ----------------
                                                                                            795,096
                                                                                   ----------------
    FEDERAL HOME LOAN BANK (3.6%)
       5.125%, due 8/14/13                                             5,140,000          5,151,082
       5.50%, due 7/15/36                                              5,400,000          5,527,375
                                                                                   ----------------
                                                                                         10,678,457
                                                                                   ----------------
    FEDERAL HOME LOAN MORTGAGE CORPORATION
       (4.6%)
       4.75%, due 11/17/15                                             1,615,000          1,571,224
*      5.25%, due 11/5/12                                             10,900,000         10,768,219
       5.25%, due 10/19/15                                             1,300,000          1,276,990
                                                                                   ----------------
                                                                                         13,616,433
                                                                                   ----------------
    FEDERAL HOME LOAN MORTGAGE CORPORATION
       (MORTGAGE PASS-THROUGH SECURITIES)
       (11.1%)
       3.00%, due 8/1/10                                               4,544,847          4,287,922
       4.319%, due 3/1/35                         (a)                    221,750            217,035
       5.00%, due 1/1/20                                               1,439,969          1,409,081
       5.00%, due 6/1/33                                               5,941,263          5,722,280
       5.00%, due 8/1/33                                               4,260,837          4,102,725
       5.00%, due 5/1/36                                               5,465,289          5,248,881
       5.50%, due 1/1/21                                               3,752,088          3,733,717
       5.50%, due 11/1/35                                              2,361,111          2,325,306
       5.50%, due 1/1/36                                               5,069,907          4,993,025
       5.50%, due 11/1/36                                                869,352            855,630
                                                                                   ----------------
                                                                                         32,895,602
                                                                                   ----------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION
       (8.7%)
*      4.00%, due 9/2/08                                              18,130,000         17,782,992
       6.25%, due 2/1/11                                               1,875,000          1,941,861
       6.625%, due 9/15/09                                             5,805,000          6,019,640
                                                                                   ----------------
                                                                                         25,744,493
                                                                                   ----------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION
       (MORTGAGE PASS-THROUGH SECURITIES)
       (42.6%)
       3.355%, due 4/1/34                         (a)                  3,448,974          3,455,017
*      4.50%, due 7/1/18                                              16,896,228         16,243,177
*      4.50%, due 11/1/18                                             10,069,477          9,680,284

       5.00%, due 9/1/17                                               6,448,973          6,323,432
       5.00%, due 9/1/20                                                 933,812            913,807
*      5.00%, due 1/1/36                                               9,972,785          9,574,862
       5.00%, due 2/1/36                                               3,032,812          2,911,800
       5.50%, due 1/1/17                                                 447,160            446,196
*      5.50%, due 2/1/17                                              10,354,294         10,334,875
       5.50%, due 6/1/19                                               3,272,686          3,262,085
       5.50%, due 11/1/19                                              3,188,545          3,178,217
*      5.50%, due 4/1/21                                               7,476,177          7,446,049
*      5.50%, due 6/1/33                                              11,888,264         11,722,813
       5.50%, due 11/1/33                                              5,322,240          5,248,169
       5.50%, due 12/1/33                                              5,825,401          5,744,328
       5.50%, due 6/1/34                                               2,148,507          2,117,217
       5.50%, due 12/1/34                                              1,224,678          1,206,842
       6.00%, due 12/1/16                                                960,517            972,525
       6.00%, due 11/1/32                                              2,840,176          2,861,116
       6.00%, due 1/1/33                                               1,923,251          1,936,538
       6.00%, due 3/1/33                                               2,393,140          2,407,830
       6.00%, due 9/1/34                                                 585,822            588,871
       6.00%, due 9/1/35                                               5,009,515          5,030,325
       6.00%, due 10/1/35                                              1,367,964          1,373,265
       6.00%, due 6/1/36                                               5,133,885          5,152,743
       6.00%, due 11/1/36                                              4,946,890          4,965,061
       6.50%, due 10/1/31                                              1,333,695          1,364,726
                                                                                   ----------------
                                                                                        126,462,170
                                                                                   ----------------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
       (MORTGAGE PASS-THROUGH SECURITIES)
       (2.3%)
       6.00%, due 8/15/32                                              2,272,382          2,297,963
       6.00%, due 12/15/32                                             1,600,671          1,618,502
       6.50%, due 8/15/28                                                795,731            817,900
       6.50%, due 4/15/31                                              2,017,719          2,073,039
                                                                                   ----------------
                                                                                          6,807,404
                                                                                   ----------------
    HVIDE VAN OMMEREN TANKERS LLC (1.9%)
       Series I
       7.54%, due 12/14/23                        (f)                  2,698,000          2,776,431
       Series II
       7.54%, due 12/14/23                        (f)                  2,700,000          2,778,489
                                                                                   ----------------
                                                                                          5,554,920
                                                                                   ----------------
    OVERSEAS PRIVATE INVESTMENT CORP. (1.2%)
       5.142%, due 12/15/23                       (f)                  3,700,000          3,616,824
                                                                                   ----------------
    TENNESSEE VALLEY AUTHORITY (1.7%)
       4.65%, due 6/15/35                         (f)                  5,605,000          5,046,658
                                                                                   ----------------
    UNITED STATES TREASURY BONDS (6.7%)
       6.25%, due 8/15/23                         (g)                    515,000            585,209
*      6.25%, due 5/15/30                         (g)                  8,265,000          9,697,812
       6.875%, due 8/15/25                        (g)                  1,410,000          1,722,292
*      8.75%, due 8/15/20                         (g)                  5,860,000          8,011,722
                                                                                   ----------------
                                                                                         20,017,035
                                                                                   ----------------
    UNITED STATES TREASURY NOTE (1.4%)
       2.00%, due 7/15/14                         T.I.P. (h)           4,276,160          4,158,399
                                                                                   ----------------
    Total U.S. Government & Federal Agencies
       (Cost $268,443,806)                                                              265,559,512
                                                                                   ----------------

                                                                                   ----------------
    Total Long-Term Bonds
       (Cost $298,371,598)                                                              295,255,124
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    SHORT-TERM INVESTMENTS (4.0%)

    COMMERCIAL PAPER (1.0%)
    CAFCO LLC
       5.287%, due 3/6/07                         (i)            $       194,909            194,909
    Charta LLC
       5.299%, due 3/23/07                        (i)                    255,037            255,037
    Clipper Receivables Corp.
       5.281%, due 2/13/07                        (i)                    194,909            194,909
    Commonwealth Bank of Australia (Delaware)
       Finance, Inc.
       5.282%, due 2/28/07                        (i)                    449,555            449,555
    Fairway Finance Corp.
       5.292%, due 2/21/07                        (i)                    194,909            194,909
    Falcon Asset Securitization Corp.
       5.286%, due 2/13/07                        (i)                    194,909            194,909
    Greyhawk Funding LLC
       5.285%, due 2/7/07                         (i)                    194,909            194,909
    Jupiter Securitization Corp.
       5.282%, due 2/9/07                         (i)                    194,909            194,909
    Liberty Street Funding Co.
       5.285%, due 3/2/07                         (i)                    259,878            259,878
    Old Line Funding LLC
       5.282%, due 2/15/07                        (i)                    194,909            194,909
    Park Avenue Receivables Corp.
       5.286%, due 2/27/07                        (i)                    129,939            129,939
    Sheffield Receivables Corp.
       5.293%, due 2/15/07                        (i)                    227,393            227,393
    Variable Funding Capital Co.
       5.272%, due 2/6/07                         (i)                    194,909            194,909
    Yorktown Capital LLC
       5.276%, due 2/8/07                         (i)                    194,909            194,909
                                                                                   ----------------
    Total Commercial Paper
       (Cost $3,075,983)                                                                  3,075,983
                                                                                   ----------------
    FEDERAL AGENCY (0.3%)
    Federal Home Loan Bank
       5.00%, due 2/1/07                                                 880,000            880,000
                                                                                   ----------------
    Total Federal Agency
       (Cost $880,000)                                                                      880,000
                                                                                   ----------------

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    INVESTMENT COMPANY (0.5%)
    BGI Institutional Money Market Fund           (i)                  1,562,295          1,562,295
                                                                                   ----------------
    Total Investment Company
       (Cost $1,562,295)                                                                  1,562,295
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    REPURCHASE AGREEMENT (0.1%)

    Morgan Stanley & Co. 5.42%, dated 1/31/07
       due 2/1/07 Proceeds at Maturity $324,897
       (Collateralized by various Corporate
       Bonds, with rates between 5.19% - 8.60%
       and maturity dates between 5/19/10 -
       12/29/49, with a Principal Amount of
       $338,687 and a Market Value of $336,601)   (i)            $       324,848            324,848
                                                                                   ----------------
    Total Repurchase Agreement
       (Cost $324,848)                                                                      324,848
                                                                                   ----------------
    TIME DEPOSITS (2.1%)
    Banco Bilbao Vizcaya Argentaria S.A.
       5.305%, due 4/26/07                        (i)                    519,756            519,756
    Bank of America Corp.
       5.27%, due 3/20/07                         (a)(i)                 714,665            714,665
    BNP Paribas
       5.26%, due 2/8/07                          (i)                    454,787            454,787
    Calyon
       5.31%, due 2/12/07                         (i)                    519,756            519,756
    Citigroup, Inc.
       5.325%, due 3/22/07                        (i)                    454,787            454,787
    Lloyds TSB Bank PLC
       5.29%, due 2/21/07                         (i)                    519,756            519,756
    National Australia Bank, Ltd.
       5.28%, due 2/1/07                          (i)                  1,104,482          1,104,482
    Rabobank Nederland
       5.29%, due 3/6/07                          (i)                    519,756            519,756
    Skandinaviska Enskilda Banken AB
       5.28%, due 2/23/07                         (i)                    714,665            714,665
    Standard Chartered Bank
       5.28%, due 2/9/07                          (i)                    519,756            519,756
                                                                                   ----------------
    Total Time Deposits
       (Cost $6,042,166)                                                                  6,042,166
                                                                                   ----------------
    Total Short-Term Investments
        (Cost $11,885,292)                                                               11,885,292
                                                                                   ----------------
    Total Investments
       (Cost $310,256,890)                        (j)                      103.6%       307,140,416(k)
    Liabilities in Excess of
       Cash and Other Assets                                                (3.6)       (10,633,669)
                                                                 ---------------   ----------------
    Net Assets                                                             100.0%  $    296,506,747
                                                                 ===============   ================

+    Percentages indicated are based on Fund net assets.

* Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Floating rate. Rate shown is the rate in effect at January 31, 2007.

(b) Fair valued security. The total market value of these securities at January 31, 2007 is $1,000,000, which reflects 0.3% of the Fund's net assets.

(c) May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(d)  ACES - Alternative Credit Enhancement Structure.

(e) Collateralized Mortgage Obligation Interest Only Strip - Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest is calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.

(f)  United States Government Guaranteed Security.

(g)  Represents a security, or a portion thereof, which is out on loan.

(h) Treasury Inflation Protected Security - Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.

(i) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(j)  The cost for federal income tax purposes is $310,270,316.

(k) At January 31, 2007, net unrealized depreciation was $3,129,900 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $1,490,933 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $4,620,833.

MAINSTAY HIGH YIELD CORPORATE BOND FUND
PORTFOLIO OF INVESTMENTS                              January 31, 2007 unaudited

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    LONG-TERM BONDS (84.0%)                       +

    ASSET-BACKED SECURITIES (0.9%)

    ELECTRIC (0.9%)
    AES Eastern Energy, L.P.
       Series 1999-A
       9.00%, due 1/2/17                                         $    17,014,926   $     18,971,643
       Series 1999-B
       9.67%, due 1/2/29                                              16,820,000         20,744,442
                                                                                   ----------------
                                                                                         39,716,085
                                                                                   ----------------
    ENTERTAINMENT (0.0%)                          ++
    United Artists Theatre Circuit, Inc.
       Series 1995-A
       9.30%, due 7/1/15                          (a)(b)               2,416,844          2,175,160
                                                                                   ----------------
    Total Asset-Backed Securities
       (Cost $35,626,733)                                                                41,891,245
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    CONVERTIBLE BONDS (2.3%)

    AIRLINES (0.2%)
    Delta Air Lines, Inc.
       8.00%, due 6/3/23                          (c)(d)              13,575,000          8,433,469
                                                                                   ----------------
    INSURANCE (0.2%)
    Conseco, Inc.
       3.50%, due 9/30/35
       (zero coupon), beginning 9/30/10           (c)                  9,680,000          9,607,400
                                                                                   ----------------
    INTERNET (0.0%)                               ++
    At Home Corp.
       4.75%, due 12/15/07                        (b)(d)(e)           61,533,853              6,153
                                                                                   ----------------
    MEDIA (0.0%)                                  ++
    Adelphia Communications Corp.
       6.00%, due 2/15/07                         (d)                 12,365,000             45,750
                                                                                   ----------------
    TELECOMMUNICATIONS (1.9%)
*   CIENA Corp.
       3.75%, due 2/1/08                                              41,105,000         40,231,519
    Lucent Technologies, Inc.
       8.00%, due 8/1/31                          (f)                 12,800,000         12,864,000
    Nortel Networks Corp.
       4.25%, due 9/1/08                                              34,890,000         34,061,362
                                                                                   ----------------
                                                                                         87,156,881
                                                                                   ----------------
    Total Convertible Bonds
       (Cost $110,158,796)                                                              105,249,653
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    CORPORATE BONDS (64.1%)
    ADVERTISING (0.5%)
    R.H. Donnelley, Inc.
       10.875%, due 12/15/12                                           7,810,000          8,493,375
    Vertis, Inc.
       9.75%, due 4/1/09                                              14,115,000         14,450,231
                                                                                   ----------------
                                                                                         22,943,606
                                                                                   ----------------
    AEROSPACE & DEFENSE (0.6%)
    BE Aerospace, Inc.
       8.875%, due 5/1/11                         (f)                  1,405,000          1,450,662
    Sequa Corp.
       8.875%, due 4/1/08                                              5,580,000          5,733,450
       9.00%, due 8/1/09                                              20,360,000         21,581,600
                                                                                   ----------------
                                                                                         28,765,712
                                                                                   ----------------
    AGRICULTURE (0.9%)
    Reynolds American, Inc.
       7.625%, due 6/1/16                                             24,175,000         25,576,449
       7.75%, due 6/1/18                                              17,070,000         18,230,743
                                                                                   ----------------
                                                                                         43,807,192
                                                                                   ----------------
    AIRLINES (1.9%)
    Delta Air Lines, Inc.
       8.30%, due 12/15/29                        (d)                 32,231,000         19,822,065
       Series B
       9.25%, due 12/27/07                        (d)                  5,175,000          3,143,812
       9.25%, due 3/15/22                         (d)                  9,000,000          5,467,500
       9.75%, due 5/15/21                         (d)                  2,115,000          1,284,862
       10.00%, due 8/15/08                        (d)                  8,195,000          4,937,487
       10.375%, due 2/1/11                        (d)                  6,515,000          3,957,862
       10.375%, due 12/15/22                      (d)                 15,160,000          9,209,700
    Northwest Airlines, Inc.
       7.875%, due 3/15/08                        (d)                  1,790,000          1,651,275
       8.70%, due 3/15/07                         (d)                    445,000            418,300
       9.875%, due 3/15/07                        (d)                 24,655,000         23,545,525
       10.00%, due 2/1/09                         (d)                 13,495,600         12,719,603
                                                                                   ----------------
                                                                                         86,157,991
                                                                                   ----------------
    APPAREL (0.4%)
    Unifi, Inc.
       11.50%, due 5/15/14                                            17,650,000         16,767,500
                                                                                   ----------------
    AUTO PARTS & EQUIPMENT (2.6%)
    American Tire Distributors, Inc.
       10.75%, due 4/1/13                         (f)                  3,195,000          3,067,200
    Collins & Aikman Products Co.
       12.875%, due 8/15/12                       (c)(d)(e)           29,210,000             36,512
    FleetPride Corp.
       11.50%, due 10/1/14                        (c)                 17,535,000         17,535,000
    Goodyear Tire & Rubber Co. (The)
       6.375%, due 3/15/08                                             5,845,000          5,815,775
       8.50%, due 3/15/07                                              4,605,000          4,605,000
       8.625%, due 12/1/11                        (c)                  5,510,000          5,799,275

*      11.25%, due 3/1/11                                             40,235,000         44,409,381
    Lear Corp.
       Series B
       8.50%, due 12/1/13                                              8,480,000          8,480,000
       8.75%, due 12/1/16                         (f)                  8,470,000          8,448,825
    Tenneco Automotive, Inc.
       8.625%, due 11/15/14                       (f)                 14,555,000         15,100,812
       10.25%, due 7/15/13                                             7,625,000          8,339,844
                                                                                   ----------------
                                                                                        121,637,624
                                                                                   ----------------
    BANKS (0.3%)
    Fremont General Corp.
       Series B
       7.875%, due 3/17/09                                            13,080,000         13,080,000
                                                                                   ----------------
    BEVERAGES (0.2%)
    Constellation Brands, Inc.
       7.25%, due 9/1/16                          (f)                  9,710,000          9,928,475
                                                                                   ----------------
    BUILDING MATERIALS (1.1%)
    Compression Polymers Corp.
       10.50%, due 7/1/13                                             13,620,000         14,198,850
       12.117%, due 7/1/12                        (g)                  2,040,000          2,111,400
    Dayton Superior Corp.
       10.75%, due 9/15/08                                            15,530,000         16,112,375
    Panolam Industries International, Inc.
       10.75%, due 10/1/13                        (c)(f)              11,300,000         11,978,000
    U.S. Concrete, Inc.
       8.375%, due 4/1/14                         (f)                  5,745,000          5,730,637
                                                                                   ----------------
                                                                                         50,131,262
                                                                                   ----------------
    CHEMICALS (2.4%)
    Equistar Chemicals, L.P.
       7.55%, due 2/15/26                                             11,985,000         11,625,450
       10.125%, due 9/1/08                                            10,809,000         11,457,540
       10.625%, due 5/1/11                                            17,745,000         18,809,700
    Millennium America, Inc.
       7.625%, due 11/15/26                                            8,115,000          7,546,950
    Mosaic Global Holdings, Inc.
       7.375%, due 12/1/14                        (c)                  3,900,000          3,948,750
       7.625%, due 12/1/16                        (c)                  5,090,000          5,204,525
    Reichhold Industries, Inc.
       9.00%, due 8/15/14                         (c)                  6,435,000          6,579,787
    Terra Capital, Inc.
       12.875%, due 10/15/08                                          33,760,000         37,811,200
    Tronox Worldwide LLC/Tronox Finance Corp.
       9.50%, due 12/1/12                                              7,135,000          7,563,100
                                                                                   ----------------
                                                                                        110,547,002
                                                                                   ----------------
    COAL (0.1%)
    Peabody Energy Corp.
       7.375%, due 11/1/16                                             2,185,000          2,277,862
       7.875%, due 11/1/26                                             2,530,000          2,656,500
                                                                                   ----------------
                                                                                          4,934,362
                                                                                   ----------------
    COMMERCIAL SERVICES (2.5%)
    Aramark Corp.
       8.50%, due 2/1/15                          (c)(f)               5,840,000          5,978,700

    Cardtronics, Inc.
       9.25%, due 8/15/13                                             12,305,000         13,012,537
    Chemed Corp.
       8.75%, due 2/24/11                                             11,290,000         11,614,587
    Great Lakes Dredge & Dock Corp.
       7.75%, due 12/15/13                                             7,880,000          7,722,400
    iPayment, Inc.
       9.75%, due 5/15/14                                              9,345,000          9,625,350
    Knowledge Learning Corp., Inc.
       7.75%, due 2/1/15                          (c)                 10,430,000         10,143,175
    Language Line, Inc.
       11.125%, due 6/15/12                                           16,664,000         17,538,860
    Phoenix Color Corp.
       13.00%, due 2/1/09                                              6,409,000          6,280,820
    Protection One Alarm Monitoring, Inc.
       Series B
       8.125%, due 1/15/09                                             5,470,000          5,456,325
    Service Corp. International
       7.375%, due 10/1/14                                             6,645,000          6,844,350
       7.625%, due 10/1/18                                             6,850,000          7,192,500
    Vertrue, Inc.
       9.25%, due 4/1/14                                              13,870,000         14,806,225
                                                                                   ----------------
                                                                                        116,215,829
                                                                                   ----------------
    COMPUTERS (0.9%)
    SunGard Data Systems, Inc.
       3.75%, due 1/15/09                                                660,000            627,000
       4.875%, due 1/15/14                                            12,070,000         10,742,300
       9.125%, due 8/15/13                        (f)                 19,335,000         20,350,087
       10.25%, due 8/15/15                                             9,447,000         10,155,525
                                                                                   ----------------
                                                                                         41,874,912
                                                                                   ----------------
    CONSTRUCTION & ENGINEERING (0.1%)
    Amsted Industries, Inc.
       10.25%, due 10/15/11                       (c)                  3,200,000          3,428,000
                                                                                   ----------------
    DIVERSIFIED FINANCIAL SERVICES (9.2%)
    Alamosa Delaware, Inc.
       11.00%, due 7/31/10                                            13,335,000         14,332,231
    American Real Estate Partners, L.P./
       American Real Estate Finance Corp.
       7.125%, due 2/15/13                                            21,155,000         20,943,450
       8.125%, due 6/1/12                                             23,940,000         24,598,350
    Cedar Brakes II LLC
       9.875%, due 9/1/13                         (c)                 32,075,247         35,427,751
    Ford Motor Credit Co.
       7.375%, due 10/28/09                                           16,015,000         16,116,471
       7.875%, due 6/15/10                                             4,890,000          4,961,800
    General Motors Acceptance Corp.
*      6.75%, due 12/1/14                         (f)                 46,285,000         46,961,270
*      8.00%, due 11/1/31                                             76,935,000         86,598,729
    LaBranche & Co., Inc.
       9.50%, due 5/15/09                                             17,875,000         18,768,750
       11.00%, due 5/15/12                                            18,075,000         19,475,812
    MXEnergy Holdings, Inc.
       13.018%, due 8/1/11                        (c)(g)              11,940,000         11,223,600
    Rainbow National Services LLC
       8.75%, due 9/1/12                          (c)                 10,205,000         10,868,325
*      10.375%, due 9/1/14                        (c)                 35,590,000         40,038,750

    Regency Energy Partners, L.P./Regency
       Energy Finance Corp.
       8.375%, due 12/15/13                       (c)                 16,560,000         16,601,400
    Sally Holdings LLC
       9.25%, due 11/15/14                        (c)                  7,795,000          7,999,619
    Ucar Finance, Inc.
       10.25%, due 2/15/12                                            13,540,000         14,217,000
    UGS Corp.
       10.00%, due 6/1/12                         (f)                  8,270,000          9,055,650
    Vanguard Health Holding Co. I LLC
       (zero coupon), due 10/1/15
       11.25%, beginning 10/1/09                                       9,960,000          7,992,900
    Vanguard Health Holding Co. II LLC
       9.00%, due 10/1/14                         (f)                 15,350,000         15,714,562
                                                                                   ----------------
                                                                                        421,896,420
                                                                                   ----------------
    ELECTRIC (3.3%)
*   AES Corp. (The)
       9.00%, due 5/15/15                         (c)                 40,537,000         43,374,590
    Calpine Corp.
*      8.50%, due 7/15/10                         (c)                 70,400,000         73,216,000
       9.875%, due 12/1/11                        (c)                 10,730,000         11,588,400
    NRG Energy, Inc.
       7.25%, due 2/1/14                                              14,805,000         14,842,012
       7.375%, due 2/1/16                                              1,090,000          1,091,362
    PSE&G Energy Holdings LLC
       8.625%, due 2/15/08                                             5,586,000          5,718,667
    Reliant Energy Mid-Atlantic Power Holdings
       LLC
       Series C
       9.681%, due 7/2/26                                              3,700,000          4,366,000
    Western Resources, Inc.
       7.125%, due 8/1/09                                                 50,000             51,591
                                                                                   ----------------
                                                                                        154,248,622
                                                                                   ----------------
    ELECTRONICS (0.2%)
    Fisher Scientific International, Inc.
       6.125%, due 7/1/15                                              9,505,000          9,444,871
                                                                                   ----------------
    ENERGY - ALTERNATE SOURCES (0.0%)             ++
    Salton Sea Funding Corp.
       Series E
       8.30%, due 5/30/11                         (a)                     19,919             21,291
                                                                                   ----------------
    ENTERTAINMENT (1.3%)
    Gaylord Entertainment Co.
       6.75%, due 11/15/14                                             9,066,000          8,805,352
       8.00%, due 11/15/13                                            12,600,000         12,915,000
    Isle of Capri Casinos, Inc.
       9.00%, due 3/15/12                                              2,550,000          2,664,750
    Jacobs Entertainment, Inc.
       9.75%, due 6/15/14                                             12,195,000         12,621,825
    Mohegan Tribal Gaming Authority
       6.375%, due 7/15/09                                             4,910,000          4,916,137
       7.125%, due 8/15/14                                               200,000            204,500
       8.00%, due 4/1/12                                              10,925,000         11,348,344
    Warner Music Group
       7.375%, due 4/15/14                                             5,620,000          5,535,700
                                                                                   ----------------
                                                                                         59,011,608
                                                                                   ----------------

    ENVIRONMENTAL CONTROL (0.5%)
    Geo Sub Corp.
       11.00%, due 5/15/12                                            21,865,000         21,045,062
                                                                                   ----------------
    FOOD (1.5%)
    Chiquita Brands International, Inc.
       7.50%, due 11/1/14                         (f)                 27,240,000         24,516,000
       8.875%, due 12/1/15                        (f)                  2,895,000          2,735,775
    Pilgrim's Pride Corp.
       7.625%, due 5/1/15                                              5,585,000          5,529,150
       8.375%, due 5/1/17                         (f)                  4,375,000          4,309,375
    Pinnacle Foods Holding Corp.
       8.25%, due 12/1/13                                             14,740,000         15,071,650
    Swift & Co.
       10.125%, due 10/1/09                       (f)                 17,614,000         18,186,455
                                                                                   ----------------
                                                                                         70,348,405
                                                                                   ----------------
    FOREST PRODUCTS & PAPER (2.2%)
    Bowater, Inc.
       9.375%, due 12/15/21                                           16,971,000         17,480,130
       9.50%, due 10/15/12                                               270,000            284,175
    Georgia-Pacific Corp.
       7.00%, due 1/15/15                         (c)                  5,760,000          5,731,200
       7.125%, due 1/15/17                        (c)                 21,600,000         21,492,000
       7.75%, due 11/15/29                                                74,000             73,260
       8.00%, due 1/15/24                                             22,320,000         22,431,600
       8.875%, due 5/15/31                                            29,615,000         31,317,862
    Georgia-Pacific Corp./Timber Group
       7.25%, due 6/1/28                                               2,370,000          2,287,050
                                                                                   ----------------
                                                                                        101,097,277
                                                                                   ----------------
    HAND & MACHINE TOOLS (0.3%)
    Baldor Electric Co.
       8.625%, due 2/15/17                                             9,015,000          9,307,987
    Thermadyne Holdings Corp.
       9.25%, due 2/1/14                          (f)                  7,325,000          6,903,812
                                                                                   ----------------
                                                                                         16,211,799
                                                                                   ----------------
    HEALTH CARE-PRODUCTS (0.8%)
    CDRV Investors, Inc.
       9.86%, due 12/1/11                         (c)(g)(h)            6,215,000          6,106,237
    Cooper Cos., Inc. (The)
       7.125%, due 2/15/15                        (c)                  9,235,000          9,327,350
    Hanger Orthopedic Group, Inc.
       10.25%, due 6/1/14                                             15,080,000         15,871,700
    Universal Hospital Services, Inc.
       10.125%, due 11/1/11                                            3,510,000          3,729,375
                                                                                   ----------------
                                                                                         35,034,662
                                                                                   ----------------
    HEALTH CARE-SERVICES (1.2%)
    Ameripath, Inc.
       10.50%, due 4/1/13                                             23,005,000         24,960,425
    HCA, Inc.
       9.25%, due 11/15/16                        (c)(f)              18,075,000         19,204,687
    Skilled Healthcare Group, Inc.
       11.00%, due 1/15/14                        (c)                  9,075,000         10,118,625
                                                                                   ----------------
                                                                                         54,283,737
                                                                                   ----------------

    HOLDING COMPANIES - DIVERSIFIED (0.3%)
    ESI Tractebel Acquisition Corp.
       Class B
       7.99%, due 12/30/11                                            12,345,000         12,630,552
                                                                                   ----------------
    HOUSEHOLD PRODUCTS & WARES (0.4%)
    ACCO Brands Corp.
       7.625%, due 8/15/15                                            19,250,000         18,913,125
                                                                                   ----------------
    INSURANCE (0.6%)
    Crum & Forster Holdings Corp.
       10.375%, due 6/15/13                       (f)                 25,370,000         27,399,600
    Lumbermens Mutual Casualty
       8.30%, due 12/1/37                         (c)(d)               8,525,000             42,625
       8.45%, due 12/1/97                         (c)(d)               2,575,000             12,875
       9.15%, due 7/1/26                          (c)(d)              42,123,000            263,269
                                                                                   ----------------
                                                                                         27,718,369
                                                                                   ----------------
    IRON & STEEL (0.4%)
    Allegheny Ludlum Corp.
       6.95%, due 12/15/25                                            14,390,000         14,821,700
    Allegheny Technologies, Inc.
       8.375%, due 12/15/11                                            3,510,000          3,729,375
    United States Steel Corp.
       9.75%, due 5/15/10                                              2,220,000          2,347,650
                                                                                   ----------------
                                                                                         20,898,725
                                                                                   ----------------
    LEISURE TIME (0.5%)
    Town Sports International, Inc.
       (zero coupon), due 2/1/14
       11.00%, beginning 2/1/09                                        4,230,000          3,743,550
       9.625%, due 4/15/11                                            17,144,000         18,044,060
                                                                                   ----------------
                                                                                         21,787,610
                                                                                   ----------------
    LODGING (1.5%)
    Boyd Gaming Corp.
       6.75%, due 4/15/14                                              8,220,000          8,055,600
       7.75%, due 12/15/12                                            14,200,000         14,608,250
       8.75%, due 4/15/12                                              4,874,000          5,099,422
    Mandalay Resort Group
       9.50%, due 8/1/08                                               8,670,000          9,114,337
       10.25%, due 8/1/07                                              1,030,000          1,049,312
    MGM Mirage, Inc.
       9.75%, due 6/1/07                                               9,225,000          9,328,781
    MTR Gaming Group, Inc.
       Series B
       9.00%, due 6/1/12                                              10,740,000         11,089,050
       Series B
       9.75%, due 4/1/10                                               1,665,000          1,748,250
    Park Place Entertainment Corp.
       8.875%, due 9/15/08                                             1,730,000          1,810,012
    Resort International Hotel/Casino
       11.50%, due 3/15/09                                             5,840,300          6,030,110
    San Pasqual Casino
       8.00%, due 9/15/13                         (c)                    250,000            255,000
                                                                                   ----------------
                                                                                         68,188,124
                                                                                   ----------------
    MEDIA (2.6%)
    Dex Media East LLC

       12.125%, due 11/15/12                                           5,513,000          6,064,300
    Houghton Mifflin Co.
       7.20%, due 3/15/11                                              9,530,000          9,672,950
    Idearc, Inc.
       8.00%, due 11/15/16                        (c)                 20,055,000         20,380,894
    MediaNews Group, Inc.
       6.875%, due 10/1/13                                             6,935,000          6,310,850
    Morris Publishing Group LLC
       7.00%, due 8/1/13                                              19,795,000         18,755,763
    Paxson Communications Corp.
       8.61%, due 1/15/12                         (c)(g)              16,465,000         16,958,950
       11.61%, due 1/15/13                        (c)(g)              26,350,000         27,404,000
    Ziff Davis Media, Inc.
       11.371%, due 5/1/12                        (g)                 12,615,000         12,268,088
                                                                                   ----------------
                                                                                        117,815,795
                                                                                   ----------------
    METAL FABRICATE & HARDWARE (0.9%)
    Jarden Corp.
       9.75%, due 5/1/12                          (f)                 10,460,000         11,074,525
    Metals USA, Inc.
       11.125%, due 12/1/15                                            6,580,000          7,262,675
    Mueller Group, Inc.
       10.00%, due 5/1/12                                              7,777,000          8,399,160
    Neenah Foundary Co.
       9.50%, due 1/1/17                          (c)                 16,650,000         16,899,750
                                                                                   ----------------
                                                                                         43,636,110
                                                                                   ----------------
    MISCELLANEOUS - MANUFACTURING (0.8%)
    Clarke American Corp.
       11.75%, due 12/15/13                                           15,180,000         17,457,000
    RBS Global, Inc./Rexnord Corp.
       9.50%, due 8/1/14                          (c)                 20,900,000         21,631,500
                                                                                   ----------------
                                                                                         39,088,500
                                                                                   ----------------
    OIL & GAS (5.1%)
    Chaparral Energy, Inc.
       8.50%, due 12/1/15                                             16,935,000         16,723,313
       8.875%, due 2/1/17                         (c)                 14,850,000         14,812,875
    Chesapeake Energy Corp.
       6.50%, due 8/15/17                                             34,820,000         33,253,100
       6.625%, due 1/15/16                                             7,560,000          7,352,100
       6.875%, due 11/15/20                                            3,400,000          3,264,000
    Colorado Interstate Gas Co.
       5.95%, due 3/15/15                                             11,080,000         10,888,050
    Forest Oil Corp.
       8.00%, due 12/15/11                                             7,482,000          7,762,575
    Hilcorp Energy I, L.P./Hilcorp Finance Co.
       9.00%, due 6/1/16                          (c)(f)              12,185,000         12,916,100
       10.50%, due 9/1/10                         (c)                  5,114,000          5,478,373
    Mariner Energy, Inc.
       7.50%, due 4/15/13                                             17,220,000         16,703,400
    Newfield Exploration Co.
       6.625%, due 4/15/16                                             1,785,000          1,749,300
    Parker Drilling Co.
       9.625%, due 10/1/13                                             9,710,000         10,596,038
    Petroquest Energy, Inc.
       10.375%, due 5/15/12                                            3,880,000          4,044,900
    Pogo Producing Co.

       6.875%, due 10/1/17                                            28,760,000         27,106,300
    Venoco, Inc.
       8.75%, due 12/15/11                                            10,795,000         10,633,075
    Vintage Petroleum, Inc.
       8.25%, due 5/1/12                                              25,580,000         26,697,616
    Whiting Petroleum Corp.
       7.00%, due 2/1/14                                              12,070,000         11,888,950
       7.25%, due 5/1/13                                               5,875,000          5,830,938
    Williams Cos., Inc.
       7.125%, due 9/1/11                                              4,745,000          4,922,938
                                                                                   ----------------
                                                                                        232,623,941
                                                                                   ----------------
    OIL & GAS SERVICES (0.8%)
    Allis-Chalmers Energy, Inc.
       8.50%, due 3/1/17                          (c)                  8,765,000          8,765,000
       9.00%, due 1/15/14                                             14,270,000         14,484,050
    Complete Production Services, Inc.
       8.00%, due 12/15/16                        (c)                 11,850,000         11,998,125
                                                                                   ----------------
                                                                                         35,247,175
                                                                                   ----------------
    PACKAGING & CONTAINERS (2.0%)
    Berry Plastics Holding Corp.
       8.875%, due 9/15/14                        (c)                 10,825,000         11,176,813
    Owens-Brockway Glass Container, Inc.
       7.75%, due 5/15/11                                                 45,000             46,350
       8.25%, due 5/15/13                                              5,710,000          5,952,675
       8.75%, due 11/15/12                                            10,250,000         10,839,375
       8.875%, due 2/15/09                                            36,533,000         37,354,993
    Owens-Illinois, Inc.
       8.10%, due 5/15/07                                             24,865,000         24,927,163
                                                                                   ----------------
                                                                                         90,297,369
                                                                                   ----------------
    PIPELINES (3.2%)
    ANR Pipeline Co.
       7.375%, due 2/15/24                                             2,555,000          2,875,165
       8.875%, due 3/15/10                                             4,880,000          5,109,868
       9.625%, due 11/1/21                                            20,721,000         27,570,140
    El Paso Natural Gas Co.
       7.50%, due 11/15/26                                             2,835,000          3,105,836
       7.625%, due 8/1/10                                              8,175,000          8,502,000
       8.375%, due 6/15/32                                            11,060,000         13,280,483
    El Paso Production Holding Co.
       7.75%, due 6/1/13                                              14,950,000         15,473,250
    MarkWest Energy Partners, L.P./MarkWest
       Energy Finance Corp.
       Series B
       6.875%, due 11/1/14                                             5,525,000          5,276,375
       8.50%, due 7/15/16                         (c)                 19,610,000         20,247,325
    Pacific Energy Partners, L.P./Pacific
       Energy Finance Corp.
       7.125%, due 6/15/14                                             5,940,000          6,139,655
    Southern Natural Gas Co.
       7.35%, due 2/15/31                                              2,130,000          2,300,856
       8.00%, due 3/1/32                                               1,420,000          1,643,573
    Tennessee Gas Pipeline Co.
       7.625%, due 4/1/37                                             30,840,000         34,315,113
                                                                                   ----------------
                                                                                        145,839,639
                                                                                   ----------------

    REAL ESTATE (2.3%)
    Chukchansi Economic Development Authority
       8.00%, due 11/15/13                        (c)                  6,480,000          6,706,800
    Crescent Real Estate Equities, L.P.
*      7.50%, due 9/15/07                                             42,142,000         42,352,710
       9.25%, due 4/15/09                                                 25,000             25,625
    Host Hotels & Resorts, L.P.
       6.875%, due 11/1/14                        (c)                  6,500,000          6,524,375
    Host Marriott, L.P.
       Series Q
       6.75%, due 6/1/16                                               2,595,000          2,575,538
    Omega Healthcare Investors, Inc.
       7.00%, due 4/1/14                                              26,445,000         26,445,000
    Trustreet Properties, Inc.
       7.50%, due 4/1/15                                              19,240,000         20,779,200
                                                                                   ----------------
                                                                                        105,409,248
                                                                                   ----------------
    RETAIL (1.9%)
    Harry & David Holdings, Inc.
       9.00%, due 3/1/13                                               8,265,000          8,223,675
    Michaels Stores, Inc.
       10.00%, due 11/1/14                        (c)                  4,455,000          4,755,713
    Rite Aid Corp.
       7.50%, due 1/15/15                                             16,370,000         16,308,613
       8.125%, due 5/1/10                                                495,000            506,138
    Sbarro, Inc.
       10.375%, due 2/1/15                        (c)                  2,665,000          2,718,300
    Star Gas Partners, L.P./Star Gas
       Finance Co.
       Series B
       10.25%, due 2/15/13                                            28,144,000         29,480,840
    Toys "R" Us, Inc.
       7.625%, due 8/1/11                                             24,890,000         23,521,050
                                                                                   ----------------
                                                                                         85,514,329
                                                                                   ----------------
    SOFTWARE (0.5%)
    Serena Software, Inc.
       10.375%, due 3/15/16                       (f)                  4,400,000          4,697,000
    SS&C Technologies, Inc.
       11.75%, due 12/1/13                                            15,440,000         17,061,200
                                                                                   ----------------
                                                                                         21,758,200
                                                                                   ----------------
    TELECOMMUNICATIONS (4.1%)
    Centennial Cellular Operating Co./
       Centennial Communications Corp.
       10.125%, due 6/15/13                                           17,770,000         19,169,388
    Dobson Cellular Systems, Inc.
       8.375%, due 11/1/11                        (f)                  3,775,000          3,987,344
       Series B
       8.375%, due 11/1/11                                             8,070,000          8,523,938
       9.875%, due 11/1/12                                             8,605,000          9,368,694
    GCI, Inc.
       7.25%, due 2/15/14                                              6,635,000          6,618,413
    Lucent Technologies, Inc.
       5.50%, due 11/15/08                        (f)                  8,959,000          8,891,808
       6.45%, due 3/15/29                                             35,346,000         32,164,860
       6.50%, due 1/15/28                                             11,525,000         10,487,750
    PanAmSat Corp.
       9.00%, due 8/15/14                                              6,243,000          6,726,833
       9.00%, due 6/15/16                         (c)                 10,900,000         11,867,375
    Qwest Communications International, Inc.
       7.25%, due 2/15/11                                             12,620,000         12,951,275

       Series B
       7.50%, due 2/15/14                                             18,105,000         18,693,413
    Qwest Corp.
       5.625%, due 11/15/08                                            1,420,000          1,420,000
       7.20%, due 11/10/26                                             6,685,000          6,718,425
       7.50%, due 10/1/14                                              6,400,000          6,792,000
       7.50%, due 6/15/23                                                335,000            340,025
       8.875%, due 3/15/12                                            13,755,000         15,268,050
       8.875%, due 6/1/31                                             10,218,000         10,626,720
                                                                                   ----------------
                                                                                        190,616,311
                                                                                   ----------------
    TEXTILES (1.0%)

*   INVISTA
       9.25%, due 5/1/12                          (c)                 43,530,000         46,577,100
                                                                                   ----------------
    TRUCKING & LEASING (0.2%)
    Interpool, Inc.
       6.00%, due 9/1/14                                              10,595,000          9,747,400
                                                                                   ----------------
    Total Corporate Bonds
       (Cost $2,829,008,745)                                                          2,947,170,843
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    FOREIGN BONDS (8.4%)

    BUILDING MATERIALS (0.1%)
    Ainsworth Lumber Co., Ltd.
       9.364%, due 4/1/13                         (g)                  7,495,000          5,696,200
                                                                                   ----------------
    CHEMICALS (0.2%)
    Nova Chemicals Corp.
       8.502%, due 11/15/13                       (g)                  9,020,000          8,974,900
                                                                                   ----------------
    COMMERCIAL SERVICES (0.4%)
    Quebecor World, Inc.
       9.75%, due 1/15/15                         (c)                 17,140,000         17,889,875
                                                                                   ----------------
    DIVERSIFIED FINANCIAL SERVICES (0.5%)
    Digicel, Ltd.
       9.25%, due 9/1/12                          (c)                 12,255,000         13,112,850
    Galaxy Entertainment Finance Co., Ltd.
       9.875%, due 12/15/12                       (c)(f)               7,725,000          8,362,313
                                                                                   ----------------
                                                                                         21,475,163
                                                                                   ----------------
    ELECTRONICS (0.8%)
    NXP B.V./NXP Funding LLC
       7.875%, due 10/15/14                       (c)                 25,875,000         26,715,938
       9.50%, due 10/15/15                        (c)                  8,340,000          8,621,475
                                                                                   ----------------
                                                                                         35,337,413
                                                                                   ----------------
    FOREST PRODUCTS & PAPER (0.1%)
    Bowater Canada Finance
       7.95%, due 11/15/11                                             5,740,000          5,754,350
                                                                                   ----------------
    INSURANCE (0.0%)                              ++
    Lindsey Morden Group, Inc.
       Series B
       7.00%, due 6/16/08                                        C$    2,965,000          2,185,705
                                                                                   ----------------

    MEDIA (1.3%)
    CanWest Media, Inc.
       8.00%, due 9/15/12                                        $    14,415,455         14,956,035
    Quebecor Media, Inc.
       7.75%, due 3/15/16                                             19,695,000         19,990,425
    Shaw Communications, Inc.
       7.50%, due 11/20/13                                       C$   22,825,000         21,177,519
    Sun Media Corp.
       7.625%, due 2/15/13                                       $        40,000             40,300
    Videotron Ltee
       6.875%, due 1/15/14                                             2,411,000          2,404,973
                                                                                   ----------------
                                                                                         58,569,252
                                                                                   ----------------
    PHARMACEUTICALS (0.1%)
    Angiotech Pharmaceuticals, Inc.
       7.75%, due 4/1/14                                               5,280,000          4,857,600
       9.103%, due 12/1/13                        (c)(g)               1,555,000          1,593,875
                                                                                   ----------------
                                                                                          6,451,475
                                                                                   ----------------
    RETAIL (1.1%)
    Jafra Cosmetics International, Inc./
       Distribuidora Comerical Jafra S.A.
       de C.V.
       10.75%, due 5/15/11                                            11,873,000         12,644,745
    Jean Coutu Group PJC, Inc.
       8.50%, due 8/1/14                          (f)                 36,815,000         38,287,600
                                                                                   ----------------
                                                                                         50,932,345
                                                                                   ----------------
    SEMICONDUCTORS (0.2%)
    MagnaChip Semiconductor S.A.
       8.61%, due 12/15/11                        (f)(g)               8,975,000          7,673,625
                                                                                   ----------------
    TELECOMMUNICATIONS (3.0%)
    Inmarsat Finance PLC
       (zero coupon), due 11/15/12
       10.375%, beginning 11/15/08                                    22,335,000         20,715,713
    Intelsat Subsidiary Holding Co., Ltd.
       8.25%, due 1/15/13                                             19,360,000         20,037,600
       10.252%, due 1/15/12                       (g)                  8,050,000          8,130,500
    Millicom International Cellular S.A.
       10.00%, due 12/1/13                                            26,360,000         28,897,150
    MobiFon Holdings B.V.
       12.50%, due 7/31/10                                            13,425,000         14,666,813
    Nortel Networks, Ltd.
       10.75%, due 7/15/16                        (c)                 16,380,000         18,099,900
    Rogers Cantel, Inc.
       9.625%, due 5/1/11                                             19,770,000         22,340,100
    Rogers Wireless, Inc.
       8.00%, due 12/15/12                                             2,930,000          3,083,825
    Satelites Mexicanos S.A. de C.V.
       14.11%, due 11/30/11                       (g)                  1,926,800          2,042,408
                                                                                   ----------------
                                                                                        138,014,009
                                                                                   ----------------
    TRANSPORTATION (0.6%)
    Grupo Transportacion Ferroviaria Mexicana
       S.A. de C.V.
       12.50%, due 6/15/12                                            16,270,000         17,571,600
    Stena AB
       9.625%, due 12/1/12                                            10,205,000         10,983,131
                                                                                   ----------------
                                                                                         28,554,731
                                                                                   ----------------
    Total Foreign Bonds
       (Cost $370,692,954)                                                              387,509,043
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    LOAN ASSIGNMENTS & PARTICIPATIONS (7.0%)      (i)

    AUTO MANUFACTURERS (0.5%)
    Navistar International Corp.
       Revolver
       8.548%, due 1/3/12                                              6,400,000          6,510,003
       Term Loan B
       8.61%, due 1/3/12                                              17,600,000         17,902,509
                                                                                   ----------------
                                                                                         24,412,512
                                                                                   ----------------
    AUTO PARTS & EQUIPMENT (0.5%)
    Goodyear Tire & Rubber Co. (The)
       2nd Lien Term Loan
       8.14%, due 4/30/10                                             20,350,000         20,557,733
                                                                                   ----------------
    CHEMICALS (0.5%)
    Talecris Biotherapeutics, Inc.
       1st Lien Term Loan
       (zero coupon), due 12/6/13                                      7,500,000          7,528,125
       2nd Lien Term Loan
       13.50%, due 12/6/14                                            14,995,000         15,013,744
                                                                                   ----------------
                                                                                         22,541,869
                                                                                   ----------------
    CONTAINERS & PACKAGING (0.0%)                 ++
    Graham Packaging Holdings Co.
       2nd Lien Term Loan
       9.688%, due 4/7/12                                                714,286            720,893
                                                                                   ----------------
    HEALTH CARE-SERVICES (0.7%)
    HCA, Inc.
       Term Loan B
       8.11%, due 11/17/13                                            31,800,000         32,083,020
                                                                                   ----------------
    MEDIA (0.7%)
    Nielsen Finance LLC
       Dollar Term Loan
       8.19%, due 8/6/13                                              29,944,950         30,167,830
                                                                                   ----------------
    MINING (0.7%)
    Aleris International, Inc.
       New Term Loan B
       7.75%, due 12/21/11                                            11,160,000         11,257,650
    BHM Technologies LLC
       1st Lien Term Loan
       8.435%, due 7/23/13                                            21,900,766         21,188,991
                                                                                   ----------------
                                                                                         32,446,641
                                                                                   ----------------
    PHARMACEUTICALS (0.2%)
    Warner Chilcott Corp.
       1st Lien Tranche D Term Loan
       7.867%, due 1/18/12                                             8,129,351          8,162,738

       Dovonex Delayed Draw Term Loan
       7.867%, due 1/18/12                                             1,762,145          1,766,991
                                                                                   ----------------
                                                                                          9,929,729
                                                                                   ----------------
    REAL ESTATE (1.1%)
    LNR Property Corp.
       Term Loan A1
       8.22%, due 7/12/09                                              2,830,000          2,833,538
       Initial Tranche B Term Loan
       8.22%, due 7/12/11                                             25,475,000         25,593,280
       Term Loan A2
       8.47%, due 7/12/09                                              2,830,000          2,817,619
    Rental Services Corp.
       2nd Lien Term Loan
       8.86%, due 12/2/13                                             11,185,000         11,373,747
    Riverdeep Interactive Learning USA, Inc.
       Bridge Loan
       11.07%, due 12/20/07                                            8,840,000          8,795,800
                                                                                   ----------------
                                                                                         51,413,984
                                                                                   ----------------
    RETAIL (1.2%)
    Michaels Stores, Inc.
       Term Loan B
       8.375%, due 10/31/13                                           22,927,188         23,096,757
    Neiman Marcus Group, Inc. (The)
       Term Loan B
       7.641%, due 4/6/13                                             12,825,316         12,955,070
    Toys "R" Us (Delaware), Inc.
       Term Loan
       10.33%, due 1/9/13                                             18,220,000         18,368,038
                                                                                   ----------------
                                                                                         54,419,865
                                                                                   ----------------
    SOFTWARE (0.5%)
    SunGard Data Systems, Inc.
       Term Loan
       7.999%, due 2/11/13                                            24,240,850         24,451,067
                                                                                   ----------------
    TELECOMMUNICATIONS (0.4%)
    Qwest Corp.
       Term Loan B
       6.95%, due 6/30/10                                             18,000,000         18,416,250
                                                                                   ----------------
    Total Loan Assignments & Participations
       (Cost $318,375,076)                                                              321,561,393
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    YANKEE BONDS (1.3%)                           (j)

    ENVIRONMENTAL CONTROL (0.1%)
    Marsulex, Inc.
       9.625%, due 7/1/08                                              6,355,000          6,355,000
                                                                                   ----------------
    FOREST PRODUCTS & PAPER (0.6%)
    Abitibi-Consolidated, Inc.
       8.85%, due 8/1/30                                               8,217,000          7,477,470
    Smurfit Capital Funding PLC
       7.50%, due 11/20/25                                            18,045,000         18,225,450
                                                                                   ----------------
                                                                                         25,702,920
                                                                                   ----------------

    INSURANCE (0.4%)
    Fairfax Financial Holdings, Ltd.
       7.375%, due 4/15/18                        (f)                  6,117,000          5,704,103
       7.75%, due 7/15/37                         (f)                  4,810,000          4,389,125
       8.25%, due 10/1/15                                              5,175,000          5,136,188
       8.30%, due 4/15/26                         (f)                  3,000,000          2,902,500
                                                                                   ----------------
                                                                                         18,131,916
                                                                                   ----------------
    TELECOMMUNICATIONS (0.2%)
    Nortel Networks Corp.
       6.875%, due 9/1/23                                              3,000,000          2,640,000
    Rogers Cantel, Inc.
       9.75%, due 6/1/16                                               3,660,000          4,538,400
                                                                                   ----------------
                                                                                          7,178,400
                                                                                   ----------------
    Total Yankee Bonds
       (Cost $49,862,459)                                                                57,368,236
                                                                                   ----------------
    Total Long-Term Bonds
       (Cost $3,713,724,763)                                                          3,860,750,413
                                                                                   ----------------

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------

    COMMON STOCKS (1.7%)

    AGRICULTURE (0.0%)                            ++
    North Atlantic Trading Co., Inc.              (a)(b)(k)(l)             2,156                 21
                                                                                   ----------------
    BUILDING MATERIALS (0.0%)                     ++
    Ainsworth Lumber Co., Ltd.                    (f)                    158,400          1,405,008
                                                                                   ----------------
    COMMERCIAL SERVICES (0.0%)                    ++
    Dinewise, Inc.                                (b)(k)               8,434,374             84,344
                                                                                   ----------------
    DIVERSIFIED FINANCIAL SERVICES (0.1%)
    El Comandante Capital Corp.                   (b)(k)(n)           21,941,051          2,676,808
                                                                                   ----------------
    ELECTRIC (0.0%)                               ++
    Dynegy, Inc. Class A                          (k)                      3,925             27,671
                                                                                   ----------------
    HOLDING COMPANIES - DIVERSIFIED (0.0%)        ++
    TLC Beatrice International Holdings           (a)(b)(k)               25,000             25,000
                                                                                   ----------------
    INTERNET (0.3%)
    Globix Corp.                                  (b)(k)(l)            4,820,598         14,577,488
                                                                                   ----------------
    MEDIA (0.2%)
    CBS Corp. Class B                                                    317,100          9,884,007
    Digital On-Demand                             (a)(b)(k)            1,095,395             10,954
                                                                                   ----------------
                                                                                          9,894,961
                                                                                   ----------------
    RETAIL (0.3%)
    Star Gas Partners, L.P.                       (k)                  3,259,945         11,670,603
                                                                                   ----------------
    SOFTWARE (0.1%)
    QuadraMed Corp.                               (a)(k)               1,740,545          5,169,419
    QuadraMed Corp.                               (a)(k)                 434,011          1,289,013
                                                                                   ----------------
                                                                                          6,458,432
                                                                                   ----------------


    TELECOMMUNICATIONS (0.7%)
    Loral Space & Communications, Ltd.            (k)                    670,592         31,967,121
    Remote Dynamics, Inc.                         (k)                    358,615              1,076
                                                                                   ----------------
                                                                                         31,968,197
                                                                                   ----------------
    Total Common Stocks
       (Cost $88,602,952)                                                                78,788,533
                                                                                   ----------------

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    CONVERTIBLE PREFERRED STOCKS (0.6%)

    INTERNET (0.0%)                               ++
    Globix Corp.
       6.00%                                      (a)(b)(k)              572,843          1,856,011
                                                                                   ----------------
    SOFTWARE (0.6%)
    QuadraMed Corp.
       5.50%                                      (a)(c)(k)              950,000         25,175,000
                                                                                   ----------------
    Total Convertible Preferred Stocks
       (Cost $24,367,654)                                                                27,031,011
                                                                                   ----------------

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    PREFERRED STOCKS (1.7%)

    MEDIA (0.4%)
    Haights Cross Communications, Inc.
       16.00%                                     (a)(l)                 397,662         16,304,142
    Ziff Davis Holdings, Inc.
       10.00%                                     (a)(b)(k)                4,240            381,600
                                                                                   ----------------
                                                                                         16,685,742
                                                                                   ----------------
    REAL ESTATE INVESTMENT TRUSTS (1.0%)
    Sovereign Real Estate Investment Corp.
*      12.00%                                     (c)                     31,193         48,115,202
                                                                                   ----------------
    TELECOMMUNICATIONS (0.3%)
    Loral Skynet Corp.
       12.00% Series A                            (f)(h)                  61,945         12,574,835
                                                                                   ----------------
    Total Preferred Stocks
       (Cost $60,744,627)                                                                77,375,779
                                                                                   ----------------

                                                                    NUMBER OF
                                                                     WARRANTS            VALUE
                                                                 ---------------   ----------------
    WARRANTS (0.0%)                               ++

    MEDIA (0.0%)                                  ++
    Haights Cross Communications, Inc.
       Strike Price $0.001
       Expire 12/10/11                            (a)(b)(k)(l)              433                  4
       Preferred Class A
       Strike Price $0.001
       Expire 12/10/11                            (a)(b)(k)(l)           409,300              4,093
    Ziff Davis Holdings, Inc.
       Strike Price $0.001
       Expire 8/12/12                             (b)(c)(k)              777,370              7,774
                                                                                   ----------------
    Total Warrants
       (Cost $11,393)                                                                        11,871
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    SHORT-TERM INVESTMENTS (14.6%)

    COMMERCIAL PAPER (11.0%)
    Abbey National North America LLC
       5.24%, due 2/15/07                                        $    49,590,000         49,488,946
    AIG Funding, Inc.
       5.23%, due 2/7/07                                              40,000,000         39,965,133
    CAFCO LLC
       5.287%, due 3/6/07                         (m)                  2,881,336          2,881,336
    Charta LLC
       5.299%, due 3/23/07                        (m)                  3,770,213          3,770,213
    Clipper Receivables Corp.
       5.281%, due 2/13/07                        (m)                  2,881,336          2,881,336
    Commonwealth Bank of Australia (Delaware)
       Finance, Inc.
       5.282%, due 2/28/07                        (m)                  6,645,795          6,645,795
    Deutsche Bank Financial LLC
       5.25%, due 2/5/07                                              56,330,000         56,297,141
    Fairway Finance Corp.
       5.292%, due 2/21/07                        (m)                  2,881,337          2,881,337
    Falcon Asset Securitization Corp.
       5.286%, due 2/13/07                        (m)                  2,881,337          2,881,337
    General Electric Capital Corp.
       5.23%, due 2/6/07                                              37,150,000         37,123,015
    Greyhawk Funding LLC
       5.285%, due 2/7/07                         (m)                  2,881,337          2,881,337
    ING US Funding LLC
       5.245%, due 2/14/07                                            28,465,000         28,411,087
    Jupiter Securitization Corp.
       5.282%, due 2/9/07                         (m)                  2,881,337          2,881,337
    Liberty Street Funding Co.
       5.285%, due 3/2/07                         (m)                  3,841,782          3,841,782
    National Australia Funding Delaware, Inc.
       5.23%, due 2/5/07                          (c)                 25,000,000         24,985,472
    Old Line Funding LLC
       5.282%, due 2/15/07                        (m)                  2,881,336          2,881,336
    Park Avenue Receivables Corp.
       5.286%, due 2/27/07                        (m)                  1,920,891          1,920,891
    Rabobank USA Finance Corp.
       5.24%, due 2/1/07                                              46,015,000         46,015,000
    Sheffield Receivables Corp.
       5.293%, due 2/15/07                        (m)                  3,361,559          3,361,559
    Societe Generale North America, Inc.
       5.24%, due 2/12/07                                             46,895,000         46,819,916
    Toyota Motor Credit Corp.
       5.23%, due 2/2/07                                              44,145,000         44,138,587
       5.235%, due 2/16/07                                            30,390,000         30,323,712
    UBS Finance Delaware LLC
       5.25%, due 2/12/07                                             58,555,000         58,461,068
    Variable Funding Capital Co.
       5.272%, due 2/6/07                         (m)                  2,881,336          2,881,336
    Yorktown Capital LLC
       5.276%, due 2/8/07                         (m)                  2,881,336          2,881,336
                                                                                   ----------------
    Total Commercial Paper
       (Cost $507,501,345)                                                              507,501,345
                                                                                   ----------------

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    INVESTMENT COMPANIES (1.5%)
    BGI Institutional Money Market Fund           (m)                 23,095,429         23,095,429
    Merrill Lynch Funds - Premier
       Institutional Money Market Fund                                47,638,312         47,638,312
                                                                                   ----------------
    Total Investment Companies
       (Cost $70,733,741)                                                                70,733,741
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    REPURCHASE AGREEMENT (0.1%)
    Morgan Stanley & Co. 5.42%, dated 1/31/07
       due 2/1/07 Proceeds at Maturity $4,802,950
       (Collateralized by various Corporate
       Bonds, with rates between 5.19% - 8.60%
       and maturity dates between 5/19/10 -
       12/29/49, with a Principal Amount of
       $5,006,810 and a Market Value of $4,975,978)(m)           $     4,802,227          4,802,227
                                                                                   ----------------
    Total Repurchase Agreement
       (Cost $4,802,227)                                                                  4,802,227
                                                                                   ----------------
    TIME DEPOSITS (2.0%)
    Banco Bilbao Vizcaya Argentaria S.A.
       5.305%, due 4/26/07                        (m)                  7,683,564          7,683,564
    Bank of America Corp.
       5.27%, due 3/20/07                         (g)(m)              10,564,900         10,564,900
    BNP Paribas
       5.26%, due 2/8/07                          (m)                  6,723,118          6,723,118
    Calyon
       5.31%, due 2/12/07                         (m)                  7,683,564          7,683,564
    Citigroup, Inc.
       5.325%, due 3/22/07                        (m)                  6,723,118          6,723,118
    Lloyds TSB Bank PLC
       5.29%, due 2/21/07                         (m)                  7,683,564          7,683,564
    National Australia Bank, Ltd.
       5.28%, due 2/1/07                          (m)                 16,327,573         16,327,573
    Rabobank Nederland
       5.29%, due 3/6/07                          (m)                  7,683,564          7,683,564
    Skandinaviska Enskilda Banken AB
       5.28%, due 2/23/07                         (m)                 10,564,900         10,564,900
    Standard Chartered Bank
       5.28%, due 2/9/07                          (m)                  7,683,564          7,683,564
                                                                                   ----------------
    Total Time Deposits
       (Cost $89,321,429)                                                                89,321,429
                                                                                   ----------------
    Total Short-Term Investments
       (Cost $672,358,742)                                                              672,358,742
                                                                                   ----------------
    Total Investments
       (Cost $4,559,810,131)                      (o)                      102.6%     4,716,316,349(p)
    Liabilities in Excess of
       Cash and Other Assets                                                (2.6)      (119,304,809)

                                                                 ---------------   ----------------
     Net Assets                                                            100.0%  $  4,597,011,540
                                                                 ===============   ================

+    Percentages indicated are based on Fund net assets.

++   Less than one tenth of a percent.

* Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a) Illiquid security. The total market value of these securities at January 31, 2007 is $52,411,708, which represents 1.1% of the Fund's net assets.

(b) Fair valued security. The total market value of these securities at January 31, 2007 is $21,805,410, which reflects 0.5% of the Fund's net assets.

(c) May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(d)  Issue in default.

(e)  Issuer in bankruptcy.

(f)  Represents a security, or a portion thereof, which is out on loan.

(g)  Floating rate. Rate shown is the rate in effect at January 31, 2007.

(h) PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.

(i) Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at January 31, 2007. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(j) Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.

(k)  Non-income producing security.

(l)  Restricted security.

(m) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(n)  Escrow shares.

(o)  The cost for federal income tax purposes is $4,572,262,495.

(p) At January 31, 2007 net unrealized appreciation was $144,053,854, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $270,875,270 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $126,821,416.

     The following abbreviations are used in the above portfolio:

C$   - Canadian Dollar

HIGH YIELD CORPORATE BOND FUND

RESTRICTED SECURITIES HELD AT JANUARY 31, 2007:

                                                       NUMBER OF
                                        DATE(S) OF     WARRANTS/                   1/31/07     PERCENTAGE OF
SECURITY                               ACQUISITION       SHARES        COST         VALUE        NET ASSETS
--------                             ---------------   ---------   -----------   -----------   -------------
Globix Corp.
   Common Stock                      10/4/01-4/11/06   4,820,598   $ 2,474,976   $14,577,488       0.3%
Haights Cross Communications, Inc.
   Preferred Stock 16.00%                    1/22/04     397,662    18,548,475    16,304,142       0.4
   Preferred Class A Warrants                1/22/04     409,300         4,093         4,093       0.0(a)
   Warrants                                  1/22/04         433             4             4       0.0(a)
North Atlantic Trading Co., Inc.
   Common Stock                              4/21/04       2,156            21            21       0.0(a)
                                                                   -----------   -----------       ---
                                                                   $21,027,569   $30,885,748       0.7%
                                                                   -----------   -----------       ---

(a)  Less than one tenth of a percent.

MAINSTAY INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS +++                          January 31, 2007 unaudited

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    COMMON STOCKS (93.2%)                         +

    CANADA (2.3%)
    Loblaw Cos., Ltd. (food & staples
       retailing)                                 (a)                    413,600   $     18,082,699
                                                                                   ----------------
    FINLAND (2.7%)
    Nokian Renkaat Oyj (auto components)          (a)                    598,402         11,849,473
    TietoEnator Oyj (IT Services)                 (a)                    371,400         10,030,087
                                                                                   ----------------
                                                                                         21,879,560
                                                                                   ----------------
    FRANCE (2.6%)
    BNP Paribas S.A. (commercial banks)                                   66,780          7,502,599
    Neopost S.A. (office electronics)                                     25,748          3,318,698
    Total S.A. (oil, gas & consumable fuels)                             154,600         10,439,804
                                                                                   ----------------
                                                                                         21,261,101
                                                                                   ----------------
    GERMANY (7.9%)
    Allianz AG (insurance)                        (a)                     16,500          3,302,448
    Bayerische Motoren Werke AG (automobiles)                            304,438         18,660,432
*   Hannover Rueckversicherung AG (insurance)     (b)                    482,748         21,530,868
    Muenchener Rueckversicherungs -
       Gesellschaft AG Registered (insurance)                             30,409          4,807,853
    Puma AG Rudolf Dassler Sport (textiles,
       apparel & luxury goods)                                            31,700         11,561,528
    Rational AG (household durables)                                       4,360            778,335
    Siemens AG (industrial conglomerates)         (a)                     28,200          3,106,571
                                                                                   ----------------
                                                                                         63,748,035
                                                                                   ----------------
    GREECE (0.6%)
    OPAP S.A. (hotels, restaurants & leisure)                            136,949          5,143,939
                                                                                   ----------------
    HONG KONG (3.0%)
    Esprit Holdings, Ltd. (specialty retail)                           1,785,000         18,240,459
    HongKong Electric Holdings, Ltd. (electric
       utilities)                                                        789,600          3,902,964
    Yue Yuen Industrial Holdings, Ltd.
       (textiles, apparel & luxury goods)                                619,500          2,088,680
                                                                                   ----------------
                                                                                        24,232,103
                                                                                   ----------------
    IRELAND (1.3%)
    Bank of Ireland (commercial banks)                                   466,103        10,475,578
                                                                                   ----------------
    ITALY (11.9%)
    Assicurazioni Generali S.p.A. (insurance)                            259,500         11,224,289
    Enel S.p.A. (electric utilities)              (a)                  1,557,400         16,541,615
    ENI S.p.A. (oil, gas & consumable fuels)      (a)                    345,100         11,134,458
    ENI S.p.A., Sponsored ADR (oil, gas &
       consumable fuels)                          (c)                     17,200          1,108,884
*   Mediaset S.p.A. (media)                                            2,698,568         32,573,015
    Snam Rete Gas S.p.A. (gas utilities)                               3,349,381         19,745,476
    Terna S.p.A. (electric utilities)                                    900,000          3,129,817
                                                                                   ----------------
                                                                                         95,457,554
                                                                                   ----------------

    JAPAN (6.7%)
    Canon, Inc. (office electronics)                                     261,150         13,774,148
    Canon, Inc., Sponsored ADR (office
       electronics)                               (c)                     37,384          1,974,249
    FamilyMart Co., Ltd. (food & staples
       retailing)                                                         35,900            932,417
    Keyence Corp. (electronic equipment &
       instruments)                                                        2,800            631,886
    OBIC Co., Ltd. (IT Services)                                          25,620          5,432,254
    RICOH Co., Ltd. (office electronics)                                 699,400         15,276,226
    Takeda Pharmaceutical Co., Ltd.
       (pharmaceuticals)                                                 212,500         13,873,118
    Tokyo Gas Co., Ltd. (gas utilities)           (a)                    323,000          1,677,811
                                                                                   ----------------
                                                                                         53,572,109
                                                                                   ----------------
    NETHERLANDS (7.0%)
*   Reed Elsevier N.V. (media)                                         1,451,470         25,490,320
    SNS Reaal (diversified financial services)                            41,000            907,587
*   TNT N.V. (air freight & logistics)                                   655,446         29,808,259
                                                                                   ----------------
                                                                                         56,206,166
                                                                                   ----------------
    NORWAY (0.6%)
    Tandberg Television ASA (communications
       equipment)                                 (a)(b)                 325,100          5,111,218
                                                                                   ----------------
    SINGAPORE (1.9%)
    DBS Group Holdings, Ltd. (commercial banks)                          372,000          5,326,901
    Venture Corp., Ltd. (electronic equipment &
       instruments)                                                    1,084,600          9,997,321
                                                                                   ----------------
                                                                                         15,324,222
                                                                                   ----------------
    SPAIN (3.3%)
*   Banco Popular Espanol S.A. (commercial
       banks)                                                          1,385,570         26,618,626
                                                                                   ----------------
    SWEDEN (4.1%)
    Assa Abloy AB Class B (building products)                            430,800          9,459,700
    Munters AB (machinery)                                                 5,000            231,352
    Svenska Handelsbanken Class A (commercial
       banks)                                                            217,900          6,701,933
    Telefonaktiebolaget LM Ericsson Class B
       (communications equipment)                                      1,754,800          6,971,444
    Telefonaktiebolaget LM Ericsson, Sponsored
       ADR (communications equipment)             (a)(c)                 242,700          9,657,033
                                                                                   ----------------
                                                                                         33,021,462
                                                                                   ----------------
    SWITZERLAND (12.4%)
    Logitech International S.A. Registered
       (computers & peripherals)                  (a)(b)                 364,720         10,642,530
*   Nestle S.A. Registered (food products)                                78,310         28,731,507
*   Novartis AG Registered (pharmaceuticals)                             211,048         12,186,145
*   Novartis AG, ADR (pharmaceuticals)            (c)                    199,100         11,486,079
    Roche Holding AG Genusscheine
       (pharmaceuticals)                                                 110,813         20,891,141
    Swiss Reinsurance (insurance)                                        192,200         16,047,126
                                                                                   ----------------
                                                                                         99,984,528
                                                                                   ----------------
    UNITED KINGDOM (22.5%)
    BP PLC, Sponsored ADR (oil, gas &
       consumable fuels)                          (c)                    335,433         21,303,350
*   Diageo PLC (beverages)                                             1,053,261         20,528,974
*   Diageo PLC, Sponsored ADR (beverages)         (c)                     47,216          3,717,316

    GlaxoSmithKline PLC, ADR (pharmaceuticals)    (c)                    151,600          8,206,108
    ICAP PLC (capital markets)                                            87,700            846,637
    Lloyds TSB Group PLC (commercial banks)                            1,343,200         15,407,480
    Lloyds TSB Group PLC, Sponsored ADR
       (commercial banks)                         (a)(c)                  52,910          2,454,495
    Provident Financial PLC (consumer finance)                         1,273,056         18,411,294
    Rolls-Royce Group PLC (aerospace & defense)   (b)                    695,199          6,393,063
    Royal Bank of Scotland Group PLC
       (commercial banks)                                                262,000         10,584,794
    Royal Dutch Shell PLC Class A, ADR (oil,
       gas & consumable fuels)                    (a)(c)                  51,000          3,480,750
    Smith & Nephew PLC (health care equipment
       & supplies)                                                     1,169,841         13,165,457
*   Tesco PLC (food & staples retailing)                               4,752,573         39,124,507
    Vodafone Group PLC, ADR (wireless
       telecommunication services)                (a)(c)                 599,824         17,628,827
                                                                                   ----------------
                                                                                        181,253,052
                                                                                   ----------------
    UNITED STATES (2.4%)
    AFLAC, Inc. (insurance)                                              406,557         19,356,179
                                                                                   ----------------
    Total Common Stocks
       (Cost $602,506,144)                                                              750,728,131
                                                                                   ----------------

                                                                    NUMBER OF
                                                                    CONTRACTS            VALUE
                                                                 ---------------   ----------------
    PURCHASED CALL OPTION (0.0%)                  ++

    UNITED STATES (0.0%)                          ++
    Logitech International S.A.
       Strike Price $25.00
       Expire 6/16/07                             (b)                    123,000             73,800
                                                                                   ----------------
    Total Purchased Call Option
       (Cost $131,935)                                                                       73,800
                                                                                   ----------------

                                                                    NUMBER OF
                                                                     WARRANTS            VALUE
                                                                 ---------------   ----------------
    WARRANTS (3.5%)

    IRELAND (3.5%)
*   Ryanair Holdings PLC
       Strike Price E0.000001
       Expire 3/21/08 (airlines)                  (b)(d)               1,897,594         27,799,095
                                                                                   ----------------
    Total Warrants
       (Cost $17,003,741)                                                                27,799,095
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    SHORT-TERM INVESTMENTS (9.3%)

    COMMERCIAL PAPER (2.9%)

    UNITED STATES (2.9%)
    CAFCO LLC
       5.287%, due 3/6/07 (capital markets)       (e)            $     1,276,877          1,276,877
    Charta LLC
       5.299%, due 3/23/07 (capital markets)      (e)                  1,670,787          1,670,787
    Clipper Receivables Corp.
       5.281%, due 2/13/07 (capital markets)      (e)                  1,276,877          1,276,877

    Commonwealth Bank of Australia (Delaware)
       Finance, Inc.
       5.282%, due 2/28/07 (capital markets)      (e)                  2,945,114          2,945,114
    Fairway Finance Corp.
       5.292%, due 2/21/07 (capital markets)      (e)                  1,276,877          1,276,877
    Falcon Asset Securitization Corp.
       5.286%, due 2/13/07 (capital markets)      (e)                  1,276,877          1,276,877
    Greyhawk Funding LLC
       5.285%, due 2/7/07 (capital markets)       (e)                  1,276,877          1,276,877
    Jupiter Securitization Corp.
       5.282%, due 2/9/07 (capital markets)       (e)                  1,276,877          1,276,877
    Liberty Street Funding Co.
       5.285%, due 3/2/07 (capital markets)       (e)                  1,702,503          1,702,503
    Old Line Funding LLC
       5.282%, due 2/15/07 (capital markets)      (e)                  1,276,877          1,276,877
    Park Avenue Receivables Corp.
       5.286%, due 2/27/07 (capital markets)      (e)                    851,251            851,251
    Rabobank USA Finance Corp.
       5.27%, due 2/1/07 (capital markets)                             3,385,000          3,385,000
    Sheffield Receivables Corp.
       5.293%, due 2/15/07 (capital markets)      (e)                  1,489,690          1,489,690
    Variable Funding Capital Co.
       5.272%, due 2/6/07 (capital markets)       (e)                  1,276,877          1,276,877
    Yorktown Capital LLC
       5.276%, due 2/8/07 (capital markets)       (e)                  1,276,877          1,276,877
                                                                                   ----------------
    Total Commercial Paper
       (Cost $23,536,238)                                                                23,536,238
                                                                                   ----------------

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    INVESTMENT COMPANY (1.3%)

    UNITED STATES (1.3%)
    BGI Institutional Money Market Fund
       (capital markets)                          (e)                 10,234,842         10,234,842
                                                                                   ----------------
    Total Investment Company
       (Cost $10,234,842)                                                                10,234,842
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    REPURCHASE AGREEMENT (0.2%)

    UNITED STATES (0.2%)
    Morgan Stanley & Co. 5.42%, dated 1/31/07
       due 2/1/07 Proceeds at Maturity $2,128,448
       (Collateralized by various Corporate
       Bonds, with rates between 5.19% - 8.60%
       and maturity dates between 5/19/10 -
       12/29/49, with a Principal Amount of
       $2,218,790 and a Market Value of $2,205,127
       (capital markets)                          (e)            $     2,128,128          2,128,128
                                                                                   ----------------
    Total Repurchase Agreement
       (Cost $2,128,128)                                                                  2,128,128
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    TIME DEPOSITS (4.9%)

    UNITED STATES (4.9%)
    Banco Bilbao Vizcaya Argentaria S.A.
       5.305%, due 4/26/07 (capital markets)      (e)                  3,405,005          3,405,005
    Bank of America Corp.

       5.27%, due 3/20/07 (capital markets)       (e)(f)               4,681,882          4,681,882
    BNP Paribas
       5.26%, due 2/8/07 (capital markets)        (e)                  2,979,380          2,979,380
    Calyon
       5.31%, due 2/12/07 (capital markets)       (e)                  3,405,005          3,405,005
    Citigroup, Inc.
       5.325%, due 3/22/07 (capital markets)      (e)                  2,979,380          2,979,380
    Lloyds TSB Bank PLC
       5.29%, due 2/21/07 (capital markets)       (e)                  3,405,005          3,405,005
    National Australia Bank, Ltd.
       5.28%, due 2/1/07 (capital markets)        (e)                  7,235,636          7,235,636
    Rabobank Nederland
       5.29%, due 3/6/07 (capital markets)        (e)                  3,405,006          3,405,006
    Skandinaviska Enskilda Banken AB
       5.28%, due 2/23/07 (capital markets)       (e)                  4,681,882          4,681,882
    Standard Chartered Bank
       5.28%, due 2/9/07 (capital markets)        (e)                  3,405,006          3,405,006
                                                                                   ----------------
    Total Time Deposits
       (Cost $39,583,187)                                                                39,583,187
                                                                                   ----------------
    Total Short-Term Investments
       (Cost $75,482,395)                                                                75,482,395
                                                                                   ----------------
    Total Investments
       (Cost $695,124,215)                        (g)                      106.0%       854,083,421(h)
    Liabilities in Excess of
       Cash and Other Assets                                                (6.0)       (48,798,975)
                                                                 ---------------   ----------------
    Net Assets                                                             100.0%  $    805,284,446
                                                                 ===============   ================

                                                                    NUMBER OF
                                                                    CONTRACTS            VALUE
                                                                 ---------------   ----------------
    WRITTEN CALL OPTION (0.0%)                    ++

    UNITED STATES (0.0%)                          ++
    Logitech International S.A.
       Strike Price $35.00
       Expire 6/16/07                             (b)                   (123,000)  $        (79,950)
                                                                                   ----------------
    Total Written Call Option
       (Premium Received $106,545)                                                 $        (79,950)
                                                                                   ================

+    Percentages indicated are based on Fund net assets.

++   Less than one tenth of a percent.

* Among the Fund's 10 largest holdings, excluding short-term investments. One of the ten largest holdings may be a security traded on more than one exchange. May be subject to change daily.

+++ Fifty percent of the Fund's assets are maintained to cover "senior securities transactions" which may include, but are not limited to, forwards, TBA's, options and futures. This percentage is marked-to-market daily against the value of the Fund's "senior securities" holdings to ensure proper coverage for these transactions.

(a)  Represents a security, or a portion thereof, which is out on loan.

(b)  Non-income producing security.

(c)  ADR - American Depositary Receipt.

(d) May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(e) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(f)  Floating rate. Rate shown is the rate in effect at January 31, 2007.

(g)  The cost for federal income tax purposes is $696,115,872.

(h) At January 31, 2007 net unrealized appreciation for securities was $157,967,549, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $160,074,978 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $2,107,429.

The following abbreviations are used in the above portfolio:

E - Euro

MAINSTAY INTERNATIONAL EQUITY FUND - CURRENCY

FOREIGN CURRENCY FORWARD CONTRACTS OPEN AS OF JANUARY 31, 2007

                                                                   CONTRACT          CONTRACT        UNREALIZED
                                                                    AMOUNT            AMOUNT        APPRECIATION/
                                                                   PURCHASED           SOLD        (DEPRECIATION)
                                                               ----------------   --------------   --------------
Foreign Cross Currency Contracts:
Australian Dollar vs. Canadian Dollar, expiring 2/9/07         A$    15,827,822   C$  13,514,000    $   802,478
British Pound Sterling vs. Hong Kong Dollar, expiring 6/6/07   L      5,350,000   HKD 80,500,380        151,890
Canadian Dollar vs. Australian Dollar, expiring 2/9/07         C$    10,150,000   A$  11,832,554       (559,788)
Canadian Dollar vs. Australian Dollar, expiring 5/30/07        C$     4,800,000   A$   5,419,723       (102,618)
Japanese Yen vs. Euro Dollar, expiring 7/11/07                 Y  2,319,856,088   E   15,225,000       (338,420)
Japanese Yen vs. Swedish Krona, expiring  3/14/07              Y  1,624,466,280   SK 102,000,000     (1,176,834)
Japanese Yen vs. Swiss Franc, expiring 6/12/07                 Y  4,997,226,237   CF  52,085,000       (212,015)
Norwegian Krone vs. Singapore Dollar, expiring 7/18/07         NOK   18,865,138   SGD  4,505,000         80,005

                                                                   CONTRACT        CONTRACT
                                                                    AMOUNT          AMOUNT
                                                                  PURCHASED          SOLD
                                                               ---------------   -----------
Foreign Currency Buy Contracts:
Australian Dollar vs. U.S. Dollar, expiring 5/30/07            A$   29,536,186   $22,667,278    196,957
British Pound Sterling vs. U.S. Dollar, expiring 6/19/07       L     3,181,779   $ 6,250,000     (3,715)
Japanese Yen vs. U.S. Dollar, expiring 3/5/07                  Y   773,580,600   $ 6,760,000   (322,792)
Japanese Yen vs. U.S. Dollar, expiring 5/29/07                 Y 4,557,311,700   $38,727,952   (376,407)

                                                                 CONTRACT       CONTRACT
                                                                  AMOUNT         AMOUNT
                                                                   SOLD        PURCHASED
                                                               ------------   -----------
Foreign Currency Sale Contracts:
Canadian Dollar vs. U.S. Dollar, expiring 5/30/07              C$22,045,000   $19,392,279       595,059
Euro Dollar vs. U.S. Dollar, expiring 5/29/07                  E 30,658,000   $38,727,951    (1,423,648)
                                                                                            -----------
Net unrealized depreciation on foreign currency forward
   contracts                                                                                $(2,689,848)
                                                                                            ===========

FOREIGN CURRENCY OPEN AS OF JANUARY 31, 2007:

                                                                   CURRENCY           COST         VALUE
                                                               ----------------   -----------   -----------
Australian Dollar                                              A$     3,806,141   $ 3,000,000   $ 2,955,658
Danish Krone                                                   DK        17,248         2,963         3,015
Euro                                                           E      8,857,215    11,495,276    11,544,051
Japanese Yen                                                   Y  1,074,672,592     9,077,769     8,905,142
Pound Sterling                                                 L      1,562,427     3,062,783     3,069,701
Singapore Dollar                                               SGD       64,600        41,968        42,066
Swedish Krona                                                  SK     1,502,780       214,509       216,229
                                                                                  -----------   -----------
                                                                                  $26,895,268   $26,735,862
                                                                                  ===========   ===========

MAINSTAY LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS                              January 31, 2007 unaudited

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    COMMON STOCKS (96.8%)                         +

    AEROSPACE & DEFENSE (4.2%)
    Rockwell Collins, Inc.                                               123,900   $       8,451,219
*   United Technologies Corp.                                            301,500          20,508,030
                                                                                   -----------------
                                                                                          28,959,249
                                                                                   -----------------
    BIOTECHNOLOGY (3.7%)
    Genentech, Inc.                               (a)                    176,100          15,385,857
    Gilead Sciences, Inc.                         (a)                    160,600          10,329,792
                                                                                   -----------------
                                                                                          25,715,649
                                                                                   -----------------
    CAPITAL MARKETS (8.9%)
*   Franklin Resources, Inc.                                             177,900          21,189,669
*   Goldman Sachs Group, Inc. (The)                                      118,200          25,077,312
    Merrill Lynch & Co., Inc.                                             91,300           8,542,028
    T. Rowe Price Group, Inc.                                            134,300           6,445,057
                                                                                   -----------------
                                                                                          61,254,066
                                                                                   -----------------
    CHEMICALS (1.8%)
    Ecolab, Inc.                                  (b)                    131,900           5,790,410
    Monsanto Co.                                                         124,900           6,880,741
                                                                                   -----------------
                                                                                          12,671,151
                                                                                   -----------------
    COMMUNICATIONS EQUIPMENT (9.0%)
*   Cisco Systems, Inc.                           (a)                  1,048,800          27,887,592
    Corning, Inc.                                 (a)                    412,500           8,596,500
    F5 Networks, Inc.                             (a)                     91,600           6,543,904
*   QUALCOMM, Inc.                                                       509,900          19,202,834
                                                                                   -----------------
                                                                                          62,230,830
                                                                                   -----------------
    COMPUTERS & PERIPHERALS (5.4%)
    Apple, Inc.                                   (a)                    191,600          16,425,868
    Hewlett-Packard Co.                                                  257,600          11,148,928
    Network Appliance, Inc.                       (a)                    256,100           9,629,360
                                                                                   -----------------
                                                                                          37,204,156
                                                                                   -----------------
    CONSUMER FINANCE (3.6%)
    American Express Co.                                                 244,800          14,252,256
    SLM Corp.                                                            227,400          10,451,304
                                                                                   -----------------
                                                                                          24,703,560
                                                                                   -----------------
    DIVERSIFIED FINANCIAL SERVICES (3.6%)
    Chicago Mercantile Exchange Holdings, Inc.
       Class A                                    (b)                     23,900          13,462,870
    IntercontinentalExchange, Inc.                (a)                     61,500           8,028,825
    Nymex Holdings, Inc.                          (a)                     27,200           3,504,176
                                                                                   -----------------
                                                                                          24,995,871
                                                                                   -----------------

    ELECTRICAL EQUIPMENT (0.8%)
    Emerson Electric Co.                                                 119,400           5,369,418
                                                                                   -----------------
    ENERGY EQUIPMENT & SERVICES (1.0%)
    Schlumberger, Ltd.                                                   112,800           7,161,672
                                                                                   -----------------
    FOOD & STAPLES RETAILING (3.2%)
    CVS Corp.                                                            244,800           8,237,520
    Walgreen Co.                                                         300,300          13,603,590
                                                                                   -----------------
                                                                                          21,841,110
                                                                                   -----------------
    HEALTH CARE EQUIPMENT & SUPPLIES (3.0%)
    Alcon, Inc.                                   (b)                    103,900          12,235,264
    Intuitive Surgical, Inc.                      (a)(b)                  84,800           8,345,168
                                                                                   -----------------
                                                                                          20,580,432
                                                                                   -----------------
    HEALTH CARE PROVIDERS & SERVICES (2.7%)
    McKesson Corp.                                                       185,600          10,347,200
    WellPoint, Inc.                               (a)                    102,700           8,049,626
                                                                                   -----------------
                                                                                          18,396,826
                                                                                   -----------------
    HOTELS, RESTAURANTS & LEISURE (0.5%)
    International Game Technology                                         71,300           3,098,698
                                                                                   -----------------
    HOUSEHOLD PRODUCTS (3.1%)
*   Procter & Gamble Co. (The)                                           333,700          21,647,119
                                                                                   -----------------
    INDUSTRIAL CONGLOMERATES (3.4%)
*   General Electric Co.                                                 643,800          23,208,990
                                                                                   -----------------
    INTERNET SOFTWARE & SERVICES (4.7%)
    Akamai Technologies, Inc.                     (a)                     91,500           5,140,470
    Baidu.com, Inc., ADR                          (a)(b)(c)               47,400           5,922,156
*   Google, Inc. Class A                          (a)                     42,900          21,505,770
                                                                                   -----------------
                                                                                          32,568,396
                                                                                   -----------------
    IT SERVICES (3.1%)
    Mastercard, Inc. Class A                      (b)                     67,500           7,529,625
    Paychex, Inc.                                                        355,200          14,211,552
                                                                                   -----------------
                                                                                          21,741,177
                                                                                   -----------------
    LIFE SCIENCES TOOLS & SERVICES (1.2%)
    Thermo Fisher Scientific, Inc.                (a)(b)                 172,500           8,254,125
                                                                                   -----------------
    MACHINERY (2.8%)
*   Danaher Corp.                                                        265,100          19,633,306
                                                                                   -----------------
    MEDIA (2.0%)
    Comcast Corp. Class A                         (a)                    319,800          13,898,508
    Interpublic Group of Cos., Inc.               (a)                      1,877              24,701
                                                                                   -----------------
                                                                                          13,923,209
                                                                                   -----------------
    MULTILINE RETAIL (2.7%)
    Kohl's Corp.                                  (a)                    106,900           7,580,279
    Target Corp.                                                         180,700          11,087,752
                                                                                   -----------------
                                                                                          18,668,031
                                                                                   -----------------
    OIL, GAS & CONSUMABLE FUELS (3.0%)
    Southwestern Energy Co.                       (a)                    335,500          12,903,330

    XTO Energy, Inc.                                                     149,900           7,565,453
                                                                                   -----------------
                                                                                          20,468,783
                                                                                   -----------------
    PHARMACEUTICALS (2.8%)
    Allergan, Inc.                                                        87,800          10,247,138
    Wyeth                                                                186,300           9,205,083
                                                                                   -----------------
                                                                                          19,452,221
                                                                                   -----------------
    REAL ESTATE MANAGEMENT & DEVELOPMENT (1.0%)
    CB Richard Ellis Group, Inc. Class A          (a)                    184,500           6,939,045
                                                                                   -----------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
       (1.7%)
    Broadcom Corp. Class A                        (a)                    160,600           5,126,352
    Marvell Technology Group, Ltd.                (a)(b)                 365,100           6,677,679
                                                                                   -----------------
                                                                                          11,804,031
                                                                                   -----------------
    SOFTWARE (5.6%)
    Adobe Systems, Inc.                           (a)                    172,500           6,705,075
    Microsoft Corp.                                                      513,400          15,843,524
    Oracle Corp.                                  (a)                    262,100           4,497,636
    Salesforce.com, Inc.                          (a)(b)                 260,400          11,413,332
                                                                                   -----------------
                                                                                          38,459,567
                                                                                   -----------------
    SPECIALTY RETAIL (0.6%)
    CarMax, Inc.                                  (a)                     73,400           4,215,362
                                                                                   -----------------
    TEXTILES, APPAREL & LUXURY GOODS (1.4%)
    Coach, Inc.                                   (a)                    207,200           9,502,192
                                                                                   -----------------
    TRADING COMPANIES & DISTRIBUTORS (1.2%)
    Fastenal Co.                                  (b)                    222,100           8,279,888
                                                                                   -----------------
    WIRELESS TELECOMMUNICATION SERVICES (5.1%)
*   America Movil SAB de C.V, ADR, Series L       (c)                    438,200          19,438,552
    NII Holdings, Inc.                            (a)(b)                 218,500          16,125,300
                                                                                   -----------------
                                                                                          35,563,852
                                                                                   -----------------
    Total Common Stocks
       (Cost $574,244,492)                                                               668,511,982
                                                                                   -----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    SHORT-TERM INVESTMENTS (7.6%)

    COMMERCIAL PAPER (2.1%)
    CAFCO LLC
       5.287%, due 3/6/07                         (d)            $       936,484             936,484
    Charta LLC
       5.299%, due 3/23/07                        (d)                  1,225,384           1,225,384
    Clipper Receivables Corp.
       5.281%, due 2/13/07                        (d)                    936,484             936,484
    Commonwealth Bank of Australia (Delaware)
       Finance, Inc.
       5.282%, due 2/28/07                        (d)                  2,159,998           2,159,998
    Fairway Finance Corp.
       5.292%, due 2/21/07                        (d)                    936,484             936,484

    Falcon Asset Securitization Corp.
       5.286%, due 2/13/07                        (d)                    936,484             936,484
    Greyhawk Funding LLC
       5.285%, due 2/7/07                         (d)                    936,484             936,484
    Jupiter Securitization Corp.
       5.282%, due 2/9/07                         (d)                    936,484             936,484
    Liberty Street Funding Co.
       5.285%, due 3/2/07                         (d)                  1,248,645           1,248,645
    Old Line Funding LLC
       5.282%, due 2/15/07                        (d)                    936,484             936,484
    Park Avenue Receivables Corp.
       5.286%, due 2/27/07                        (d)                    624,323             624,323
    Sheffield Receivables Corp.
       5.293%, due 2/15/07                        (d)                  1,092,565           1,092,565
    Variable Funding Capital Co.
       5.272%, due 2/6/07                         (d)                    936,484             936,484
    Yorktown Capital LLC
       5.276%, due 2/8/07                         (d)                    936,484             936,484
                                                                                   -----------------
    Total Commercial Paper
       (Cost $14,779,271)                                                                 14,779,271
                                                                                   -----------------

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    INVESTMENT COMPANY (1.1%)
    BGI Institutional Money Market Fund           (d)                  7,506,412           7,506,412
                                                                                   -----------------
    Total Investment Company
       (Cost $7,506,412)                                                                   7,506,412
                                                                                   -----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    REPURCHASE AGREEMENT (0.2%)
    Morgan Stanley & Co. 5.42%, dated 1/31/07
       due 2/1/07 Proceeds at Maturity $1,561,042
       (Collateralized by various Corporate
       Bonds, with rates between 5.19% - 8.60%
       and maturity dates between 5/19/10 -
       12/29/49, with a Principal Amount of
       $1,627,300 and a Market Value of $1,617,279)(d)           $     1,560,807           1,560,807
                                                                                   -----------------
    Total Repurchase Agreement
       (Cost $1,560,807)                                                                   1,560,807
                                                                                   -----------------
    TIME DEPOSITS (4.2%)
    Banco Bilbao Vizcaya Argentaria S.A.
       5.305%, due 4/26/07                        (d)                  2,497,291           2,497,291
    Bank of America Corp.
       5.27%, due 3/20/07                         (d)(e)               3,433,774           3,433,774
    BNP Paribas
       5.26%, due 2/8/07                          (d)                  2,185,129           2,185,129
    Calyon
       5.31%, due 2/12/07                         (d)                  2,497,290           2,497,290
    Citigroup, Inc.
       5.325%, due 3/22/07                        (d)                  2,185,129           2,185,129
    Lloyds TSB Bank PLC
       5.29%, due 2/21/07                         (d)                  2,497,290           2,497,290
    National Australia Bank, Ltd.
       5.28%, due 2/1/07                          (d)                  5,306,742           5,306,742
    Rabobank Nederland
       5.29%, due 3/6/07                          (d)                  2,497,290           2,497,290

    Skandinaviska Enskilda Banken AB
       5.28%, due 2/23/07                         (d)                  3,433,774           3,433,774
    Standard Chartered Bank
       5.28%, due 2/9/07                          (d)                  2,497,290           2,497,290
                                                                                   -----------------
    Total Time Deposits
       (Cost $29,030,999)                                                                 29,030,999
                                                                                   -----------------
    Total Short-Term Investments
       (Cost $52,877,489)                                                                 52,877,489
                                                                                   -----------------
    Total Investments
       (Cost $627,121,981)                        (f)                      104.4%        721,389,471(g)
    Liabilities in Excess of
       Cash and Other Assets                                                (4.4)        (30,612,245)
                                                                 ---------------   -----------------
    Net Assets                                                             100.0%  $     690,777,226
                                                                 ===============   =================

+    Percentages indicated are based on Fund net assets.

* Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  Represents a security, or a portion thereof, which is out on loan.

(c)  ADR - American Depositary Receipt.

(d) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)  Floating rate. Rate shown is the rate in effect at January 31, 2007.

(f)  The cost for federal income tax purposes is $628,896,384.

(g) At January 31, 2007 net unrealized appreciation was $92,493,087, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $98,330,159 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $5,837,072.

MAINSTAY MAP FUND
PORTFOLIO OF INVESTMENTS                              January 31, 2007 unaudited

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    COMMON STOCKS (96.1%)                         +

    AEROSPACE & DEFENSE (2.2%)
    Boeing Co. (The)                                                      45,100   $      4,039,156
    GenCorp, Inc.                                 (a)(b)                  76,400          1,142,944
    Hexcel Corp.                                  (a)(b)                  46,500            894,660
    Honeywell International, Inc.                                         34,100          1,558,029
    Lockheed Martin Corp.                                                 25,000          2,429,750
    Northrop Grumman Corp.                                               194,328         13,785,628
    Orbital Sciences Corp.                        (a)(b)                 128,100          2,185,386
    Raytheon Co.                                                         173,600          9,009,840
                                                                                   ----------------
                                                                                         35,045,393
                                                                                   ----------------
    AIRLINES (0.3%)
    Southwest Airlines Co.                                               349,100          5,271,410
                                                                                   ----------------
    AUTO COMPONENTS (0.1%)
    Goodyear Tire & Rubber Co. (The)              (a)(b)                  95,650          2,361,598
                                                                                   ----------------
    BEVERAGES (0.5%)
    Coca-Cola Co. (The)                                                   84,100          4,026,708
    PepsiCo, Inc.                                                         65,541          4,275,895
                                                                                   ----------------
                                                                                          8,302,603
                                                                                   ----------------
    BIOTECHNOLOGY (2.8%)
    Amgen, Inc.                                   (a)                    202,200         14,228,814
    Celgene Corp.                                 (a)                    119,792          6,430,435
    Cubist Pharmaceuticals, Inc.                  (a)(b)                  89,859          1,653,406
    Genentech, Inc.                               (a)                    251,900         22,008,503
                                                                                   ----------------
                                                                                         44,321,158
                                                                                   ----------------
    CAPITAL MARKETS (4.1%)
    Ameriprise Financial, Inc.                                            73,560          4,337,098
    Jefferies Group, Inc.                                                132,600          3,906,396
    Legg Mason, Inc.                                                      13,500          1,415,475
    Merrill Lynch & Co., Inc.                                            158,600         14,838,616
    Morgan Stanley                                                       381,460         31,581,073
    Northern Trust Corp.                                                  20,055          1,218,341
    State Street Corp.                                                    86,300          6,131,615
    Waddell & Reed Financial, Inc. Class A                                78,000          2,002,260
                                                                                   ----------------
                                                                                         65,430,874
                                                                                   ----------------
    CHEMICALS (4.0%)
    CF Industries Holdings, Inc.                                          38,900          1,186,450
    Chemtura Corp.                                                        16,900            194,688
    E.I. du Pont de Nemours & Co.                                        378,200         18,743,592
    Imperial Chemical Industries PLC,
       Sponsored ADR                              (b)(c)                 433,550         15,768,213
    Monsanto Co.                                                         497,414         27,402,537
    Mosaic Co. (The)                              (a)                     13,250            263,940

                                                                                   ----------------
                                                                                         63,559,420
                                                                                   ----------------
    COMMERCIAL BANKS (0.8%)
    Popular, Inc.                                 (b)                    431,271          7,875,008
    Wachovia Corp.                                                        76,300          4,310,950
                                                                                   ----------------
                                                                                         12,185,958
                                                                                   ----------------
    COMMERCIAL SERVICES & SUPPLIES (0.7%)
    Adesa, Inc.                                                           38,000          1,102,760
    Covanta Holding Corp.                         (a)                    261,473          6,186,451
    Korn/Ferry International                      (a)(b)                  24,600            587,448
    On Assignment, Inc.                           (a)                     19,300            249,163
    PHH Corp.                                     (a)                     36,220          1,059,797
    Waste Management, Inc.                                                38,000          1,443,240
                                                                                   ----------------
                                                                                         10,628,859
                                                                                   ----------------
    COMMUNICATIONS EQUIPMENT (2.2%)
    ADC Telecommunications, Inc.                  (a)                     61,725            996,241
    Blue Coat Systems, Inc.                       (a)                     26,163            654,337
    CommScope, Inc.                               (a)(b)                   5,659            182,842
    Corning, Inc.                                 (a)                    206,250          4,298,250
    Finisar Corp.                                 (a)(b)                 333,489          1,080,504
    Harris Corp.                                                         156,700          7,963,494
    Motorola, Inc.                                                       857,200         17,015,420
    NMS Communications Corp.                      (a)                    162,636            331,777
    Nortel Networks Corp.                         (a)                        547             14,643
    Polycom, Inc.                                 (a)                     68,298          2,296,179
                                                                                   ----------------
                                                                                         34,833,687
                                                                                   ----------------
    COMPUTERS & PERIPHERALS (1.9%)
    ActivIdentity Corp.                           (a)                     49,567            255,270
    Brocade Communications Systems, Inc.          (a)                     48,825            418,918
    Hewlett-Packard Co.                                                  608,300         26,327,224
    Innovex, Inc.                                 (a)                     27,700             56,231
    Sun Microsystems, Inc.                        (a)                    561,797          3,730,332
                                                                                   ----------------
                                                                                         30,787,975
                                                                                   ----------------
    CONSTRUCTION & ENGINEERING (0.4%)
    Chicago Bridge & Iron Co. N.V.                                        42,000          1,248,240
    Jacobs Engineering Group, Inc.                (a)                     48,800          4,418,840
                                                                                   ----------------
                                                                                          5,667,080
                                                                                   ----------------
    CONSTRUCTION MATERIALS (0.3%)
    Vulcan Materials Co.                          (b)                     51,889          5,284,376
                                                                                   ----------------
    CONSUMER FINANCE (1.4%)
    American Express Co.                                                 372,800         21,704,416
                                                                                   ----------------
    CONTAINERS & PACKAGING (0.8%)
    Smurfit-Stone Container Corp.                 (a)                      8,050             86,940
    Temple-Inland, Inc.                                                  266,350         13,301,519
                                                                                   ----------------
                                                                                         13,388,459
                                                                                   ----------------
    DIVERSIFIED CONSUMER SERVICES (0.1%)
    Coinstar, Inc.                                (a)                     49,967          1,511,002
    Vertrue, Inc.                                 (a)                      3,800            176,662
                                                                                   ----------------
                                                                                          1,687,664
                                                                                   ----------------

    DIVERSIFIED FINANCIAL SERVICES (8.5%)
    Bank of America Corp.                                                694,824         36,533,846
    CIT Group, Inc.                                                       90,100          5,312,296
*   Citigroup, Inc.                                                      931,450         51,350,838
    Harris Stratex Networks, Inc. Class A         (a)                     28,402            624,276
*   JPMorgan Chase & Co.                                                 826,350         42,086,005
                                                                                   ----------------
                                                                                        135,907,261
                                                                                   ----------------
    DIVERSIFIED TELECOMMUNICATION SERVICES
       (2.5%)
*   AT&T, Inc.                                                         1,039,500         39,116,385
    Cincinnati Bell, Inc.                         (a)                    188,750            917,325
    Global Crossing, Ltd.                         (a)(b)                  24,823            635,965
                                                                                   ----------------
                                                                                         40,669,675
                                                                                   ----------------
    ELECTRIC (0.1%)
    Dynegy, Inc. Class A                          (a)                    265,700          1,873,185
                                                                                   ----------------
    ELECTRIC UTILITIES (1.7%)
    ALLETE, Inc.                                                           9,100            437,619
    American Electric Power Co., Inc.                                     60,000          2,611,800
    Duke Energy Corp.                                                  1,047,600         20,627,244
    Duquesne Light Holdings, Inc.                                         61,800          1,236,618
    Westar Energy, Inc.                                                  104,100          2,764,896
                                                                                   ----------------
                                                                                         27,678,177
                                                                                   ----------------
    ELECTRICAL EQUIPMENT (0.3%)
    Rockwell Automation, Inc.                                             65,900          4,033,739
                                                                                   ----------------
    ELECTRONIC EQUIPMENT & INSTRUMENTS (1.1%)
    Agilent Technologies, Inc.                    (a)                    450,700         14,422,400
    Itron, Inc.                                   (a)(b)                   4,246            244,739
    Sanmina-SCI Corp.                             (a)                    384,039          1,344,136
    Solectron Corp.                               (a)                    385,500          1,252,875
                                                                                   ----------------
                                                                                         17,264,150
                                                                                   ----------------
    ENERGY EQUIPMENT & SERVICES (0.3%)
    Key Energy Services, Inc.                     (a)                     64,300          1,057,735
    Newpark Resources, Inc.                       (a)                    125,350            792,212
    Parker Drilling Co.                           (a)                     71,600            663,016
    Schlumberger, Ltd.                                                    27,100          1,720,579
    Tidewater, Inc.                                                       22,700          1,170,639
                                                                                   ----------------
                                                                                          5,404,181
                                                                                   ----------------
    FOOD & STAPLES RETAILING (3.0%)
    CVS Corp.                                                            489,676         16,477,597
    Longs Drug Stores Corp.                       (b)                     21,400            920,200
    Pathmark Stores, Inc.                         (a)                     92,017          1,008,506
    Rite Aid Corp.                                (a)                     36,850            226,996
    Wal-Mart Stores, Inc.                                                605,800         28,890,602
                                                                                   ----------------
                                                                                         47,523,901
                                                                                   ----------------
    FOOD PRODUCTS (0.7%)
    Archer-Daniels-Midland Co.                                           233,340          7,466,880
    Bunge, Ltd.                                   (b)                     45,400          3,493,530
                                                                                   ----------------
                                                                                         10,960,410
                                                                                   ----------------
    GAS UTILITIES (0.2%)

    National Fuel Gas Co.                                                 13,900            565,591
    Nicor, Inc.                                                           21,050            957,775
    Peoples Energy Corp.                                                  31,600          1,376,180
                                                                                   ----------------
                                                                                          2,899,546
                                                                                   ----------------
    HEALTH CARE EQUIPMENT & SUPPLIES (2.2%)
    ArthroCare Corp.                              (a)(b)                  21,110            778,959
    Baxter International, Inc.                                           332,900         16,531,814
    Boston Scientific Corp.                       (a)                    472,850          8,724,082
    Gen-Probe, Inc.                               (a)                     26,668          1,379,269
    Hospira, Inc.                                 (a)                    218,100          8,021,718
    SurModics, Inc.                               (a)(b)                  11,792            424,040
                                                                                   ----------------
                                                                                         35,859,882
                                                                                   ----------------
    HEALTH CARE PROVIDERS & SERVICES (1.0%)
    Aetna, Inc.                                                          355,720         14,997,155
    Humana, Inc.                                  (a)                     13,000            721,500
    SunLink Health Systems, Inc.                  (a)                     48,725            328,894
    Universal Health Services, Inc. Class B                                3,000            173,790
                                                                                   ----------------
                                                                                         16,221,339
                                                                                   ----------------
    HOTELS, RESTAURANTS & LEISURE (4.2%)
    Hilton Hotels Corp.                                                  121,000          4,282,190
    InterContinental Hotels Group PLC, ADR        (b)(c)                 618,600         15,551,604
*   McDonald's Corp.                                                   1,031,150         45,731,502
    Wyndham Worldwide Corp.                       (a)                     52,540          1,639,248
                                                                                   ----------------
                                                                                         67,204,544
                                                                                   ----------------
    HOUSEHOLD DURABLES (0.0%)                     ++
    Newell Rubbermaid, Inc.                                                9,500            280,630
                                                                                   ----------------
    INDEPENDENT POWER PRODUCERS & ENERGY
    TRADERS (0.3%)
    AES Corp. (The)                               (a)                    127,957          2,660,226
    Black Hills Corp.                                                     14,150            524,540
    Mirant Corp.                                  (a)                     29,700          1,015,146
                                                                                   ----------------
                                                                                          4,199,912
                                                                                   ----------------
    INDUSTRIAL CONGLOMERATES (7.4%)
    3M Co.                                                                16,390          1,217,777
*   General Electric Co.                                               1,642,400         59,208,520
    Textron, Inc.                                                        392,550         36,573,884
    Tyco International, Ltd.                                             650,758         20,746,165
                                                                                   ----------------
                                                                                        117,746,346
                                                                                   ----------------
    INSURANCE (8.0%)
    Allstate Corp. (The)                                                 123,400          7,423,744
*   American International Group, Inc.                                   551,250         37,733,063
    Marsh & McLennan Cos., Inc.                                           25,795            760,953
    MetLife, Inc.                                                        424,900         26,394,788
    Ohio Casualty Corp.                                                  126,873          3,747,828
    Phoenix Cos., Inc. (The)                                              33,100            497,493
    Principal Financial Group, Inc.                                       63,000          3,881,430
*   St. Paul Travelers Cos., Inc. (The)                                  807,510         41,061,884
    U.S.I. Holdings Corp.                         (a)                     48,271            797,920
    W.R. Berkley Corp.                                                   175,850          5,818,877
                                                                                   ----------------
                                                                                        128,117,980
                                                                                   ----------------

    INTERNET & CATALOG RETAIL (0.4%)
    Liberty Media Corp.-Interactive Class A       (a)                    160,325          3,907,120
    Priceline.com, Inc.                           (a)(b)                  37,936          1,616,832
    Stamps.com, Inc.                              (a)                     34,174            499,966
                                                                                   ----------------
                                                                                          6,023,918
                                                                                   ----------------
    INTERNET SOFTWARE & SERVICES (0.4%)
    Internet Capital Group, Inc.                  (a)                     19,400            215,922
    S1 Corp.                                      (a)                    330,066          1,897,880
    VeriSign, Inc.                                (a)                     24,300            580,770
    Yahoo!, Inc.                                  (a)                    131,554          3,724,294
                                                                                   ----------------
                                                                                          6,418,866
                                                                                   ----------------
    IT SERVICES (0.6%)
    BISYS Group, Inc. (The)                       (a)                     19,400            247,738
    CheckFree Corp.                               (a)                     24,038            995,894
    Computer Sciences Corp.                       (a)                     37,400          1,962,004
    eFunds Corp.                                  (a)                    179,494          4,796,080
    Electronic Data Systems Corp.                                         38,000            999,780
    First Data Corp.                                                      15,526            385,976
    Western Union Co. (The)                                               15,526            346,851
                                                                                   ----------------
                                                                                          9,734,323
                                                                                   ----------------
    LIFE SCIENCES TOOLS & SERVICES (0.3%)
    Nektar Therapeutics                           (a)(b)                 339,168          4,307,434
                                                                                   ----------------
    MACHINERY (0.2%)
    Caterpillar, Inc.                                                     53,000          3,395,710
                                                                                   ----------------
    MARINE (0.5%)
    American Commercial Lines, Inc.               (a)(b)                 117,698          8,290,647
                                                                                   ----------------
    MEDIA (0.8%)
    Cablevision Systems Corp. Class A                                     15,475            468,738
    Comcast Corp. Class A                         (a)                     64,800          2,871,936
    DIRECTV Group, Inc. (The)                     (a)                     39,600            965,844
    Discovery Holding Co. Class A                 (a)                     34,587            573,107
    Dow Jones & Co., Inc.                         (b)                      5,500            207,405
    Gemstar-TV Guide International, Inc.          (a)                    143,586            580,087
    Liberty Global, Inc. Class A                  (a)                      9,060            272,344
    Liberty Global, Inc. Class C                  (a)                     23,670            668,204
    Liberty Media Holding Corp.-Capital
       Class A                                    (a)                     32,065          3,280,250
    PRIMEDIA, Inc.                                (a)                     78,978            134,263
    Time Warner, Inc.                                                    135,300          2,959,011
                                                                                   ----------------
                                                                                         12,981,189
                                                                                   ----------------
    METALS & MINING (0.5%)
    Rio Tinto PLC, Sponsored ADR                  (c)                     21,500          4,648,515
    United States Steel Corp.                                             34,800          2,905,452
                                                                                   ----------------
                                                                                          7,553,967
                                                                                   ----------------
    MULTILINE RETAIL (1.0%)
    Big Lots, Inc.                                (a)                     22,000            570,460
    Target Corp.                                                         243,500         14,941,160
                                                                                   ----------------
                                                                                         15,511,620
                                                                                   ----------------
    MULTI-UTILITIES (2.7%)
    CMS Energy Corp.                              (a)                    115,600          1,929,364

    Dominion Resources, Inc.                                             437,950         36,332,332
    DTE Energy Co.                                                        52,300          2,425,151
    Sempra Energy                                                         29,000          1,664,020
                                                                                   ----------------
                                                                                         42,350,867
                                                                                   ----------------
    OFFICE ELECTRONICS (0.0%)                     ++
    Xerox Corp.                                   (a)                     25,100            431,720
                                                                                   ----------------
    OIL, GAS & CONSUMABLE FUELS (10.3%)
    Anadarko Petroleum Corp.                                              88,400          3,867,500
    Apache Corp.                                                         118,900          8,676,133
    Chesapeake Energy Corp.                       (b)                     91,900          2,721,159
    Chevron Corp.                                                         60,374          4,400,057
    ConocoPhillips                                                        40,278          2,674,862
    Devon Energy Corp.                            (b)                    186,542         13,074,729
    ExxonMobil Corp.                                                     232,350         17,217,135
*   Hess Corp.                                                           689,550         37,228,805
    International Coal Group, Inc.                (a)(b)                 255,200          1,219,856
    Kinder Morgan, Inc.                                                   54,450          5,771,700
    Marathon Oil Corp.                                                    44,200          3,993,028
    Murphy Oil Corp.                                                       4,500            223,695
    Noble Energy, Inc.                                                    31,318          1,672,694
    Occidental Petroleum Corp.                                           228,090         10,574,252
    Pogo Producing Co.                            (b)                    173,700          8,606,835
    Spectra Energy Corp.                                                 523,800         13,681,656
    Total S.A., Sponsored ADR                     (c)                    387,700         26,382,985
    Williams Cos., Inc. (The)                                            113,100          3,052,569
                                                                                   ----------------
                                                                                        165,039,650
                                                                                   ----------------
    PAPER & FOREST PRODUCTS (0.3%)
    MeadWestvaco Corp.                                                    75,005          2,260,651
    Weyerhaeuser Co.                                                      38,600          2,895,000
                                                                                   ----------------
                                                                                          5,155,651
                                                                                   ----------------
    PHARMACEUTICALS (4.6%)
    Eli Lilly & Co.                                                      418,800         22,665,456
*   Novartis AG, ADR                              (c)                    763,550         44,049,200
    Schering-Plough Corp.                                                 80,900          2,022,500
    Teva Pharmaceutical Industries, Ltd.,
       Sponsored ADR                              (c)                    117,998          4,141,730
                                                                                   ----------------
                                                                                         72,878,886
                                                                                   ----------------
    REAL ESTATE INVESTMENT TRUSTS (0.5%)
    Crescent Real Estate Equities Co.                                     22,800            457,368
    Friedman, Billings, Ramsey Group, Inc.
       Class A                                    (b)                     23,100            181,566
    Health Care Property Investors, Inc.          (b)                    110,146          4,543,523
    Thornburg Mortgage, Inc.                      (b)                     27,800            747,820
    United Dominion Realty Trust, Inc.                                    81,570          2,674,680
                                                                                   ----------------
                                                                                          8,604,957
                                                                                   ----------------
    REAL ESTATE MANAGEMENT & DEVELOPMENT
       (0.3%)
    Realogy Corp.                                 (a)                        252              7,535
    St. Joe Co. (The)                             (b)                     90,500          5,239,950
                                                                                   ----------------
                                                                                          5,247,485
                                                                                   ----------------
    ROAD & RAIL (3.7%)
    Avis Budget Group, Inc.                                               73,470          1,870,546

    Celadon Group, Inc.                           (a)                    151,658          2,546,338
    CSX Corp.                                                            734,250         27,013,058
    Norfolk Southern Corp.                                                46,550          2,311,208
    Swift Transportation Co., Inc.                (a)                     47,063          1,436,363
    Union Pacific Corp.                                                  230,000         23,230,000
    Werner Enterprises, Inc.                      (b)                     15,265            290,188
                                                                                   ----------------
                                                                                         58,697,701
                                                                                   ----------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
       (0.4%)
    Applied Micro Circuits Corp.                  (a)                    317,050          1,090,652
    Intel Corp.                                                           19,100            400,336
    NVIDIA Corp.                                  (a)                    128,730          3,945,575
    ON Semiconductor Corp.                        (a)(b)                  49,489            413,728
    Skyworks Solutions, Inc.                      (a)                     83,278            547,136
    Vitesse Semiconductor Corp.                   (a)                     75,852             64,474
    Zoran Corp.                                   (a)                     14,796            206,700
                                                                                   ----------------
                                                                                          6,668,601
                                                                                   ----------------
    SOFTWARE (1.8%)
    Blackboard, Inc.                              (a)(b)                  34,639          1,011,459
    Compuware Corp.                               (a)                    374,872          3,362,602
    i2 Technologies, Inc.                         (a)(b)                  61,881          1,411,506
    Microsoft Corp.                                                      671,833         20,732,766
    MSC.Software Corp.                            (a)                     41,800            656,260
    TIBCO Software, Inc.                          (a)                     39,000            361,920
    Wind River Systems, Inc.                      (a)(b)                  73,899            733,078
                                                                                   ----------------
                                                                                         28,269,591
                                                                                   ----------------
    SPECIALTY RETAIL (0.0%)                       ++
    Circuit City Stores, Inc.                                             15,900            324,519
                                                                                   ----------------
    THRIFTS & MORTGAGE FINANCE (0.2%)
    New York Community Bancorp, Inc.                                      16,500            278,685
    Washington Mutual, Inc.                                               48,225          2,150,353
                                                                                   ----------------
                                                                                          2,429,038
                                                                                   ----------------
    TOBACCO (2.3%)
*   Altria Group, Inc.                                                   419,450         36,655,736
                                                                                   ----------------
    WIRELESS TELECOMMUNICATION SERVICES (0.2%)
    Sprint Nextel Corp.                                                  186,408          3,323,655
                                                                                   ----------------
    Total Common Stocks
       (Cost $1,211,384,202)                                                          1,534,601,519
                                                                                   ----------------

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    CONVERTIBLE PREFERRED STOCK (0.1%)

    HOTELS, RESTAURANTS & LEISURE (0.1%)
    Six Flags, Inc.
       7.25%                                      (a)                     69,300          1,628,550
                                                                                   ----------------
    Total Convertible Preferred Stock
       (Cost $1,572,663)                                                                  1,628,550
                                                                                   ----------------

                                                                    NUMBER OF
                                                                     WARRANTS            VALUE
                                                                 ---------------   ----------------
    WARRANTS (0.1%)

    MARINE (0.1%)
    American Commercial Lines, Inc.
       Strike Price $12.00
       Expire 1/12/09                             (a)(d)                   6,765          1,824,926
                                                                                   ----------------
    Total Warrants
       (Cost $3,173,826)                                                                  1,824,926
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    LONG-TERM BONDS (0.1%)

    CONVERTIBLE BONDS (0.1%)

    COMMERCIAL SERVICES (0.1%)
    Rewards Network, Inc.
       3.25%, due 10/15/23                                       $       800,000            715,000
                                                                                   ----------------
    PHARMACEUTICALS (0.0%)                        ++
    NPS Pharmaceuticals, Inc.
       3.00%, due 6/15/08                                                583,000            529,801
                                                                                   ----------------
    Total Convertible Bonds
       (Cost $1,220,436)                                                                  1,244,801
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    CORPORATE BOND (0.0%)                         ++

    MARINE (0.0%)                                 ++
    American Commercial Lines LLC
       11.25%, due 1/1/08                         (a)(d)(e)(f)         5,511,870             37,419
                                                                                   ----------------
    Total Corporate Bond
       (Cost $0)                                                                             37,419
                                                                                   ----------------
    Total Long-Term Bonds
       (Cost $1,220,436)                                                                  1,282,220
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    SHORT-TERM INVESTMENTS (7.6%)

    COMMERCIAL PAPER (4.2%)
    CAFCO LLC
       5.287%, due 3/6/07                         (g)                  1,327,292          1,327,292
    Charta LLC
       5.299%, due 3/23/07                        (g)                  1,736,754          1,736,754
    Clipper Receivables Corp.
       5.281%, due 2/13/07                        (g)                  1,327,292          1,327,292
    Commonwealth Bank of Australia (Delaware)
       Finance, Inc.
       5.282%, due 2/28/07                        (g)                  3,061,395          3,061,395
    Fairway Finance Corp.
       5.292%, due 2/21/07                        (g)                  1,327,292          1,327,292
    Falcon Asset Securitization Corp.
       5.286%, due 2/13/07                        (g)                  1,327,292          1,327,292
    Greyhawk Funding LLC
       5.285%, due 2/7/07                         (g)                  1,327,292          1,327,292
    Investors Bank & Trust Depository Receipt

       3.60%, due 2/1/07                                              47,200,687         47,200,687
    Jupiter Securitization Corp.
       5.282%, due 2/9/07                         (g)                  1,327,292          1,327,292
    Liberty Street Funding Co.
       5.285%, due 3/2/07                         (g)                  1,769,722          1,769,722
    Old Line Funding LLC
       5.282%, due 2/15/07                        (g)                  1,327,292          1,327,292
    Park Avenue Receivables Corp.
       5.286%, due 2/27/07                        (g)                    884,861            884,861
    Sheffield Receivables Corp.
       5.293%, due 2/15/07                        (g)                  1,548,507          1,548,507
    Variable Funding Capital Co.
       5.272%, due 2/6/07                         (g)                  1,327,292          1,327,292
    Yorktown Capital LLC
       5.276%, due 2/8/07                         (g)                  1,327,292          1,327,292
                                                                                   ----------------
    Total Commercial Paper
       (Cost $68,147,554)                                                                68,147,554
                                                                                   ----------------

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    INVESTMENT COMPANY (0.7%)
    BGI Institutional Money Market Fund           (g)                 10,638,943         10,638,943
                                                                                   ----------------
    Total Investment Company
       (Cost $10,638,943)                                                                10,638,943
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    REPURCHASE AGREEMENT (0.1%)
    Morgan Stanley & Co. 5.42% dated 1/31/07
       due 2/1/07 Proceeds at Maturity $2,212,486
       (Collateralized by various Corporate
       Bonds, with rates between 5.19% - 8.60%
       and maturity dates between 5/19/10 -
       12/29/49, with a Principal Amount of
       $2,306,394 and a Market Value of $2,292,192)(g)           $     2,212,153          2,212,153
                                                                                   ----------------
    Total Repurchase Agreement
       (Cost $2,212,153)                                                                  2,212,153
                                                                                   ----------------
    TIME DEPOSITS (2.6%)
    Banco Bilbao Vizcaya Argentaria S.A.
       5.305%, due 4/26/07                        (g)                  3,539,445          3,539,445
    Bank of America Corp.
       5.27%, due 3/20/07                         (g)(h)               4,866,737          4,866,737
    BNP Paribas
       5.26%, due 2/8/07                          (g)                  3,097,014          3,097,014
    Calyon
       5.31%, due 2/12/07                         (g)                  3,539,445          3,539,445
    Citigroup, Inc.
       5.325%, due 3/22/07                        (g)                  3,097,014          3,097,014
    Lloyds TSB Bank PLC
       5.29%, due 2/21/07                         (g)                  3,539,445          3,539,445
    National Australia Bank, Ltd.
       5.28%, due 2/1/07                          (g)                  7,521,320          7,521,320
    Rabobank Nederland
       5.29%, due 3/6/07                          (g)                  3,539,445          3,539,445
    Skandinaviska Enskilda Banken AB
       5.28%, due 2/23/07                         (g)                  4,866,737          4,866,737
    Standard Chartered Bank

       5.28%, due 2/9/07                          (g)                  3,539,445          3,539,445
                                                                                   ----------------
    Total Time Deposits
       (Cost $41,146,047)                                                                41,146,047
                                                                                   ----------------
    Total Short-Term Investments
       (Cost $122,144,697)                                                              122,144,697
                                                                                   ----------------
    Total Investments
      (Cost $1,339,495,824)                       (i)                      104.0%     1,661,481,912(j)
    Liabilities in Excess of
      Cash and Other Assets                                                 (4.0)       (63,609,027)
                                                                   -------------   ----------------
    Net Assets                                                             100.0%  $  1,597,872,885
                                                                  ==============   ================

+    Percentages indicated are based on Fund net assets.

++   Less than one tenth of a percent.

* Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  Represents a security, or a portion thereof, which is out on loan.

(c)  ADR - American Depositary Receipt.

(d) Fair valued security. The total market value of these securities at January 31, 2007 is $1,862,345, which reflects 0.1% of the Fund's net assets.

(e)  Escrow reserve-reserve account for disputed claims.

(f)  Issue in default.

(g) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(h)  Floating rate. Rate shown is the rate in effect at January 31, 2007.

(i)  The cost for federal income tax purposes is $1,346,345,133.

(j) At January 31, 2007 net unrealized appreciation was $315,136,779, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $344,666,719 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $29,529,940.

MAINSTAY MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS                              January 31, 2007 unaudited

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    COMMON STOCKS (94.6%)                         +

    AEROSPACE & DEFENSE (5.1%)
    Alliant Techsystems, Inc.                     (a)(b)                  49,350   $      3,997,350
    L-3 Communications Holdings, Inc.                                     43,300          3,565,322
    Precision Castparts Corp.                                             43,200          3,840,048
                                                                                   ----------------
                                                                                         11,402,720
                                                                                   ----------------
    BIOTECHNOLOGY (2.5%)
    Cephalon, Inc.                                (a)(b)                  39,100          2,831,231
    MannKind Corp.                                (a)(b)                 171,600          2,841,696
                                                                                   ----------------
                                                                                          5,672,927
                                                                                   ----------------
    BUILDING PRODUCTS (1.1%)
    Lennox International, Inc.                                            77,500          2,351,350
                                                                                   ----------------
    CAPITAL MARKETS (2.4%)
*   Affiliated Managers Group, Inc.               (a)(b)                  48,600          5,414,040
                                                                                   ----------------
    CHEMICALS (1.7%)
    Scotts Miracle-Gro Co. (The) Class A          (b)                     71,600          3,835,612
                                                                                   ----------------
    COMMUNICATIONS EQUIPMENT (0.8%)
    Avocent Corp.                                 (a)                     51,100          1,764,994
                                                                                   ----------------
    COMPUTERS & PERIPHERALS (1.0%)
    QLogic Corp.                                  (a)                    123,200          2,254,560
                                                                                   ----------------
    CONSTRUCTION & ENGINEERING (1.7%)
    Fluor Corp.                                   (b)                     46,600          3,849,160
                                                                                   ----------------
    CONSUMER FINANCE (1.1%)
    AmeriCredit Corp.                             (a)(b)                  89,600          2,431,744
                                                                                   ----------------
    DIVERSIFIED FINANCIAL SERVICES (2.7%)
    IntercontinentalExchange, Inc.                (a)                     21,900          2,859,045
    Nasdaq Stock Market, Inc. (The)               (a)(b)                  92,100          3,138,768
                                                                                   ----------------
                                                                                          5,997,813
                                                                                   ----------------
    ELECTRICAL EQUIPMENT (1.5%)
    Roper Industries, Inc.                                                65,000          3,374,800
                                                                                   ----------------
    ELECTRONIC EQUIPMENT & INSTRUMENTS (3.8%)
*   Amphenol Corp. Class A                                                66,500          4,503,380
    Avnet, Inc.                                   (a)(b)                  95,600          2,968,380
    CDW Corp.                                     (b)                     17,000          1,090,890
                                                                                   ----------------
                                                                                          8,562,650
                                                                                   ----------------
    ENERGY EQUIPMENT & SERVICES (5.2%)

    Atwood Oceanics, Inc.                         (a)                     78,300          3,787,371
    ENSCO International, Inc.                                             69,300          3,525,291
    National Oilwell Varco, Inc.                  (a)                     71,000          4,305,440
                                                                                   ----------------
                                                                                         11,618,102
                                                                                   ----------------
    HEALTH CARE EQUIPMENT & SUPPLIES (3.3%)
    Cytyc Corp.                                   (a)                    151,900          4,392,948
    Varian Medical Systems, Inc.                  (a)                     65,800          3,035,354
                                                                                   ----------------
                                                                                          7,428,302
                                                                                   ----------------
    HEALTH CARE PROVIDERS & SERVICES (7.8%)
    Coventry Health Care, Inc.                    (a)                     85,250          4,394,637
    DaVita, Inc.                                  (a)                     47,100          2,571,660
    Health Net, Inc.                              (a)                     72,200          3,516,862
    Henry Schein, Inc.                            (a)(b)                  75,400          3,828,058
    Sierra Health Services, Inc.                  (a)                     75,600          3,039,120
                                                                                   ----------------
                                                                                         17,350,337
                                                                                   ----------------
    HOTELS, RESTAURANTS & LEISURE (4.1%)
    Boyd Gaming Corp.                             (b)                     23,600          1,122,652
*   Las Vegas Sands Corp.                         (a)                     45,900          4,776,813
    Penn National Gaming, Inc.                    (a)                     71,600          3,137,512
                                                                                   ----------------
                                                                                          9,036,977
                                                                                   ----------------
    HOUSEHOLD DURABLES (1.7%)
    Garmin, Ltd.                                  (b)                     31,400          1,576,908
    Harman International Industries, Inc.                                 23,400          2,212,938
                                                                                   ----------------
                                                                                          3,789,846
                                                                                   ----------------
    INSURANCE (1.9%)
    W.R. Berkley Corp.                            (b)                    130,250          4,309,973
                                                                                   ----------------
    INTERNET & CATALOG RETAIL (0.2%)
    Nutri/System, Inc.                            (a)(b)                  11,400            502,170
                                                                                   ----------------
    INTERNET SOFTWARE & SERVICES (2.8%)
    Akamai Technologies, Inc.                     (a)                     75,800          4,258,444
    j2 Global Communications, Inc.                (a)(b)                  72,400          1,917,152
                                                                                   ----------------
                                                                                          6,175,596
                                                                                   ----------------
    IT SERVICES (1.8%)
    Alliance Data Systems Corp.                   (a)(b)                  58,300          3,960,319
                                                                                   ----------------
    LIFE SCIENCES TOOLS & SERVICES (3.7%)
    Pharmaceutical Product Development, Inc.                             104,900          3,619,050
*   Thermo Fisher Scientific, Inc.                (a)(b)                  95,900          4,588,815
                                                                                   ----------------
                                                                                          8,207,865
                                                                                   ----------------
    MACHINERY (5.4%)
    Joy Global, Inc.                                                      72,600          3,373,722
    Oshkosh Truck Corp.                                                   73,200          3,864,960
*   Terex Corp.                                   (a)                     83,300          4,738,937
                                                                                   ----------------
                                                                                         11,977,619
                                                                                   ----------------
    MEDIA (1.6%)
    Cablevision Systems Corp. Class A                                    114,600          3,471,234
                                                                                   ----------------
    METALS & MINING (5.4%)

*   Allegheny Technologies, Inc.                                          81,100          8,393,039
    Commercial Metals Co.                                                131,500          3,564,965
                                                                                   ----------------
                                                                                         11,958,004
                                                                                   ----------------
    OIL, GAS & CONSUMABLE FUELS (5.7%)
    Holly Corp.                                                           34,900          1,838,881
    Newfield Exploration Co.                      (a)                     97,800          4,186,818
    Peabody Energy Corp.                                                  27,500          1,122,825
*   Tesoro Corp.                                                          67,400          5,553,086
                                                                                   ----------------
                                                                                         12,701,610
                                                                                   ----------------
    PHARMACEUTICALS (1.1%)
    Endo Pharmaceuticals Holdings, Inc.           (a)                     80,500          2,472,960
                                                                                   ----------------
    REAL ESTATE INVESTMENT TRUSTS (1.2%)
    CapitalSource, Inc.                           (b)                     98,200          2,728,978
                                                                                   ----------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
       (1.9%)
    Atheros Communications, Inc.                  (a)(b)                  28,600            679,536
    MEMC Electronic Materials, Inc.               (a)                     67,600          3,542,240
                                                                                   ----------------
                                                                                          4,221,776
                                                                                   ----------------
    SOFTWARE (6.1%)
    Amdocs, Ltd.                                  (a)                     95,200          3,301,536
    Autodesk, Inc.                                (a)                     82,900          3,624,388
*   FactSet Research Systems, Inc.                                        93,000          5,401,440
    TIBCO Software, Inc.                          (a)                    124,300          1,153,504
                                                                                   ----------------
                                                                                         13,480,868
                                                                                   ----------------
    SPECIALTY RETAIL (3.0%)
*   American Eagle Outfitters, Inc.               (b)                    171,150          5,541,837
    Dick's Sporting Goods, Inc.                   (a)                     22,600          1,163,674
                                                                                   ----------------
                                                                                          6,705,511
                                                                                   ----------------
    TEXTILES, APPAREL & LUXURY GOODS (4.2%)
*   Coach, Inc.                                   (a)                    117,800          5,402,308
    Phillips-Van Heusen Corp.                                             69,800          3,849,470
                                                                                   ----------------
                                                                                          9,251,778
                                                                                   ----------------
    TRADING COMPANIES & DISTRIBUTORS (1.1%)
    WESCO International, Inc.                     (a)                     41,500          2,519,880
                                                                                   ----------------
    Total Common Stocks
       (Cost $163,575,966)                                                              210,782,075
                                                                                   ----------------

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    INVESTMENT COMPANY (1.0%)
    iShares Russell Midcap Growth Index Fund                              21,200          2,264,160
                                                                                   ----------------
    Total Investment Company
       (Cost $2,251,016)                                                                  2,264,160
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    SHORT-TERM INVESTMENTS (25.4%)

    COMMERCIAL PAPER (10.3%)

    CAFCO LLC
       5.287%, due 3/6/07                         (c)            $       825,984            825,984
    Charta LLC
       5.299%, due 3/23/07                        (c)                  1,080,795          1,080,795
    Clipper Receivables Corp.
       5.281%, due 2/13/07                        (c)                    825,984            825,984
    Commonwealth Bank of Australia (Delaware)
       Finance, Inc.
       5.282%, due 2/28/07                        (c)                  1,905,128          1,905,128
    Fairway Finance Corp.
       5.292%, due 2/21/07                        (c)                    825,984            825,984
    Falcon Asset Securitization Corp.
       5.286%, due 2/13/07                        (c)                    825,984            825,984
    Greyhawk Funding LLC
       5.285%, due 2/7/07                         (c)                    825,983            825,983
    Jupiter Securitization Corp.
       5.282%, due 2/9/07                         (c)                    825,983            825,983
    KfW International Finance, Inc.
       5.22%, due 2/1/07                          (d)                  5,615,000          5,615,000
    Liberty Street Funding Co.
       5.285%, due 3/2/07                         (c)                  1,101,311          1,101,311
    Old Line Funding LLC
       5.282%, due 2/15/07                        (c)                    825,983            825,983
    Park Avenue Receivables Corp.
       5.286%, due 2/27/07                        (c)                    550,656            550,656
    Rabobank USA Finance Corp.
       5.27%, due 2/1/07                                               4,430,000          4,430,000
    Sheffield Receivables Corp.
       5.293%, due 2/15/07                        (c)                    963,647            963,647
    Variable Funding Capital Co.
       5.272%, due 2/6/07                         (c)                    825,983            825,983
    Yorktown Capital LLC
       5.276%, due 2/8/07                         (c)                    825,983            825,983
                                                                                   ----------------
    Total Commercial Paper
       (Cost $23,080,388)                                                                23,080,388
                                                                                   ----------------

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    INVESTMENT COMPANY (3.0%)
    BGI Institutional Money Market Fund           (c)                  6,620,691          6,620,691
                                                                                   ----------------
    Total Investment Company
       (Cost $6,620,691)                                                                  6,620,691
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    REPURCHASE AGREEMENT (0.6%)
    Morgan Stanley & Co. 5.42%, dated 1/31/07
       due 2/1/07 Proceeds at Maturity $1,376,846
       (Collateralized by various Corporate
       Bonds, with rates between 5.19% - 8.60%
       and maturity dates between 5/19/10 -
       12/29/49, with a Principal Amount of
       $1,435,286 and a Market Value of $1,426,448)(c)            $    1,376,639          1,376,639
                                                                                   ----------------
    Total Repurchase Agreement
       (Cost $1,376,639)                                                                  1,376,639
                                                                                   ----------------
    TIME DEPOSITS (11.5%)
    Banco Bilbao Vizcaya Argentaria S.A.
    5.305%, due 4/26/07                           (c)                  2,202,622          2,202,622

    Bank of America Corp.
       5.27%, due 3/20/07                         (c)(e)               3,028,605          3,028,605
    BNP Paribas
       5.26%, due 2/8/07                          (c)                  1,927,294          1,927,294
    Calyon
       5.31%, due 2/12/07                         (c)                  2,202,622          2,202,622
    Citigroup, Inc.
       5.325%, due 3/22/07                        (c)                  1,927,294          1,927,294
    Lloyds TSB Bank PLC
       5.29%, due 2/21/07                         (c)                  2,202,622          2,202,622
    National Australia Bank, Ltd.
       5.28%, due 2/1/07                          (c)                  4,680,572          4,680,572
    Rabobank Nederland
       5.29%, due 3/6/07                          (c)                  2,202,622          2,202,622
    Skandinaviska Enskilda Banken AB
       5.28%, due 2/23/07                         (c)                  3,028,605          3,028,605
    Standard Chartered Bank
       5.28%, due 2/9/07                          (c)                  2,202,622          2,202,622
                                                                                   ----------------
    Total Time Deposits
       (Cost $25,605,480)                                                                25,605,480
                                                                                   ----------------
    Total Short-Term Investments
       (Cost $56,683,198)                                                                56,683,198
                                                                                   ----------------
    Total Investments
       (Cost $222,510,180)                        (f)                      121.0%       269,729,433(g)
    Liabilities in Excess of
       Cash and Other Assets                                               (21.0)       (46,808,825)
                                                                 ---------------   ----------------
    Net Assets                                                             100.0%  $    222,920,608
                                                                 ===============   ================

+    Percentages indicated are based on Fund net assets.

* Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  Represents a security, or a portion thereof, which is out on loan.

(c) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d) May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(e)  Floating rate. Rate shown is the rate in effect at January 31, 2007.

(f)  The cost for federal income tax purposes is $222,727,001.

(g) At January 31, 2007 net unrealized appreciation was $47,002,432, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $48,718,551 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $1,716,119.

MAINSTAY MID CAP VALUE FUND
PORTFOLIO OF INVESTMENTS                              January 31, 2007 unaudited

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    COMMON STOCKS (96.6%)                         +

    AEROSPACE & DEFENSE (2.0%)
    Raytheon Co.                                                         139,842   $      7,257,800
                                                                                   ----------------
    AUTO COMPONENTS (2.0%)
    TRW Automotive Holdings Corp.                 (a)                    283,100          7,403,065
                                                                                   ----------------
    BUILDING PRODUCTS (1.9%)
    American Standard Cos., Inc.                                         145,200          7,171,428
                                                                                   ----------------
    CHEMICALS (4.1%)
    Arch Chemicals, Inc.                                                 163,482          5,514,248
    Chemtura Corp.                                                       531,200          6,119,424
    Olin Corp.                                    (b)                    211,325          3,558,713
                                                                                   ----------------
                                                                                         15,192,385
                                                                                   ----------------
    COMMERCIAL BANKS (7.9%)
    Compass Bancshares, Inc.                                              95,414          5,810,713
*   KeyCorp                                       (b)                    216,700          8,271,439
*   Marshall & Ilsley Corp.                                              169,243          7,964,576
    PNC Financial Services Group, Inc.                                    99,300          7,325,361
                                                                                   ----------------
                                                                                         29,372,089
                                                                                   ----------------
    COMMERCIAL SERVICES & SUPPLIES (2.1%)
*   Pitney Bowes, Inc.                                                   166,911          7,990,029
                                                                                   ----------------
    COMPUTERS & PERIPHERALS (1.7%)
    Emulex Corp.                                  (a)                    356,700          6,331,425
                                                                                   ----------------
    CONTAINERS & PACKAGING (2.4%)
    Ball Corp.                                                           150,900          6,989,688
    Temple-Inland, Inc.                                                   39,500          1,972,630
                                                                                   ----------------
                                                                                          8,962,318
                                                                                   ----------------
    DIVERSIFIED CONSUMER SERVICES (2.1%)
*   H&R Block, Inc.                                                      324,000          7,970,400
                                                                                   ----------------
    DIVERSIFIED TELECOMMUNICATION
       SERVICES (0.2%)
    Windstream Corp.                                                      59,360            883,277
                                                                                   ----------------
    ELECTRIC UTILITIES (5.7%)
*   Edison International                                                 188,000          8,456,240
    Entergy Corp.                                                         55,887          5,189,108
    PPL Corp.                                                            210,200          7,483,120
                                                                                   ----------------
                                                                                         21,128,468
                                                                                   ----------------
    ELECTRONIC EQUIPMENT & INSTRUMENTS (1.4%)

    Molex, Inc. Class A                                                  192,400          5,058,196
                                                                                   ----------------
    ENERGY EQUIPMENT & SERVICES (5.6%)
    Diamond Offshore Drilling, Inc.               (b)                     54,100          4,568,204
    ENSCO International, Inc.                                             74,422          3,785,847
    GlobalSantaFe Corp.                                                   87,856          5,096,526
    Pride International, Inc.                     (a)                     61,100          1,760,291
    Rowan Cos., Inc.                              (b)                    167,700          5,515,653
                                                                                   ----------------
                                                                                         20,726,521
                                                                                   ----------------
    FOOD & STAPLES RETAILING (3.0%)
*   Kroger Co. (The)                                                     442,800         11,335,680
                                                                                   ----------------
    FOOD PRODUCTS (2.7%)
    Cadbury Schweppes PLC, Sponsored ADR          (b)(c)                  45,900          2,081,106
    General Mills, Inc.                                                  128,500          7,355,340
    J.M. Smucker Co. (The)                                                14,000            664,860
                                                                                   ----------------
                                                                                         10,101,306
                                                                                   ----------------
    HEALTH CARE PROVIDERS & SERVICES (2.6%)
    Quest Diagnostics, Inc.                                              110,400          5,793,792
    Universal Health Services, Inc. Class B                               69,200          4,008,756
                                                                                   ----------------
                                                                                          9,802,548
                                                                                   ----------------
    INSURANCE (9.1%)
    Aspen Insurance Holdings, Ltd.                                       281,100          7,201,782
*   Genworth Financial, Inc. Class A                                     332,200         11,593,780
    Hartford Financial Services Group, Inc.
       (The)                                                              19,947          1,893,170
    PartnerRe, Ltd.                               (b)                     97,400          6,623,200
    SAFECO Corp.                                                         101,400          6,490,614
                                                                                   ----------------
                                                                                         33,802,546
                                                                                   ----------------
    IT SERVICES (1.8%)
    Affiliated Computer Services, Inc. Class A    (a)                     57,400          2,812,026
    Computer Sciences Corp.                       (a)                     71,152          3,732,634
                                                                                   ----------------
                                                                                          6,544,660
                                                                                   ----------------
    MACHINERY (2.4%)
    Pentair, Inc.                                                        185,000          5,764,600
    Timken Co. (The)                                                     115,400          3,301,594
                                                                                   ----------------
                                                                                          9,066,194
                                                                                   ----------------
    MEDIA (6.6%)
    Gannett Co., Inc.                                                    128,400          7,465,176
    Getty Images, Inc.                            (a)(b)                 138,200          6,804,968
    Idearc, Inc.                                  (a)                     88,300          2,862,686
    Tribune Co.                                   (b)                    247,100          7,546,434
                                                                                   ----------------
                                                                                         24,679,264
                                                                                   ----------------
    MULTI-UTILITIES (1.4%)
    PG&E Corp.                                                           114,025          5,322,687
                                                                                   ----------------
    OIL, GAS & CONSUMABLE FUELS (2.0%)
    Hess Corp.                                                           136,300          7,358,837
                                                                                   ----------------
    PHARMACEUTICALS (5.7%)
    Barr Pharmaceuticals, Inc.                    (a)                    144,900          7,755,048
    Forest Laboratories, Inc.                     (a)                    109,400          6,138,434

    Teva Pharmaceutical Industries, Ltd.,
       Sponsored ADR                              (c)                    207,600          7,286,760
                                                                                   ----------------
                                                                                         21,180,242
                                                                                   ----------------
    REAL ESTATE INVESTMENT TRUSTS (3.7%)
    DCT Industrial Trust, Inc.                                           125,400          1,482,228
    Douglas Emmett, Inc.                                                  58,000          1,586,880
    General Growth Properties, Inc.                                       81,648          5,022,985
    Highwoods Properties, Inc.                                           130,763          5,714,343
                                                                                   ----------------
                                                                                         13,806,436
                                                                                   ----------------
    ROAD & RAIL (2.1%)
*   CSX Corp.                                                            212,622          7,822,363
                                                                                   ----------------
    SEMICONDUCTORS & SEMICONDUCTOR
       EQUIPMENT (1.5%)
    Advanced Micro Devices, Inc.                  (a)(b)                 358,800          5,579,340
                                                                                   ----------------
    SPECIALTY RETAIL (4.4%)
    Barnes & Noble, Inc.                                                  95,500          3,717,815
    Gap, Inc. (The)                                                      282,800          5,421,276
    Williams-Sonoma, Inc.                         (b)                    203,800          7,133,000
                                                                                   ----------------
                                                                                         16,272,091
                                                                                   ----------------
    THRIFTS & MORTGAGE FINANCE (6.6%)
    NewAlliance Bancshares, Inc.                                         172,600          2,761,600
*   PMI Group, Inc. (The)                         (b)                    303,800         14,527,716
    Sovereign Bancorp, Inc.                       (b)                    297,902          7,343,284
                                                                                   ----------------
                                                                                         24,632,600
                                                                                   ----------------
    TRADING COMPANIES & DISTRIBUTORS (1.4%)
    W.W. Grainger, Inc.                                                   69,400          5,388,910
                                                                                   ----------------
    WIRELESS TELECOMMUNICATION SERVICES (0.5%)
    ALLTEL Corp.                                                          32,913          2,017,238
                                                                                   ----------------
    Total Common Stocks
       (Cost $298,373,913)                                                              360,160,343
                                                                                   ----------------

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    INVESTMENT COMPANY (2.3%)

*   iShares Russell Midcap Value Index Fund       (b)(d)                  56,700          8,563,401
                                                                                   ----------------
    Total Investment Company
       (Cost $6,808,292)                                                                  8,563,401
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    SHORT-TERM INVESTMENTS (20.0%)

    COMMERCIAL PAPER (6.6%)
    CAFCO LLC
       5.287%, due 3/6/07                         (e)            $     1,224,033          1,224,033
    Charta LLC
       5.299%, due 3/23/07                        (e)                  1,601,640          1,601,640
    Clipper Receivables Corp.
       5.281%, due 2/13/07                        (e)                  1,224,033          1,224,033
    Commonwealth Bank of Australia (Delaware)
       Finance, Inc.

       5.282%, due 2/28/07                        (e)                  2,823,228          2,823,228
    Fairway Finance Corp.
       5.292%, due 2/21/07                        (e)                  1,224,033          1,224,033
    Falcon Asset Securitization Corp.
       5.286%, due 2/13/07                        (e)                  1,224,033          1,224,033
    Greyhawk Funding LLC
       5.285%, due 2/7/07                         (e)                  1,224,033          1,224,033
    Jupiter Securitization Corp.
       5.282%, due 2/9/07                         (e)                  1,224,033          1,224,033
    Liberty Street Funding Co.
       5.285%, due 3/2/07                         (e)                  1,632,044          1,632,044
    Old Line Funding LLC
       5.282%, due 2/15/07                        (e)                  1,224,033          1,224,033
    Park Avenue Receivables Corp.
       5.286%, due 2/27/07                        (e)                    816,022            816,022
    Rabobank USA Finance Corp.
       5.27%, due 2/1/07                                               2,140,000          2,140,000
    Sheffield Receivables Corp.
       5.293%, due 2/15/07                        (e)                  1,428,039          1,428,039
    Toyota Motor Credit Corp.
       5.23%, due 2/2/07                                               3,305,000          3,304,520
    Variable Funding Capital Co.
       5.272%, due 2/6/07                         (e)                  1,224,033          1,224,033
    Yorktown Capital LLC
       5.276%, due 2/8/07                         (e)                  1,224,033          1,224,033
                                                                                   ----------------
    Total Commercial Paper
       (Cost $24,761,790)                                                                24,761,790
                                                                                   ----------------

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    INVESTMENT COMPANY (2.6%)

    BGI Institutional Money Market Fund           (e)                  9,811,270          9,811,270
                                                                                   ----------------
    Total Investment Company
       (Cost $9,811,270)                                                                  9,811,270
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    REPURCHASE AGREEMENT (0.6%)

    Morgan Stanley & Co. 5.42%, dated 1/31/07
    due 2/1/07 Proceeds at Maturity $2,040,362
       (Collateralized by various Corporate
       Bonds, with rates between 5.19% - 8.60%
       and maturity dates between 5/19/10 -
       12/29/49, with a Principal Amount of
       $2,126,965 and a Market Value of $2,113,867)(e)           $     2,040,055          2,040,055
                                                                                   ----------------
    Total Repurchase Agreement
       (Cost $2,040,055)                                                                  2,040,055
                                                                                   ----------------
    TIME DEPOSITS (10.2%)
    Banco Bilbao Vizcaya Argentaria S.A.
       5.305%, due 4/26/07                        (e)                  3,264,088          3,264,088
    Bank of America Corp.
       5.27%, due 3/20/07                         (e)(f)               4,488,121          4,488,121
    BNP Paribas
       5.26%, due 2/8/07                          (e)                  2,856,077          2,856,077
    Calyon
       5.31%, due 2/12/07                         (e)                  3,264,088          3,264,088
    Citigroup, Inc.

       5.325%, due 3/22/07                        (e)                  2,856,077          2,856,077
    Lloyds TSB Bank PLC
       5.29%, due 2/21/07                         (e)                  3,264,088          3,264,088
    National Australia Bank, Ltd.
       5.28%, due 2/1/07                          (e)                  6,936,187          6,936,187
    Rabobank Nederland
       5.29%, due 3/6/07                          (e)                  3,264,088          3,264,088
    Skandinaviska Enskilda Banken AB
       5.28%, due 2/23/07                         (e)                  4,488,121          4,488,121
    Standard Chartered Bank
       5.28%, due 2/9/07                          (e)                  3,264,088          3,264,088
                                                                                   ----------------
    Total Time Deposits
       (Cost $37,945,023)                                                                37,945,023
                                                                                   ----------------
    Total Short-Term Investments
       (Cost $74,558,138)                                                                74,558,138
                                                                                   ----------------
    Total Investments
       (Cost $379,740,343)                        (g)                      118.9%       443,281,882(h)
    Liabilities in Excess of
       Cash and Other Assets                                               (18.9)       (70,351,249)
                                                                                   ----------------
    Net Assets                                                             100.0%  $    372,930,633
                                                                                   ================

+    Percentages indicated are based on Fund net assets.

* Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  Represents a security, or a portion thereof, which is out on loan.

(c)  ADR - American Depositary Receipt.

(d) Exchange Traded Fund - represents a basket of securities that are traded on an exchange.

(e) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(f)  Floating rate. Rate shown is the rate in effect at January 31, 2007.

(g)  The cost for federal income tax purposes is $380,388,523.

(h) At January 31, 2007 net unrealized appreciation was $62,893,359, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $67,356,701 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $4,463,342.

MAINSTAY MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS                              January 31, 2007 unaudited

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    SHORT-TERM INVESTMENTS (100.3%)               +

    ASSET-BACKED SECURITY (0.2%)
    USAA Auto Owner Trust
       Series 2006-3, Class A1
       5.405%, due 8/15/07                                       $       867,290   $        867,290
                                                                                   ----------------
    CERTIFICATES OF DEPOSITS (1.8%)
    Lloyds TSB Bank PLC
       5.31%, due 6/11/07                                              4,500,000          4,500,159
    Wachovia Bank N.A.
       5.324%, due 3/30/07                        (a)                  4,000,000          3,999,836
                                                                                   ----------------
                                                                                          8,499,995
                                                                                   ----------------
    COMMERCIAL PAPER (47.7%)
    Abbey National North America LLC
       5.19%, due 4/20/07                                              4,500,000          4,449,397
       5.23%, due 2/5/07                                               4,500,000          4,497,385
    Abbot Laboratories
       5.20%, due 2/27/07                         (b)                  3,500,000          3,486,856
    ABN-AMRO N.A. Finance, Inc.
       5.16%, due 4/5/07                                               4,100,000          4,062,977
    Allianz Finance Corp.
       5.22%, due 2/6/07                          (b)                  4,500,000          4,496,737
       5.235%, due 4/12/07                        (b)                  4,500,000          4,454,194
    American Express Credit Corp.
       5.19%, due 5/18/07                                              5,700,000          5,612,894
       5.19%, due 6/14/07                                              3,400,000          3,334,808
    American General Finance Corp.
       5.16%, due 5/10/07                                              4,500,000          4,436,790
    Bank of America Corp.
       5.25%, due 3/20/07                                              7,500,000          7,448,594
    Barclays U.S. Funding Corp.
       5.235%, due 3/5/07                                              4,500,000          4,479,060
       5.25%, due 2/2/07                                               4,300,000          4,299,373
    ChevronTexaco Funding Corp.
       5.19%, due 2/13/07                                              4,500,000          4,492,215
       5.22%, due 2/12/07                                              4,500,000          4,492,822
    Dexia Delaware LLC
       5.24%, due 3/2/07                                               4,700,000          4,680,161
       5.24%, due 3/13/07                                              4,500,000          4,473,800
    Eli Lilly & Co.
       5.19%, due 3/16/07                         (b)                  4,500,000          4,472,104
       5.19%, due 3/29/07                         (b)                  4,500,000          4,463,670
    Emerson Electric Co.
       5.22%, due 2/9/07                          (b)                  3,500,000          3,495,940
    European Investment Bank
       5.17%, due 4/30/07                                              4,500,000          4,443,130
    General Electric Capital Corp.
       5.19%, due 4/4/07                                               5,000,000          4,955,308
    HBOS Treasury Services PLC

       5.24%, due 3/6/07                                               4,500,000          4,478,385
    ING U.S. Funding LLC
       5.19%, due 4/5/07                                               4,500,000          4,459,129
       5.205%, due 3/19/07                                             4,500,000          4,470,072
    KfW International Finance Inc.
       5.14%, due 5/7/07                          (b)                  3,900,000          3,847,101
       5.17%, due 3/13/07                         (b)                  4,500,000          4,474,150
    Merrill Lynch & Co., Inc.
       5.19%, due 5/21/07                                              4,500,000          4,429,286
    MetLife Funding, Inc.
       5.21%, due 2/14/07                                              4,500,000          4,491,534
    National Australia Funding Delaware, Inc.
       5.24%, due 3/19/07                         (b)                  4,500,000          4,469,870
       5.25%, due 3/19/07                         (b)                  2,400,000          2,383,900
    Nationwide Building Society
       5.23%, due 3/7/07                          (b)                  2,100,000          2,089,627
       5.245%, due 3/6/07                         (b)                  4,500,000          4,478,365
    Nestle Capital Corp.
       5.19%, due 2/28/07                         (b)                  5,000,000          4,980,537
       5.19%, due 3/1/07                          (b)                  2,215,000          2,206,059
       5.20%, due 2/26/07                         (b)                  1,850,000          1,843,319
    Private Export Funding Corp.
       5.19%, due 7/25/07                         (b)                  4,500,000          4,387,117
       5.22%, due 2/8/07                          (b)                  2,675,000          2,672,285
       5.26%, due 2/15/07                         (b)                  3,000,000          2,993,863
    Prudential Funding LLC
       5.20%, due 3/12/07                                              4,100,000          4,076,903
       5.22%, due 3/22/07                                              6,100,000          6,056,659
    Rabobank USA Finance Corp.
       5.185%, due 5/31/07                                             5,125,000          5,037,161
    Royal Bank of Canada
       5.245%, due 2/1/07                                              4,500,000          4,500,000
       5.245%, due 2/2/07                                              4,500,000          4,499,345
    Societe Generale North America, Inc.
       5.217%, due 4/20/07                                             4,500,000          4,449,758
       5.22%, due 3/1/07                                                 950,000            946,143
       5.24%, due 3/1/07                                               4,390,000          4,372,108
       5.25%, due 3/1/07                                               1,275,000          1,269,794
    Svenska Handelsbanken AB
       5.23%, due 3/8/07                                               4,500,000          4,477,119
       5.245%, due 2/14/07                                             4,500,000          4,491,477
    Toyota Motor Credit Corp.
       5.17%, due 4/24/07                                              4,200,000          4,150,541
       5.20%, due 3/5/07                                               4,300,000          4,280,124
    UBS Finance Delaware LLC
       5.145%, due 3/26/07                                             5,125,000          5,086,181
       5.22%, due 3/8/07                                               3,800,000          3,780,715
    Unilever Capital Corp.
       5.20%, due 2/8/07                          (b)                  4,500,000          4,495,450
    Wal-Mart Stores, Inc.
       5.15%, due 6/5/07                          (b)                  3,800,000          3,732,592
                                                                                   ----------------
                                                                                        227,884,884
                                                                                   ----------------
    CORPORATE BONDS (11.6%)
    Bayerische Landesbank/NY
       5.396%, due 6/25/07                        (a)                  4,200,000          4,200,745
    BP Capital Markets PLC

       2.625%, due 3/15/07                                             4,025,000          4,012,990
    General Electric Capital Corp.
       5.42%, due 1/3/08                          (a)                  4,500,000          4,504,364
    Goldman Sachs Group, Inc.
       5.485%, due 7/2/07                         (a)                  4,500,000          4,503,174
    Harvard University
       8.125%, due 4/15/07                                             7,805,000          7,846,205
    HBOS Treasury Services PLC
       3.625%, due 7/23/07                        (b)                  4,500,000          4,464,396
    International Business Machines Corp.
       6.45%, due 8/1/07                                               2,587,000          2,600,412
    Morgan Stanley
       5.485%, due 1/18/08                        (a)                  4,500,000          4,506,765
       5.50%, due 11/9/07                         (a)                  4,500,000          4,505,237
    Pfizer, Inc.
       2.50%, due 3/15/07                                              5,075,000          5,059,320
    Wells Fargo & Co.
       5.423%, due 9/28/07                        (a)                  4,500,000          4,503,206
       5.426%, due 3/23/07                        (a)                  4,500,000          4,500,666
                                                                                   ----------------
                                                                                         55,207,480
                                                                                   ----------------
    FEDERAL AGENCIES (33.5%)
    Federal Home Loan Bank
       5.08%, due 2/22/07                                              8,400,000          8,399,947
    Federal Home Loan Mortgage Corporation
       5.235%, due 6/19/07                        (a)                  5,700,000          5,700,000
       5.35%, due 11/21/07                                             4,500,000          4,500,000
    Federal Home Loan Mortgage Corporation
       (Discount Notes)
       5.06%, due 2/6/07                                               3,850,000          3,847,294
       5.065%, due 4/3/07                                              4,900,000          4,857,946
       5.07%, due 3/27/07                                              4,900,000          4,862,735
       5.07%, due 4/10/07                                              4,000,000          3,961,693
       5.08%, due 3/20/07                                              4,000,000          3,973,471
       5.09%, due 2/14/07                                              1,200,000          1,197,795
       5.09%, due 2/20/07                                              3,700,000          3,690,060
       5.09%, due 5/29/07                                              3,000,000          2,950,373
       5.10%, due 2/16/07                                              4,400,000          4,390,650
       5.10%, due 5/22/07                                              4,925,000          4,848,252
       5.10%, due 6/8/07                                               5,200,000          5,106,443
       5.11%, due 4/13/07                                              4,500,000          4,454,649
       5.11%, due 5/8/07                                               4,500,000          4,438,680
       5.11%, due 5/25/07                                              4,500,000          4,427,821
       5.114%, due 5/14/07                                             4,500,000          4,434,797
       5.12%, due 3/9/07                                               4,500,000          4,476,960
    Federal National Mortgage Association
       (Discount Notes)
       5.049%, due 2/9/07                                              4,800,000          4,794,614
       5.05%, due 2/21/07                                              2,000,000          1,994,389
       5.05%, due 3/7/07                                               5,500,000          5,473,768
       5.06%, due 2/23/07                                              4,000,000          3,987,631
       5.08%, due 2/21/07                                              6,200,000          6,182,502
       5.08%, due 2/28/07                                              4,400,000          4,383,236
       5.08%, due 5/9/07                                               3,100,000          3,057,568
       5.081%, due 5/9/07                                              1,800,000          1,775,357
       5.09%, due 4/18/07                                              3,000,000          2,967,764

       5.09%, due 5/2/07                                               4,500,000          4,442,738
       5.10%, due 3/14/07                                              1,425,000          1,416,723
       5.10%, due 4/25/07                                              4,500,000          4,447,088
       5.105%, due 4/11/07                                             4,500,000          4,455,969
       5.11%, due 3/21/07                                              4,525,000          4,494,170
       5.11%, due 4/18/07                                              6,400,000          6,330,958
       5.11%, due 4/27/07                                              4,200,000          4,149,326
       5.11%, due 4/30/07                                              1,325,000          1,308,449
       5.11%, due 6/1/07                                               5,075,000          4,988,556
       5.12%, due 2/23/07                                              4,000,000          3,987,485
       5.151%, due 2/7/07                                                800,000            799,313
                                                                                   ----------------
                                                                                        159,957,170
                                                                                   ----------------
    MEDIUM-TERM NOTES (5.5%)
    American General Finance Corp.
       4.50%, due 11/15/07                                             4,500,000          4,473,100
    Goldman Sachs Group, Inc.
       Series B
       5.476%, due 5/11/07                        (a)                  4,200,000          4,201,082
    International Business Machines Corp.
       5.363%, due 6/28/07                        (a)                  4,500,000          4,500,787
    Merrill Lynch & Co., Inc.
       Series C
       5.46%, due 4/26/07                         (a)                  4,200,000          4,201,185
    Wachovia Corp.
       Series E
       5.445%, due 11/8/07                        (a)                  4,500,000          4,504,069
    Wal-Mart Stores, Inc.
       5.26%, due 3/28/07                         (a)                  4,500,000          4,499,644
                                                                                   ----------------
                                                                                         26,379,867
                                                                                   ----------------
    Total Short-Term Investments
       (Amortized Cost $478,796,686)              (c)                      100.3%       478,796,686
    Liabilities in Excess of
       Cash and Other Assets                                                (0.3)        (1,274,745)
                                                                       ---------   ----------------
    Net Assets                                                             100.0%  $    477,521,941
                                                                       =========   ================

+    Percentages indicated are based on Fund net assets.

(a)  Floating rate. Rate shown is the rate in effect at January 31, 2007.

(b) May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(c) The cost stated also represents the aggregate cost for federal income tax purposes.

MAINSTAY SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS                              January 31, 2007 unaudited

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    COMMON STOCKS (98.7%)                         +

    AEROSPACE & DEFENSE (4.0%)
    AAR Corp.                                     (a)(b)                  93,700   $      2,791,323
    Ceradyne, Inc.                                (a)(b)                  48,450          2,620,176
    Triumph Group, Inc.                                                   52,200          2,933,640
                                                                                   ----------------
                                                                                          8,345,139
                                                                                   ----------------
    AIR FREIGHT & LOGISTICS (1.3%)
    HUB Group, Inc. Class A                       (a)                     94,400          2,818,784
                                                                                   ----------------
    AIRLINES (1.4%)
    Republic Airways Holdings, Inc.               (a)                    154,600          2,955,952
                                                                                   ----------------
    CAPITAL MARKETS (2.9%)
*   Cohen & Steers, Inc.                                                  68,100          3,319,875
    optionsXpress Holdings, Inc.                                         120,600          2,864,250
                                                                                   ----------------
                                                                                          6,184,125
                                                                                   ----------------
    COMMERCIAL BANKS (1.2%)
    Frontier Financial Corp.                      (b)                     93,600          2,548,728
                                                                                   ----------------
    COMMERCIAL SERVICES & SUPPLIES (4.5%)
    Administaff, Inc.                             (b)                     28,100          1,150,414
    Interface, Inc. Class A                       (a)                    185,110          2,817,374
    Knoll, Inc.                                                          124,400          2,735,556
    Layne Christensen Co.                         (a)                     80,520          2,820,616
                                                                                   ----------------
                                                                                          9,523,960
                                                                                   ----------------
    COMMUNICATIONS EQUIPMENT (1.3%)
    NETGEAR, Inc.                                 (a)                    104,200          2,683,150
                                                                                   ----------------
    COMPUTERS & PERIPHERALS (1.1%)
    SimpleTech, Inc.                              (a)(b)                 215,800          2,360,852
                                                                                   ----------------
    CONSUMER FINANCE (3.3%)
    Cash America International, Inc.                                      38,700          1,652,877
    EZCORP                                        (a)                    168,400          2,817,332
    World Acceptance Corp.                        (a)                     58,300          2,565,783
                                                                                   ----------------
                                                                                          7,035,992
                                                                                   ----------------
    ELECTRICAL EQUIPMENT (1.4%)
    II-VI, Inc.                                   (a)                     97,900          2,940,916
                                                                                   ----------------
    ELECTRONIC EQUIPMENT & INSTRUMENTS (5.6%)
    Benchmark Electronics, Inc.                   (a)                    112,300          2,543,595
    Novatel, Inc.                                 (a)                     65,900          2,718,375
    OYO Geospace Corp.                            (a)                     37,700          2,202,434
    Rogers Corp.                                  (a)                     46,300          2,392,784

    Technitrol, Inc.                                                      91,600          2,017,032
                                                                                   ----------------
                                                                                         11,874,220
                                                                                   ----------------
    ENERGY EQUIPMENT & SERVICES (11.0%)
    Atwood Oceanics, Inc.                         (a)                     44,700          2,162,139
    Dawson Geophysical Co.                        (a)                     60,100          2,087,273
    Dril-Quip, Inc.                               (a)                     55,900          2,079,480
    Gulf Island Fabrication, Inc.                                         59,300          2,151,404
    Gulfmark Offshore, Inc.                       (a)                     58,500          2,112,435
    Hornbeck Offshore Services, Inc.              (a)                     61,300          1,686,976
    Hydril Co.                                    (a)                     29,100          2,301,810
    Lufkin Industries, Inc.                                               37,700          2,256,345
    NATCO Group, Inc. Class A                     (a)                     68,700          2,388,012
    TETRA Technologies, Inc.                      (a)                     85,600          1,982,496
    W-H Energy Services, Inc.                     (a)                     45,000          2,042,100
                                                                                   ----------------
                                                                                         23,250,470
                                                                                   ----------------
    FOOD & STAPLES RETAILING (1.3%)
    Central European Distribution Corp.           (a)                     92,100          2,716,029
                                                                                   ----------------
    FOOD PRODUCTS (1.4%)
    Sanderson Farms, Inc.                         (b)                     90,300          2,855,286
                                                                                   ----------------
    HEALTH CARE EQUIPMENT & SUPPLIES (4.0%)
    Cutera, Inc.                                  (a)                     98,692          2,817,657
    Immucor, Inc.                                 (a)                     93,550          2,950,567
    Palomar Medical Technologies, Inc.            (a)(b)                  54,000          2,687,040
                                                                                   ----------------
                                                                                          8,455,264
                                                                                   ----------------
    HEALTH CARE PROVIDERS & SERVICES (4.6%)
    Amedisys, Inc.                                (a)(b)                  83,200          2,689,024
    AMERIGROUP Corp.                              (a)(b)                  76,200          2,763,012
    Bio-Reference Laboratories, Inc.              (a)                     68,100          1,562,895
    Healthspring, Inc.                            (a)                    134,400          2,643,648
                                                                                   ----------------
                                                                                          9,658,579
                                                                                   ----------------
    HOTELS, RESTAURANTS & LEISURE (1.2%)
    Buffalo Wild Wings Inc.                       (a)(b)                  49,326          2,509,707
                                                                                   ----------------
    HOUSEHOLD DURABLES (1.5%)
*   Tempur-Pedic International, Inc.              (a)(b)                 133,700          3,182,060
                                                                                   ----------------
    INSURANCE (1.4%)
    Tower Group, Inc.                                                     88,100          2,960,160
                                                                                   ----------------
    INTERNET SOFTWARE & SERVICES (1.3%)
    Travelzoo, Inc.                               (a)(b)                  91,300          2,790,128
                                                                                   ----------------
    IT SERVICES (2.3%)
    Ness Technologies, Inc.                       (a)                    191,900          2,573,379
    SYKES Enterprises, Inc.                       (a)                    155,100          2,266,011
                                                                                   ----------------
                                                                                          4,839,390
                                                                                   ----------------
    LIFE SCIENCES TOOLS & SERVICES (1.5%)
*   PAREXEL International Corp.                   (a)                     94,400          3,091,600
                                                                                   ----------------
    MACHINERY (1.3%)
    Gardner Denver, Inc.                          (a)                     73,300          2,825,715
                                                                                   ----------------

    METALS & MINING (2.6%)
    Brush Engineered Materials, Inc.              (a)                     81,000          2,680,290
    RTI International Metals, Inc.                (a)(b)                  35,000          2,861,250
                                                                                   ----------------
                                                                                          5,541,540
                                                                                   ----------------
    MULTILINE RETAIL (1.4%)
    Bon-Ton Stores, Inc. (The)                    (b)                     79,000          2,883,500
                                                                                   ----------------
    OIL, GAS & CONSUMABLE FUELS (2.1%)
    Mariner Energy, Inc.                          (a)                    111,700          2,246,287
    Swift Energy Co.                              (a)                     48,800          2,163,792
                                                                                   ----------------
                                                                                          4,410,079
                                                                                   ----------------
    PERSONAL PRODUCTS (1.1%)
    American Oriental Bioengineering, Inc.        (a)(b)                 187,600          2,410,660
                                                                                   ----------------
    PHARMACEUTICALS (2.7%)
*   Par Pharmaceutical Cos., Inc.                 (a)                    113,800          3,002,044
    Sciele Pharma, Inc.                           (a)                    114,000          2,707,500
                                                                                   ----------------
                                                                                          5,709,544
                                                                                   ----------------
    REAL ESTATE (0.1%)
    HFF, Inc. Class A                             (a)                      6,100            114,070
                                                                                   ----------------
    ROAD & RAIL (1.3%)
    Celadon Group, Inc.                           (a)                    163,300          2,741,807
                                                                                   ----------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
       (8.4%)
    Diodes, Inc.                                  (a)                     77,150          2,829,090
    Hittite Microwave Corp.                       (a)                     84,700          2,945,866
    Skyworks Solutions, Inc.                      (a)                    386,400          2,538,648
    Supertex, Inc.                                (a)(b)                  69,700          2,602,598
    Tessera Technologies, Inc.                    (a)(b)                  67,800          2,592,672
*   Trident Microsystems, Inc.                    (a)                    150,500          3,140,935
    Ultra Clean Holdings                          (a)                     82,000          1,143,080
                                                                                   ----------------
                                                                                         17,792,889
                                                                                   ----------------
    SOFTWARE (3.9%)
    Macrovision Corp.                             (a)(b)                  96,800          2,393,864
    Mentor Graphics Corp.                         (a)(b)                 151,700          2,821,620
*   Quality Systems, Inc.                                                 71,400          3,029,502
                                                                                   ----------------
                                                                                          8,244,986
                                                                                   ----------------
    SPECIALTY RETAIL (9.0%)
*   Aeropostale, Inc.                             (a)                     88,600          3,184,284
    Casual Male Retail Group, Inc.                (a)                    209,600          2,615,808
    Charlotte Russe Holding, Inc.                 (a)                     89,000          2,718,950
    Children's Place Retail Stores, Inc. (The)    (a)(b)                  43,100          2,336,451
    Dress Barn, Inc.                              (a)                    117,300          2,635,731
*   Gymboree Corp. (The)                          (a)                     71,700          3,103,893
    Tween Brands, Inc.                            (a)(b)                  68,500          2,342,015
                                                                                   ----------------
                                                                                         18,937,132
                                                                                   ----------------
    TEXTILES, APPAREL & LUXURY GOODS (2.5%)
    Steven Madden, Ltd.                                                   78,000          2,318,160
*   Warnaco Group, Inc. (The)                     (a)                    107,800          3,049,662
                                                                                   ----------------
                                                                                          5,367,822
                                                                                   ----------------

    TRADING COMPANIES & DISTRIBUTORS (2.8%)
*   Houston Wire & Cable Co.                      (a)(b)                 130,900          3,099,712
    Interline Brands, Inc.                        (a)                    121,800          2,768,514
                                                                                   ----------------
                                                                                          5,868,226
                                                                                   ----------------
    Total Common Stocks
       (Cost $201,648,896)                                                              208,428,461
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    SHORT-TERM INVESTMENTS (22.4%)

    COMMERCIAL PAPER (7.5%)
    CAFCO LLC
       5.287%, due 3/6/07                         (c)            $       778,027            778,027
    Charta LLC
       5.299%, due 3/23/07                        (c)                  1,018,045          1,018,045
    Clipper Receivables Corp.
       5.281%, due 2/13/07                        (c)                    778,027            778,027
    Commonwealth Bank of Australia
       (Delaware) Finance, Inc.
       5.282%, due 2/28/07                        (c)                  1,794,518          1,794,518
    Fairway Finance Corp.
       5.292%, due 2/21/07                        (c)                    778,027            778,027
    Falcon Asset Securitization Corp.
       5.286%, due 2/13/07                        (c)                    778,027            778,027
    Greyhawk Funding LLC
       5.285%, due 2/7/07                         (c)                    778,027            778,027
    Jupiter Securitization Corp.
       5.282%, due 2/9/07                         (c)                    778,027            778,027
    Liberty Street Funding Co.
       5.285%, due 3/2/07                         (c)                  1,037,370          1,037,370
    Old Line Funding LLC
       5.282%, due 2/15/07                        (c)                    778,027            778,027
    Park Avenue Receivables Corp.
       5.286%, due 2/27/07                        (c)                    518,685            518,685
    Rabobank USA Finance Corp.
       5.27%, due 2/1/07                                                 145,000            145,000
    Sheffield Receivables Corp.
       5.293%, due 2/15/07                        (c)                    907,699            907,699
    Toyota Motor Credit Corp.
       5.23%, due 2/2/07                                               3,355,000          3,354,512
    Variable Funding Capital Co.
       5.272%, due 2/6/07                         (c)                    778,027            778,027
    Yorktown Capital LLC
       5.276%, due 2/8/07                         (c)                    778,027            778,027
                                                                                   ----------------
    Total Commercial Paper
       (Cost $15,778,072)                                                                15,778,072
                                                                                   ----------------

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    INVESTMENT COMPANY (2.9%)
    BGI Institutional Money Market Fund           (c)                  6,236,300          6,236,300
                                                                                   ----------------
    Total Investment Company
       (Cost $6,236,300)                                                                  6,236,300
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    REPURCHASE AGREEMENT (0.6%)

    Morgan Stanley & Co. 5.42%, dated 1/31/07
       due 2/1/07 Proceeds at Maturity $1,296,907
       (Collateralized by various Corporate
       Bonds, with rates between 5.19% - 8.60%
       and maturity dates between 5/19/10 -
       12/29/49, with a Principal Amount of
       $1,351,954 and a Market Value of $1,343,629)(c)           $     1,296,712          1,296,712
                                                                                   ----------------
    Total Repurchase Agreement
       (Cost $1,296,712)                                                                  1,296,712
                                                                                   ----------------
    TIME DEPOSITS (11.4%)
    Banco Bilbao Vizcaya Argentaria
       S.A.
       5.305%, due 4/26/07                        (c)                  2,074,740          2,074,740
    Bank of America Corp.
       5.27%, due 3/20/07                         (c)(d)               2,852,768          2,852,768
    BNP Paribas
       5.26%, due 2/8/07                          (c)                  1,815,398          1,815,398
    Calyon
       5.31%, due 2/12/07                         (c)                  2,074,740          2,074,740
    Citigroup, Inc.
       5.325%, due 3/22/07                        (c)                  1,815,398          1,815,398
    Lloyds TSB Bank PLC
       5.29%, due 2/21/07                         (c)                  2,074,740          2,074,740
    National Australia Bank, Ltd.
       5.28%, due 2/1/07                          (c)                  4,408,822          4,408,822
    Rabobank Nederland
       5.29%, due 3/6/07                          (c)                  2,074,740          2,074,740
    Skandinaviska Enskilda Banken AB
       5.28%, due 2/23/07                         (c)                  2,852,768          2,852,768
    Standard Chartered Bank
       5.28%, due 2/9/07                          (c)                  2,074,740          2,074,740
                                                                                   ----------------
    Total Time Deposits
       (Cost $24,118,854)                                                                24,118,854
                                                                                   ----------------
    Total Short-Term Investments
       (Cost $47,429,938)                                                                47,429,938
                                                                                   ----------------
    Total Investments
       (Cost $249,078,834)                        (e)                      121.1 %      255,858,399 (f)
    Liabilities in Excess of
       Cash and Other Assets                                               (21.1)       (44,625,415)
                                                                 ---------------   ----------------
    Net Assets                                                             100.0 % $    211,232,984
                                                                 ===============   ================

+    Percentages indicated are based on Fund
     net assets.

*    Among the Fund's 10 largest holdings,
     excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  Represents a security, or a portion
     thereof, which is out on loan.

(c)  Represents a security, or a portion
     thereof, purchased with cash collateral
     received for securities on loan.

(d) Floating rate. Rate shown is the rate in effect at January 31, 2007.

(e) The cost for federal income tax purposes is $249,093,376.

(f)  At January 31, 2007 net unrealized
     appreciation was $6,765,023, based on
     cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $13,455,642 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $6,690,619.

MAINSTAY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS                              January 31, 2007 unaudited

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    COMMON STOCKS (97.1%)                         +

    AEROSPACE & DEFENSE (1.9%)
    Hexcel Corp.                                  (a) (b)                 30,300   $        582,972
    Orbital Sciences Corp.                        (a) (b)                 55,100            940,006
    United Industrial Corp.                                               10,400            525,304
                                                                                   ----------------
                                                                                          2,048,282
                                                                                   ----------------
    AIRLINES (1.1%)
    Pinnacle Airlines Corp.                       (a)                     68,100          1,195,155
                                                                                   ----------------
    AUTO COMPONENTS (2.0%)
    Cooper Tire & Rubber Co.                      (b)                     63,200          1,010,568
    Standard Motor Products, Inc.                                         35,200            556,864
    Visteon Corp.                                 (a)                     62,200            497,600
                                                                                   ----------------
                                                                                          2,065,032
                                                                                   ----------------
    AUTOMOBILES (0.5%)
    Monaco Coach Corp.                                                    37,200            560,976
                                                                                   ----------------
    BEVERAGES (0.5%)
    MGP Ingredients, Inc.                         (b)                     23,300            514,231
                                                                                   ----------------
    BUILDING PRODUCTS (2.3%)
    American Woodmark Corp.                       (b)                     22,400          1,007,104
*   Apogee Enterprises, Inc.                                              72,735          1,384,147
                                                                                   ----------------
                                                                                          2,391,251
                                                                                   ----------------
    CAPITAL MARKETS (1.6%)
    LaBranche & Co., Inc.                         (a) (b)                 53,700            503,706
    Stifel Financial Corp.                        (a) (b)                 24,900          1,199,682
                                                                                   ----------------
                                                                                          1,703,388
                                                                                   ----------------
    CHEMICALS (3.0%)
    OM Group, Inc.                                (a)                     11,600            566,776
    Sensient Technologies Corp.                                           30,000            740,400
    Terra Industries, Inc.                        (a)                     44,000            626,120
    Tronox, Inc. Class A                          (b)                     49,700            716,674
    W.R. Grace & Co.                              (a) (b)                 26,600            577,220
                                                                                   ----------------
                                                                                          3,227,190
                                                                                   ----------------
    COMMERCIAL BANKS (6.1%)
    CVB Financial Corp.                           (b)                    102,080          1,276,000
    First Merchants Corp.                                                 50,600          1,310,034
*   FNB Corp.                                                             75,300          1,324,527
    Independent Bank Corp.                                                39,300          1,263,888
    Nara Bancorp, Inc.                                                    66,500          1,305,395
                                                                                   ----------------
                                                                                          6,479,844
                                                                                   ----------------

    COMMERCIAL SERVICES & SUPPLIES (2.9%)
*   Kelly Services, Inc. Class A                                          44,100          1,367,541
    Layne Christensen Co.                         (a)                     33,000          1,155,990
    Volt Information Sciences, Inc.               (a) (b)                 15,750            556,920
                                                                                   ----------------
                                                                                          3,080,451
                                                                                   ----------------
    COMMUNICATIONS EQUIPMENT (1.0%)
    Ditech Networks, Inc.                         (a)                     76,200            546,354
    Radyne Corp.                                  (a)                     49,100            513,586
                                                                                   ----------------
                                                                                          1,059,940
                                                                                   ----------------
    CONSUMER FINANCE (1.1%)
    Advanta Corp. Class B                                                 12,500            580,125
    EZCORP                                        (a)                     32,500            543,725
                                                                                   ----------------
                                                                                          1,123,850
                                                                                   ----------------
    DIVERSIFIED CONSUMER SERVICES (0.6%)
    Steiner Leisure, Ltd.                         (a)                     13,000            607,880
                                                                                   ----------------
    DIVERSIFIED TELECOMMUNICATION SERVICES
       (1.0%)
    FairPoint Communciations, Inc.                                        54,100          1,096,066
                                                                                   ----------------
    ELECTRIC UTILITIES (2.2%)
    Cleco Corp.                                                           20,900            533,786
    El Paso Electric Co.                          (a)                     21,700            527,310
    IDACORP, Inc.                                                         13,600            502,520
    UniSource Energy Corp.                                                19,500            731,640
                                                                                   ----------------
                                                                                          2,295,256
                                                                                   ----------------
    ELECTRICAL EQUIPMENT (1.6%)
    General Cable Corp.                           (a)                     12,000            517,560
    Regal-Beloit Corp.                                                    24,200          1,217,744
                                                                                   ----------------
                                                                                          1,735,304
                                                                                   ----------------
    ELECTRONIC EQUIPMENT & INSTRUMENTS (2.1%)
    CalAmp Corp.                                  (a)                     62,500            497,500
    CTS Corp.                                                             61,500            953,250
    GSI Group, Inc.                               (a)                     86,200            723,218
                                                                                   ----------------
                                                                                          2,173,968
                                                                                   ----------------
    ENERGY EQUIPMENT & SERVICES (0.6%)
    Union Drilling, Inc.                          (a)                     51,500            657,655
                                                                                   ----------------
    FOOD & STAPLES RETAILING (1.7%)
    Ingles Markets, Inc. Class A                                          17,700            648,174
    Weis Markets, Inc.                                                    26,000          1,125,280
                                                                                   ----------------
                                                                                          1,773,454
                                                                                   ----------------
    FOOD PRODUCTS (0.6%)
    J&J Snack Foods Corp.                                                 14,400            594,432
                                                                                   ----------------
    GAS UTILITIES (1.2%)
*   New Jersey Resources Corp.                                            28,300          1,318,780
                                                                                   ----------------
    HEALTH CARE EQUIPMENT & SUPPLIES (1.1%)
    CONMED Corp.                                  (a)                     47,600          1,151,920
                                                                                   ----------------

    HEALTH CARE PROVIDERS & SERVICES (2.7%)
    Alliance Imaging, Inc.                        (a)                     79,300            554,307
    Kindred Healthcare, Inc.                      (a) (b)                 20,900            599,830
    LifePoint Hospitals, Inc.                     (a)                     15,600            530,088
    MedCath Corp.                                 (a)                     19,300            552,752
    Sierra Health Services, Inc.                  (a)                     16,500            663,300
                                                                                   ----------------
                                                                                          2,900,277
                                                                                   ----------------
    HOTELS, RESTAURANTS & LEISURE (3.7%)
    Bluegreen Corp.                               (a)                     61,100            799,188
    Marcus Corp.                                                          32,300            772,293
    Morton's Restaurant Group                     (a)                     57,900          1,083,309
    O'Charley's, Inc.                             (a)                     58,500          1,242,540
                                                                                   ----------------
                                                                                          3,897,330
                                                                                   ----------------
    HOUSEHOLD DURABLES (4.3%)
    Brookfield Homes Corp.                        (b)                     14,000            508,340
*   CSS Industries, Inc.                                                  37,900          1,367,053
    Levitt Corp. Class A                          (b)                     43,000            608,880
    Meritage Homes Corp.                          (a)                     11,000            488,950
    Tarragon Corp.                                (b)                     43,300            494,486
    Technical Olympic USA, Inc.                   (b)                     51,800            493,654
    WCI Communities, Inc.                         (a) (b)                 27,500            595,375
                                                                                   ----------------
                                                                                          4,556,738
                                                                                   ----------------
    INDUSTRIAL CONGLOMERATES (0.5%)
    Sequa Corp. Class A                           (a)                      4,600            579,554
                                                                                   ----------------
    INSURANCE (6.0%)
    Infinity Property & Casualty Corp.                                    13,100            626,704
    LandAmerica Financial Group, Inc.                                     13,500            851,310
    Phoenix Cos., Inc. (The)                                              73,900          1,110,717
    Safety Insurance Group, Inc.                                          10,400            507,936
    Selective Insurance Group, Inc.                                       17,500            900,375
    Stewart Information Services Corp.                                    30,500          1,282,220
    United America Indemnity, Ltd. Class A        (a)                     46,000          1,109,520
                                                                                   ----------------
                                                                                          6,388,782
                                                                                   ----------------
    INTERNET SOFTWARE & SERVICES (1.4%)
    Ariba, Inc.                                   (a)                     68,100            633,330
    United Online, Inc.                           (b)                     61,500            863,460
                                                                                   ----------------
                                                                                          1,496,790
                                                                                   ----------------
    LEISURE EQUIPMENT & PRODUCTS (2.2%)
    JAKKS Pacific, Inc.                           (a)                     26,600            539,182
    Polaris Industries, Inc.                      (b)                     27,800          1,299,928
    RC2 Corp.                                     (a)                     13,500            533,385
                                                                                   ----------------
                                                                                          2,372,495
                                                                                   ----------------
    MACHINERY (2.4%)
    EnPro Industries, Inc.                        (a) (b)                 28,200            932,010
    Titan International, Inc.                     (b)                     26,100            605,259
    Wabash National Corp.                                                 60,900            970,746
                                                                                   ----------------
                                                                                          2,508,015
                                                                                   ----------------
    MEDIA (3.8%)
*   Journal Communications, Inc. Class A                                 113,000          1,522,110
    Playboy Enterprises, Inc. Class B             (a) (b)                 70,700            780,528

    ProQuest Co.                                  (a)                     50,500            560,550
    Sinclair Broadcast Group, Inc. Class A                                98,200          1,155,814
                                                                                   ----------------
                                                                                          4,019,002
                                                                                   ----------------
    METALS & MINING (4.3%)
    A.M. Castle & Co.                                                     20,700            517,500
    Brush Engineered Materials, Inc.              (a)                     15,600            516,204
    Cleveland-Cliffs, Inc.                                                11,300            617,658
    Gibraltar Industries, Inc.                                            22,500            551,925
    Mesabi Trust                                                          31,400            795,362
    Olympic Steel, Inc.                                                   23,700            630,420
    Universal Stainless & Alloy                   (a)                     19,800            876,150
                                                                                   ----------------
                                                                                          4,505,219
                                                                                   ----------------
    MULTILINE RETAIL (1.0%)
    Conn's, Inc.                                  (a) (b)                 22,700            532,769
    Retail Ventures, Inc.                         (a)                     27,700            547,075
                                                                                   ----------------
                                                                                          1,079,844
                                                                                   ----------------
    MULTI-UTILITIES (1.2%)
    Avista Corp.                                                          50,100          1,260,015
                                                                                   ----------------
    OIL, GAS & CONSUMABLE FUELS (4.2%)
    Berry Petroluem Co. Class A                                           41,200          1,278,848
*   Comstock Resources, Inc.                      (a)                     44,200          1,412,190
    Copano Energy LLC                             (b)                     18,800          1,205,832
    Swift Energy Co.                              (a)                     11,700            518,778
                                                                                   ----------------
                                                                                          4,415,648
                                                                                   ----------------
    REAL ESTATE INVESTMENT TRUSTS (10.1%)
    Acadia Realty Trust                                                   25,600            657,664
    Alesco Financial, Inc.                                               110,100          1,247,433
    Anthracite Capital, Inc.                                              41,400            565,938
    Equity Inns, Inc.                                                     37,500            618,750
*   FelCor Lodging Trust, Inc.                                            61,300          1,352,891
    Home Properties, Inc.                                                 16,200          1,041,498
*   Kite Realty Group Trust                                               71,200          1,388,400
    Luminent Mortgage Capital, Inc.                                      116,600          1,079,716
    NorthStar Realty Finance Corp.                                        65,000          1,147,250
    Potlatch Corp.                                                        17,500            826,175
    Redwood Trust, Inc.                                                   11,600            737,296
                                                                                   ----------------
                                                                                         10,663,011
                                                                                   ----------------
    ROAD & RAIL (1.8%)
    AMERCO                                        (a)                      6,000            502,740
*   Werner Enterprises, Inc.                                              72,300          1,374,423
                                                                                   ----------------
                                                                                          1,877,163
                                                                                   ----------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
       (3.1%)
    Advanced Energy Industries, Inc.              (a)                     28,000            485,240
    Axcelis Technologies, Inc.                    (a)                     90,500            582,820
    Photronics, Inc.                              (a)                     52,700            877,982
    Silicon Storage Technology, Inc.              (a)                    117,000            582,660
    Spansion, Inc. Class A                        (a)                     57,600            739,008
                                                                                   ----------------
                                                                                          3,267,710
                                                                                   ----------------

    SPECIALTY RETAIL (2.0%)
    Dress Barn, Inc.                              (a)                     23,400            525,798
    Movie Gallery, Inc.                           (a) (b)                149,800            573,734
    Shoe Carnival, Inc.                           (a)                     31,600          1,005,828
                                                                                   ----------------
                                                                                          2,105,360
                                                                                   ----------------
    TEXTILES, APPAREL & LUXURY GOODS (1.2%)
    Stride Rite Corp. (The)                                               73,900          1,275,514
                                                                                   ----------------
    THRIFTS & MORTGAGE FINANCE (2.8%)
    FirstFed Financial Corp.                      (a) (b)                 14,700          1,013,565
    Triad Guaranty, Inc.                          (a) (b)                 12,500            643,750
    TrustCo Bank Corp., NY                        (b)                    119,700          1,259,244
                                                                                   ----------------
                                                                                          2,916,559
                                                                                   ----------------
    TRADING COMPANIES & DISTRIBUTORS (1.0%)
    Watsco, Inc.                                                          21,300          1,086,726
                                                                                   ----------------
    WATER UTILITIES (0.7%)
    American States Water Co.                                             18,300            717,177
                                                                                   ----------------
    Total Common Stocks
       (Cost $99,707,528)                                                               102,743,234
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    SHORT-TERM INVESTMENTS (23.4%)

    COMMERCIAL PAPER (8.8%)
    Abbey National North America LLC
       5.24%, due 2/8/07                                         $     2,795,000          2,792,152
    CAFCO LLC
       5.287%, due 3/6/07                         (c)                    380,117            380,117
    Charta LLC
       5.299%, due 3/23/07                        (c)                    497,381            497,381
    Clipper Receivables Corp.
       5.281%, due 2/13/07                        (c)                    380,117            380,117
    Commonwealth Bank of Australia
       (Delaware) Finance, Inc.
       5.282%, due 2/28/07                        (c)                    876,739            876,739
    Fairway Finance Corp.
       5.292%, due 2/21/07                        (c)                    380,117            380,117
    Falcon Asset Securitization Corp.
       5.286%, due 2/13/07                        (c)                    380,117            380,117
    Greyhawk Funding LLC
       5.285%, due 2/7/07                         (c)                    380,117            380,117
    Jupiter Securitization Corp.
       5.282%, due 2/9/07                         (c)                    380,117            380,117
    Liberty Street Funding Co.
       5.285%, due 3/2/07                         (c)                    506,822            506,822
    Old Line Funding LLC
       5.282%, due 2/15/07                        (c)                    380,117            380,117
    Park Avenue Receivables Corp.
       5.286%, due 2/27/07                        (c)                    253,411            253,411
    Rabobank USA Finance Corp.
       5.27%, due 2/1/07                                                 470,000            470,000
    Sheffield Receivables Corp.
       5.293%, due 2/15/07                        (c)                    443,470            443,470
    Variable Funding Capital Co.
       5.272%, due 2/6/07                         (c)                    380,117            380,117

    Yorktown Capital LLC
       5.276%, due 2/8/07                         (c)                    380,117            380,117
                                                                                   ----------------
    Total Commercial Paper
       (Cost $9,261,028)                                                                9,261,028
                                                                                   ----------------

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    INVESTMENT COMPANY (2.9%)

    BGI Institutional Money Market Fund           (c)                  3,046,837          3,046,837
                                                                                   ----------------
    Total Investment Company
       (Cost $3,046,837)                                                                  3,046,837
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    REPURCHASE AGREEMENT (0.6%)

    Morgan Stanley & Co. 5.42%, dated 1/31/07
       due 2/1/07 Proceeds at Maturity $633,623
       (Collateralized by various Corporate
       Bonds, with rates between 5.19% - 8.60%
       and maturity dates between 5/19/10 -
       12/29/49, with a Principal Amount of
       $660,517 and a Market Value of $656,450)   (c)            $       633,528            633,528
                                                                                   ----------------
    Total Repurchase Agreement
       (Cost $633,528)                                                                      633,528
                                                                                   ----------------
    TIME DEPOSITS (11.1%)
    Banco Bilbao Vizcaya Argentaria S.A.
       5.305%, due 4/26/07                        (c)                  1,013,645          1,013,645
    Bank of America Corp.
       5.27%, due 3/20/07                         (c) (d)              1,393,761          1,393,761
    BNP Paribas
       5.26%, due 2/8/07                          (c)                    886,939            886,939
    Calyon
       5.31%, due 2/12/07                         (c)                  1,013,645          1,013,645
    Citigroup, Inc.
       5.325%, due 3/22/07                        (c)                    886,939            886,939
    Lloyds TSB Bank PLC
       5.29%, due 2/21/07                         (c)                  1,013,645          1,013,645
    National Australia Bank, Ltd.
       5.28%, due 2/1/07                          (c)                  2,153,994          2,153,994
    Rabobank Nederland
       5.29%, due 3/6/07                          (c)                  1,013,645          1,013,645
    Skandinaviska Enskilda Banken AB
       5.28%, due 2/23/07                         (c)                  1,393,762          1,393,762
    Standard Chartered Bank
       5.28%, due 2/9/07                          (c)                  1,013,645          1,013,645
                                                                                   ----------------
    Total Time Deposits
       (Cost $11,783,620)                                                                11,783,620
                                                                                   ----------------
    Total Short-Term Investments
       (Cost $24,725,013)                                                                24,725,013
                                                                                   ----------------

    Total Investments
       (Cost $124,432,541)                        (e)                      120.5%       127,468,247(f)
    Liabilities in Excess of
       Cash and Other Assets                                               (20.5)       (21,679,650)
                                                                 ---------------   ----------------
    Net Assets                                                             100.0%  $    105,788,597
                                                                 ===============   ================

+    Percentages indicated are based on Fund net assets.

* Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  Represents a security, or a portion thereof, which is out on loan.

(c) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)  Floating rate. Rate shown is the rate in effect at January 31, 2007.

(e)  The cost for federal income tax purposes is $125,038,957.

(f) At January 31, 2007 net unrealized appreciation was $2,429,290, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $5,022,702 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $2,593,412.

MAINSTAY TAX FREE BOND FUND
PORTFOLIO OF INVESTMENTS +++                          January 31, 2007 unaudited

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    LONG-TERM MUNICIPAL BONDS (92.8%)             +

    ALABAMA (1.5%)
    Huntsville, Alabama Health Care Authority
       Series A, LOC: Regions Bank
       5.00%, due 6/1/34                          (a)            $     1,000,000   $      1,013,630
       Series A
       5.75%, due 6/1/31                                               2,500,000          2,654,900
                                                                                   ----------------
                                                                                          3,668,530
                                                                                   ----------------
    CALIFORNIA (10.7%)
    California State Economic Recovery
       Series A
       5.00%, due 7/1/17                                               2,000,000          2,107,480
    California State Various Purposes
       5.25%, due 4/1/34                                               2,040,000          2,170,601
    California Statewide Communities
       Development Authority, Kaiser
       Foundation Hospitals
       Series B
       5.00%, due 3/1/41                                               5,000,000          5,156,300
*   Golden State Tobacco Securitization Corp.
       5.00%, due 6/1/45                                              10,000,000         10,333,100
*   Los Angeles, California Unified School
       District
       Series D, Insured: MBIA
       5.75%, due 7/1/16                          (b)                  6,000,000          6,895,680
                                                                                   ----------------
                                                                                         26,663,161
                                                                                   ----------------
    DELAWARE (0.9%)
    Delaware State Economic Development
       Authority Revenue Pollution Control,
       Delmarva Power
       Series C, Insured: AMBAC
       4.90%, due 5/1/26                          (c)                  2,250,000          2,335,860
                                                                                   ----------------
    DISTRICT OF COLUMBIA (0.8%)
    Metropolitan Washington DC Airports
       Authority Airport System Revenue
       Series B
       5.00%, due 10/1/36                         (d)                  2,000,000          2,093,540
                                                                                   ----------------
    FLORIDA (9.1%)
    Highlands County Florida Health
       Facilities Authority Revenue Hospital,
       Adventist Health Systems
       Series D
       5.375%, due 11/15/35                       (e)                  5,000,000          5,453,000
*   Hillsborough County Florida Industrial
       Development Authority Hospital Revenue,
       Tampa General Hospital Project
       5.25%, due 10/1/41                                              6,000,000          6,298,800

    Miami-Dade County Florida Solid Waste
       System Revenue, Insured: MBIA
       5.00%, due 10/1/19                         (b)                  1,735,000          1,848,486
    Orange County Florida Health Facilities
       Authority Revenue Hospital, Adventist
       Health Systems
       5.625%, due 11/15/32                                            3,000,000          3,300,300
    South Florida Water Management District
       5.00%, due 10/1/20                                              5,245,000          5,598,880
    Waterchase Community Development
       District of Florida Capital Improvement
       Revenue
       Series B
       5.90%, due 5/1/08                                                  65,000             65,127
                                                                                   ----------------
                                                                                         22,564,593
                                                                                   ----------------
    GEORGIA (1.1%)
    Main Street Natural Gas, Inc. Gas Revenue
       Series B
       5.00%, due 3/15/18                                              2,500,000          2,679,600
                                                                                   ----------------
    ILLINOIS (11.6%)
*   Chicago, Illinois Housing Authority
       Capital Program Revenue, Insured: FSA
       5.00%, due 7/1/23                          (e)(f)               7,100,000          7,506,617
    Chicago, Illinois Waterworks Revenue,
       Insured: FGIC
       6.50%, due 11/1/15                         (g)                  3,005,000          3,566,544
    Illinois Health Facilities Authority
       Revenue, Lake Forest Hospital
       Series A
       5.75%, due 7/1/29                                               2,000,000          2,136,240
    Illinois State Sales Tax Revenue Second
       Series, Insured: FGIC
       5.50%, due 6/15/17                         (g)                  4,000,000          4,500,040
*   Illinois State Toll Highway Authority,
       Insured: FSA
       Series A-1
       5.00%, due 1/1/26                          (e)(f)               7,000,000          7,417,620
    Kane McHenry Cook & De Kalb Counties
       Illinois Unit School District No. 300,
       Insured: XLCA
       5.00%, due 12/1/20                         (h)                  3,500,000          3,729,950
                                                                                   ----------------
                                                                                         28,857,011
                                                                                   ----------------
    KANSAS (1.0%)
    Geary County Kansas Unified School
       District No. 475, Insured: MBIA
       5.25%, due 9/1/22                          (b)                  2,275,000          2,468,625
                                                                                   ----------------
    LOUISIANA (1.7%)
    State of Louisiana Offshore Terminal
       Authority Deepwater Port Revenue
       Series C
       5.25%, due 9/1/16                                               3,970,000          4,198,553
                                                                                   ----------------
    MASSACHUSETTS (1.1%)
    Massachusetts Bay Transportation
       Authority Revenue Assessment
       Series A
       5.75%, due 7/1/18                          (i)                  2,290,000          2,435,140
       5.75%, due 7/1/18                                                 210,000            222,203
                                                                                   ----------------
                                                                                          2,657,343
                                                                                   ----------------

    NEBRASKA (0.2%)
    Nebraska Investment Finance Authority,
       Single Family Housing Revenue
       Series C
       6.30%, due 9/1/28                          (d)                    380,000            383,865
                                                                                   ----------------
    NEVADA (0.4%)
    Clark County Nevada Industrial
       Development Revenue Southwest Gas Corp.
       Series A, Insured: AMBAC
       4.85%, due 10/1/35                         (c)(d)               1,000,000          1,012,500
                                                                                   ----------------
    NEW JERSEY (1.7%)
    New Jersey State Trust Fund
       Transportation Authority System
       Series C, Insured: FSA
       5.50%, due 12/15/17                        (e)(f)               3,810,000          4,319,054
                                                                                   ----------------
    NEW MEXICO (1.2%)
    New Mexico Finance Authority State
       Transportation Revenue Series Lien
       Series A, Insured: MBIA
       5.00%, due 6/15/22                         (b)                  2,750,000          2,906,860
                                                                                   ----------------
    NEW YORK (17.2%)
    Hudson Yards Infrastructure Corp. Revenue
       Series A
       5.00%, due 2/15/47                                              2,500,000          2,612,150
    Liberty, New York Development Corp.,
       Goldman Sachs Group, Inc.
       5.25%, due 10/1/35                                              5,000,000          5,737,400
    Metropolitan Transportation Authority of
       New York Revenue
       Series A, Insured: FGIC
       5.00%, due 11/15/25                        (g)                  1,500,000          1,573,575
       Series B, Insured: MBIA
       5.00%, due 11/15/25                        (b)                  2,000,000          2,134,660
    New York City Industrial Development
       Agency Revenue Queens Baseball Stadium
       5.00%, due 1/1/20                                                 250,000            269,338
    New York City Industrial Development
       Agency Revenue Yankee Stadium
       5.00%, due 3/1/31                                               1,000,000          1,061,330
*   New York City, New York
       Series C
       5.00%, due 8/1/26                                               8,500,000          8,929,165
    New York State Dormitory Authority Lease
       Revenue Court Facilities City of New
       York
       7.375%, due 5/15/10                                             3,685,000          3,881,153
       7.50%, due 5/15/11                                              1,740,000          1,908,119
    New York State Dormitory Authority
       Revenue
       Series A, Insured: MBIA
       6.00%, due 7/1/19                          (b)                  3,700,000          4,420,501
       Series B
       7.50%, due 5/15/11                         (i)                  1,880,000          2,058,374
    New York State Environmental Facilities
       Corp. Pollution Control Revenue, State
       Water Revolving Fund
       Series A
       7.50%, due 6/15/12                                                185,000            189,571
    New York State Thruway Authority Highway
       & Bridge Trust Fund

       Series B, Insured: AMBAC
       5.00%, due 4/1/21                          (c)                  4,000,000          4,264,640
    Triborough Bridge & Tunnel Authority New
       York Revenues, Insured: MBIA
       5.00%, due 11/15/32                        (b)                  3,500,000          3,656,975
                                                                                   ----------------
                                                                                         42,696,951
                                                                                   ----------------
    NORTH CAROLINA (5.4%)
    North Carolina Eastern Municipal Power
       Agency Systems Revenue
       Series A
       5.50%, due 1/1/12                                               2,000,000          2,134,920
       Series D
       6.75%, due 1/1/26                                               2,000,000          2,153,120
    North Carolina Housing Finance Agency
       Home Ownership
       Series 13-A
       4.25%, due 1/1/28                          (d)                  1,605,000          1,607,584
*   North Carolina Municipal Power Agency
       N1, Catawba Electric Revenue
       Series B
       6.50%, due 1/1/20                          (e)                  7,000,000          7,530,320
                                                                                   ----------------
                                                                                         13,425,944
                                                                                   ----------------
    OHIO (1.0%)
    Lorain County Ohio Hospital Revenue,
       Catholic Healthcare
       5.375%, due 10/1/30                                             2,300,000          2,423,625
                                                                                   ----------------
    PENNSYLVANIA (3.4%)
    Allegheny County Pennsylvania Sanitary
       Authority Sewer Revenue
       Series A, Insured: MBIA
       5.00%, due 12/1/23                         (b)                  5,000,000          5,301,850
    Philadelphia, Pennsylvania School
       District
       Series A, Insured: FSA
       5.75%, due 2/1/11                          (f)                  3,000,000          3,210,840
                                                                                   ----------------
                                                                                          8,512,690
                                                                                   ----------------
    PUERTO RICO (6.4%)
    Puerto Rico Commonwealth Infrastructure
       Financing Special Authority
       Series A
       5.50%, due 10/1/17                                              1,500,000          1,602,150
    Puerto Rico Electric Power Authority
       Revenue
       Series HH, Insured: FSA
       5.25%, due 7/1/29                          (f)                  2,750,000          2,886,290
*   Puerto Rico Public Buildings Authority
       Revenue Guaranteed Government Facilities
       Series I
       5.00%, due 7/1/36                                              10,000,000         10,366,200
    University of Puerto Rico Revenues
       Series P
       5.00%, due 6/1/30                                               1,000,000          1,045,070
                                                                                   ----------------
                                                                                         15,899,710
                                                                                   ----------------
    SOUTH CAROLINA (3.0%)
    Charleston County South Carolina Public
       Improvement
       6.125%, due 9/1/11                                              2,425,000          2,584,395

    South Carolina Jobs Economic Development
       Authority Revenue, Bon Secours Health
       Systems, Inc.
       5.625%, due 11/15/30                       (e)                  4,500,000          4,777,515
                                                                                   ----------------
                                                                                          7,361,910
                                                                                   ----------------
    TENNESSEE (2.2%)
    Tennessee Energy Acquisition Corp., Gas
       Revenue
       Series A
       5.25%, due 9/1/24                                               5,000,000          5,552,150
                                                                                   ----------------
    TEXAS (7.8%)
    Dallas Fort Worth Texas International
       Airport Facilities Improvement Revenue
       Series A, Insured: FGIC
       6.00%, due 11/1/28                         (d)(e)(g)            4,000,000          4,200,240
    Gainesville, Texas Independent School
       District, Insured: PSFG
       5.00%, due 2/15/32                         (j)                  1,000,000          1,050,800
       5.25%, due 2/15/36                         (j)                  2,925,000          3,145,984
    Jefferson County Texas Health Facility
       Development Corp., Texas Baptist
       Hospitals, Insured: AMBAC
       5.20%, due 8/15/21                         (c)                  1,090,000          1,133,687
    San Antonio, Texas Electric & Gas
       Series 2000
       5.00%, due 2/1/17                          (e)                  5,040,000          5,368,608
    Tarrant Regional Water District Texas
       Water Revenue, Insured: FSA
       5.25%, due 3/1/17                          (f)                  2,500,000          2,669,675
    Texas State College Student Loan
       5.50%, due 8/1/10                          (d)                  1,760,000          1,847,666
                                                                                   ----------------
                                                                                         19,416,660
                                                                                   ----------------
    WASHINGTON (2.8%)
*   Seattle, Washington Municipal Light &
       Power Revenue
       6.00%, due 10/1/15                         (e)(i)               6,500,000          6,932,315
                                                                                   ----------------
    WEST VIRGINIA (0.6%)
    Kanawha Mercer Nicholas Counties West
       Virginia Single Family Mortgage Revenue
       (zero coupon), due 2/1/15                  (i)(k)               2,230,000          1,498,471
                                                                                   ----------------
    Total Long-Term Municipal Bonds
       (Cost $220,367,896)                                                              230,529,521
                                                                                   ----------------

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    CUMULATIVE PREFERRED STOCK (3.8%)
*   Charter Mac Equity Issuer Trust
       Series A-1
       7.10%, due 6/30/09                         (e)(l)               9,000,000          9,549,900
                                                                                   ----------------
    Total Cumulative Preferred Stock
       (Cost $9,010,774)                                                                  9,549,900
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    SHORT-TERM INVESTMENTS (2.3%)

    IDAHO (1.4%)
    Idaho Health Facilities Authority
       Revenue, St. Luke's Regional Medical
       Center, Insured: FSA
       3.65%, due 7/1/35                          (f)(m)         $     3,370,000          3,370,000
                                                                                   ----------------
    NORTH CAROLINA (0.2%)
    University of North Carolina at Chapel
       Hill Hospital Revenue
       Series A
       3.65%, due 2/15/31                         (m)                    400,000            400,000
                                                                                   ----------------
    WYOMING (0.7%)
    Lincoln County Wyoming Pollution Control
       Revenue, ExxonMobil Corp.
       Series C
       3.52%, due 11/1/14                         (m)                  1,875,000          1,875,000
                                                                                   ----------------
    Total Short-Term Investments
       (Cost $5,645,000)                                                                  5,645,000
                                                                                   ----------------
    Total Investments
       (Cost $235,023,670)                        (n)                       98.9%       245,724,421(o)
    Cash and Other Assets,
       Less Liabilities                                                      1.1          2,549,737
                                                                   -------------   ----------------
    Net Assets                                                             100.0%  $    248,274,158
                                                                   =============   ================

                                                                    CONTRACTS         UNREALIZED
                                                                      SHORT         APPRECIATION(p)
                                                                 ---------------   ----------------
    FUTURES CONTRACTS (0.1%)

    United States Treasury Bond
       March 2007 (Long Bond)                                                (43)  $        185,438
                                                                                   ----------------
    Total Futures Contracts
       (Settlement Value $4,735,375)                                               $        185,438
                                                                                   ================

+    Percentages indicated are based on Fund net assets.

* Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

+++ Fifty percent of the Fund's assets are maintained to cover "senior securities transactions" which may include, but are not limited to, forwards, TBA's, options and futures. This percentage is marked-to-market daily against the value of the Fund's "senior securities" holdings to ensure proper coverage for these transactions.

(a)  LOC - Letter of Credit

(b)  MBIA - MBIA Insurance Corp.

(c)  AMBAC - Ambac Assurance Corp.

(d)  Interest on these securities is subject to alternative minimum tax.

(e)  Segregated, or partially segregated as collateral for futures contracts.

(f)  FSA - Financial Security Assurance, Inc.

(g)  FGIC - Financial Guaranty Insurance Co.

(h)  XLCA - XL Capital Assurance, Inc.

(i) Prerefunding Securities - issuer has or will issue new bonds and use the proceeds to purchase Treasury securities that mature at or near the same date as the original issue's call date.

(j)  PSFG - Permanent School Fund Guaranteed

(k)  Non-income producing security.

(l) May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(m) Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par.

(n)  The cost for federal income tax purposes is $235,044,908.

(o) At January 31, 2007 net unrealized appreciation for securities was $10,679,513, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $10,916,815 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $237,302.

(p) Represents the difference between the value of the contracts at the time they were opened and the value at January 31, 2007.

MAINSTAY TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS +++                          January 31, 2007 unaudited

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    LONG-TERM BONDS (34.1%)                       +

    ASSET-BACKED SECURITIES (1.8%)

    COMMERCIAL BANKS (0.1%)
    Structured Asset Investment Loan Trust
       Series 2006-3, Class A4
       5.41%, due 6/25/36                         (a)            $       710,000   $        710,669
                                                                                   ----------------
    CONSUMER FINANCE (0.5%)
    Harley-Davidson Motorcycle Trust
       Series 2004-1, Class A2
       2.53%, due 11/15/11                                             2,091,650          2,041,670
       Series 2007-1, Class A3
       5.22%, due 3/15/12                                              1,225,000          1,223,640
                                                                                   ----------------
                                                                                          3,265,310
                                                                                   ----------------
    CONSUMER LOANS (0.2%)
    Atlantic City Electric Transition Funding
       LLC
       Series 2002-1, Class A4
       5.55%, due 10/20/23                                             1,600,000          1,611,797
                                                                                   ----------------
    CREDIT CARDS (0.4%)
    Chase Issuance Trust
       Series 2006-C4, Class C4
       5.61%, due 1/15/14                         (a)(b)               1,315,000          1,315,000
    Citibank Credit Card Issuance Trust
       Series 2006-C4, Class C4
       5.57%, due 1/9/12                          (a)                  1,400,000          1,400,000
                                                                                   ----------------
                                                                                          2,715,000
                                                                                   ----------------
    DIVERSIFIED FINANCIAL SERVICES (0.3%)
    Bank of America Credit Card Trust
       Series 2006-C4, Class C4
       5.55%, due 11/15/11                        (a)                    745,000            744,827
    Dunkin Securitization
       Series 2006-1, Class A2
       5.779%, due 6/20/31                        (c)                    630,000            637,607
    Murcie Lago International, Ltd.
       Series 2006-1X, Class A
       5.58%, due 3/27/11                         (a)(b)                 505,000            505,687
    USXL Funding LLC
       Series 2006-1A, Class A
       5.379%, due 4/15/14                        (c)                    601,229            599,247
                                                                                   ----------------
                                                                                          2,487,368
                                                                                   ----------------
    ELECTRIC (0.1%)
    AES Eastern Energy, L.P.
       Series 1999-A
       9.00%, due 1/2/17                                                 119,263            132,978
    Public Service New Hampshire Funding LLC
       Pass-Through Certificates
       Series 2002-1, Class A

       4.58%, due 2/1/10                                                 500,975            499,067
                                                                                   ----------------
                                                                                            632,045
                                                                                   ----------------
    HOME EQUITY (0.2%)
    Citicorp Residential Mortgage Securities,
       Inc.
       Series 2006-3, Class A3
       5.61%, due 11/25/36                                               495,000            493,463
       Series 2006-1, Class A3
       5.706%, due 7/25/36                                               855,000            854,279
                                                                                   ----------------
                                                                                          1,347,742
                                                                                   ----------------
    Total Asset-Backed Securities
       (Cost $12,807,565)                                                                12,769,931
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    CONVERTIBLE BOND (1.0%)

    BIOTECHNOLOGY (0.1%)
    Amgen, Inc.
       0.125%, due 2/1/11                         (c)                    890,000            888,887
                                                                                   ----------------
    DISTRIBUTION & WHOLESALE (0.1%)
    Costco Wholesale Corp.
       (zero coupon), due 8/19/17                                        725,000            928,000
                                                                                   ----------------
    DIVERSIFIED FINANCIAL SERVICES (0.2%)
    Merrill Lynch & Co., Inc.
       (zero coupon), due 3/13/32                                        765,000          1,019,974
                                                                                   ----------------
    INSURANCE (0.0%)                              ++
    Conseco, Inc.
       3.50%, due 9/30/35
       (zero coupon), beginning 9/30/10                                   65,000             64,512
                                                                                   ----------------
    LODGING (0.2%)
    Hilton Hotels Corp.
       3.375%, due 4/15/23                                               680,000          1,092,250
                                                                                   ----------------
    OIL & GAS SERVICES (0.1%)
    Schlumberger, Ltd.
       1.50%, due 6/1/23                                                 525,000            928,594
                                                                                   ----------------
    PHARMACEUTICALS (0.3%)
    ALZA Corp.
       (zero coupon), due 7/28/20                 (d)                    970,000            894,825
    Teva Pharmaceutical Finance LLC
       Series C
       0.25%, due 2/1/26                                                 600,000            582,750
    Wyeth
       4.883%, due 1/15/24                        (a)(d)                 795,000            854,068
                                                                                   ----------------
                                                                                          2,331,643
                                                                                   ----------------
    Total Convertible Bond
       (Cost $6,538,526)                                                                  7,253,860
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    CORPORATE BONDS (5.8%)

    ADVERTISING (0.0%)                            ++

    Lamar Media Corp.
       6.625%, due 8/15/15                                               120,000            118,200
                                                                                   ----------------
    AEROSPACE & DEFENSE (0.0%)                    ++
    Sequa Corp.
       8.875%, due 4/1/08                                                 95,000             97,612
                                                                                   ----------------
    AGRICULTURE (0.0%)                            ++
    Reynolds American, Inc.
       7.625%, due 6/1/16                                                 45,000             47,609
       7.75%, due 6/1/18                                                  55,000             58,740
                                                                                   ----------------
                                                                                            106,349
                                                                                   ----------------
    AIRLINES (0.2%)
    Delta Air Lines, Inc.
       8.30%, due 12/15/29                        (e)                     40,000             24,600
       10.375%, due 12/15/22                      (e)                    100,000             60,750
    Southwest Airlines Co.
       5.125%, due 3/1/17                                                956,000            883,021
       5.75%, due 12/15/16                                               764,000            744,333
                                                                                   ----------------
                                                                                          1,712,704
                                                                                   ----------------
    AUTO PARTS & EQUIPMENT (0.1%)
    Collins & Aikman Products Co.
       12.875%, due 8/15/12                       (c)(e)(f)               75,000                 94
    FleetPride Corp.
       11.50%, due 10/1/14                        (c)                    140,000            140,000
    Goodyear Tire & Rubber Co. (The)
       8.625%, due 12/1/11                        (c)                    105,000            110,512
       11.25%, due 3/1/11                                                 80,000             88,300
    Lear Corp.
       Series B
       8.50%, due 12/1/13                                                 65,000             65,000
       8.75%, due 12/1/16                         (d)                     65,000             64,837
    Tenneco Automotive, Inc.
       8.625%, due 11/15/14                       (d)                     80,000             83,000
                                                                                   ----------------
                                                                                            551,743
                                                                                   ----------------
    BANKS (0.2%)
    HSBC Bank USA N.A.
       4.625%, due 4/1/14                                              1,005,000            951,664
    Suntrust Capital VIII
       6.10%, due 12/1/66                         (a)                    480,000            466,168
    USB Capital IX
       6.189%, due 4/15/11                        (a)                    200,000            204,143
                                                                                   ----------------
                                                                                          1,621,975
                                                                                   ----------------
    BEVERAGES (0.0%)                              ++
    Constellation Brands, Inc.
       7.25%, due 9/1/16                                                  80,000             81,800
                                                                                   ----------------
    BUILDING MATERIALS (0.1%)
    U.S. Concrete, Inc.
       8.375%, due 4/1/14                                                 45,000             44,887
    USG Corp.
       6.30%, due 11/15/16                        (c)                    325,000            324,963
                                                                                   ----------------
                                                                                            369,850
                                                                                   ----------------
    CHEMICALS (0.1%)

    Equistar Chemicals, L.P.
       7.55%, due 2/15/26                                                 90,000             87,300
    Millennium America, Inc.
       7.625%, due 11/15/26                                              110,000            102,300
    Mosaic Global Holdings, Inc.
       7.375%, due 12/1/14                        (c)                     80,000             81,000
       7.625%, due 12/1/16                        (c)                     95,000             97,137
    Reichhold Industries, Inc.
       9.00%, due 8/15/14                         (c)                     20,000             20,450
    Terra Capital, Inc.
       12.875%, due 10/15/08                                              60,000             67,200
    Tronox Worldwide LLC/Tronox Finance Corp.
       9.50%, due 12/1/12                                                100,000            106,000
                                                                                   ----------------
                                                                                            561,387
                                                                                   ----------------
    COAL (0.0%)                                   ++
    Peabody Energy Corp.
       7.375%, due 11/1/16                                                55,000             57,337
       7.875%, due 11/1/26                                                35,000             36,750
                                                                                   ----------------
                                                                                             94,087
                                                                                   ----------------
    COMMERCIAL SERVICES (0.1%)
    R.R. Donnelley & Sons Co.
       5.625%, due 1/15/12                                               360,000            359,746
    Service Corp. International
       7.375%, due 10/1/14                                                55,000             56,650
       7.625%, due 10/1/18                                                55,000             57,750
    Vertrue, Inc.
       9.25%, due 4/1/14                                                 100,000            106,750
                                                                                   ----------------
                                                                                            580,896
                                                                                   ----------------
    COMPUTERS (0.0%)                              ++
    SunGard Data Systems, Inc.
       3.75%, due 1/15/09                                                 55,000             52,250
                                                                                   ----------------
    DIVERSIFIED FINANCIAL SERVICES (1.0%)
    American Real Estate Partners,
       L.P./American Real Estate Finance Corp.
       8.125%, due 6/1/12                                                270,000            277,425
    Bear Stearns Cos., Inc. (The)
       2.875%, due 7/2/08                                              1,100,000          1,063,967
    Citigroup, Inc.
       5.00%, due 9/15/14                                              1,765,000          1,710,991
    Ford Motor Credit Co.
       7.375%, due 10/28/09                                               70,000             70,444
       7.875%, due 6/15/10                                                 5,000              5,073
    General Motors Acceptance Corp.
       5.125%, due 5/9/08                                                600,000            592,144
       6.75%, due 12/1/14                                                 70,000             71,023
       8.00%, due 11/1/31                                                140,000            157,585
    Goldman Sachs Group, L.P.
       5.00%, due 10/1/14                                                790,000            762,024
    HSBC Finance Corp.
       4.75%, due 4/15/10                                                760,000            748,136
    LaBranche & Co., Inc.
       11.00%, due 5/15/12                                                30,000             32,325
    Merrill Lynch & Co., Inc.
       6.11%, due 1/29/37                                                190,000            187,682
    OMX Timber Finance Investments LLC
       Series 1
       5.42%, due 1/29/20                         (c)                    350,000            334,397

    Rainbow National Services LLC
       8.75%, due 9/1/12                          (c)                     75,000             79,875
    Regency Energy Partners, L.P./Regency
       Energy Finance Corp.
       8.375%, due 12/15/13                       (c)                    125,000            125,312
    Residential Capital Corp.
       6.50%, due 4/17/13                                                450,000            454,181
                                                                                   ----------------
                                                                                          6,672,584
                                                                                   ----------------
    ELECTRIC (0.5%)
    AES Corp. (The)
       9.00%, due 5/15/15                         (c)                    255,000            272,850
    Calpine Corp.
       8.50%, due 7/15/10                         (c)                     63,000             65,520
    Consumers Energy Co.
       Series F
       4.00%, due 5/15/10                                              1,260,000          1,203,420
    Kiowa Power Partners LLC
       Series B
       5.737%, due 3/30/21                        (c)                    780,000            749,611
    NiSource Finance Corp.
       5.45%, due 9/15/20                                                600,000            557,428
    NRG Energy, Inc.
       7.25%, due 2/1/14                                                  15,000             15,037
       7.375%, due 2/1/16                                                 30,000             30,037
    Reliant Energy Mid-Atlantic Power Holdings
       LLC
       Series C
       9.681%, due 7/2/26                                                 90,000            106,200
    Tenaska Virginia Partners, L.P.
       6.119%, due 3/30/24                        (c)                    482,634            481,047
                                                                                   ----------------
                                                                                          3,481,150
                                                                                   ----------------
    ELECTRONICS (0.0%)                            ++
    Fisher Scientific International, Inc.
       6.75%, due 8/15/14                                                125,000            127,960
                                                                                   ----------------
    ENTERTAINMENT (0.1%)
    Gaylord Entertainment Co.
       6.75%, due 11/15/14                                                85,000             82,556
       8.00%, due 11/15/13                                               120,000            123,000
    Jacobs Entertainment, Inc.
       9.75%, due 6/15/14                                                 70,000             72,450
    Mohegan Tribal Gaming Authority
       6.375%, due 7/15/09                                                60,000             60,075
       8.00%, due 4/1/12                                                  65,000             67,519
    Speedway Motorsports, Inc.
       6.75%, due 6/1/13                                                 175,000            175,219
    Vail Resorts, Inc.
       6.75%, due 2/15/14                                                180,000            177,300
                                                                                   ----------------
                                                                                            758,119
                                                                                   ----------------
    ENVIRONMENTAL CONTROL (0.0%)                  ++
    Geo Sub Corp.
       11.00%, due 5/15/12                                                60,000             57,750
                                                                                   ----------------
    FOOD (0.0%)                                   ++
    Pilgrim's Pride Corp.
       7.625%, due 5/1/15                                                 40,000             39,600
       8.375%, due 5/1/17                         (d)                     30,000             29,550
                                                                                   ----------------
                                                                                             69,150
                                                                                   ----------------

    FOREST PRODUCTS & PAPER (0.1%)
    Bowater, Inc.
       9.375%, due 12/15/21                                              130,000            133,900
    Georgia-Pacific Corp.
       7.00%, due 1/15/15                         (c)                    150,000            149,250
       7.125%, due 1/15/17                        (c)                    305,000            303,475
       7.75%, due 11/15/29                                                 5,000              4,950
       8.00%, due 1/15/24                                                 20,000             20,100
       8.875%, due 5/15/31                                                30,000             31,725
                                                                                   ----------------
                                                                                            643,400
                                                                                   ----------------
    HAND & MACHINE TOOLS (0.0%)                   ++
    Baldor Electric Co.
       8.625%, due 2/15/17                                                90,000             92,925
                                                                                   ----------------
    HEALTH CARE-PRODUCTS (0.0%)                   ++
    CDRV Investors, Inc.
       9.86%, due 12/1/11                         (a)(c)(g)               55,000             54,037
    Cooper Cos., Inc. (The)
       7.125%, due 2/15/15                        (c)                     70,000             70,700
                                                                                   ----------------
                                                                                            124,737
                                                                                   ----------------
    HEALTH CARE-SERVICES (0.0%)                   ++
    Alliance Imaging, Inc.
       7.25%, due 12/15/12                        (d)                     40,000             38,500
    Ameripath, Inc.
       10.50%, due 4/1/13                                                 50,000             54,250
    HCA, Inc.
       8.75%, due 9/1/10                                                 135,000            140,737
    Triad Hospitals, Inc.
       7.00%, due 5/15/12                                                105,000            107,625
                                                                                   ----------------
                                                                                            341,112
                                                                                   ----------------
    HOLDING COMPANIES - DIVERSIFIED (0.0%)        ++
    Kansas City Southern Railway
       9.50%, due 10/1/08                                                 65,000             68,087
    Susser Holdings LLC
       10.625%, due 12/15/13                                              65,000             70,850
                                                                                   ----------------
                                                                                            138,937
                                                                                   ----------------
    INSURANCE (0.2%)
    Crum & Forster Holdings Corp.
       10.375%, due 6/15/13                                               70,000             75,600
    Fund American Cos., Inc.
       5.875%, due 5/15/13                                               595,000            588,081
    Marsh & McLennan Cos., Inc.
       3.625%, due 2/15/08                                               970,000            948,983
                                                                                   ----------------
                                                                                          1,612,664
                                                                                   ----------------
    IRON & STEEL (0.0%)                           ++
    United States Steel Corp.
       9.75%, due 5/15/10                                                100,000            105,750
                                                                                   ----------------
    LEISURE TIME (0.0%)                           ++
    Town Sports International, Inc.
       9.625%, due 4/15/11                                               100,000            105,250
                                                                                   ----------------

    LODGING (0.1%)
    Boyd Gaming Corp.
       7.75%, due 12/15/12                                               170,000            174,887
    MGM Mirage, Inc.
       8.50%, due 9/15/10                                                115,000            123,337
    MTR Gaming Group, Inc.
       Series B
       9.75%, due 4/1/10                                                  65,000             68,250
    Park Place Entertainment Corp.
       9.375%, due 2/15/07                                               175,000            175,000
                                                                                   ----------------
                                                                                            541,474
                                                                                   ----------------
    MACHINERY - CONSTRUCTION & MINING (0.2%)
    Caterpillar, Inc.
       6.05%, due 8/15/36                                              1,300,000          1,325,247
                                                                                   ----------------
    MEDIA (0.3%)
    Houghton Mifflin Co.
       7.20%, due 3/15/11                                                 75,000             76,125
    Idearc, Inc.
       8.00%, due 11/15/16                        (c)                    160,000            162,600
    Morris Publishing Group LLC
       7.00%, due 8/1/13                                                  75,000             71,062
    Paxson Communications Corp.
       8.61%, due 1/15/12                         (a)(c)                  30,000             30,900
       11.61%, due 1/15/13                        (a)(c)                  55,000             57,200
    Time Warner Entertainment Co., L.P.
       10.15%, due 5/1/12                                                765,000            906,766
    Viacom, Inc.
       6.25%, due 4/30/16                                                400,000            398,457
    Ziff Davis Media, Inc.
       11.371%, due 5/1/12                        (a)                     70,000             68,075
                                                                                   ----------------
                                                                                          1,771,185
                                                                                   ----------------
    METAL FABRICATE & HARDWARE (0.0%)             ++
    Neenah Foundary Co.
       9.50%, due 1/1/17                          (c)                    130,000            131,950
                                                                                   ----------------
    MINING (0.2%)
    Alcoa, Inc.
       5.90%, due 2/1/27                                                 700,000            691,886
    Southern Copper Corp.
       7.50%, due 7/27/35                                                400,000            425,824
                                                                                   ----------------
                                                                                          1,117,710
                                                                                   ----------------
    MISCELLANEOUS - MANUFACTURING (0.0%)          ++
    RBS Global, Inc./Rexnord Corp.
       9.50%, due 8/1/14                          (c)                     85,000             87,975
                                                                                   ----------------
    OFFICE & BUSINESS EQUIPMENT (0.2%)
    Xerox Corp.
       7.625%, due 6/15/13                                             1,055,000          1,097,200
                                                                                   ----------------
    OIL & GAS (0.7%)
    Chaparral Energy, Inc.
       8.50%, due 12/1/15                                                130,000            128,375
    Chesapeake Energy Corp.
       6.50%, due 8/15/17                                                135,000            128,925
       6.875%, due 11/15/20                                                5,000              4,800

    Enterprise Products Operating, L.P.
       Series B
       6.65%, due 10/15/34                                               520,000            529,894
    Gazprom International S.A.
       7.201%, due 2/1/20                         (c)                    725,000            758,350
    Hilcorp Energy I, L.P./Hilcorp Finance Co.
       9.00%, due 6/1/16                          (c)                     70,000             74,200
    Pemex Project Funding Master Trust
       6.625%, due 6/15/35                                               630,000            626,850
    Pogo Producing Co.
       6.625%, due 3/15/15                                                65,000             61,100
       6.875%, due 10/1/17                                               190,000            179,075
    Pride International, Inc.
       7.375%, due 7/15/14                                                35,000             35,525
    Ras Laffan Liquefied Natural Gas Co., Ltd.
       III
       6.332%, due 9/30/27                        (c)                    875,000            873,250
    Sunoco Logistics Partners Operations, L.P.
       6.125%, due 5/15/16                                             1,365,000          1,365,322
    Whiting Petroleum Corp.
       7.00%, due 2/1/14                                                 125,000            123,125
                                                                                   ----------------
                                                                                          4,888,791
                                                                                   ----------------
    OIL & GAS SERVICES (0.0%)                     ++
    Allis-Chalmers Energy, Inc.
       8.50%, due 3/1/17                          (c)                     70,000             70,000
       9.00%, due 1/15/14                                                 40,000             40,600
    Complete Production Services, Inc.
       8.00%, due 12/15/16                        (c)                     95,000             96,188
                                                                                   ----------------
                                                                                            206,788
                                                                                   ----------------
    PACKAGING & CONTAINERS (0.0%)                 ++
    Berry Plastics Holding Corp.
       8.875%, due 9/15/14                        (c)                     70,000             72,275
    Owens-Brockway Glass Container, Inc.
       7.75%, due 5/15/11                                                 65,000             66,950
       8.75%, due 11/15/12                                                 5,000              5,288
    Owens-Illinois, Inc.
       8.10%, due 5/15/07                                                 60,000             60,150
                                                                                   ----------------
                                                                                            204,663
                                                                                   ----------------
    PHARMACEUTICALS (0.2%)
    Medco Health Solutions, Inc.
       7.25%, due 8/15/13                                              1,180,000          1,253,398
                                                                                   ----------------
    PIPELINES (0.1%)
    ANR Pipeline Co.
       9.625%, due 11/1/21                                                55,000             73,180
    Copano Energy LLC
       8.125%, due 3/1/16                                                 70,000             72,100
    El Paso Natural Gas Co.
       7.50%, due 11/15/26                                                95,000            104,076
    MarkWest Energy Partners, L.P./MarkWest
       Energy Finance Corp.
       Series B
       6.875%, due 11/1/14                                               125,000            119,375
       8.50%, due 7/15/16                         (c)                     15,000             15,488
    Pacific Energy Partners, L.P./Pacific
       Energy Finance Corp.
       7.125%, due 6/15/14                                                70,000             72,353
                                                                                   ----------------
                                                                                            456,572
                                                                                   ----------------

    REAL ESTATE (0.0%)                            ++
    American Real Estate Partners LP
       7.125%, due 2/15/13                        (c)                     50,000             49,500
                                                                                   ----------------
    REAL ESTATE INVESTMENT TRUSTS (0.2%)
    Health Care Property Investors, Inc.
       6.00%, due 1/30/17                                                450,000            444,997
    Host Marriott, L.P.
       Series Q
       6.75%, due 6/1/16                                                  35,000             34,738
    Omega Healthcare Investors, Inc.
       7.00%, due 4/1/14                                                  75,000             75,000
    ProLogis
       5.625%, due 11/15/16                                              940,000            931,242
                                                                                   ----------------
                                                                                          1,485,977
                                                                                   ----------------
    RETAIL (0.3%)
    CVS Corp.
       5.789%, due 1/10/26                        (c)                    318,859            309,347
    Home Depot, Inc.
       5.40%, due 3/1/16                                                 725,000            700,272
    Rite Aid Corp.
       7.50%, due 1/15/15                                                145,000            144,456
    Star Gas Partners, L.P./Star Gas Finance
       Co.
       Series B
       10.25%, due 2/15/13                                                54,000             56,565
    Toys "R" Us, Inc.
       7.625%, due 8/1/11                                                 40,000             37,800
    Wal-Mart Stores, Inc.
       4.50%, due 7/1/15                                                  50,000             46,800
       5.25%, due 9/1/35                                                 815,000            742,222
                                                                                   ----------------
                                                                                          2,037,462
                                                                                   ----------------
    SAVINGS & LOANS (0.2%)
    Washington Mutual Bank
       5.95%, due 5/20/13                                              1,375,000          1,399,652
                                                                                   ----------------
    SOFTWARE (0.1%)
    Computer Associates International, Inc.
       4.75%, due 12/1/09                         (c)                    530,000            515,579
                                                                                   ----------------
    TELECOMMUNICATIONS (0.2%)
    Dobson Cellular Systems, Inc.
       8.375%, due 11/1/11                                                35,000             36,969
       Series B
       8.375%, due 11/1/11                                                35,000             36,969
    GCI, Inc.
       7.25%, due 2/15/14                                                 90,000             89,775
    Lucent Technologies, Inc.
       6.45%, due 3/15/29                                                415,000            377,650
    PanAmSat Corp.
       9.00%, due 8/15/14                                                 37,000             39,868
       9.00%, due 6/15/16                         (c)                     90,000             97,988
    Qwest Communications International, Inc.
       7.25%, due 2/15/11                                                 70,000             71,838
    Qwest Corp.
       7.125%, due 11/15/43                                               20,000             19,100
       7.25%, due 9/15/25                                                 45,000             46,013
       7.50%, due 10/1/14                                                145,000            153,881

       8.875%, due 3/15/12                                                30,000             33,300
    Sprint Nextel Corp.
       6.00%, due 12/1/16                                                375,000            364,571
                                                                                   ----------------
                                                                                          1,367,922
                                                                                   ----------------
    TEXTILES (0.1%)
    INVISTA
       9.25%, due 5/1/12                          (c)                     80,000             85,600
    Mohawk Industries, Inc.
       6.125%, due 1/15/16                                               525,000            518,062
                                                                                   ----------------
                                                                                            603,662
                                                                                   ----------------
    TRANSPORTATION (0.0%)                         ++
    Gulfmark Offshore, Inc.
       7.75%, due 7/15/14                                                 15,000             15,150
                                                                                   ----------------
    Total Corporate Bonds
       (Cost $40,829,660)                                                                40,838,198
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    FOREIGN BONDS (2.2%)

    BEVERAGES (0.1%)
    Coca-Cola HBC Finance B.V.
       5.125%, due 9/17/13                                               430,000            419,675
                                                                                   ----------------
    COMMERCIAL SERVICES (0.0%)                    ++
    Quebecor World, Inc.
       9.75%, due 1/15/15                         (c)                    135,000            140,906
                                                                                   ----------------
    DIVERSIFIED FINANCIAL SERVICES (0.3%)
    Cosan Finance, Ltd.
       7.00%, due 2/1/17                          (c)                    715,000            700,700
    Tengizchevroil Finance Co. S.A.R.L.
       6.124%, due 11/15/14                       (c)                    350,000            347,445
    TNK-BP Finance S.A.
       7.50%, due 7/18/16                         (c)                    920,000            960,664
                                                                                   ----------------
                                                                                          2,008,809
                                                                                   ----------------
    ELECTRIC (0.1%)
    SP PowerAssets, Ltd.
       5.00%, due 10/22/13                        (c)                    625,000            609,516
                                                                                   ----------------
    ELECTRONICS (0.0%)                            ++
    NXP B.V./NXP Funding LLC
       7.875%, due 10/15/14                       (c)                    175,000            180,688
       9.50%, due 10/15/15                        (c)                     75,000             77,531
                                                                                   ----------------
                                                                                            258,219
                                                                                   ----------------
    FOREIGN SOVEREIGN (0.1%)
    Republic of Panama
       6.70%, due 1/26/36                                                405,000            411,075
    United Mexican States
       8.125%, due 12/30/19                                              495,000            594,495
                                                                                   ----------------
                                                                                          1,005,570
                                                                                   ----------------
    FOREST PRODUCTS & PAPER (0.0%)                ++
    Bowater Canada Finance
       7.95%, due 11/15/11                                                10,000             10,025
                                                                                   ----------------

    HOLDING COMPANIES - DIVERSIFIED (0.1%)
    Hutchison Whampoa International, Ltd.
       6.50%, due 2/13/13                         (c)                    650,000            676,585
                                                                                   ----------------
    HOUSEHOLD PRODUCTS & WARES (0.0%)             ++
    Controladora Mabe S.A. de C.V.
       6.50%, due 12/15/15                        (c)                    205,000            202,950
                                                                                   ----------------
    INSURANCE (0.1%)
    Lindsey Morden Group, Inc.
       Series B
       7.00%, due 6/16/08                                        C$        5,000              3,686
    Nippon Life Insurance Co.
       4.875%, due 8/9/10                         (c)            $       340,000            331,521
                                                                                   ----------------
                                                                                            335,207
                                                                                   ----------------
    LEISURE TIME (0.1%)
    Royal Caribbean Cruises, Ltd.
       6.875%, due 12/1/13                                               750,000            761,582
                                                                                   ----------------
    MEDIA (0.2%)
    BSKYB Finance UK PLC
       5.625%, due 10/15/15                       (c)                    755,000            734,767
       6.50%, due 10/15/35                        (c)                    375,000            368,968
    CanWest Media, Inc.
       8.00%, due 9/15/12                                                 41,000             42,538
    Quebecor Media, Inc.
       7.75%, due 3/15/16                                                 15,000             15,225
    Videotron, Ltee
       6.375%, due 12/15/15                                               75,000             72,750
                                                                                   ----------------
                                                                                          1,234,248
                                                                                   ----------------
    MINING (0.3%)
    Alcan, Inc.
       5.00%, due 6/1/15                                                 670,000            635,378
    Corporacion Nacional del Cobre-Codelco,
       Inc.
       5.50%, due 10/15/13                        (c)                  1,000,000            993,950
    Vale Overseas, Ltd.
       6.875%, due 11/21/36                                              340,000            346,039
       8.25%, due 1/17/34                                                310,000            368,015
                                                                                   ----------------
                                                                                          2,343,382
                                                                                   ----------------
    MISCELLANEOUS - MANUFACTURING (0.1%)
    Siemens Financieringsmaatschappij N.V.
       6.125%, due 8/17/26                        (c)                    700,000            711,180
                                                                                   ----------------
    PHARMACEUTICALS (0.0%)                        ++
    Angiotech Pharmaceuticals, Inc.
       7.75%, due 4/1/14                                                  65,000             59,800
       9.103%, due 12/1/13                        (a)(c)                  10,000             10,250
                                                                                   ----------------
                                                                                             70,050
                                                                                   ----------------
    RETAIL (0.0%)                                 ++
    Jean Coutu Group PJC, Inc.
       8.50%, due 8/1/14                          (d)                     70,000             72,800
                                                                                   ----------------
    SEMICONDUCTORS (0.0%)                         ++
    MagnaChip Semiconductor S.A.
       8.61%, due 12/15/11                        (a)                    225,000            192,375
                                                                                   ----------------

    TELECOMMUNICATIONS (0.7%)
    Millicom International Cellular S.A.
       10.00%, due 12/1/13                                                65,000             71,256
    Nortel Networks, Ltd.
       10.75%, due 7/15/16                        (c)                     70,000             77,350
    Rogers Cantel, Inc.
       9.625%, due 5/1/11                                                305,000            344,650
    Satelites Mexicanos S.A. de C.V.
       14.11%, due 11/30/11                       (a)                     85,000             90,100
    Telecom Italia Capital S.A.
       7.20%, due 7/18/36                                              1,000,000          1,021,598
    Telefonos de Mexico S.A. de C.V.
       5.50%, due 1/27/15                                              1,480,000          1,435,057
    Vodafone Group PLC
       4.625%, due 7/15/18                                             1,705,000          1,521,438
                                                                                   ----------------
                                                                                          4,561,449
                                                                                   ----------------
    TRANSPORTATION (0.0%)                         ++
    Stena AB
       9.625%, due 12/1/12                                                45,000             48,431
                                                                                   ----------------
    Total Foreign Bonds
       (Cost $15,660,852)                                                                15,662,959
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    MORTGAGE-BACKED SECURITIES (2.4%)

    COMMERCIAL MORTGAGE LOANS (COLLATERALIZED
       MORTGAGE OBLIGATIONS) (2.4%)
    Banc of America Commercial Mortgage, Inc.
       Series 2005-5, Class A2
       5.001%, due 10/10/45                                            1,175,000          1,158,953
    Bayview Commercial Asset Trust
       Series 2006-4A, Class A1
       5.55%, due 12/25/36                        (a)(c)                 507,593            507,593
    Citigroup Commercial Mortgage Trust
       Series 2004-C2, Class A5
       4.733%, due 10/15/41                                            1,145,000          1,091,015
    Citigroup/Deutsche Bank Commercial Mortgage
       Trust
       Series 2005-CD1, Class A4
       5.226%, due 7/15/44                        (a)                    990,000            977,450
    Commercial Mortgage Pass-Through
       Certificates
       Series 2006-C7, Class A4
       5.769%, due 6/10/46                                               700,000            716,047
    Credit Suisse Mortgage Capital Certificates
       Series 2006-C4, Class AJ
       5.538%, due 9/15/39                                             1,965,000          1,953,732
    Four Times Square Trust
       Series 2006-4TS, Class A
       5.401%, due 12/13/28                       (c)                    860,000            838,741
    Greenwich Capital Commercial Funding Corp.
       Series 2006-GG7, Class A4
       5.912%, due 7/10/38                                               425,000            438,815
    LB-UBS Commercial Mortgage Trust
       Series 2004-C2, Class A2
       3.246%, due 3/15/29                                             1,555,000          1,490,775
       Series 2004-C7, Class A1

       3.625%, due 10/15/29                                            1,003,454            978,570
       Series 2005-C7, Class A4
       5.197%, due 11/15/30                                              925,000            906,733
       Series 2006-C4, Class A4
       5.899%, due 6/15/38                                               645,000            666,171
    Merrill Lynch Mortgage Trust
       Series 2004-MKB1, Class A1
       3.563%, due 2/12/42                                               868,767            848,552
       Series 2004-BPC1, Class A5
       4.855%, due 10/12/41                                            2,240,000          2,147,875
    National RMBS Trust
       Series 2006-3, Class A1
       5.43%, due 10/20/37                        (a)(c)               1,684,853          1,684,853
    Timberstar Trust
       Series 2006-1, Class A
       5.668%, due 10/15/36                       (b)(c)                 280,000            280,636
    Wachovia Bank Commercial Mortgage Trust
       Series 2004-C14, Class A1
       3.477%, due 8/15/41                                               355,374            346,595
                                                                                   ----------------
    Total Mortgage-Backed Securities
       (Cost $17,340,297)                                                                17,033,106
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    MUNICIPAL BOND (0.1%)

    TEXAS (0.1%)
    Harris County Texas Industrial Development
       Corp. Solid Waste Deer Park
       5.683%, due 3/1/23                         (a)                    660,000            655,156
                                                                                   ----------------
    Total Municipal Bond
       (Cost $660,000)                                                                      655,156
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    U.S. GOVERNMENT & FEDERAL AGENCIES (20.2%)

    FANNIE MAE (COLLATERALIZED MORTGAGE
       OBLIGATION) (0.1%)
       Series 2006-B1, Class AB
       6.00%, due 6/25/16                                                964,800            965,333
                                                                                   ----------------
    FANNIE MAE GRANTOR TRUST (COLLATERALIZED
       MORTGAGE OBLIGATION) (0.1%)
       Series 1998-M6, Class A2
       6.32%, due 8/15/08                         (h)                    376,154            379,067
                                                                                   ----------------
    FEDERAL HOME LOAN MORTGAGE CORPORATION
       (0.1%)
       5.25%, due 10/19/15                                             1,020,000          1,001,946
                                                                                   ----------------
    FEDERAL HOME LOAN MORTGAGE CORPORATION
       (MORTGAGE PASS-THROUGH SECURITIES)
       (3.7%)
       3.00%, due 8/1/10                                                 564,860            532,927
       4.319%, due 3/1/35                         (a)                  1,661,246          1,625,927
       5.00%, due 8/1/33                                               1,579,710          1,521,089

*      5.50%, due 1/1/21                                               7,706,179          7,668,447
*      5.50%, due 7/1/34                                               7,856,990          7,752,095
       5.50%, due 1/1/36                                               1,561,910          1,538,225
       5.50%, due 9/1/36                                               2,624,083          2,582,664
       6.00%, due 3/1/36                                               2,507,934          2,518,320
                                                                                   ----------------
                                                                                         25,739,694
                                                                                   ----------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION
       (4.0%)
*      4.00%, due 9/2/08                                               8,230,000          8,072,478
       4.625%, due 5/1/13                                              5,715,000          5,502,768
       5.125%, due 1/2/14                                                810,000            802,303
       5.25%, due 8/1/12                                               2,425,000          2,420,994
*      6.25%, due 2/1/11                                               7,165,000          7,420,497
       6.625%, due 9/15/09                                             3,845,000          3,987,169
                                                                                   ----------------
                                                                                         28,206,209
                                                                                   ----------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION
       (MORTGAGE PASS-THROUGH SECURITIES)
       (8.4%)
       4.50%, due 4/1/18                                               1,249,697          1,201,395
       4.50%, due 7/1/18                                               4,474,552          4,301,607
       4.50%, due 11/1/18                                              5,700,250          5,479,931
       5.00%, due 9/1/20                                                 415,336            406,438
       5.00%, due 10/1/20                                                414,846            405,959
       5.00%, due 12/1/20                                                818,267            800,737
       5.00%, due 7/1/35                                               6,342,370          6,089,304
       5.00%, due 2/1/36                                               2,364,565          2,270,217
       5.00%, due 5/1/36                                               2,750,128          2,640,395
       5.00%, due 6/1/36                                                 127,565            122,386
       5.50%, due 4/1/21                                               4,211,866          4,194,893
       5.50%, due 6/1/21                                               3,421,536          3,407,029
*      5.50%, due 6/1/33                                               9,678,861          9,544,159
       5.50%, due 11/1/33                                              1,711,908          1,688,083
       5.50%, due 12/1/33                                              1,470,980          1,450,508
       5.50%, due 6/1/34                                               2,343,297          2,309,171
       6.00%, due 1/1/33                                               1,091,812          1,099,354
       6.00%, due 3/1/33                                               1,357,363          1,365,695
       6.00%, due 9/1/34                                               1,247,325          1,253,817
       6.00%, due 9/1/35                                               4,266,904          4,286,415
       6.00%, due 10/1/35                                              2,912,973          2,924,261
       6.50%, due 6/1/31                                                 617,246            631,608
       6.50%, due 8/1/31                                                 493,279            504,756
       6.50%, due 10/1/31                                                321,569            329,051
                                                                                   ----------------
                                                                                         58,707,169
                                                                                   ----------------
    FREDDIE MAC (COLLATERALIZED MORTGAGE
       OBLIGATION) (0.1%)
       Series 2632, Class NH
       3.50%, due 6/15/13                                                948,799            901,183
                                                                                   ----------------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
       (MORTGAGE PASS-THROUGH SECURITIES)
       (1.0%)
       5.00%, due 3/15/36                                              2,493,103          2,407,890
       5.00%, due 6/15/36                                              1,578,512          1,523,914
       6.00%, due 4/15/29                                              1,327,965          1,343,983
       6.00%, due 8/15/32                                              1,993,703          2,016,146
                                                                                   ----------------
                                                                                          7,291,933
                                                                                   ----------------

    UNITED STATES TREASURY BONDS (1.1%)
       6.00%, due 2/15/26                         (d)                  2,680,000          2,998,041
       6.25%, due 8/15/23                         (d)                  3,275,000          3,721,474
       6.875%, due 8/15/25                        (d)                    680,000            830,609
       8.75%, due 8/15/20                                                  2,000              2,734
                                                                                   ----------------
                                                                                          7,552,858
                                                                                   ----------------
    UNITED STATES TREASURY NOTES (1.6%)
       3.875%, due 9/15/10                                               275,000            266,438
       3.875%, due 2/15/13                        (d)                    755,000            718,548
       4.50%, due 2/15/09                         (d)                  1,050,000          1,041,346
       4.875%, due 7/31/11                                             4,260,000          4,269,321
       4.875%, due 8/15/16                        (d)                  4,805,000          4,819,266
                                                                                   ----------------
                                                                                         11,114,919
                                                                                   ----------------
    Total U.S. Government & Federal Agencies
       (Cost $142,769,123)                                                              141,860,311
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    LOAN ASSIGNMENTS & PARTICIPATIONS (0.3%)      (i)

    AUTO PARTS & EQUIPMENT (0.0%)                 ++
    Goodyear Tire & Rubber Co. (The)
       2nd Lien Term Loan
       8.14%, due 4/30/10                                                265,000            267,705
                                                                                   ----------------
    CHEMICALS (0.0%)                              ++
    Talecris Biotherapeutics, Inc.
       2nd Lien Term Loan
       13.50%, due 12/6/14                                               115,000            115,144
                                                                                   ----------------
    HEALTH CARE-SERVICES (0.0%)                   ++
    HCA, Inc.
       Term Loan B
       8.114%, due 11/17/13                                              250,000            252,225
                                                                                   ----------------
    MEDIA (0.0%)                                  ++
    Nielsen Finance LLC
       Dollar Term Loan
       8.125%, due 8/6/13                                                 99,750            100,492
                                                                                   ----------------
    MINING (0.1%)
    Aleris International, Inc.
       New Term Loan B
       7.75%, due 12/21/11                                               100,000            100,875
    BHM Technologies LLC
       1st Lien Term Loan
       8.365%, due 7/23/13                                               176,936            171,186
                                                                                   ----------------
                                                                                            272,061
                                                                                   ----------------
    REAL ESTATE (0.1%)
    LNR Property Corp.
       Initial Tranche B Term Loan
       8.12%, due 7/12/11                                                210,000            210,975
    Rental Services Corp.
       2nd Lien Term Loan
       8.857%, due 12/2/13                                               100,000            101,688

    Riverdeep Interactive Learning USA, Inc.
       Bridge Loan
       11.066%, due 12/20/07                                             100,000             99,500
                                                                                   ----------------
                                                                                            412,163
                                                                                   ----------------
    RETAIL (0.1%)
    Michaels Stores, Inc.
       Term Loan B
       8.125%, due 10/31/13                                              181,146            182,486
    Toys "R" Us (Delaware), Inc.
       Term Loan
       10.326%, due 1/9/13                                               140,000            141,138
                                                                                   ----------------
                                                                                            323,624
                                                                                   ----------------
    Total Loan Assignments & Participations
       (Cost $1,732,506)                                                                  1,743,414
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    YANKEE BONDS (0.3%)                           (j)

    FOREST PRODUCTS & PAPER (0.0%)                ++
    Smurfit Capital Funding PLC
       7.50%, due 11/20/25                                               185,000            186,850
                                                                                   ----------------
    INSURANCE (0.0%)                              ++
    Fairfax Financial Holdings, Ltd.
       7.375%, due 4/15/18                        (d)                     35,000             32,638
       8.30%, due 4/15/26                         (d)                     25,000             24,188
                                                                                   ----------------
                                                                                             56,826
                                                                                   ----------------
    OIL & GAS (0.3%)
    Burlington Resources Finance Co.
       7.20%, due 8/15/31                                              1,500,000          1,733,855
                                                                                   ----------------
    Total Yankee Bonds
       (Cost $2,024,483)                                                                  1,977,531
                                                                                   ----------------
    Total Long-Term Bonds
       (Cost $240,363,012)                                                              239,794,466
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    CONVERTIBLE BOND (0.1%)

    MEDIA (0.1%)
    Liberty Media Corp.
       3.50%, due 1/15/31                                        $       661,530            689,645
                                                                                   ----------------
    Total Convertible Bond
       (Cost $688,878)                                                                      689,645
                                                                                   ----------------

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    INVESTMENT COMPANY (0.2%)
    iShares Russell 1000 Value Index Fund         (k)                     12,000          1,004,400
                                                                                   ----------------
    Total Investment Company
       (Cost $901,440)                                                                    1,004,400
                                                                                   ----------------

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    COMMON STOCKS (60.7%)

    AEROSPACE & DEFENSE (0.5%)
    Northrop Grumman Corp.                                                47,200          3,348,368
                                                                                   ----------------
    APPAREL (1.0%)
    Coach, Inc.                                   (l)                     81,100          3,719,246
    Polo Ralph Lauren Corp.                                               44,800          3,675,840
                                                                                   ----------------
                                                                                          7,395,086
                                                                                   ----------------
    BANKS (4.4%)
*   Bank of America Corp.                                                213,404         11,220,782
    Bank of New York Co., Inc. (The)                                     144,300          5,773,443
    PNC Financial Services Group, Inc.                                    65,600          4,839,312
    U.S. Bancorp                                                         107,900          3,841,240
    Wachovia Corp.                                                        92,300          5,214,950
                                                                                   ----------------
                                                                                         30,889,727
                                                                                   ----------------
    BIOTECHNOLOGY (1.0%)
    Celgene Corp.                                 (l)                     58,700          3,151,016
    Genentech, Inc.                               (l)                     42,400          3,704,488
                                                                                   ----------------
                                                                                          6,855,504
                                                                                   ----------------
    BUILDING MATERIALS (0.5%)
    American Standard Cos., Inc.                                          66,100          3,264,679
                                                                                   ----------------
    CHEMICALS (0.7%)
    E.I. du Pont de Nemours & Co.                                         98,400          4,876,704
                                                                                   ----------------
    COMMERCIAL SERVICES (0.9%)
    Manpower, Inc.                                                        44,100          3,216,213
    Robert Half International, Inc.               (d)                     86,100          3,504,270
                                                                                   ----------------
                                                                                          6,720,483
                                                                                   ----------------
    COMPUTERS (2.5%)
    Affiliated Computer Services, Inc. Class A    (l)                     24,100          1,180,659
    Apple, Inc.                                   (l)                     41,100          3,523,503
    Cognizant Technology Solutions Corp.          (l)                     37,300          3,181,317
    Computer Sciences Corp.                       (l)                     50,000          2,623,000
    Hewlett-Packard Co.                                                   84,600          3,661,488
    Network Appliance, Inc.                       (l)                     85,000          3,196,000
                                                                                   ----------------
                                                                                         17,365,967
                                                                                   ----------------
    DISTRIBUTION & WHOLESALE (0.3%)
    W.W. Grainger, Inc.                                                   29,700          2,306,205
                                                                                   ----------------
    DIVERSIFIED FINANCIAL SERVICES (6.7%)
    Capital One Financial Corp.                                           32,500          2,613,000
*   Citigroup, Inc.                                                      176,600          9,735,958
    First Marblehead Corp. (The)                  (d)                     56,800          3,089,920
    Goldman Sachs Group, Inc. (The)                                       34,700          7,361,952
    IntercontinentalExchange, Inc.                (l)                     25,800          3,368,190
    JPMorgan Chase & Co.                                                 133,544          6,801,396
    Merrill Lynch & Co., Inc.                                             78,100          7,307,036
    Morgan Stanley                                                        86,500          7,161,335
                                                                                   ----------------
                                                                                         47,438,787
                                                                                   ----------------
    ELECTRIC (1.4%)
    CenterPoint Energy, Inc.                      (d)                    187,000          3,227,620
    Dynegy, Inc. Class A                          (l)                         42                296
    FirstEnergy Corp.                                                     46,600          2,764,778

    NRG Energy, Inc.                              (l)                     62,200          3,727,646
                                                                                   ----------------
                                                                                          9,720,340
                                                                                   ----------------
    ELECTRONICS (1.0%)
    Amphenol Corp. Class A                                                49,200          3,331,824
    Thermo Fisher Scientific, Inc.                (l)                     76,900          3,679,665
                                                                                   ----------------
                                                                                          7,011,489
                                                                                   ----------------
    FOOD (0.8%)
    General Mills, Inc.                                                   45,400          2,598,696
    Kroger Co. (The)                                                     109,200          2,795,520
                                                                                   ----------------
                                                                                          5,394,216
                                                                                   ----------------
    HEALTH CARE-PRODUCTS (0.6%)
    Johnson & Johnson                                                     62,700          4,188,360
                                                                                   ----------------
    HEALTH CARE-SERVICES (0.9%)
    Humana, Inc.                                  (l)                     59,100          3,280,050
    Quest Diagnostics, Inc.                                               57,000          2,991,360
                                                                                   ----------------
                                                                                          6,271,410
                                                                                   ----------------
    INSURANCE (2.9%)
    Assurant, Inc.                                (d)                     60,900          3,384,822
    Genworth Financial, Inc. Class A                                     139,600          4,872,040
    Hartford Financial Services Group, Inc.
       (The)                                                              38,500          3,654,035
    PMI Group, Inc. (The)                         (d)                     82,000          3,921,240
    Prudential Financial, Inc.                                            53,200          4,741,716
                                                                                   ----------------
                                                                                         20,573,853
                                                                                   ----------------
    INTERNET (1.1%)
    Akamai Technologies, Inc.                     (l)                     65,600          3,685,408
    Google, Inc. Class A                          (l)                      7,600          3,809,880
                                                                                   ----------------
                                                                                          7,495,288
                                                                                   ----------------
    IRON & STEEL (0.6%)
    Allegheny Technologies, Inc.                                          38,400          3,974,016
                                                                                   ----------------
    LEISURE TIME (0.5%)
    Harley-Davidson, Inc.                         (d)                     48,900          3,338,403
                                                                                   ----------------
    MEDIA (2.3%)
*   Comcast Corp. Class A                         (l)                    166,800          7,392,576
    DIRECTV Group, Inc. (The)                     (l)                    133,700          3,260,943
    Gannett Co., Inc.                                                     56,500          3,284,910
    Tribune Co.                                   (d)                     78,800          2,406,552
                                                                                   ----------------
                                                                                         16,344,981
                                                                                   ----------------
    METAL FABRICATE & HARDWARE (0.5%)
    Precision Castparts Corp.                                             41,800          3,715,602
                                                                                   ----------------
    MINING (1.0%)
    Alcoa, Inc.                                                           85,700          2,768,110
    Southern Copper Corp.                         (d)                     64,600          4,037,500
                                                                                   ----------------
                                                                                          6,805,610
                                                                                   ----------------
    MISCELLANEOUS - MANUFACTURING (1.1%)
    Honeywell International, Inc.                                        117,200          5,354,868
    Pentair, Inc.                                                         78,000          2,430,480
                                                                                   ----------------
                                                                                          7,785,348
                                                                                   ----------------

    OIL & GAS (5.4%)
    Chevron Corp.                                                         72,800          5,305,664
    ConocoPhillips                                                        61,800          4,104,138
    Diamond Offshore Drilling, Inc.               (d)                     40,900          3,453,596
    ENSCO International, Inc.                                             85,400          4,344,298
    ExxonMobil Corp.                                                      70,100          5,194,410
    GlobalSantaFe Corp.                                                   11,500            667,115
    Hess Corp.                                                            26,700          1,441,533
    Rowan Cos., Inc.                              (d)                    155,600          5,117,684
    Transocean, Inc.                              (l)                     25,800          1,996,146
    Valero Energy Corp.                                                   51,000          2,768,280
    XTO Energy, Inc.                                                      68,300          3,447,101
                                                                                   ----------------
                                                                                         37,839,965
                                                                                   ----------------
    OIL & GAS SERVICES (2.3%)
    Baker Hughes, Inc.                                                    46,700          3,223,701
    Cameron International Corp.                   (l)                     59,500          3,123,750
    Halliburton Co.                                                      102,600          3,030,804
    National Oilwell Varco, Inc.                  (l)                     56,900          3,450,416
    Smith International, Inc.                                             84,800          3,364,864
                                                                                   ----------------
                                                                                         16,193,535
                                                                                   ----------------
    PHARMACEUTICALS (3.8%)
    Abbott Laboratories                                                   48,700          2,581,100
    Barr Pharmaceuticals, Inc.                    (l)                     84,900          4,543,848
*   Pfizer, Inc.                                                         301,600          7,913,984
    Schering-Plough Corp.                                                145,100          3,627,500
    Teva Pharmaceutical Industries, Ltd.,
       Sponsored ADR                              (m)                    129,700          4,552,470
    Wyeth                                                                 71,200          3,517,992
                                                                                   ----------------
                                                                                         26,736,894
                                                                                   ----------------
    PIPELINES (0.5%)
    Williams Cos., Inc. (The)                                            128,300          3,462,817
                                                                                   ----------------
    RETAIL (6.8%)
    Abercrombie & Fitch Co. Class A                                       41,000          3,261,140
    American Eagle Outfitters, Inc.                                      111,600          3,613,608
    AutoZone, Inc.                                (l)                     25,100          3,153,313
    CarMax, Inc.                                  (l)                     59,500          3,417,085
    CVS Corp.                                                            125,700          4,229,805
    Gap, Inc. (The)                                                      140,000          2,683,800
    Home Depot, Inc. (The)                                               150,200          6,119,148
    J.C. Penney Co., Inc.                                                 45,000          3,655,800
    Kohl's Corp.                                  (l)                     50,900          3,609,319
    Limited Brands, Inc.                                                 119,800          3,347,212
    Lowe's Cos., Inc.                             (d)                    105,000          3,539,550
    Nordstrom, Inc.                                                       64,500          3,593,295
    TJX Cos., Inc. (The)                                                 116,300          3,438,991
                                                                                   ----------------
                                                                                         47,662,066
                                                                                   ----------------
    SAVINGS & LOANS (0.5%)
    Washington Mutual, Inc.                       (d)                     73,200          3,263,988
                                                                                   ----------------
    SEMICONDUCTORS (2.5%)
    Advanced Micro Devices, Inc.                  (d)(l)                  95,900          1,491,245
    Applied Materials, Inc.                                              188,800          3,347,424
    Intel Corp.                                                          145,500          3,049,680
    MEMC Electronic Materials, Inc.               (l)                     72,200          3,783,280

    NVIDIA Corp.                                  (l)                     91,300          2,798,345
    Texas Instruments, Inc.                                              112,000          3,493,280
                                                                                   ----------------
                                                                                         17,963,254
                                                                                   ----------------
    SOFTWARE (0.9%)
    BMC Software, Inc.                            (l)                     94,400          3,246,416
    Oracle Corp.                                  (l)                    203,200          3,486,912
                                                                                   ----------------
                                                                                          6,733,328
                                                                                   ----------------
    TELECOMMUNICATIONS (4.3%)
    ALLTEL Corp.                                                          41,900          2,568,051
*   AT&T, Inc.                                                           241,000          9,068,830
    Cisco Systems, Inc.                           (l)                    127,400          3,387,566
    Motorola, Inc.                                                       148,700          2,951,695
    Nokia Oyj, Sponsored ADR                      (m)                    223,500          4,939,350
    Sprint Nextel Corp.                                                  180,700          3,221,881
    Verizon Communications, Inc.                                         113,300          4,364,316
                                                                                   ----------------
                                                                                         30,501,689
                                                                                   ----------------
    TRANSPORTATION (0.5%)
    Norfolk Southern Corp.                                                69,300          3,440,745
                                                                                   ----------------
    Total Common Stocks
       (Cost $374,224,187)                                                              426,878,707
                                                                                   ----------------

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    CONVERTIBLE PREFERRED STOCK (0.0%)            ++

    SOFTWARE (0.0%)                               ++
    QuadraMed Corp.
       5.50%                                      (c)(l)(n)               10,700            283,550
                                                                                   ----------------
    Total Convertible Preferred Stock
       (Cost $267,500)                                                                      283,550
                                                                                   ----------------

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    PREFERRED STOCK (0.0%)                        ++

    REAL ESTATE INVESTMENT TRUSTS (0.0%)          ++
    Sovereign Real Estate Investment Corp.
       12.00%                                     (c)                        100            154,250
                                                                                   ----------------
    Total Preferred Stock
       (Cost $147,000)                                                                      154,250
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    SHORT-TERM INVESTMENTS (11.0%)

    COMMERCIAL PAPER (6.6%)
    Abbey National North America LLC
       5.24%, due 2/8/07                                         $     8,135,000          8,126,711
       5.24%, due 2/13/07                                              5,000,000          4,991,267
    CAFCO LLC
       5.287%, due 3/6/07                         (o)                    759,733            759,733
    Charta LLC
       5.299%, due 3/23/07                        (o)                    994,106            994,106
    Clipper Receivables Corp.
       5.281%, due 2/13/07                        (o)                    759,733            759,733

    Commonwealth Bank of Australia (Delaware)
       Finance, Inc.
       5.282%, due 2/28/07                        (o)                  1,752,322          1,752,322
    Fairway Finance Corp.
       5.292%, due 2/21/07                        (o)                    759,733            759,733
    Falcon Asset Securitization Corp.
       5.286%, due 2/13/07                        (o)                    759,733            759,733
    Greyhawk Funding LLC
       5.285%, due 2/7/07                         (o)                    759,733            759,733
    Jupiter Securitization Corp.
       5.282%, due 2/9/07                         (o)                    759,733            759,733
    Liberty Street Funding Co.
       5.285%, due 3/2/07                         (o)                  1,012,977          1,012,977
    National Australia Funding Delaware, Inc.
       5.23%, due 2/5/07                          (c)                  6,440,000          6,436,258
    Old Line Funding LLC
       5.282%, due 2/15/07                        (o)                    759,733            759,733
    Park Avenue Receivables Corp.
       5.286%, due 2/27/07                        (o)                    506,489            506,489
    Sheffield Receivables Corp.
       5.293%, due 2/15/07                        (o)                    886,355            886,355
    Toyota Motor Credit Corp.
       5.23%, due 2/2/07                                               5,830,000          5,829,153
    UBS Finance Delaware LLC
       5.26%, due 2/1/07                                               9,050,000          9,050,000
    Variable Funding Capital Co.
       5.272%, due 2/6/07                         (o)                    759,733            759,733
    Yorktown Capital LLC
       5.276%, due 2/8/07                         (o)                    759,733            759,733
                                                                                   ----------------
    Total Commercial Paper
       (Cost $46,423,235)                                                                46,423,235
                                                                                   ----------------

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    INVESTMENT COMPANY (0.9%)
    BGI Institutional Money Market Fund           (o)                  6,089,661          6,089,661
                                                                                   ----------------
    Total Investment Company
       (Cost $6,089,661)                                                                  6,089,661
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    REPURCHASE AGREEMENT(0.2%)
    Morgan Stanley & Co. 5.42%, dated 1/31/07
       due 2/1/07 Proceeds at Maturity $1,266,413
       (Collateralized by various Corporate
       Bonds, with rates between 5.19% - 8.60%
       and maturity dates between 5/19/10 -
       12/29/49, with a Principal Amount of
       $1,320,165 and a Market Value of $1,312,036)(o)           $     1,266,222          1,266,222
                                                                                   ----------------
    Total Repurchase Agreement
       (Cost $1,266,222)                                                                  1,266,222
                                                                                   ----------------
    TIME DEPOSITS (3.3%)
    Banco Bilbao Vizcaya Argentaria S.A.
       5.305%, due 4/26/07                        (o)                  2,025,954          2,025,954
    Bank of America Corp.
       5.27%, due 3/20/07                         (a)(o)               2,785,687          2,785,687
    BNP Paribas
       5.26%, due 2/8/07                          (o)                  1,772,710          1,772,710

    Calyon
       5.31%, due 2/12/07                         (o)                  2,025,954          2,025,954
    Citigroup, Inc.
       5.325%, due 3/22/07                        (o)                  1,772,710          1,772,710
    Lloyds TSB Bank PLC
       5.29%, due 2/21/07                         (o)                  2,025,954          2,025,954
    National Australia Bank, Ltd.
       5.28%, due 2/1/07                          (o)                  4,305,154          4,305,154
    Rabobank Nederland
       5.29%, due 3/6/07                          (o)                  2,025,954          2,025,954
    Skandinaviska Enskilda Banken AB
       5.28%, due 2/23/07                         (o)                  2,785,688          2,785,688
    Standard Chartered Bank
       5.28%, due 2/9/07                          (o)                  2,025,954          2,025,954
                                                                                   ----------------
    Total Time Deposits
       (Cost $23,551,719)                                                                23,551,719
                                                                                   ----------------
    Total Short-Term Investments
       (Cost $77,330,837)                                                                77,330,837
                                                                                   ----------------
    Total Investments
       (Cost $693,922,854)                        (p)                      106.1%       746,135,855(q)
       Liabilities in Excess of
       Cash and Other Assets                                                (6.1)       (42,853,250)
                                                                 ---------------   ----------------
       Net Assets                                                          100.0%     $ 703,282,605
                                                                 ===============   ================

+    Percentages indicated are based on Fund net assets.

++   Less than one tenth of a percent.

* Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

+++ Fifty percent of the Fund's liquid assets are maintained to cover "senior securities transactions" which may include, but are not limited to, forwards, TBA's, options and futures. This percentage is marked-to-market daily against the value of the Fund's "senior securities" holdings to ensure proper coverage for these transactions.

(a)  Floating rate. Rate shown is the rate in effect at January 31, 2007.

(b) Fair valued security. The total market value of these securities at January 31, 2007 is $2,101,323, which reflects 0.3% of the Fund's net assets.

(c) May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(d)  Represents a security, or a portion thereof, which is out on loan.

(e)  Issue in default.

(f)  Issuer in bankruptcy.

(g) PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.

(h)  ACES - Alternative Credit Enhancement Structure.

(i) Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at January 31, 2007. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(j) Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.

(k) Exchange Traded Fund - represents a basket of securities that are traded on an exchange.

(l)  Non-income producing security.

(m)  ADR - American Depositary Receipt.

(n) Illiquid security. The total market value of these securities at January 31, 2007 is $283,550, which represents 0.0% of the Fund's net assets.

(o) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(p)  The cost for federal income tax purposes is $698,786,939.

(q) At January 31, 2007, net unrealized appreciation was $47,348,916 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $58,698,536 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $11,349,620.

The following abbreviations are used in the above portfolio:

C$ - Canadian Dollar

MAINSTAY TOTAL RETURN FUND - CURRENCY

FOREIGN CURRENCY OPEN AS OF JANUARY 31, 2007:

                  CURRENCY   COST   VALUE
                  --------   ----   -----
Canadian Dollar     C$350    $307    $297

MAINSTAY VALUE FUND
PORTFOLIO OF INVESTMENTS                              January 31, 2007 unaudited

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    COMMON STOCKS (92.4%)                         +

    AEROSPACE & DEFENSE (3.3%)
*   Honeywell International, Inc.                                        345,800   $     15,799,602
    Northrop Grumman Corp.                                               139,200          9,874,848
                                                                                   ----------------
                                                                                         25,674,450
                                                                                   ----------------
    BUILDING PRODUCTS (1.2%)
    American Standard Cos., Inc.                                         194,800          9,621,172
                                                                                   ----------------
    CAPITAL MARKETS (6.1%)
*   Bank of New York Co., Inc. (The)                                     424,200         16,972,242
    Goldman Sachs Group, Inc. (The)                                       50,400         10,692,864
    Merrill Lynch & Co., Inc.                     (a)                    100,900          9,440,204
    Morgan Stanley                                                       120,600          9,984,474
                                                                                   ----------------
                                                                                         47,089,784
                                                                                   ----------------
    CHEMICALS (1.9%)
    E.I. du Pont de Nemours & Co.                                        290,100         14,377,356
                                                                                   ----------------
    COMMERCIAL BANKS (6.6%)
    PNC Financial Services Group, Inc.                                   192,300         14,185,971
    U.S. Bancorp                                  (a)                    304,000         10,822,400
    Wachovia Corp.                                                       235,600         13,311,400
    Wells Fargo & Co.                                                    351,900         12,640,248
                                                                                   ----------------
                                                                                         50,960,019
                                                                                   ----------------
    COMMUNICATIONS EQUIPMENT (3.0%)
    Motorola, Inc.                                                       438,100          8,696,285
    Nokia Oyj, Sponsored ADR                      (b)                    659,300         14,570,530
                                                                                   ----------------
                                                                                         23,266,815
                                                                                   ----------------
    COMPUTERS & PERIPHERALS (1.2%)
    International Business Machines Corp.                                 90,300          8,953,245
                                                                                   ----------------
    CONSUMER FINANCE (1.0%)
    Capital One Financial Corp.                                           95,800          7,702,320
                                                                                   ----------------
    DIVERSIFIED FINANCIAL SERVICES (10.1%)
*   Bank of America Corp.                                                565,726         29,745,873
*   Citigroup, Inc.                                                      519,466         28,638,161
*   JPMorgan Chase & Co.                                                 378,692         19,286,784
                                                                                   ----------------
                                                                                         77,670,818
                                                                                   ----------------
    DIVERSIFIED TELECOMMUNICATION SERVICES
       (3.7%)
*   AT&T, Inc.                                                           417,100         15,695,473
    Verizon Communications, Inc.                                         332,600         12,811,752
                                                                                   ----------------
                                                                                         28,507,225
                                                                                   ----------------

    ELECTRIC UTILITIES (1.3%)
    Duke Energy Corp.                                                    154,500          3,042,105
    FirstEnergy Corp.                                                    113,100          6,710,223
                                                                                   ----------------
                                                                                          9,752,328
                                                                                   ----------------
    ENERGY EQUIPMENT & SERVICES (3.8%)
    Diamond Offshore Drilling, Inc.               (a)                    118,100          9,972,364
    ENSCO International, Inc.                                             75,000          3,815,250
    GlobalSantaFe Corp.                                                   33,900          1,966,539
    Rowan Cos., Inc.                              (a)                    244,000          8,025,160
    Transocean, Inc.                              (c)                     76,100          5,887,857
                                                                                   ----------------
                                                                                         29,667,170
                                                                                   ----------------
    FOOD & STAPLES RETAILING (2.7%)
    CVS Corp.                                                            368,400         12,396,660
    Kroger Co. (The)                                                     320,300          8,199,680
                                                                                   ----------------
                                                                                         20,596,340
                                                                                   ----------------
    FOOD PRODUCTS (1.2%)
    General Mills, Inc.                                                  168,300          9,633,492
                                                                                   ----------------
    HEALTH CARE PROVIDERS & SERVICES (1.1%)
    Quest Diagnostics, Inc.                                              168,100          8,821,888
                                                                                   ----------------
    HOUSEHOLD PRODUCTS (1.0%)
    Kimberly-Clark Corp.                                                 112,100          7,779,740
                                                                                   ----------------
    INSURANCE (4.8%)
    Genworth Financial, Inc. Class A                                     405,900         14,165,910
    Hartford Financial Services Group, Inc.
       (The)                                                             112,600         10,686,866
    Prudential Financial, Inc.                                           133,000         11,854,290
                                                                                   ----------------
                                                                                         36,707,066
                                                                                   ----------------
    IT SERVICES (1.3%)
    Affiliated Computer Services, Inc. Class A    (c)                     70,900          3,473,391
    Computer Sciences Corp.                       (c)                    132,400          6,945,704
                                                                                   ----------------
                                                                                         10,419,095
                                                                                   ----------------
    MACHINERY (0.9%)
    Pentair, Inc.                                                        210,700          6,565,412
                                                                                   ----------------
    MEDIA (4.7%)
    Comcast Corp. Class A                         (c)                    247,200         10,955,904
    Gannett Co., Inc.                                                    137,100          7,970,994
    Time Warner, Inc.                                                    470,400         10,287,648
    Tribune Co.                                   (a)                    231,000          7,054,740
                                                                                   ----------------
                                                                                         36,269,286
                                                                                   ----------------
    METALS & MINING (0.8%)
    Alcoa, Inc.                                                          190,700          6,159,610
                                                                                   ----------------
    MULTI-UTILITIES (0.5%)
    Energy East Corp.                                                    146,800          3,526,136
                                                                                   ----------------
    OIL, GAS & CONSUMABLE FUELS (7.7%)
*   Chevron Corp.                                                        214,604         15,640,339
    ConocoPhillips                                                       181,700         12,066,697
*   ExxonMobil Corp.                                                     262,800         19,473,480

    Hess Corp.                                                            78,600          4,243,614
    Valero Energy Corp.                                                  141,500          7,680,620
                                                                                   ----------------
                                                                                         59,104,750
                                                                                   ----------------
    PHARMACEUTICALS (9.7%)
    Abbott Laboratories                                                  143,600          7,610,800
    Barr Pharmaceuticals, Inc.                    (c)                    242,200         12,962,544
    Johnson & Johnson                                                    184,000         12,291,200
*   Pfizer, Inc.                                                         797,500         20,926,400
    Teva Pharmaceutical Industries, Ltd.,
       Sponsored ADR                              (b)                    382,500         13,425,750
    Wyeth                                                                149,000          7,362,090
                                                                                   ----------------
                                                                                         74,578,784
                                                                                   ----------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
       (2.7%)
    Advanced Micro Devices, Inc.                  (c)                    182,500          2,837,875
    Intel Corp.                                                          355,600          7,453,376
    Texas Instruments, Inc.                                              328,400         10,242,796
                                                                                   ----------------
                                                                                         20,534,047
                                                                                   ----------------
    SPECIALTY RETAIL (4.5%)
    Gap, Inc. (The)                                                      426,100          8,168,337
*   Home Depot, Inc. (The)                                               402,000         16,377,480
    Lowe's Cos., Inc.                             (a)                    308,600         10,402,906
                                                                                   ----------------
                                                                                         34,948,723
                                                                                   ----------------
    THRIFTS & MORTGAGE FINANCE (2.6%)
    PMI Group, Inc. (The)                         (a)                    241,600         11,553,312
    Washington Mutual, Inc.                       (a)                    186,750          8,327,182
                                                                                   ----------------
                                                                                         19,880,494
                                                                                   ----------------
    TRADING COMPANIES & DISTRIBUTORS (0.8%)
    W.W. Grainger, Inc.                                                   84,500          6,561,425
                                                                                   ----------------
    WIRELESS TELECOMMUNICATION SERVICES (2.2%)
    ALLTEL Corp.                                                         123,600          7,575,444
    Sprint Nextel Corp.                                                  524,200          9,346,486
                                                                                   ----------------
                                                                                         16,921,930
                                                                                   ----------------
    Total Common Stocks
       (Cost $575,791,585)                                                              712,250,920
                                                                                   ----------------

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    INVESTMENT COMPANY (1.9%)
    iShares Russell 1000 Value Index Fund         (d)                    177,200         14,831,640
                                                                                   ----------------
    Total Investment Company
       (Cost $13,717,314)                                                                14,831,640
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    SHORT-TERM INVESTMENTS (12.1%)

    COMMERCIAL PAPER (7.9%)
    Abbey National North America LLC
       5.24%, due 2/8/07                                         $     8,135,000          8,126,712
       5.24%, due 2/13/07                                             10,000,000          9,982,533

    CAFCO LLC
       5.287%, due 3/6/07                         (e)                    796,671            796,671
    Charta LLC
       5.299%, due 3/23/07                        (e)                  1,042,440          1,042,440
    Clipper Receivables Corp.
       5.281%, due 2/13/07                        (e)                    796,671            796,671
    Commonwealth Bank of Australia (Delaware)
       Finance, Inc.
       5.282%, due 2/28/07                        (e)                  1,837,520          1,837,520
    Fairway Finance Corp.
       5.292%, due 2/21/07                        (e)                    796,671            796,671
    Falcon Asset Securitization Corp.
       5.286%, due 2/13/07                        (e)                    796,673            796,673
    Greyhawk Funding LLC
       5.285%, due 2/7/07                         (e)                    796,671            796,671
    Jupiter Securitization Corp.
       5.282%, due 2/9/07                         (e)                    796,671            796,671
    Liberty Street Funding Co.
       5.285%, due 3/2/07                         (e)                  1,062,228          1,062,228
    Old Line Funding LLC
       5.282%, due 2/15/07                        (e)                    796,671            796,671
    Park Avenue Receivables Corp.
       5.286%, due 2/27/07                        (e)                    531,114            531,114
    Rabobank USA Finance Corp.
       5.27%, due 2/1/07                                              12,070,000         12,070,000
    Sheffield Receivables Corp.
       5.293%, due 2/15/07                        (e)                    929,450            929,450
    Societe Generale North America
       5.235%, due 2/9/07                                              8,430,000          8,420,193
    Toyota Motor Credit Corp.
       5.23%, due 2/2/07                                               9,315,000          9,313,647
    Variable Funding Capital Co.
       5.272%, due 2/6/07                         (e)                    796,671            796,671
    Yorktown Capital LLC
       5.276%, due 2/8/07                         (e)                    796,674            796,674
                                                                                   ----------------
    Total Commercial Paper
       (Cost $60,485,881)                                                                60,485,881
                                                                                   ----------------

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    INVESTMENT COMPANY (0.8%)
    BGI Institutional Money Market Fund           (e)                  6,385,739          6,385,739
                                                                                   ----------------
    Total Investment Company
       (Cost $6,385,739)                                                                  6,385,739
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    REPURCHASE AGREEMENT (0.2%)

    Morgan Stanley & Co. 5.42%, dated 1/31/07
       due 2/1/07 Proceeds at Maturity $1,327,985
       (Collateralized by various Corporate
       Bonds, with rates between 5.19% - 8.60%
       and maturity dates between 5/19/10 -
       12/29/49, with a Principal Amount of
       $1,384,351 and a Market Value of $1,375,826)(e)           $     1,327,785          1,327,785
                                                                                   ----------------
    Total Repurchase Agreement
       (Cost $1,327,785)                                                                  1,327,785
                                                                                   ----------------

    TIME DEPOSITS (3.2%)
    Banco Bilbao Vizcaya Argentaria S.A.
       5.305%, due 4/26/07                        (e)                  2,124,456          2,124,456
    Bank of America Corp.
       5.27%, due 3/20/07                         (e)(f)               2,921,128          2,921,128
    BNP Paribas
       5.26%, due 2/8/07                          (e)                  1,858,899          1,858,899
    Calyon
       5.31%, due 2/12/07                         (e)                  2,124,456          2,124,456
    Citigroup, Inc.
       5.325%, due 3/22/07                        (e)                  1,858,899          1,858,899
    Lloyds TSB Bank PLC
       5.29%, due 2/21/07                         (e)                  2,124,456          2,124,456
    National Australia Bank, Ltd.
       5.28%, due 2/1/07                          (e)                  4,514,470          4,514,470
    Rabobank Nederland
       5.29%, due 3/6/07                          (e)                  2,124,456          2,124,456
    Skandinaviska Enskilda Banken AB
       5.28%, due 2/23/07                         (e)                  2,921,128          2,921,128
    Standard Chartered Bank
       5.28%, due 2/9/07                          (e)                  2,124,456          2,124,456
                                                                                   ----------------
    Total Time Deposits
       (Cost $24,696,804)                                                                24,696,804
                                                                                   ----------------
    Total Short-Term Investments
       (Cost $92,896,209)                                                                92,896,209
                                                                                   ----------------
    Total Investments
       (Cost $682,405,108)                        (g)                      106.4%       819,978,769(h)
    Liabilities in Excess of
       Cash and Other Assets                                                (6.4)       (49,026,695)
                                                                 ---------------   ----------------
    Net Assets                                                             100.0%  $    770,952,074
                                                                 ===============   ================

+    Percentages indicated are based on Fund net assets.

* Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Represents a security, or a portion thereof, which is out on loan.

(b)  ADR - American Depositary Receipt.

(c)  Non-income producing security.

(d) Exchange Traded Fund - represents a basket of securities that are traded on an exchange.

(e) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(f)  Floating rate. Rate shown is the rate in effect at January 31, 2007.

(g)  The cost for federal income tax purposes is $684,587,110.

(h) At January 31, 2007 net unrealized appreciation was $135,391,659, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $141,164,693 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $5,773,034.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MAINSTAY FUNDS


By: /s/ Stephen P. Fisher
    ---------------------------------
    STEPHEN P. FISHER
    President

Date: March 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Stephen P. Fisher
    ---------------------------------
    STEPHEN P. FISHER
    President

Date: March 28, 2007


By: /s/ Arphiela Arizmendi
    ---------------------------------
    ARPHIELA ARIZMENDI
    Treasurer and Principal Financial
    and Accounting Officer

Date: March 28, 2007